                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 14                     [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 100                            [X]


                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                                (212) 578-9414

              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.

                KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP

                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on April 30, 2007 pursuant to paragraph (b) of Rule 485

    [_] on (date) filing pursuant to paragraph (a)(1) of Rule 485
    [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
        Rule 485
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485


PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2006 WILL BE FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2007.


================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
  1.     Cover Page.................................................. Cover Page

  2.     Definitions................................................. Important Terms You Should Know

  3.     Synopsis.................................................... Table of Expenses

  4.     Condensed Financial Information............................. General Information--Performance; General
                                                                        Information--Financial Statements; Accumulation
                                                                        Unit Value Tables

  5.     General Description of Registrant, Depositor, and Portfolio  MetLife; Metropolitan Life Separate Account E; Your
         Companies...................................................   Investment Choices; General Information--Voting
                                                                        Rights

  6.     Deductions and Expenses..................................... Table of Expenses; Deferred Annuities--Charges;
                                                                        Deferred Annuities--Withdrawal Charges; Deferred
                                                                        Annuities--Premium and Other Taxes; Income
                                                                        Options--Charges; General Information--Who
                                                                        Sells the Deferred Annuities; Appendix--Premium
                                                                        Tax Table

  7.     General Description of Variable Annuity Contracts........... Variable Annuities; Classes of the Deferred Annuity;
                                                                        Deferred Annuities--Purchase Payments (Allocation
                                                                        of Purchase Payments and Limits on Purchase
                                                                        Payments); Deferred Annuities--Transfer Privilege;
                                                                        General Information--Administration (Purchase
                                                                        Payments/Confirming Transactions/Transactions by
                                                                        Telephone or Internet/Processing Transactions/
                                                                        Changes to Your Deferred Annuity/When We Can
                                                                        Cancel Your Deferred Annuity)

  8.     Annuity Period.............................................. Important Terms You Should Know; Deferred
                                                                        Annuities--Pay-out Options (or Income Options);
                                                                        Income Payment Types/The Value of Your Income
                                                                        Payments; Optional Benefits--Guaranteed
                                                                        Minimum Income Benefit

  9.     Death Benefit............................................... Deferred Annuities--Death Benefit--Generally; Basic
                                                                        Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values................................ MetLife; Metropolitan Life Separate Account E; Deferred
                                                                        Annuities--Purchase Payments (Allocation of
                                                                        Purchase Payments and Limits on Purchase
                                                                        Payments); The Value of Your Investment; Pay-out
                                                                        Options (or Income Options); Allocation; The Value
                                                                        of Your Income Payments; General Information--
                                                                        Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                                                  PROSPECTUS HEADING
--------                                                                                  ------------------
 11.     Redemptions................................................. Deferred Annuities--Access to Your Money (Systematic
                                                                        Withdrawal Program and Minimum Distribution);
                                                                        Deferred Annuities--Withdrawal Charges (When No
                                                                        Withdrawal Charge Applies); General Information--
                                                                        When We Can Cancel Your Deferred Annuity

 12.     Taxes....................................................... Income Taxes

 13.     Legal Proceedings........................................... Legal Proceedings

 14.     Table of Contents of the                                     Table of Contents of the Statement of Additional
         Statement of Additional Information.........................   Information

 15.     Cover Page.................................................. Cover Page

 16.     Table of Contents........................................... Table of Contents

 17.     General Information and History............................. Not Applicable

 18.     Services.................................................... Independent Registered Public Accounting Firm;
                                                                        Services; Distribution of Certificates and Interests in
                                                                        the Deferred Annuities

 19.     Purchase of Securities Being Offered........................ Not Applicable

 20.     Underwriters................................................ Distribution of Certificates and Interests in the Deferred
                                                                        Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data............................. Advertisement of the Separate Account

 22.     Annuity Payments............................................ Variable Income Payments

 23.     Financial Statements........................................ Financial Statements of the Separate Account; Financial
                                                                        Statements of MetLife

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------


    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.



AMERICAN FUNDS BOND                         LEGG MASON PARTNERS AGGRESSIVE GROWTH (FORMERLY, JANUS
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION   AGGRESSIVE GROWTH)
AMERICAN FUNDS GROWTH                       LEGG MASON VALUE EQUITY
AMERICAN FUNDS GROWTH-INCOME                LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
BLACKROCK AGGRESSIVE GROWTH                 LOOMIS SAYLES SMALL CAP
BLACKROCK BOND INCOME                       LORD ABBETT BOND DEBENTURE
BLACKROCK DIVERSIFIED                       MET/AIM SMALL CAP GROWTH
BLACKROCK LARGE-CAP CORE (FORMERLY,         METLIFE MID CAP STOCK INDEX
 BLACKROCK INVESTMENT TRUST)                METLIFE STOCK INDEX
BLACKROCK LARGE CAP VALUE                   MFS(R) RESEARCH INTERNATIONAL
BLACKROCK LEGACY LARGE CAP GROWTH           MFS(R) TOTAL RETURN
BLACKROCK MONEY MARKET                      MORGAN STANLEY EAFE(R) INDEX
BLACKROCK STRATEGIC VALUE                   NEUBERGER BERMAN MID CAP VALUE
DAVIS VENTURE VALUE                         NEUBERGER BERMAN REAL ESTATE
FI INTERNATIONAL STOCK                      OPPENHEIMER CAPITAL APPRECIATION
FI LARGE CAP                                OPPENHEIMER GLOBAL EQUITY
FI MID CAP OPPORTUNITIES                    PIMCO INFLATION PROTECTED BOND
FI VALUE LEADERS                            PIMCO TOTAL RETURN
FRANKLIN TEMPLETON SMALL CAP GROWTH         RCM TECHNOLOGY (FORMERLY, RCM GLOBAL TECHNOLOGY)
HARRIS OAKMARK FOCUSED VALUE                RUSSELL 2000(R) INDEX
HARRIS OAKMARK INTERNATIONAL                T. ROWE PRICE LARGE CAP GROWTH
HARRIS OAKMARK LARGE CAP VALUE              T. ROWE PRICE MID-CAP GROWTH
JANUS FORTY                                 T. ROWE PRICE SMALL CAP GROWTH
JENNISON GROWTH                             WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
LAZARD MID-CAP                              WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                   ASSET ALLOCATION PORTFOLIOS
METLIFE CONSERVATIVE ALLOCATION             METLIFE MODERATE TO AGGRESSIVE ALLOCATION
METLIFE CONSERVATIVE TO MODERATE ALLOCATION METLIFE AGGRESSIVE ALLOCATION
METLIFE MODERATE ALLOCATION
                             EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
CYCLICAL GROWTH AND INCOME ETF              CYCLICAL GROWTH ETF

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2007. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 121 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732




 DEFERRED
 ANNUITIES
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS


Important Terms You Should Know.................................................  5
Table of Expenses...............................................................  8
Accumulation Unit Values Tables................................................. 25
MetLife......................................................................... 26
Metropolitan Life Separate Account E............................................ 26
Variable Annuities.............................................................. 26
    Replacement of Annuity Contracts............................................ 27
    The Deferred Annuity........................................................ 27
Classes of the Deferred Annuity................................................. 28
Your Investment Choices......................................................... 31
Deferred Annuities.............................................................. 36
    The Deferred Annuity and Your Retirement Plan............................... 36
    Automated Investment Strategies and Enhanced Dollar Cost Averaging Program.. 36
    Purchase Payments........................................................... 40
        Allocation of Purchase Payments......................................... 42
        Debit Authorizations.................................................... 42
        Limits on Purchase Payments............................................. 42
    The Value of Your Investment................................................ 42
    Transfer Privilege.......................................................... 43
    Access to Your Money........................................................ 46
        Systematic Withdrawal Program........................................... 46
    Charges..................................................................... 47
        Separate Account Charge................................................. 47
        Investment-Related Charge............................................... 48
    Annual Contract Fee......................................................... 48
        Optional Guaranteed Minimum Income Benefit.............................. 48
        Optional Guaranteed Withdrawal Benefit.................................. 48
        Optional Guaranteed Minimum Accumulation Benefit........................ 49
    Premium and Other Taxes..................................................... 49
    Withdrawal Charges.......................................................... 49
        When No Withdrawal Charge Applies....................................... 50
    Free Look................................................................... 51
    Death Benefit--Generally.................................................... 52
        Basic Death Benefit..................................................... 53
    Optional Benefits........................................................... 55
        Annual Step-Up Death Benefit............................................ 55
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit........... 56
        Earnings Preservation Benefit........................................... 58
        Guaranteed Minimum Income Benefit....................................... 60
           Version I (The Predictor)............................................ 60
           Version II (The Predictor)........................................... 62
           Version III (The Predictor Plus)..................................... 68

               Guaranteed Principal Option......................................  69
               Optional Reset...................................................  70
               Allocation Limitations...........................................  71
        Guaranteed Withdrawal Benefit...........................................  74
           Guaranteed Withdrawal Benefit........................................  74
           Enhanced Guaranteed Withdrawal Benefit...............................  80
           Lifetime Withdrawal Guarantee Benefit................................  82
        Guaranteed Minimum Accumulation Benefit.................................  91
    Pay-Out Options (or Income Options).........................................  95
        Income Payment Types....................................................  96
        Allocation..............................................................  97
        Minimum Size of Your Income Payment.....................................  97
        The Value of Your Income Payments.......................................  97
        Reallocation Privilege..................................................  98
        Charges................................................................. 101
General Information............................................................. 102
    Administration.............................................................. 102
        Purchase Payments....................................................... 102
        Confirming Transactions................................................. 102
        Processing Transactions................................................. 102
           By Telephone or Internet............................................. 103
           After Your Death..................................................... 103
           Misstatement......................................................... 103
           Third Party Requests................................................. 104
           Valuation--Suspension of Payments.................................... 104
    Advertising Performance..................................................... 104
    Changes to Your Deferred Annuity............................................ 106
    Voting Rights............................................................... 107
    Who Sells the Deferred Annuities............................................ 107
    Financial Statements........................................................
    Your Spouse's Rights........................................................ 109
    When We Can Cancel Your Deferred Annuity.................................... 109
Income Taxes.................................................................... 110
Legal Proceedings............................................................... 120
Table of Contents for the Statement of Additional Information................... 121
Appendix A Premium Tax Table.................................................... 122
Appendix B Accumulation Unit Values For Each Investment Division Tables......... 123
Appendix C Portfolio Legal Names and Marketing Names............................ 129



The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the contract owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU


In this Prospectus "you" is the contract owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a beneficiary of a deceased person's Individual Retirement Account contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

       The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments...................                 None
Withdrawal Charge (as a percentage of each purchase
  payment) (1)..............................................             Up to 9%
Transfer Fee (2)............................................ Current Charge: None
                                                   Maximum Guaranteed Charge: $25

 /1/A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
                 2................    6%        8%                6%
                 3................    6%        8%                5%
                 4................    5%        7%                0%
                 5................    4%        6%                0%
                 6................    3%        4%                0%
                 7................    2%        3%                0%
                 Thereafter.......    0%        0%                0%

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.
 /2/We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3)............................................................................. $30

Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds
Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.25%                1.70%                1.65%            1.50%
  Optional Annual Step-Up Death Benefit.............  1.45%                1.90%                1.85%            1.70%
  Optional Greater of Annual Step-Up or 5%..........  1.60%                2.05%                2.00%            1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%

Current Separate Account Charge (as a percentage of your Account Balance) for American Funds Bond, American Funds Growth-
  Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                 B CLASS     BONUS CLASS (5)     C CLASS            L CLASS
Death Benefit                                    -------     ---------------     -------     ----------------------------
  Basic Death Benefit...........................  1.50%           1.95%           1.90%                      1.75%
  Optional Annual Step-Up Death Benefit.........  1.70%           2.15%           2.10%                      1.95%
  Optional Greater of Annual Step-Up or 5%......  1.85%           2.30%           2.25%                      2.10%
    Annual Increase Death Benefit

Optional Earnings Preservation Benefit (6)..................................................                  .25%

Optional Guaranteed Minimum Income Benefit (7)
  Version I and Version II................................................................                    .50%
  Version III.............................................................................           Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:     1.50%
                                                                                             Current Charge:      .80%
Optional Guaranteed Withdrawal Benefit (8)..................................................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%
                                                                                             Current Charge:      .50%
Optional Enhanced Guaranteed Withdrawal Benefit (8).........................................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%
                                                                                             Current Charge:      .50%
Optional Lifetime Withdrawal Guarantee Benefit (Single Life Version) (8)....................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:      .95%
                                                                                             Current Charge:      .50%
Optional Lifetime Withdrawal Guarantee Benefit (Joint Life Version) (8).....................         Maximum
                                                                                                  Guaranteed
                                                                                                     Charge:     1.40%
                                                                                             Current Charge:      .70%
Optional Guaranteed Minimum Accumulation Benefit (9)........................................                      .75%



    You may not have an Optional Guaranteed Withdrawal Benefit, the Optional Guaranteed Minimum Income Benefit or the Optional Guaranteed Minimum Accumulation Benefit in effect at the same time.


/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.


    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.


/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.


/7/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. The Fixed Account is not available with a Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit and is not available with Version III of the Guaranteed Minimum Income Benefit. If you elect an Optional Reset of the Guaranteed Minimum Income Benefit, as permitted under Version III of this benefit, we may increase the Guaranteed Minimum Income Benefit charge to the then current charge for the same optional benefit, but to no more than a maximum of 1.50% of the guaranteed minimum income base. Different charges for Versions I and II of the Guaranteed Minimum Income Benefit were in effect prior to May l, 2005. Different charges for Version III of the Guaranteed Minimum Income Benefit were in effect prior to February 26, 2007. (See Guaranteed Minimum Income Benefit for more information.)

/8/ The charge for the Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end each Contract Year in the same manner. You do not pay these charges once you are in the pay-out phase of your Contract or after your rider terminates. The Fixed Account is not available with a Deferred Annuity issued in New York State and Washington State with the Guaranteed Withdrawal Benefit. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit, as permitted under Version I of this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge for the same optional benefit, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version. (See Guaranteed Withdrawal Benefit for more information.)

/9/ The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and your Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) You do not pay for this charge once you are in the pay-out phase of your Contract or after your rider terminates. The Fixed Account is not available with this optional benefit. (See Guaranteed Minimum Accumulation Benefit for more information.)


  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



      Total Annual Metropolitan Fund, Met Investors Fund   Minimum Maximum
      and American Funds Operating Expenses for the fiscal
      year ending December 31, 2006 (expenses that are
      deducted from these Funds's assets include
      management fees, distribution fees (12b-1 fees) and    0.55%   1.30%
      other expenses)
      After Waiver and/or Reimbursement of Expenses
        (11)..............................................   0.54%   1.30%



 /10/This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.

/11/Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses and underlying Portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following Portfolios, exclusive of 12b-1 fees, as indicated:



            Portfolio                                     Percentage
            ---------                                     ----------
            MetLife Conservative Allocation Portfolio        0.10%
            MetLife Conservative to Moderate Allocation
              Portfolio                                      0.10%
            MetLife Moderate Allocation Portfolio            0.10%
            MetLife Moderate to Aggressive Allocation
              Portfolio                                      0.10%
            MetLife Aggressive Allocation Portfolio          0.10%



    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2008. The effect of such waiver and reimbursement is that performance results are increased.

    MetLife Advisers has also agreed to waive a portion of its investment management fee until at least April 30, 2008 for the following Portfolios in the percentage amounts specified below:



Portfolio                                            Percentage Before Waiver              Percentage After Waiver
---------                                            ------------------------              -----------------------
MetLife Stock Index Portfolio                                            0.25                                0.243
T. Rowe Price Large Cap Growth Portfolio        0.65 of the first $50 million       0.635 of the first $50 million
                                          0.60 of the excess over $50 million  0.60 of the excess over $50 million
MetLife Mid Cap Stock Index Portfolio                                    0.25                                0.243
Loomis Sayles Small Cap Portfolio              0.90 of the first $500 million       0.85 of the first $500 million
                                         0.85 of the excess over $500 million 0.80 of the excess over $500 million
Russell 2000(R) Portfolio                                                0.25                                0.243
Morgan Stanley EAFE(R) Portfolio                                         0.30                                0.293
Lehman Brothers(R) Aggregate Bond
  Index Portfolio                                                        0.25                                0.244
BlackRock Bond Income Portfolio                  0.40 of the first $1 billion         0.40 of the first $1 billion
                                                  0.35 of the next $1 billion         0.325 of the next $1 billion
                                                  0.30 of the next $1 billion          0.30 of the next $1 billion
                                           0.25 of the excess over $3 billion   0.25 of the excess over $3 billion
BlackRock Money Market Portfolio                 0.35 of the first $1 billion      0.345 of the first $500 million
                                                  0.30 of the next $1 billion       0.335 of the next $500 million
                                           0.25 of the excess over $2 billion          0.30 of the next $1 billion
                                                                                0.25 of the excess over $2 billion


    The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.


/12/Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2008, exclusive of 12b-1 fees, the following percentages: 0.55% for the Cyclical Growth ETF Portfolio and 0.55% for the Cyclical Growth and Income ETF Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by MetLife Investors may, with the approval of the Fund's Board of Trustees, be repaid by the applicable Portfolio to MetLife Investors. The effect of such waiver and reimbursement is that performance results are increased. See the attached prospectus for the Met Investors Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Investors and the Met Investors Fund.


  METROPOLITAN FUND CLASS B ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2006
(as a percentage of average net assets) (16)                                      A+B+C=D                       D-E=F
                                                                     C             TOTAL                        TOTAL
                                                  A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                              MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                 FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth Portfolio (25)...    0.72%   0.25%      0.06%          1.03%          0.00%          1.03%
BlackRock Bond Income Portfolio (11)(15)(25).    0.39%   0.25%      0.07%          0.71%          0.01%          0.70%
BlackRock Diversified Portfolio (25).........    0.44%   0.25%      0.07%          0.76%          0.00%          0.76%
BlackRock Large Cap Value Portfolio (24)(25).    0.70%   0.25%      0.11%          1.06%          0.00%          1.06%
BlackRock Legacy Large Cap Growth Portfolio
  (25).......................................    0.73%   0.25%      0.07%          1.05%          0.00%          1.05%
BlackRock Money Market Portfolio (11)(20)(25)    0.34%   0.25%      0.04%          0.63%          0.01%          0.62%
BlackRock Strategic Value Portfolio (25).....    0.82%   0.25%      0.06%          1.13%          0.00%          1.13%
Davis Venture Value Portfolio................    0.71%   0.25%      0.04%          1.00%          0.00%          1.00%
FI International Stock Portfolio (23)........    0.85%   0.25%      0.13%          1.23%          0.00%          1.23%
FI Large Cap Portfolio (36)..................    0.78%   0.25%      0.06%          1.09%          0.00%          1.09%
FI Mid Cap Opportunities Portfolio (22)......    0.68%   0.25%      0.06%          0.99%          0.00%          0.99%
FI Value Leaders Portfolio...................    0.64%   0.25%      0.07%          0.96%          0.00%          0.96%
Franklin Templeton Small Cap Growth
  Portfolio (24).............................    0.90%   0.25%      0.15%          1.30%          0.00%          1.30%
Harris Oakmark Focused Value Portfolio.......    0.72%   0.25%      0.05%          1.02%          0.00%          1.02%
Harris Oakmark Large Cap Value Portfolio.....    0.72%   0.25%      0.06%          1.03%          0.00%          1.03%
Jennison Growth Portfolio (26)...............    0.63%   0.25%      0.05%          0.93%          0.00%          0.93%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (11).............................    0.25%   0.25%      0.06%          0.56%          0.01%          0.55%
Loomis Sayles Small Cap Portfolio (11).......    0.90%   0.25%      0.07%          1.22%          0.05%          1.17%
MFS(R) Total Return Portfolio (36)...........    0.53%   0.25%      0.05%          0.83%          0.00%          0.83%
MetLife Mid Cap Stock Index Portfolio
  (11)(13)...................................    0.25%   0.25%      0.07%          0.58%          0.01%          0.57%
MetLife Stock Index Portfolio (11)...........    0.25%   0.25%      0.05%          0.55%          0.01%          0.54%
Morgan Stanley EAFE(R) Index Portfolio
  (11)(39)...................................    0.30%   0.25%      0.13%          0.70%          0.01%          0.69%
Neuberger Berman Mid Cap Value Portfolio (36)    0.65%   0.25%      0.06%          0.96%          0.00%          0.96%
Oppenheimer Global Equity Portfolio (27).....    0.53%   0.25%      0.09%          0.87%          0.00%          0.87%
Russell 2000(R) Index Portfolio (11).........    0.25%   0.25%      0.09%          0.61%          0.01%          0.60%
T. Rowe Price Large Cap Growth Portfolio (11)    0.60%   0.25%      0.08%          0.93%          0.00%          0.93%
T. Rowe Price Small Cap Growth Portfolio.....    0.51%   0.25%      0.07%          0.83%          0.00%          0.83%
Western Asset Management Strategic Bond
  Opportunities Portfolio (31)...............    0.63%   0.25%      0.07%          0.95%          0.00%          0.95%
Western Asset Management U.S. Government
  Portfolio (31).............................    0.50%   0.25%      0.07%          0.82%          0.00%          0.82%
                                                                                              ----------------------------

  ASSET ALLOCATION
  PORTFOLIOS (29)
                                                                                        NET TOTAL
                                                                                         ANNUAL
                                                                                        EXPENSES
                                                                                        INCLUDING
                                                                             D-E =F   ESTIMATED NET
                         A        B                  A+B+C=D        E       NET TOTAL   EXPENSES
                     MANAGEMENT 12b-1       C         TOTAL      WAIVER/     ANNUAL   OF UNDERLYING
                        FEES    FEES  OTHER EXPENSES EXPENSES REIMBURSEMENT EXPENSES   PORTFOLIOS
---------------------------------------------------------------------------------------------------
MetLife
  Conservative
  Allocation
  Portfolio (11)....    0.10    0.25       0.09        0.44       0.09        0.35        0.96
MetLife
  Conservative to
  Moderate
  Allocation
  Portfolio (11)....    0.10    0.25       0.02        0.37       0.02        0.35        1.00
MetLife Moderate
  Allocation
  Portfolio (11)....    0.10    0.25       0.01        0.36       0.01        0.35        1.05
MetLife Moderate to
  Aggressive
  Allocation
  Portfolio (11)....    0.10    0.25       0.01        0.36       0.01        0.35        1.10
MetLife Aggressive
  Allocation
  Portfolio (11)....    0.10    0.25       0.07        0.42       0.07        0.35        1.10




  MET INVESTORS FUND CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2006
                                                                                              ----------------------------
(as a percentage of average net assets) (16)                                      A+B+C=D                       D-E=F
                                                                     C             TOTAL                        TOTAL
                                                  A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                              MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                 FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
BlackRock Large-Cap Core Portfolio
  (25)(34)(37)...............................    0.63%   0.25%      0.22%          1.10%          0.00%          1.10%
Harris Oakmark International Portfolio (17)..    0.78%   0.25%      0.13%          1.16%          0.00%          1.16%
Janus Forty Portfolio (14)(37)...............    0.65%   0.25%      0.06%          0.96%          0.00%          0.96%
Lazard Mid-Cap Portfolio (30)................    0.70%   0.25%      0.06%          1.01%          0.00%          1.01%
Legg Mason Partners Aggressive Growth
  Portfolio (19)(35)(38).....................    0.63%   0.25%      0.09%          0.97%          0.00%          0.97%
Legg Mason Value Equity Portfolio
  (21)(36)(24)...............................    0.64%   0.25%      0.16%          1.05%          0.00%          1.05%
Lord Abbett Bond Debenture Portfolio (15)....    0.50%   0.25%      0.04%          0.79%          0.00%          0.79%
MFS(R) Research International Portfolio......    0.72%   0.25%      0.14%          1.11%          0.00%          1.11%
Met/AIM Small Cap Growth Portfolio (38)......    0.87%   0.25%      0.06%          1.18%          0.00%          1.18%
Neuberger Berman Real Estate Portfolio.......    0.64%   0.25%      0.04%          0.93%          0.00%          0.93%
Oppenheimer Capital Appreciation Portfolio
  (38).......................................    0.57%   0.25%      0.05%          0.87%          0.00%          0.87%
PIMCO Inflation Protected Bond Portfolio.....    0.50%   0.25%      0.04%          0.79%          0.00%          0.79%
PIMCO Total Return Portfolio.................    0.50%   0.25%      0.05%          0.80%          0.00%          0.80%
RCM Technology Portfolio (24)(28)(33)(38)....    0.88%   0.25%      0.15%          1.28%          0.00%          1.28%
T. Rowe Price Mid-Cap Growth Portfolio (18)..    0.75%   0.25%      0.03%          1.03%          0.00%          1.03%
                                                                                              ----------------------------

                                                                                                 NET TOTAL
                                                                                                  ANNUAL
                                                                                                 EXPENSES
                                                                                                 INCLUDING
                                                                                                 ESTIMATED
                                                                                          F         NET
                                   A        B                  A+B+C=D        E       NET TOTAL EXPENSES OF
EXCHANGE-TRADED FUNDS          MANAGEMENT 12b-1       C         TOTAL      WAIVER/     ANNUAL   UNDERLYING
PORTFOLIOS (32)                   FEES    FEES  OTHER EXPENSES EXPENSES REIMBURSEMENT EXPENSES  PORTFOLIOS
-----------------------------------------------------------------------------------------------------------
Cyclical Growth and Income
  ETF Portfolio (12)..........    0.45    0.25       0.11        0.81       0.01        0.80       1.05
Cyclical Growth ETF Portfolio
  (12)........................    0.45    0.25       0.09        0.79       0.00        0.79       1.03




  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2006
(as a percentage of average net assets) (16)                                     A+B+C=D                       D-E=F
                                                                    C             TOTAL                        TOTAL
                                                 A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                             MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------
  American Fund Bond Portfolio..............    0.41    0.25       0.01           0.67           0.00           0.67
  American Funds Global Small
    Capitalization Portfolio................    0.72    0.25       0.05           1.02           0.00           1.02
  American Funds Growth-Income Portfolio....    0.27    0.25       0.01           0.53           0.00           0.53
  American Funds Growth Portfolio...........    0.32    0.25       0.02           0.59           0.00           0.59



/13/Other Expenses include 0.01% of "Acquired Fund Fees and Expenses", which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

/14/This Portfolio first became available prior to the opening of business on April 30, 2007. This is a new share class of this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of this Portfolio.


/15/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbott Bond Debenture Portfolio of the Met Investors Fund.

/16/Each of the Metropolitan Fund, Met Investors Fund and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class B shares of the Metropolitan and Met Investors Funds and Class 2 of the American Funds.


/17/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.


/18/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS(R) Mid Cap Growth Portfolio, which changed its name to
    T. Rowe Price Mid-Cap Growth Portfolio.

/19/On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund was merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

/20/BlackRock Money Market Portfolio is only available in the C Class Deferred
    Annuity purchased after April 30, 2003, and a Deferred Annuity issued in New York State and Washington State with Versions I and II of the Optional Guaranteed Minimum Income Benefit and the Optional Guaranteed Withdrawal Benefit.

/21/Prior to the opening of business on May 3, 2004, MFS(R) Research Managers
    Portfolio of the Metropolitan Fund was merged into MFS(R) Investors Trust Portfolio of the Metropolitan Fund. Prior to the opening of business on May 1, 2006, MFS(R) Investors Trust Portfolio of the Metropolitan Fund was merged into the Legg Mason Value Equity Portfolio of the Met Investors Fund.

/22/Prior to the opening of business on May 3, 2004, the FI Mid Cap
    Opportunities Portfolio was merged into the Janus Mid Cap Portfolio and Fidelity Management & Research Company became sub-investment manager for the Portfolio which changed its name to FI Mid Cap Opportunities Portfolio.

/23/On December 16, 2003, Fidelity Research & Management Company became the sub-investment manager for the Putnam International Stock Portfolio, which changed its name to FI International Stock Portfolio.


 /24/Fees waived or expenses reimbursed by the investment manager of these Portfolios in prior years were repaid in the last fiscal year by the investment manager under the terms of prior expense limitation agreements. These amounts per portfolio were:



                 Portfolio                           Percentage
                 ---------                           ----------
                 BlackRock Large Cap Value..........    0.02
                 Franklin Templeton Small Cap Growth    0.03
                 Legg Mason Value Equity............    0.02
                 RCM Technology.....................    0.04




/25/Effective January 31, 2005, BlackRock Advisors, Inc. became the sub-investment manager for the State Street Research Money Market Portfolio, the State Street Research Bond Income Portfolio, the State Street Research Diversified Portfolio, the State Street Research Large Cap Value Portfolio, the State Street Research Investment Trust Portfolio, the State Street Research Large Cap Growth Portfolio, the State Street Research Aggressive Growth Portfolio and the State Street Research Aurora Portfolio, which changed their names, as shown in the following table:

Prior Portfolio Name                                  New Portfolio Name
--------------------                                  ------------------
State Street Research Aggressive Growth
  Portfolio                                  BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio       BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio  BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio  BlackRock Diversified Portfolio
State Street Research Investment Trust
  Portfolio                                  BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth       BlackRock Legacy Large Cap Growth
  Portfolio                                  Portfolio
State Street Research Large Cap Value
  Portfolio                                  BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio BlackRock Money Market Portfolio

/26/Prior to the opening of business on May 2, 2005, the Met/Putnam Voyager
    Portfolio of the Metropolitan Fund was merged into the Jennison Growth Portfolio of the Metropolitan Fund.

/27/On May 1, 2005, OppenheimerFunds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.

/28/On January 15, 2005, RCM Capital Management LLC became the sub-investment manager for the PIMCO PEA Innovation Portfolio which changed its name to RCM Global Technology Portfolio.


/29/These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.06% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.17% for the MetLife Aggressive Strategy Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

/30/On December 19, 2005, Lazard Asset Management LLC became the sub-investment manager for the Met/AIM Mid Cap Core Equity Portfolio which changed its name to Lazard Mid-Cap Portfolio.

/31/On May 1, 2006, Western Asset Management Company became the sub-investment manager for the Salomon Brothers Strategic Bond Opportunities Portfolio and the Salomon Brothers U.S. Government Bond Portfolio which changed their names, respectively, to the Western Asset Management Strategic Bond Portfolio and the Western Asset Management U.S. Government Bond Portfolio.

/32/Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of the Underlying ETF or other investment company. The weighted expenses of the total operating expenses of the Underlying ETFs or other investment companies based upon the allocation of assets as of December 31, 2006 was 0.25% for Cyclical Growth and Income ETF Portfolio and 0.24% for the Cyclical Growth ETF Portfolio. See the prospectus for the portfolios for a description of the allocation targets for each portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs and other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were 1.06% for the Cyclical Growth and Income ETF Portfolio and 1.03% for the Cyclical Growth ETF Portfolio.

/33/RCM Global Technology Portfolio of the Met Investors Series Trust changed its name to RCM Technology Portfolio, prior to the opening of business on April 30, 2007.

/34/BlackRock Investment Trust Portfolio of the Metropolitan Fund changed its name to BlackRock Large Cap Portfolio on October 2, 2006. Prior to the opening of business on April 30, 2007, the BlackRock Large Cap Portfolio of the Metropolitan Fund was merged into the BlackRock Large-Cap Core Portfolio of the Met Investors Fund.

/35/On October 2, 2006, ClearBridge Advisors, LLC (formerly known as CAM North
    America, LLC) became sub-investment manager for the Janus Aggressive Growth Portfolio, which changed its name, effective November 13, 2006, to Legg Mason Aggressive Growth Portfolio. Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio, prior to the opening of business on April 30, 2007.

 /36/The management fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

 /37/Other Expenses have been restated to reflect the current Met Investors
    Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

 /38/The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

 /39/Other expenses include 0.02% of the "Acquired Fund Fees and Expenses", which are fees and expenses attributable to underlying portfolio in which the Portfolio invested during the preceding fiscal year.

  EXAMPLES

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.



                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,205 $2,078 $2,962 $5,400
Minimum........................................... $1,130 $1,859 $2,607 $4,758



  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;
 . you select the Earnings Preservation Benefit: and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).



                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $505 $1,538 $2,602 $5,400
Minimum........................................... $430 $1,319 $2,247 $4,758

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.



                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,460 $2,416 $3,397 $5,863
Minimum........................................... $1,382 $2,193 $3,039 $5,232



  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).



                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $560 $1,696 $2,857 $5,863
Minimum........................................... $482 $1,473 $2,419 $5,232

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you surrender your Contract (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).



                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $543 $1,648 $2,776 $5,705
Minimum........................................... $468 $1,431 $2,429 $5,090



  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).



                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $543 $1,648 $2,776 $5,705
Minimum........................................... $543 $1,431 $2,429 $5,090

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract with applicable withdrawal charges deducted.



                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,228 $2,054 $2,706 $5,583
Minimum........................................... $1,153 $1,835 $2,356 $4,957



  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 . you select Version III of the Guaranteed Minimum Income Benefit and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).



                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $528 $1,604 $2,706 $5,583
Minimum........................................... $453 $1,395 $2,356 $4,957

  Example 9. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.


                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,195 $2,046 $2,908 $5,287
 Minimum........................................... $1,119 $1,826 $2,552 $4,641


  Example 10. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $495 $1,506 $2,548 $5,287
  Minimum........................................... $419 $1,286 $2,192 $4,641

  Example 11. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, with applicable withdrawal charges deducted.


                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,449 $2,385 $3,343 $5,753
 Minimum........................................... $1,372 $2,161 $2,985 $5,118


  Example 12. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $69,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $549 $1,655 $2,803 $5,753
  Minimum........................................... $472 $1,441 $2,445 $5,118

  Example 13. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract, (although no withdrawal charges apply to the C Class, the annual contract fee is deducted when the Deferred Annuity is surrendered regardless of the amount of the total Account Balance).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $533 $1,616 $2,722 $5,594
  Minimum........................................... $458 $1,399 $2,374 $4,976


  Example 14. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $74,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges apply to the C Class).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $533 $1,616 $2,722 $5,594
  Minimum........................................... $458 $1,399 $2,374 $4,976

  Example 15. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you fully surrender your Contract with applicable withdrawal charges deducted.


                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,218 $2,022 $2,652 $5,472
 Minimum........................................... $1,412 $1,803 $2,301 $4,842


  Example 16. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 . a total Account Balance of $80,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  you select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
 .  you select the Guaranteed Minimum Accumulation Benefit;
 . you select the Earnings Preservation Benefit; and . you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $518 $1,572 $2,652 $5,472
  Minimum........................................... $442 $1,353 $2,301 $4,842

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE


       Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our home office is located at 200 Park Avenue, New York, New York
10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its domestic and international subsidiaries and affiliates, MetLife, Inc. reaches more than 70 million customers around the world and MetLife is the largest life insurer in the United States (based on life insurance in-force). The MetLife companies offer life insurance, annuities, auto and home insurance, retail banking and other financial services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.


METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any such amount under the Guaranteed Minimum Income Benefit, the optional death benefits, the Earnings Preservation Benefit, Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES



    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all contract owners. The Fixed Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain contracts). The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

    From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in this Prospectus. The fees and charges in the new Deferred Annuity may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this Prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."


The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State and Washington State, regardless of the class of the Deferred Annuity purchased. Some features are not available with the Deferred Annuity with the optional Guaranteed Withdrawal Benefit issued in New York State and in Washington State, regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Version III of the Guaranteed Minimum Income Benefit, regardless of the class of the Deferred Annuity purchased. The Fixed Account is not available with the Guaranteed Minimum Accumulation Benefit, regardless of the class of the Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

..   an Earnings Preservation Benefit

..   a Guaranteed Minimum Income Benefit;

..   a Guaranteed Withdrawal Benefit; and

..   a Guaranteed Minimum Accumulation Benefit.

You may not have the Guaranteed Minimum Income Benefit, the Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint contract owners, the age of the oldest joint contract owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.

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

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
Contract Year                  charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose either of the optional death benefits, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

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
YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds, each impose a 12b-1 Plan fee.


The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

EXCHANGE-TRADED FUNDS PORTFOLIOS


The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.

    PORTFOLIOS                          INVESTMENT OBJECTIVES
    AMERICAN FUNDS BOND PORTFOLIO       SEEKS TO MAXIMIZE CURRENT INCOME
                                        AND PRESERVE CAPITAL BY INVESTING
                                        PRIMARILY IN FIXED-INCOME
                                        SECURITIES
    AMERICAN FUNDS GLOBAL SMALL         SEEKS CAPITAL APPRECIATION THROUGH
    CAPITALIZATION PORTFOLIO            STOCKS
    AMERICAN FUNDS GROWTH-INCOME        SEEKS BOTH CAPITAL APPRECIATION
    PORTFOLIO                           AND INCOME
    AMERICAN FUNDS GROWTH PORTFOLIO     SEEKS CAPITAL APPRECIATION THROUGH
                                        STOCKS
    BLACKROCK AGGRESSIVE GROWTH
    PORTFOLIO                           SEEKS MAXIMUM CAPITAL APPRECIATION
    BLACKROCK BOND INCOME PORTFOLIO     SEEKS COMPETITIVE TOTAL RETURN
                                        PRIMARILY FROM INVESTING IN
                                        FIXED-INCOME SECURITIES
    BLACKROCK DIVERSIFIED PORTFOLIO     SEEKS HIGH TOTAL RETURN WHILE
                                        ATTEMPTING TO LIMIT INVESTMENT
                                        RISK AND PRESERVE CAPITAL
    BLACKROCK LARGE-CAP CORE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BLACKROCK LARGE CAP VALUE PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BLACKROCK LEGACY LARGE CAP GROWTH
    PORTFOLIO                           SEEKS LONG-TERM GROWTH OF CAPITAL
    BLACKROCK MONEY MARKET PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT
                                        INCOME CONSISTENT WITH
                                        PRESERVATION OF CAPITAL
    BLACKROCK STRATEGIC VALUE PORTFOLIO SEEKS HIGH TOTAL RETURN,
                                        CONSISTING PRINCIPALLY OF CAPITAL
                                        APPRECIATION
    DAVIS VENTURE VALUE PORTFOLIO       SEEKS GROWTH OF CAPITAL
    FI INTERNATIONAL STOCK PORTFOLIO    SEEKS LONG-TERM GROWTH OF CAPITAL
    FI LARGE CAP PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL
    FI MID CAP OPPORTUNITIES PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL
    FI VALUE LEADERS PORTFOLIO          SEEKS LONG TERM-GROWTH OF CAPITAL
    FRANKLIN-TEMPLETON SMALL CAP
    GROWTH PORTFOLIO                    SEEKS LONG-TERM CAPITAL GROWTH
    HARRIS OAKMARK FOCUSED VALUE        SEEKS LONG-TERM CAPITAL
    PORTFOLIO                           APPRECIATION
    HARRIS OAKMARK INTERNATIONAL        SEEKS LONG-TERM CAPITAL
    PORTFOLIO                           APPRECIATION
    HARRIS OAKMARK LARGE CAP VALUE      SEEKS LONG-TERM CAPITAL
    PORTFOLIO                           APPRECIATION
    JANUS FORTY PORTFOLIO               SEEKS CAPITAL APPRECIATION
    JENNISON GROWTH PORTFOLIO           SEEKS LONG TERM GROWTH OF CAPITAL
    LAZARD MID-CAP PORTFOLIO            SEEKS LONG-TERM GROWTH OF CAPITAL
    LEGG MASON PARTNERS AGGRESSIVE
    GROWTH PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL
    LEGG MASON VALUE EQUITY PORTFOLIO   SEEKS LONG-TERM GROWTH OF CAPITAL
    LEHMAN BROTHERS(R) AGGREGATE BOND   SEEKS TO EQUAL THE PERFORMANCE OF
    INDEX PORTFOLIO                     THE LEHMAN BROTHERS(R) AGGREGATE
                                        BOND INDEX
    LORD ABBETT BOND DEBENTURE          SEEKS TO PROVIDE HIGH CURRENT
    PORTFOLIO                           INCOME AND THE OPPORTUNITY FOR
                                        CAPITAL APPRECIATION TO PRODUCE A
                                        HIGH TOTAL RETURN
    LOOMIS SAYLES SMALL CAP PORTFOLIO   SEEKS LONG-TERM CAPITAL GROWTH
                                        FROM INVESTMENTS IN COMMON STOCKS
                                        OR OTHER EQUITY SECURITIES
    MET/AIM SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL
    METLIFE MID CAP STOCK INDEX         SEEKS TO EQUAL THE PERFORMANCE OF
    PORTFOLIO                           THE STANDARD & POOR'S(R) 400
                                        COMPOSITE STOCK PRICE INDEX
    METLIFE STOCK INDEX PORTFOLIO       SEEKS TO EQUAL THE PERFORMANCE OF
                                        THE STANDARD & POOR'S(R) 500
                                        COMPOSITE STOCK PRICE INDEX
    MFS(R) RESEARCH INTERNATIONAL
    PORTFOLIO                           SEEKS CAPITAL APPRECIATION
    MFS(R) TOTAL RETURN PORTFOLIO       SEEKS A FAVORABLE TOTAL RETURN
                                        THROUGH INVESTMENT IN A
                                        DIVERSIFIED PORTFOLIO
    MORGAN STANLEY EAFE(R) INDEX        SEEKS TO EQUAL THE PERFORMANCE OF
    PORTFOLIO                           THE MSCI EAFE(R) INDEX
    NEUBERGER BERMAN MID CAP VALUE
    PORTFOLIO                           SEEKS CAPITAL GROWTH
    NEUBERGER BERMAN REAL ESTATE        SEEKS TO PROVIDE TOTAL RETURN
    PORTFOLIO                           THROUGH INVESTMENT IN REAL ESTATE
                                        SECURITIES, EMPHASIZING BOTH
                                        CAPITAL APPRECIATION AND CURRENT
                                        INCOME
    OPPENHEIMER CAPITAL APPRECIATION
    PORTFOLIO                           SEEKS CAPITAL APPRECIATION
    PIMCO INFLATION PROTECTED BOND      SEEKS TO PROVIDE MAXIMUM REAL
    PORTFOLIO                           RETURN CONSISTENT WITH
                                        PRESERVATION OF CAPITAL AND
                                        PRUDENT INVESTMENT MANAGEMENT

    PIMCO TOTAL RETURN PORTFOLIO         SEEKS MAXIMUM TOTAL RETURN,
                                         CONSISTENT WITH THE PRESERVATION
                                         OF CAPITAL AND PRUDENT INVESTMENT
                                         MANAGEMENT
    RCM TECHNOLOGY PORTFOLIO             SEEKS CAPITAL APPRECIATION; NO
                                         CONSIDERATION IS GIVEN TO INCOME
    RUSSELL 2000(R) INDEX PORTFOLIO      SEEKS TO EQUAL THE RETURN OF THE
                                         RUSSELL 2000(R) INDEX
    T. ROWE PRICE LARGE CAP GROWTH       SEEKS LONG TERM GROWTH OF CAPITAL
    PORTFOLIO                            AND, SECONDARILY, DIVIDEND INCOME
    T. ROWE PRICE MID-CAP GROWTH
    PORTFOLIO                            SEEKS LONG-TERM GROWTH OF CAPITAL
    T. ROWE PRICE SMALL CAP GROWTH
    PORTFOLIO                            SEEKS LONG-TERM CAPITAL GROWTH
    WESTERN ASSET MANAGEMENT STRATEGIC   SEEKS TO MAXIMIZE TOTAL RETURN
    BOND OPPORTUNITIES PORTFOLIO         CONSISTENT WITH PRESERVATION OF
                                         CAPITAL
    WESTERN ASSET MANAGEMENT U.S.        SEEKS TO MAXIMIZE TOTAL RETURN
    GOVERNMENT PORTFOLIO                 CONSISTENT WITH PRESERVATION OF
                                         CAPITAL AND MAINTENANCE OF
                                         LIQUIDITY
                         ASSET ALLOCATION PORTFOLIOS
    METLIFE CONSERVATIVE ALLOCATION      SEEKS A HIGH LEVEL OF CURRENT
    PORTFOLIO                            INCOME, WITH GROWTH OF CAPITAL AS
                                         A SECONDARY OBJECTIVE
    METLIFE CONSERVATIVE TO MODERATE     SEEKS A HIGH TOTAL RETURN IN THE
    ALLOCATION PORTFOLIO                 FORM OF INCOME AND GROWTH OF
                                         CAPITAL, WITH A GREATER EMPHASIS
                                         ON INCOME
    METLIFE MODERATE ALLOCATION          SEEKS A BALANCE BETWEEN A HIGH
    PORTFOLIO                            LEVEL OF CURRENT INCOME AND GROWTH
                                         OF CAPITAL, WITH A GREATER
                                         EMPHASIS ON GROWTH OF CAPITAL
    METLIFE MODERATE TO AGGRESSIVE
    ALLOCATION PORTFOLIO                 SEEKS GROWTH OF CAPITAL
    METLIFE AGGRESSIVE ALLOCATION
    PORTFOLIO                            SEEKS GROWTH OF CAPITAL
                       EXCHANGE-TRADED FUNDS PORTFOLIOS
    CYCLICAL GROWTH AND INCOME ETF
    PORTFOLIO                            SEEKS GROWTH OF CAPITAL AND INCOME
    CYCLICAL GROWTH ETF PORTFOLIO        SEEKS GROWTH OF CAPITAL


Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, Deferred Annuities issued in New York State and Washington State with Versions I and II of the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit. Your investment choices may be limited because:

..   We have restricted the available investment divisions.

..   Some of the investment divisions are not approved in your state.

..   Your employer, association or other group contract owner limits the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC ("Met Investors"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the

American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than our affiliates MetLife Advisers and Met Investors) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment managers MetLife Advisers and Met Investors Advisory which are formed as "limited liability companies". Our ownership interests in MetLife Advisers and Met Investors Advisory entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for information on the investment management fees paid to the investment managers and sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Who Sells the Deferred Annuities".

DEFERRED ANNUITIES



   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM


  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector/SM/ is not available if you purchase Version III of the Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee Benefit or the Guaranteed Minimum Accumulation Benefit. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit, or if you purchase Version III of the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the investment divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.


If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar a mount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:


--------------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                              Transferred from
                                                                                                 EDCA Fixed
                                                                                                 Account to
                                                                                EDCA 6-Month      Selected
                                                                                   Program     PPS Investment
                                                              Date     Amount   Interest Rate   Division(s)
                                                            --------- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
    Program Initial Purchase Payment                         5/1/2007  $12,000*     9.00%         $2,000*
--------------------------------------------------------------------------------------------------------------
B                                                            6/1/2007                             $2,000
--------------------------------------------------------------------------------------------------------------
C                                                            7/1/2007                             $2,000
--------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                              8/1/2007 $18,000**     8.00%        $5,000**
--------------------------------------------------------------------------------------------------------------
E                                                            9/1/2007                             $5,000
--------------------------------------------------------------------------------------------------------------
F                                                           10/1/2007                             $5,000
--------------------------------------------------------------------------------------------------------------
G                                                           11/1/2007                             $5,000
--------------------------------------------------------------------------------------------------------------
H                                                           12/1/2007                            $4,483.22
--------------------------------------------------------------------------------------------------------------


    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market investment division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with either Versions I and II of the optional Guaranteed Minimum Income Benefit or Versions I and II of the optional Guaranteed Withdrawal Benefit). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market investment division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.


The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

--------------------------------------------------------------------------------------------------------
                                                                  Bonus
                                                   B Class        Class      C Class       L Class
                                                    ----------    -----      -------        ----------
a. EnhancedDollar Cost Averaging Program ("EDCA")    Yes           No          No            Yes
--------------------------------------------------------------------------------------------------------
                                                  (may not be used with purchase payments which
                                                  consist of money from other MetLife or its affiliates'
                                                          variable annuities)
--------------------------------------------------------------------------------------------------------
b. Choiceof One Automated Investment Strategy
--------------------------------------------------------------------------------------------------------
 1. EquityGenerator                                  Yes           Yes         No            Yes
                                                   (but not                                (but not
                                                  with EDCA)                              with EDCA)
                                                  ------------------------------------------------------
                                                  (but not available with the optional Guaranteed
                                                  Minimum Income Benefit or optional Guaranteed
                                                  Withdrawal Benefit in New York State and in
                                                  Washington State, or Version III of the optional
                                                  Guaranteed Minimum Income Benefit or the
                                                  Guaranteed Minimum Accumulation Benefit)
--------------------------------------------------------------------------------------------------------
 2. Rebalancer                                       Yes           Yes         Yes           Yes
--------------------------------------------------------------------------------------------------------
                                                  (but not available with Guaranteed Minimum
                                                         Accumulation Benefit)
--------------------------------------------------------------------------------------------------------
 3. IndexSelector                                    Yes           Yes         Yes           Yes
--------------------------------------------------------------------------------------------------------
                                                  (but not available with Version III of the
                                                  Guaranteed Minimum Income Benefit, the
                                                  Lifetime Withdrawal Guarantee Benefit or the
                                                  Guaranteed Minimum Accumulation Benefit)
--------------------------------------------------------------------------------------------------------
 4. Allocator                                        Yes           Yes         No            Yes
                                                   (but not                                (but not
                                                  with EDCA)                              with EDCA)
                                                  ------------------------------------------------------
                                                  (but not available with the optional Guaranteed
                                                  Minimum Income Benefit or optional Guaranteed
                                                  Withdrawal Benefit in New York State and in
                                                  Washington State, or Version III of the optional
                                                  Guaranteed Minimum Income Benefit or the
                                                  Guaranteed Minimum Accumulation Benefit)
--------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS



   The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA , SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial purchase payment through debit authorization for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.


If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through debit authorization. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.


SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 86th birthday. We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).



The chart below summarizes the minimum initial and subsequent purchase payments for each contract class:


------------------------------------------------------------------
                                            Bonus
                               B Class      Class  C Class L Class
                           --------------- ------- ------- -------
InitialPurchase Payment        $5,000      $10,000 $25,000 $25,000
                              ($2,000:
                           Traditional IRA
                            and Roth IRA,
                               SEP and
                             SIMPLE IRA)
------------------------------------------------------------------
SubsequentPurchase Payment      $500        $500    $500    $500
------------------------------------------------------------------
                              (or any amount we are required to
                              accept under applicable tax law)
------------------------------------------------------------------
DebitAuthorizations
------------------------------------------------------------------
 Initial                        $500       $10,000 $25,000 $25,000
                               ($100:
                           Traditional IRA
                              and Roth
                            IRA, SEP and
                             SIMPLE IRA)
------------------------------------------------------------------
 Subsequent                     $100        $100    $100    $100
------------------------------------------------------------------
                              (or any amount we are required to
                              accept under applicable tax law)
------------------------------------------------------------------

ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for you.


LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000; and

..   Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.


This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE


   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003, the Deferred Annuity with Versions I and II of the optional Guaranteed Minimum Income Benefit or the optional Guaranteed Withdrawal Benefit issued in New York State and Washington State or Version III of the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000.00).

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.

Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.


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
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


SYSTEMATIC WITHDRAWAL PROGRAM


Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.



Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.



Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

CHARGES


  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.


We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.


SEPARATE ACCOUNT CHARGE


Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.


The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the Contract.

                           SEPARATE ACCOUNT CHARGES*

                                          B CLASS BONUS CLASS** C CLASS L CLASS
-                                         ------- ------------- ------- -------
Basic Death Benefit......................  1.25%      1.70%      1.65%   1.50%
Optional Annual Step-Up Death Benefit....  1.45%      1.90%      1.85%   1.70%
Optional Greater of Annual Step-Up or 5%.  1.60%      2.05%      2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit***   .25%       .25%       .25%    .25%

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

        We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

    ** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the Contract for seven years.

    *** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE


  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.


OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT


Version I and II of the Guaranteed Minimum Income Benefit, depending on your state, is available for an additional charge of 0.50% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. Version III of the Guaranteed Minimum Income Benefit, if approved in your state, is available for an additional charge of 0.80% of the guaranteed minimum income base, deducted at the end of each Contract Year in the same manner. For Contracts issued prior to February 26, 2007, the charge for this benefit is 0.75% of the guaranteed minimum income base. For Version I and Version II available in Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge is reduced to 0.45% of the guaranteed minimum income base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%). We take amounts from the Separate Account by canceling accumulation units from your Separate Account. If you elect the Optional Reset of Version III of the Guaranteed Minimum Income Benefit, as permitted under this version of the benefit, we may increase the charge to the then current charge for the same optional benefit, but no more than a maximum of 1.50% of the guaranteed minimum income base.


OPTIONAL GUARANTEED WITHDRAWAL BENEFIT


The Guaranteed Withdrawal Benefit or the Enhanced Guaranteed Withdrawal Benefit is available for an additional charge of 0.50% of the Guaranteed Withdrawal Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program and Separate Account balance. The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year in the same manner, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occuring on the Contract Anniversary. We take amounts from the

Separate Account by canceling accumulation units from your Separate Account balance. If you elect an Optional Reset of the Guaranteed Withdrawal Benefit, we may increase the charge for this benefit to the then current charge for the same optional benefit, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.


OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT

The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account.

PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES


   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


IF WITHDRAWN DURING CONTRACT YEAR B CLASS BONUS CLASS C CLASS L CLASS
--------------------------------- ------- ----------- ------- -------
           1.....................    7%        9%      None      7%
           2.....................    6%        8%                6%
           3.....................    6%        8%                5%
           4.....................    5%        7%                0%
           5.....................    4%        6%                0%
           6.....................    3%        4%                0%
           7.....................    2%        3%                0%
           Thereafter............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES



In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.


You do not pay a withdrawal charge:

..   If you have a C Class Deferred Annuity.


..   On transfers you make within your Deferred Annuity among the investment divisions and transfers to or from the Fixed Account.


..   On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.


..   If you choose payments over one or more lifetimes except, in certain cases, under the Guaranteed Minimum Income Benefit.


..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the contract owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If you withdraw only your earnings from the investment divisions.

..   During the first Contract Year, if you are in the Systematic Withdrawal
    Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

..   If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If you properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

..   This Contract feature is only available if you are less than 80 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the contract owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the contract owner continuously since the issue of the Contract or the spouse who continues the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.




FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the Contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

If the beneficiary is your spouse, the beneficiary may be substituted as the contract owner of the Deferred Annuity and continue the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.


If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.

We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some optional benefits available under the Contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date of the change in contract owner.

If available in your state, we permit your beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The designated beneficiary's interest in the contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain contract provisions or programs may not be available.

If your beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.


If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

BASIC DEATH BENEFIT

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or


3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


                                   EXAMPLE:


---------------------------------------------------------------------------------------------------
                                                          Date                      Amount
                                              ----------------------------- -----------------------
A   Initial Purchase Payment                            10/1/2007                  $100,000
---------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2008                  $104,000
                                              (First Contract Anniversary)
---------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2008               $104,000
                                                                            (= greater of A and B)
---------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2009                   $90,000
                                              (Second Contract Anniversary)
---------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2009                  $100,000
                                                                            (= greater of A and D)
---------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2009                   $9,000
---------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance             10/2/2009                     10%
                                                                                    (= F/D)
---------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                    10/2/2009                   $81,000
                                                                                   (= D - F)
---------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal         As of 10/2/2009                $90,000
                                                                                [= A - (A X G)]
---------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2009                   $90,000
                                                                            (= greater of H and I)
---------------------------------------------------------------------------------------------------
K   Account Balance                                     10/1/2012                  $125,000
---------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)        As of 10/1/2012               $125,000
                                                   (Fifth Anniversary)      (= greater of I and K)
---------------------------------------------------------------------------------------------------
M   Account Balance                                     10/2/2012                  $110,000
---------------------------------------------------------------------------------------------------
N   Death Benefit                                    As of 10/2/2012               $125,000
                                                                            (= greatest of I, L, M)
---------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


Account Balances on 10/1/09 and 10/2/09 are assumed to be equal prior to the withdrawal.


OPTIONAL BENEFITS


Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. In limited circumstances, the Enhanced Guaranteed Withdrawal Benefit, the Lifetime Withdrawal Guarantee Benefit and Guaranteed Minimum Accumulation Benefit may be cancelled. The optional benefit is in effect until it terminates. See also "Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, Lifetime Withdrawal Guarantee Benefit and the Guaranteed Minimum Accumulation Benefit Qualified Contracts and Decedent Contracts" for information about tax implications in certain circumstances.


ANNUAL STEP-UP DEATH BENEFIT


   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or


2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


----------------------------------------------------------------------------------------------------------
                                                                  Date                      Amount
                                                      ----------------------------- ----------------------
A   Initial Purchase Payment                                    10/1/2007                  $100,000
----------------------------------------------------------------------------------------------------------
B   Account Balance                                             10/1/2008                  $104,000
                                                      (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                As of 10/1/2008               $104,000
                                                                                    (= greater of A and B)
----------------------------------------------------------------------------------------------------------
D   Account Balance                                             10/1/2009                  $90,000
                                                      (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)           10/1/2009                  $104,000
                                                                                    (= greater of B and D)
----------------------------------------------------------------------------------------------------------
F   Withdrawal                                                  10/2/2009                   $9,000
----------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                     10/2/2009                    10%

                                                                                           (= F/D)
----------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                            10/2/2009                  $81,000
                                                                                           (= D-F)
----------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal         As of 10/2/2009               $93,600

                                                                                         (= E-(EXG))
----------------------------------------------------------------------------------------------------------
J   Death Benefit                                               10/2/2009                  $93,600
                                                                                    (= greater of H and I)
----------------------------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/09 and 10/2/09 are assumed to be equal prior to the withdrawal.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or


2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                                                 Date                         Amount
                                                     ----------------------------- ----------------------------
A   Initial Purchase Payment                                   10/1/2007                     $100,000
---------------------------------------------------------------------------------------------------------------
B   Account Balance                                            10/1/2008                     $104,000
                                                     (First Contract Anniversary)
---------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)                10/1/2008                     $104,000
                                                                                      (= greater of A and B)
---------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                                  10/1/2008                     $105,000
                                                                                            (= AX1.05)
---------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                           As of 10/1/2008                  $105,000
                                                                                     (= greater of C1 and C2)
---------------------------------------------------------------------------------------------------------------
D   Account Balance                                            10/1/2009                     $90,000
                                                     (Second Contract Anniversary)
---------------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                                  10/1/2009                     $104,000
                                                                                     (= greater of C1 and D)
---------------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                               As of 10/1/2009                  $110,250
                                                                                         (= AX1.05X1.05)
---------------------------------------------------------------------------------------------------------------
E3  Death Benefit                                              10/1/2009                     $110,250
                                                                                     (= greater of E1 and E2)
---------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                 10/2/2009                      $9,000
---------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                    10/2/2009                       10%
                                                                                             (= F/D)
---------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                           10/2/2009                     $81,000
                                                                                             (= D-F)
---------------------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for Withdrawal        As of 10/2/2009                  $93,600
                                                                                          (= E1-(E1XG))
---------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for Withdrawal        As of 10/2/2009                  $99,238
                                                                                          (= E2-(E2XG).
                                                                                   Note: E2 includes additional
                                                                                      day of interest at 5%)
---------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                              10/2/2009                     $99,238
                                                                                   (= greatest of H, I1 and I2)
---------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/09 and 10/02/09 are assumed to be equal prior to the withdrawal.


All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.


If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.


If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in contract owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new contract owner as of the date of the change in contract owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


------------------------------------------------------------------
                                       Date          Amount
                                     --------- -------------------
A   Purchase Payments Not Withdrawn  10/1/2007      $100,000
------------------------------------------------------------------
B   Death Benefit                    10/1/2008      $105,000
------------------------------------------------------------------
C   Additional Death Benefit         10/1/2008       $2,000
                                                (= 40% x (B - A))
------------------------------------------------------------------
D   Account Balance                  10/1/2009       $90,000
------------------------------------------------------------------
E   Withdrawal                       10/2/2009       $9,000
------------------------------------------------------------------
F   Account Balance after Withdrawal 10/2/2009       $81,000
                                                    (= D - E)
------------------------------------------------------------------
G   Purchase Payments Not Withdrawn  10/2/2009       $91,000
------------------------------------------------------------------
                                                     (= A-E,
                                                because there is
                                                   no gain at
                                               time of withdrawal)
------------------------------------------------------------------
H   Death Benefit                    10/2/2009       $99,238
------------------------------------------------------------------
I   Additional Death Benefit                         $3,296
                                                (= 40% x (H - G))
------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

GUARANTEED MINIMUM INCOME BENEFIT


MetLife makes available three versions of this benefit, but a maximum of two versions will be offered in any particular state. If approved in your state, Version II of the Guaranteed Minimum Income Benefit will be available. Otherwise, Version I will be offered. If approved in your state, Version III is also available. For Contracts issued prior to February 26, 2007, we offered a variation of Version III of the Guaranteed Minimum Income Benefit which is no longer available, as described below. You may not have this benefit and the Guaranteed Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit in effect at the same time. Under this benefit, a contract owner who is a natural person and the annuitant must be the same.


  VERSION I (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND
                                 ADVERTISING)


You may purchase this benefit at application (up to but not including age 76) which guarantees a minimum income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity which may be higher than the guaranteed income amount available under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The guaranteed minimum income base is not available for withdrawals.


This benefit may only be exercised by the contract owner no later than the Contract Anniversary immediately after the contract owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If you are a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in contract owners of the Contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.


The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. (Based on federal tax rules, the last option is not available for qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. See "Pay-out Options".) If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:


             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:


1. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the Annual Increase Amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are based on the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. Applying your Account Balance (less any premium taxes and applicable contract fees) to our then current annuity rates may produce greater income payments than those guaranteed under this benefit. In that case you will receive the higher amount.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate upon the earliest of:


1. The 30th day following the Contract Anniversary immediately after the contract owner's 85th birthday;

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);


4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity, except where the spouse elects to terminate the Guaranteed Minimum Income Benefit, or the annuitant dies (if the contract owner is not a natural person); or

5. There is a change in contract owners, joint contract owners or annuitants (if the contract owner is a non-natural person).

The Guaranteed Minimum Income Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.50% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Classes Deferred Annuity.)



EXAMPLE:


(This calculation ignores the impact of Highest Anniversary Value which could further increase the guaranteed minimum income base.)

   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.40 = $788 per month.
   $1,000

        ----------------------------------------------------------------

        (Male) Issue Age Age at Pay-Out  Guaranteed Minimum Income Floor
        ----------------------------------------------------------------
               55              65                    $  788
        ----------------------------------------------------------------
                               70                    $1,186
        ----------------------------------------------------------------
                               75                    $1,812
        ----------------------------------------------------------------

The above chart ignores the impact of premium and other taxes.

 VERSION II (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND
                                 ADVERTISING)


You may purchase this benefit at application (up to but not including age 76) which guarantees a minimum income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity which may be higher than the guaranteed income amount available under this benefit.


This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The guaranteed minimum income base is not available for withdrawals.

This benefit may only be exercised by the contract owner no later than the Contract Anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract

Anniversary. If the contract owner is a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in contract owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.


The only income types available with purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. Based on federal tax rules, the last option is not available for qualified Contracts where the difference in ages of the joint annuitants is greater then 10 years. See "Pay-Out Options". If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:


             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:


1. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date on or following your 85th birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal. The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 5% of the Annual Increase Amount at the previous Contract Anniversary and if these withdrawals are paid to you (or the annuitant if the Contract is owned by a non-natural person) or other payee we agree to. If total withdrawals in a Contract Year are less than or equal to 5% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year. (For these purposes, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity). The Annual Increase Amount does not change after the Contract Anniversary on or following your 85th birthday, except that it is increased for each subsequent purchase payment and reduced by each withdrawal as described here where the annual increase rate is set at 0%; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

This base, less withdrawal charges applicable to a full withdrawal and any premium taxes that may apply, is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are based on the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any withdrawal charges, premium taxes and applicable contract fees) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.


If you take a full withdrawal of your Account Balance, your Contract is terminated because it is inactive, or your Contract lapses, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In that case, your income payments under this benefit, if any, will be determined using the guaranteed minimum income base after the deduction of any applicable withdrawal adjustment due to the withdrawal, termination or lapse that resulted in a zero Account Balance.

If the guaranteed minimum income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently than annually.


This option will terminate upon the earliest of:


1. The 30th day following the Contract Anniversary immediately on or after the contract owner's 85th birthday.

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the annual charge for this rider will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);

4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity (if the spouse is less than age 85), or the annuitant dies (if the contract owner is not a natural person); or

5. There is a change in contract owners or joint contract owners or annuitants (if the contract owner is a non-natural person).

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.50% of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, and a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLE:


(This calculation ignores the impact of Highest Anniversary Value which could further increase the guaranteed minimum income base.)


   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000 x 1.05/10 /= $162.889 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $162,889 x $4.40 = $717 per month.
   $1,000


                      -----------------------------------

                                               Guaranteed
                                                Minimum
                       (Male)                    Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65          $717
                      -----------------------------------
                                      70         $1,029
                      -----------------------------------
                                      75         $1,499
                      -----------------------------------


The above chart ignores the impact of premium and other taxes.

GRAPHIC EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges.

(1)THE 5% ANNUAL INCREASE AMOUNT OF THE INCOME BASE


   Determining a value upon which future income payments will be based


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

                                     [CHART]

                      [5% Compounding Income Base Chart]

   Determining your guaranteed lifetime income stream


   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your 5% Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

 [10 YEAR WAITING PERIOD WITH 5% COMPOUNDING INCOME BASE AND ANNUITY FOR LIFE
CHART]                                     [CHART]

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


   Determining a value upon which future income payments will be based


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken

   (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                     [CHART]

                 [Highest  Account Balance Income Base Chart]

   Determining your guaranteed lifetime income stream


   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                     [CHART]

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

(3)PUTTING IT ALL TOGETHER


   Prior to annuitization, the two components of the income base (the 5% Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the Contract Anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

                                     [CHART]

    [10 Year Waiting Period with Highest Account Balance Income Base and 5%
                        Compounding Income Base Chart]


   With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Balance would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

                                     [CHART]

    [10 Year Waiting Period with Highest Account Balance Income Base and 5%
          Compounding Income Base with Income Annuity for Life Chart]

VERSION III (MAY ALSO BE KNOWN AS THE "PREDICTOR PLUS" IN OUR SALES LITERATURE
                               AND ADVERTISING)


The new variation of Version III is identical to Version II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph 1 of "Version II of the guaranteed minimum income base" on page 63 above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; (2) you may exercise a "Guaranteed Principal Option," in which case you will receive an additional amount to be added to the Account Balance in lieu of taking Guaranteed Minimum Income Benefit income payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your Account Balance to certain investment choices; (5) the termination provisions are expanded; and (6) the additional charge for the Version III is 0.80% of the income base (with a maximum charge of 1.50% of the guaranteed minimum income base applicable upon the exercise of the Optional Reset feature). A description of some of these features follows.

NOTE: For Contracts issued prior to February 26, 2007, we offered a variation of Version III of the Guaranteed Minimum Income Benefit that is no longer available. That variation differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable charge.
Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph 1 of "Version II of the guaranteed minimum income base" on page 63 above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and
(2) the additional charge for this variation of Version III is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature).


GUARANTEED PRINCIPAL OPTION

You may exercise the Guaranteed Principal Option after a 10-year waiting period within 30 days following any Contract Anniversary, but no later than the Contract Anniversary on or following the contract owner's (or joint contract owner's or annuitant's if the Contract is owned by a non-natural person) 85th birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving Guaranteed Minimum Income Benefit payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

a. is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges)) and

b. the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Principal Option.

The Guaranteed Principal Option may only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.


The Guaranteed Principal Option will never be less than zero. If the Guaranteed Principal Option is exercised, the Guaranteed Minimum Income Benefit will terminate as of the date the option takes effect and no additional Guaranteed Minimum Income Benefit charges will apply thereafter and the asset allocation restriction will no longer apply. The Contract, however, will continue.


Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, Version III of the Guaranteed Minimum Income Benefit may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing Version III of the Guaranteed Minimum Income Benefit for this feature.

Optional Reset (for Contracts issued on or after February 27, 2006). On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. Such a reset may be beneficial if your Account Balance has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising Version III of the Guaranteed Minimum Income Benefit by restarting the waiting period, and the charge will be reset to the fee we charge new Contract purchasers for the same version of this benefit at that time. An Optional Reset is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

NOTE: FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 26, 2007, AN OPTIONAL RESET MAY BE BENEFICIAL IF YOUR ACCOUNT BALANCE HAS GROWN AT A RATE ABOVE THE 5% ACCUMULATION AMOUNT ON THE ANNUAL INCREASE AMOUNT.

You may elect either 1) a one-time Optional Reset at any Contract Anniversary provided the above requirements are met, or 2) Optional Resets to occur automatically ("Optional Automatic Resets"). If you elect Optional Automatic Resets, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Optional Automatic Reset. You may discontinue this election at any time by notifying us in writing (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Optional Automatic Resets to continue. If you discontinue or do not re-elect the Optional Automatic Resets, no Optional Reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above.

We must receive your request to exercise the Optional Reset in writing (or any other method acceptable to us). We must receive your request prior to the Contract Anniversary for an Optional Reset to occur on that Contract Anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract. We are waiving this right with respect to purchasers of the Contract offered by this Prospectus who elect or have elected Version III of the Guaranteed Minimum Income Benefit and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of Contract.

The Optional Reset will:

(1)reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Reset election;

(2)reset the waiting period to the tenth Contract Anniversary following the date the Optional Reset took effect; and

(3)reset the charge to the then current level we charge for the same Version III of this benefit at the time of the reset, up to the maximum optional reset fee rate (not to exceed 1.50%).

On the date of the reset, the Account Balance on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

Optional Reset (for Contracts issued prior to February 27, 2006). If your Contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the automatic reset feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary. You will also be able to elect Optional Automatic Resets as described above.


ALLOCATION LIMITATIONS

If you elect to purchase Version III of this benefit, unlike Version I and Version II, you are limited to allocating your purchase payments and Account Balance among the following investment choices:

1. the MetLife Conservative Allocation Investment Division,

2. the MetLife Conservative to Moderate Allocation Investment Division,

3. the MetLife Moderate Allocation Investment Division or

4. the MetLife Moderate to Aggressive Allocation Investment Division.

The Fixed Account is not available.

You may also elect to participate in the Enhanced Dollar Cost Averaging Program, provided that any amounts transferred from the program to an investment division are one or more of the above listed investment choices.



TERMINATION PROVISIONS

In addition to the other termination provisions described above in Version I or II, Version III will terminate upon the earliest of the effective date of the Guaranteed Principal Option.

In addition, the following provision supercedes the termination provision labeled number 5 in the description of the Guaranteed Minimum Income Benefit Version II above: a change for any reason of the contract owner or joint contract owner or annuitant if a non-natural person owns the Contract, unless we agree otherwise.

GRAPHIC EXAMPLES

THE GUARANTEED PRINCIPAL OPTION

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The Guaranteed Minimum Income Benefit benefit and the Guaranteed Minimum Income Benefit benefit fee terminates as of the date that the adjustment is made to the Account Balance; the Contract continues.

3) The Guaranteed Minimum Income Benefit allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.

 [Exercise Guaranteed Principal Option and Guaranteed
 Principal Adjustment Chart]

Withdrawals reduce the original purchase payment (i.e.) those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

THE OPTIONAL RESET


(a)The Optional Reset -- Version III of the Guaranteed Minimum Income Benefit (for Contracts issued prior to February 26, 2007)

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Reset.

The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

   (3)The charge is reset to the fee we charge new contract owners at that time;

   (4)The Guaranteed Principal Option can still be elected on the 10th Contract
      Anniversary: and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

(b)The Optional Reset: Optional Automatic Reset (for Contracts issued on or after February 26, 2007) Version III of the Guaranteed Minimum Income Benefit

Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount of the Income Base increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Optional Automatic Reset feature prior to the first Contract Anniversary. Because your Account Balance is higher than your 6% Annual Increase Amount of the Income Base, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets from $106,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The 6% Annual Increase Amount of the Income Base increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Optional Automatic Reset feature. Because your Account Balance is higher than your 6% Annual Increase Amount of the Income Base, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets from $116,600 to $120,000;

(2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the 6% Annual Increase Amount of the Income Base and an Optional Reset would automatically occur (provided you had not discontinued the Optional Automatic Reset feature, and other requirements were met).

The effect of each Optional Reset is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Reset election expires. Assume you do not make a new election of the Optional Automatic Reset. The 6% Annual Increase Amount of the Income Base increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your Account Balance is lower than your 6% Annual Increase Amount of the Income Base. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount of the Income Base remains at $180,200 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 85th birthday. Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [CHART]

GUARANTEED WITHDRAWAL BENEFIT

MetLife makes available three versions of this benefit, but a maximum of two will be offered in any particular state. If approved in your state, Version II (the Enhanced Guaranteed Withdrawal Benefit) will be available. Otherwise, Version I will be offered. If approved in your state, Version III (the Lifetime Withdrawal Guarantee Benefit) is also available. You may not have this and the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.

                                   VERSION I

You may purchase this benefit at application (up to but not including age 86 except for the Bonus Class where the maximum issue age is 80). This benefit guarantees that you can withdraw a minimum amount over time (the "Guaranteed Withdrawal Amount") equal to your initial purchase payment (and any applicable Guaranteed Withdrawal Benefit Bonus), provided withdrawals or amounts applied to a pay-out option do not exceed the Annual Benefit Payment. (The initial Annual Benefit Payment is 7% of your initial purchase payment plus the 5% Guaranteed Withdrawal Benefit Bonus. For purposes of calculating the Guaranteed Withdrawal Amount, purchase payment credits (i.e., bonus payments) are not considered to be purchase payments.) This benefit is intended to protect you against poor investment performance if your annual withdrawals or amounts applied to any annuity option are less than or equal to the Annual Benefit Payment. However, the Guaranteed Withdrawal Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. You may not have this benefit and the Guaranteed Minimum Income Benefit or Guaranteed Minimum Accumulation Benefit in effect at the same time. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Withdrawals taken under the Guaranteed Withdrawal Benefit during the first Contract Year will not be subject to a withdrawal charge under a Systematic Withdrawal Program.


If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the Guaranteed Withdrawal Benefit guarantees that you or your beneficiary will receive from the Contract over time may be less than the Guaranteed Withdrawal Amount which consists of your initial purchase payment (and any Guaranteed Withdrawal Benefit Bonus). This reduction may be significant and means that return of your purchase payments may be lost. However, the Guaranteed Withdrawal Benefit charge will continue to be calculated based on the Guaranteed Withdrawal Amount until termination of the rider. The Guaranteed Withdrawal Amount does not decrease due to withdrawals.

SUBJECT TO STATE APPROVAL, ADDITIONALLY, FOR CONTRACTS ISSUED WITH THE GUARANTEED WITHDRAWAL BENEFIT, WE WILL ADD TO YOUR CONTRACT ENHANCEMENTS (1),
(2) AND (3) DESCRIBED ON PAGE 80 OF THIS PROSPECTUS.


The initial Benefit Base is the amount from which the Annual Benefit Payment is determined. If withdrawals exceed the Annual Benefit Payment, the Annual Benefit Payment may be recalculated based upon the Account Balance. The Benefit Base may not be taken as a lump sum.

The Benefit Base is equal to:

..   Your initial purchase payment;

..   Increased by the applicable Guaranteed Withdrawal Benefit Bonus (currently,
    5% for the initial and each subsequent purchase payment);

..   Increased by each subsequent purchase payment;

..   Reduced dollar for dollar by withdrawals, including any withdrawal charges and any amounts applied toward pay-out option, for withdrawals that are equal to or less than the Annual Benefit Payment.

An additional reduction will be taken if any amount withdrawn:

1. is not paid to the contract owner or the contract owner's bank account (or annuitant's bank account, if the contract owner is not a non-natural person) or

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

2. results in cumulative withdrawals, including withdrawal charges and any amounts applied toward a pay-out option, for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance.

The reduction will result in the Benefit Base equal to the lesser of

1. The Benefit Base before the withdrawal minus the amount of the withdrawal or;

2. The Account Balance before the withdrawal minus the amount of the withdrawal.

The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the withdrawal rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. If withdrawals (including any charges, and any amounts applied toward a pay-out option) are less than the Annual Benefit Payment, the Annual Benefit Payment will not decrease. The Annual Benefit Payment will be recalculated and may be reduced if withdrawals, including any withdrawal charges and any amounts applied toward a pay-out option, (1) cumulatively exceed in any year the Annual Benefit Payment or (2) are not payable to the contract owner or the contract owner's bank account or the annuitant's bank account, if the contract owner is a non-natural person. The new Annual Benefit Payment will equal the lower of
(1) the Annual Benefit Payment before the withdrawal and (2) the Account Balance (after a reduction for the withdrawals) multiplied by the 7% withdrawal rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the Guaranteed Withdrawal Benefit optional benefit.

The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount. However, the Guaranteed Withdrawal Amount is always the amount against which the charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment or (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.



OPTIONAL RESET


An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the charge for the benefit. The Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Account Balance prior to the reset was less than the Guaranteed Withdrawal Amount prior to the reset. Starting with the fifth Contract Anniversary prior to the contract owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30 day period prior to that Contract Anniversary provided that your Account Balance is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least five years since the last Optional Reset. If the contract owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint contract owners, the age of the oldest joint contract owner is used to determine the birthday. Although, we reserve the right to prohibit an Optional Reset election if we no longer offer this benefit, we are waiving this right, and will permit contract owners to exercise the Optional Reset feature even if this benefit is no longer offered for this class of the Deferred Annuity. The reset consists of the following:


Guaranteed Withdrawal Amount and Benefit Base: Equal to the Account Balance on the date of the reset;

Annual Benefit Payment: Equal to the Account Balance on the date of the reset multiplied by the 7% withdrawal rate; and

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Charge: the charge will be reset to the then current charge, up to the maximum
Optional Reset fee (0.95%).

While the purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase your total amount of Annual Benefit Payments, because the period of time over which these withdrawals can be taken is lengthened, the amount of each Annual Benefit Payment may be less than that prior to the reset.


The option will terminate upon the earliest of:


1. When you take a total withdrawal of your Account Balance (A pro-rata portion of the annual charge for this rider will apply);

2. The date you apply your Account Balance to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (Whatever is available to pay the annual charge for this rider will apply);

4. The contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity and the spouse is less than 85 years old, or the annuitant dies (if the contract owner is a non-natural person);

5. There is a change in contract owners, joint contract owners or annuitants (if the contract owner is a non-natural person) (A pro-rata portion of the annual charge for this rider will apply); or

6. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply).

If you take a full withdrawal of your Account Balance and that withdrawal does not exceed the Annual Benefit Payment or your Account Balance is reduced to zero because you did not have a sufficient balance to pay the Guaranteed Withdrawal Benefit fee and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the contract owner (or the annuitant if the contract owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.


If the contract owner or joint contract owner (or the annuitant if the contract owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the Basic Death Benefit, Earnings Preservation Benefit, the Annual Step-Up Death Benefit or Annual Step-Up or 5% Increase Death Benefit, if those benefits had been purchased by the contract owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any Death Benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a Death Benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this Death Benefit must begin within 12 months following the date of death.


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

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a) (9) of the Internal Revenue Code and Non-Qualified Contracts subject to
Section 72(s)). If you terminate this benefit because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the charge for the benefit; or (3) the contract owner dies, except where the beneficiary or joint contract owner is the spouse of the contract owner and the spouse elects to continue the Deferred Annuity and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.



The Guaranteed Withdrawal Benefit is available for an additional charge of 0.50% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

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

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800


F. Annual Benefit Payment Continuing When Account Balance Reaches Zero


An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

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

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Balance
     ----------------------  ------------      ---------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.14
11            7,350            31,500                      0
12            7,350            24,150                      0
13            7,350            16,800                      0
14            7,350             9,450                      0
15            2,100             2,100                      0
16                0                 0                      0




               VERSION II ENHANCED GUARANTEED WITHDRAWAL BENEFIT


In states where approved, we currently offer an enhanced version of the Guaranteed Withdrawal Benefit ("Enhanced Guaranteed Withdrawal Benefit") instead of the Guaranteed Withdrawal Benefit. This version is identical to the Guaranteed Withdrawal Benefit above, except with the following differences:
(l) favorable treatment of required minimum distribution withdrawals;
(2) availability of an optional reset every three contract years; (3) waiver of the charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. Additionally, for Contracts issued with the Guaranteed Withdrawal Benefit, subject to state approval, we will add to your Contract enhancements (1), (2) and (3). A description of these features follows:


REQUIRED MINIMUM DISTRIBUTIONS

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

OPTIONAL RESET

Starting with the third Contract Anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the Guaranteed Withdrawal Benefit, we must receive your request in writing within a 30 day period prior to that Contract Anniversary provided your Account Balance is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.

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ENHANCED GUARANTEED WITHDRAWAL BENEFIT CHARGE

Unlike the Guaranteed Withdrawal Benefit, we will not continue to assess the charge if your Benefit Base equals zero.

CANCELLATION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you may not re-elect it.

You may not have the Guaranteed Withdrawal Benefit or the Enhanced Guaranteed Withdrawal Benefit in effect at the same time as the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit.

    How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582= $19,781.

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

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

            Annual Benefit     Cumulative
                Payment        Withdrawals     Account Balance
            --------------     -----------     ---------------
   1           $ 7,350          $  7,350           $105,000
   2             7,350            14,700            125,000
   3             7,350            22,050            130,000
   4            10,385            32,435            148,350
   5            10,385            42,819            185,000
   6            10,385            53,204            195,000
   7            12,590            65,794            179,859
   8            12,590            78,384            210,000
   9            12,590            90,974            223,000
  10            19,781           110,755            282,582
  11            19,781           130,535            270,000
  12            19,781           150,316            278,000



               VERSION III LIFETIME WITHDRAWAL GUARANTEE BENEFIT


In states where approved, we offer the Lifetime Withdrawal Guarantee Benefit . The Lifetime Withdrawal Guarantee Benefit is an optional benefit that may be elected instead of the Version I of the Guaranteed Withdrawal Benefit or the Enhanced Guaranteed Withdrawal Benefit. Like the other versions of the Guaranteed Withdrawal Benefit, the Lifetime Withdrawal Guarantee Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The Remaining Guaranteed Withdrawal Amount and Total Guaranteed Withdrawal Amount are not available for withdrawal. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to your withdrawals. Any withdrawal in the first Contract Year must be taken through the Systematic Withdrawal Program for withdrawal charges not to apply. You should carefully consider which version of the Guaranteed Withdrawal Benefit may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee Benefit and the Version I of the Guaranteed Withdrawal Benefit and Enhanced Guaranteed Withdrawal Benefit:

..   Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee Benefit guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the benefit is elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.

..   Automatic Annual Step-Ups. In contrast to Version I of the Guaranteed
    Withdrawal Benefit and the Enhanced Guaranteed Withdrawal Benefit, which offers an optional reset beginning with the third Contract Anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee Benefit provides automatic step-ups on each Contract


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  Anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the Automatic Step-Ups will occur only prior to the owner's 86/th/ birthday.


..   Withdrawal Rates. The Lifetime Withdrawal Guarantee Benefit uses a 5%
    withdrawal rate to determine the Annual Benefit Payment. Version I of the Guaranteed Withdrawal Benefit and the Enhanced Guaranteed Withdrawal Benefit use a 7% withdrawal rate to determine the Annual Benefit Payment.

..   Cancellation. The Lifetime Withdrawal Guarantee Benefit provides the ability to cancel the rider every five Contract Years for the first fifteen Contract Years and annually thereafter. The Enhanced Guaranteed Withdrawal Benefit offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the Version I of the Guaranteed Withdrawal Benefit does not offer the ability to cancel the benefit.



..   Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee
    Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Account, Enhanced Dollar Averaging Program, and certain investment divisions (as described below).


In considering whether to purchase the Lifetime Withdrawal Guarantee Benefit, you must consider your desire for protection and the cost of the benefit with the possibility that had you not purchased the benefit, your Account Balance may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit, the Lifetime Withdrawal Guarantee Benefit, however, does not assure that you will receive strong, let alone any, return on your investments.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee Benefit is in effect. We assess the Lifetime Withdrawal Guarantee Benefit charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., bonus payments). The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum benefit amount of $5,000,000). If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount and the Account Balance after the withdrawal (if such Account Balance is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is calculated in the same manner as the Total Guaranteed Withdrawal Amount, with the exception that all withdrawals (including applicable withdrawal charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount). The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above.


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..   If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero.

..   If you take your first withdrawal on or after the date you reach age
    59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime Withdrawal Guarantee Benefit rider), even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero.


You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee Benefit. If you begin withdrawals too soon, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount are no longer increased by the 5% annual compounding increase. On the other hand, if you delay taking withdrawals for too long, while your beneficiaries will receive the Remaining Guaranteed Withdrawal Amount over time, you may limit the number of payments you receive while you are alive (due to life expectancy).


At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee Benefit. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee Benefit.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

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The Automatic Annual Step-Up will:

..   reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
    Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000.

..   reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
    Withdrawal Amount after the Step-Up, and


..   reset the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) for the same optional benefit.


In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee Benefit charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.


Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $5,000,000 because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit , you are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following investment divisions:

1. MetLife Conservative Allocation Investment Division

2. MetLife Moderate to Conservative Allocation Investment Division

3. MetLife Moderate Allocation Investment Division

4. MetLife Moderate to Aggressive Allocation Investment Division

5. BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, in New York State and Washington State only)

The Fixed Account is not available in New York State and Washington State with this optional benefit. You may also elect to participate in the Enhanced Dollar Cost Averaging Program, provided that any amounts transferred from the program to an investment division are one or more of the above listed investment choices.

JOINT LIFE VERSION. Like the Single Life version of the Lifetime Withdrawal Guarantee Benefit , the Joint Life version must be elected at the time you purchase the Contract, and the owner (or oldest joint owner) must be age 85 or younger.

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Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee Benefit will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. This means that if you purchase the Joint Life Version and subsequently get divorced, and your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee Benefit. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the Contract, the Joint Life Version of the benefit would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit charge, and the allocation restrictions described above will no longer apply. The contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee Benefit on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Balance. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

   (a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable withdrawal charges); and

   (b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee Benefit may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee Benefit for this feature.

TERMINATION. The Lifetime Withdrawal Guarantee Benefit will terminate upon the earliest of:


1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);


2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

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3. When your Account Balance is not sufficient to pay the charge for this benefit (whatever is available to pay the annual charge for the rider will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met);

4. The Contract Owner or joint owner (or the annuitant if the Contract Owner is a non-natural person) dies, except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee Benefit, the primary beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;


5. There is a change in contract owners; joint contract owners or annuitants (if the contract owner is a non-natural person), unless we agree otherwise (A pro-rata portion of the annual charge for this rider will apply);

6. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply.) or;

7. Cancellation of this benefit.


The Lifetime Withdrawal Guarantee Benefit may affect the death benefit available under your Contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee Benefit is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the basic death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit as described above, or the Annual Step-up Death Benefit, Greater of Annual Step-up or 5% Annual Increase Death Benefit, or Earnings Preservation Benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

If the beneficiary elects to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any Death Benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a Death Benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this Death Benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of

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the Internal Revenue Code and Non-Qualified Contracts subject to
Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee Benefit because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.



The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

I. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Total Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

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If the first withdrawal is taken after age 59 1/2, then the Annual Benefit
Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Total Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

J. Lifetime Withdrawal Guarantee Benefit -- 5% Compounding Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

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If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

               [Lifetime GWB - 5% Compounding Amount CHART]





K. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will

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increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).



LIFETIME GWB--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO
WITHDRAWALS)


                                    [CHART]




GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional benefit to your Deferred Annuity. The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

If you elect the GMAB, we require you to allocate your purchase payments and all of your Account Balance to one of the asset allocation investment divisions available in your Deferred Annuity (the MetLife Moderate to Aggressive and the MetLife Aggressive Allocation Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an investment division must be transferred to the one investment division you have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation investment division you choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation

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investment divisions available, if you choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

                                                                   GUARANTEED AMOUNT
                     INVESTMENT DIVISION*                       (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
                     --------------------                       ------------------------ ----------------------
MetLife Conservative Allocation Investment Division............           130%                  10 years
MetLife Conservative to Moderate Allocation Investment Division           120%                  10 years
MetLife Moderate Allocation Investment Division................           110%                  10 years

-----------
* You can learn more about these investment divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when you purchase the Deferred Annuity through age 80. However, you may not elect the GMAB if you have also elected the Guaranteed Withdrawal Benefit or the Guaranteed Minimum Income Benefit.

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation investment division you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation investment division you have selected. When you make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the Account Balance. Purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the investment division you have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

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If your Account Balance is greater than or equal to the Guaranteed Accumulation
Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments you made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment you have selected), then no Guaranteed Accumulation Payment is made. Therefore, the Guaranteed Minimum Accumulation Benefit may not be appropriate for you, if you intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that you make one $10,000 purchase payment during the 120 Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that you make one $10,000 purchase payment during the 120 day Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that you decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date you cancel this benefit, as described below; (4) the date you apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

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CHARGE.  The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take the amount from the Separate Account by canceling accumulation units from your Separate Account balance.)


GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED WITHDRAWAL BENEFIT, LIFETIME WITHDRAWAL GUARANTEE BENEFIT, GUARANTEED MINIMUM ACCUMULATION BENEFIT, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS.

The Guaranteed Minimum Income Benefit may have limited usefulness in connection with a qualified Contract, such as an IRA in circumstances where the owner is planning to exercise the benefit on a date later than the beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract will have the effect of reducing the guaranteed minimum income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the Guaranteed Minimum Income Benefit. You should consult your tax adviser prior to electing a Guaranteed Minimum Income Benefit.

Additionally, the Guaranteed Minimum Income Benefit is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the Guaranteed Minimum Income Benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the Guaranteed Minimum Income Benefit) do not begin until after the year following the year of death, as would be the case with a Guaranteed Minimum Income Benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

In the event the Lifetime Withdrawal Guarantee Benefit is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee Benefit. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee Benefit is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.

Note that the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit and Lifetime Withdrawal Guarantee Benefit are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.



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PAY-OUT OPTIONS (OR INCOME OPTIONS)


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, you are ineligible to receive the Death Benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your Contract terminates the rider, including any Death Benefit provided by the rider and any Guaranteed Principal Adjustment (for Version III of the Guaranteed Minimum Income Benefit or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.


You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.


By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

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INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.


Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Due to underwriting or Internal Revenue Code considerations, the choice of percentage reductions and/or the duration of the guarantee period may be limited.


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

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ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.


ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

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AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE


   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.


When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.


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..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)


Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation


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activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY.   As a condition to making their portfolios
available in our products, American Funds requires us to treat all American Funds Portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all reallocation/transfer requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/ reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


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The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or operational capacity to apply the frequent trading policies and procedures of the Portfolios we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or to retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

CHARGES



   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.


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GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS



Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.


Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to

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implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the contract owner of the Deferred Annuity and continue the Contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.


MISSTATEMENT

We may require proof of age or sex of the Owner, annuitant or beneficiary before making any payments under this Contract that are measured by the Owner's, annuitant's or beneficiary's life. If the age or sex of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex.


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Once income payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states we may be required to pay interest on any underpayment.


THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE



     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.


We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do

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not reflect the possible imposition of withdrawal charges and the charge for the Earnings Preservation Benefit, Guaranteed Minimum Income Benefit, the Guaranteed Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

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We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

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VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES



On or about May 1, 2007, it is anticipated that MetLife Investors Distribution Company (''MLIDC'') will become the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (''NASD'').

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuity. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of the NASD. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a


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minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.


Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.


Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated and unaffiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that MSI pays with respect to sales made through MetLife representatives. The total compensation includes payments that we make to our business unit or the business unit of our affiliate that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold. These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales


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representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.


These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.


Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.



YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.


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INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

Annuity purchases by nonresident aliens and foreign corporations. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rule in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower taxes that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.


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We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                                             Type of Contract
                                                                                           --------------------
                                                                                              Non    Trad. Roth SIMPLE
                                                                                           Qualified  IRA  IRA   IRA*  SEP
                                                                                           --------- ----- ---- ------ ---

In a series of substantially equal payments made annually (or more frequently) for life or
life expectancy (SEPP)                                                                         x       x    x     x     x

After you die                                                                                  x       x    x     x     x

After you become totally disabled (as defined in the Code)                                     x       x    x     x     x

To pay deductible medical expenses                                                                     x    x     x     x

To pay medical insurance premiums if you are unemployed                                                x    x     x     x

For qualified higher education expenses, or                                                            x    x     x     x

For qualified first time home purchases up to $10,000                                                  x    x     x     x

After December 31, 1999 for IRS levies                                                                 x    x     x     x

Certain immediate income annuities providing a series of substantially equal periodic
payments made annually (or more frequently) over the specified payment period                  x



    * For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (including but not limited to the Earnings Preservation Benefit) and certain living benefits (e.g. Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the


                                                                            111

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Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

GUARANTEED WITHDRAWAL BENEFITS If you have purchased the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

NON-QUALIFIED ANNUITIES

..   Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

..   Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

..   Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

..   Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

..   Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

..   Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

..   When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.


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..   In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest. Certain Income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.


                                                                            113

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The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.


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DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

..   Possible taxation as if you were the contract owner of your portion of the
    Separate Account's assets.

..   Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).


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Consult your tax adviser prior to the purchase of the Contract as a Traditional
Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment of (assuming the individual has sufficient compensation).

..   If you are an active participant in a retirement plan of an employer, your contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


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In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

Rollovers into Your SIMPLE IRA. You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

Rollovers from Your SIMPLE IRA. Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" purchase payment each year (assuming the individual has sufficient compensation). If you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. Also, if you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

..   The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

..   The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

..   The first money withdrawn is any annual (non-conversion/rollover)
    contributions to the Roth IRA. These are received tax and penalty free.

..   The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

..   The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

..   We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the 5th or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION


                                                                       PAGE

     COVER PAGE.......................................................   1

     TABLE OF CONTENTS................................................   1

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
       ANNUITIES......................................................   2

     EXPERIENCE FACTOR................................................   4

     VARIABLE INCOME PAYMENTS.........................................   5

     INVESTMENT MANAGEMENT FEES.......................................   8

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................  14

     VOTING RIGHTS....................................................  16

     ERISA............................................................  17

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS; SHAREHOLDER
       CONTROL........................................................  17

     ACCUMULATION UNIT VALUES TABLES..................................  20

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT..................... F-1

     FINANCIAL STATEMENTS OF METLIFE.................................. F-1

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Non-Qualified IRA and SEP
                     Annuities     Annuities(1)
  California........ 2.35%         0.5%(2)
  Maine............. 2.0%          --
  Nevada............ 3.5%          --
  Puerto Rico(3).... 3.0%          3.0%
  South Dakota...... 1.25%         --
  West Virginia..... 1.0%          1.0%
  Wyoming........... 1.0%          --

        ---
      /1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

      /2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

      /3/Legislation has been passed increasing the tax rate to 3%, however, the rate increase is contingent upon the passage of the budget bill. Nonetheless, the Department of Insurance has indicated it considers the rate increase to be effective.

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for Version III of the Guaranteed Minimum Income Benefit was in effect prior to February 26, 2007. This lower charge is not reflected in the tables below. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for all versions of the optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.


                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE




                                                              Beginning of               Number of
                                                                  Year     End of Year  Accumulation
                                                              Accumulation Accumulation Units End of
Fund Name                                                Year  Unit Value   Unit Value      Year
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.48      $ 14.05      2,260.99

American Funds Global Small Capitalization Division/(c)/ 2001     13.39        13.03          0.00
                                                         2002     13.03        10.29          0.00
                                                         2003     10.29        15.42          0.00
                                                         2004     15.42        18.19     13,630.80
                                                         2005     18.19        22.25     19,596.91
                                                         2006     22.25        26.94     24,763.77

American Funds Growth Division/(c)/..................... 2001    105.45        95.15          0.00
                                                         2002     95.15        70.14          0.00
                                                         2003     70.14        93.63          0.00
                                                         2004     93.63       102.78     11,491.63
                                                         2005    102.78       116.54     11,889.33
                                                         2006    116.54       125.35     12,469.33

                                                                                                  Beginning of
                                                                                                      Year     End of Year
                                                                                                  Accumulation Accumulation
Fund Name                                                                                    Year  Unit Value   Unit Value
---------                                                                                    ---- ------------ ------------
American Funds Growth-Income Division/(c)/.................................................. 2001    $73.98      $ 70.77
                                                                                             2002     70.77        56.39
                                                                                             2003     56.39        72.87
                                                                                             2004     72.87        78.48
                                                                                             2005     78.48        81.05
                                                                                             2006     81.05        91.12

BlackRock Aggressive Growth Division (Class E)/(c)/......................................... 2001     32.98        30.99
                                                                                             2002     30.99        21.56
                                                                                             2003     21.56        29.63

BlackRock Aggressive Growth Division (Class B).............................................. 2004     29.05        32.02
                                                                                             2005     32.02        34.56
                                                                                             2006     34.56       342.15

BlackRock Bond Income Division (formerly State Street Research Income Division Class E)/(a)/ 2001     34.86        35.69
                                                                                             2002     35.69       305.92

BlackRock Bond Income Division (Class E).................................................... 2003     37.72        38.96

BlackRock Bond Income Division (Class B).................................................... 2004     35.93        37.01
                                                                                             2005     37.01        36.95
                                                                                             2006     36.95        37.60

BlackRock Diversified Division (E Class)/(c)/............................................... 2001     32.43        31.50
                                                                                             2002     31.50        26.49
                                                                                             2003     26.49        31.17

BlackRock Diversified Division (B Class).................................................... 2004     30.09        32.27
                                                                                             2005     32.27        32.43
                                                                                             2006     32.43        34.94

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class E)/(c)/........... 2001     59.93        55.73
                                                                                             2002     55.73        40.18
                                                                                             2003     40.18        51.07

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class B)................ 2004     49.31        54.09
                                                                                             2005     54.09        54.62
                                                                                             2006     54.62       366.86

BlackRock Large Cap Value Division (Class E)/(d)/........................................... 2002     10.00         7.87
                                                                                             2003      7.87        10.42

BlackRock Large Cap Value Division (Class B)................................................ 2004     10.49        11.51
                                                                                             2005     11.51        11.87
                                                                                             2006     11.87        13.83

BlackRock Legacy Large Cap Growth Division/(i)/............................................. 2004     21.29        23.19
                                                                                             2005     23.19        24.19
                                                                                             2006     24.19        24.56

BlackRock Money Market Division (Class E)/(f)/.............................................. 2003     18.93        18.72

BlackRock Money Market Division (Class B)................................................... 2004     18.23        18.06
                                                                                             2005     18.06        18.11
                                                                                             2006     18.11        18.51

BlackRock Strategic Value Division (Class E)/(c)/........................................... 2001     14.08        13.79
                                                                                             2002     13.79        10.58
                                                                                             2003     10.58        15.50


                                                                                              Number of
                                                                                             Accumulation
                                                                                             Units End of
Fund Name                                                                                        Year
---------                                                                                    ------------
American Funds Growth-Income Division/(c)/..................................................       0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                              11,225.16
                                                                                              10,819.00
                                                                                              13,217.06

BlackRock Aggressive Growth Division (Class E)/(c)/.........................................       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Aggressive Growth Division (Class B)..............................................     470.09
                                                                                                 351.47
                                                                                                  35.96

BlackRock Bond Income Division (formerly State Street Research Income Division Class E)/(a)/       0.00
                                                                                                   0.00

BlackRock Bond Income Division (Class E)....................................................       0.00

BlackRock Bond Income Division (Class B)....................................................   4,465.70
                                                                                               7,893.69
                                                                                               8,645.26

BlackRock Diversified Division (E Class)/(c)/...............................................       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Diversified Division (B Class)....................................................   6,385.61
                                                                                              15,553.06
                                                                                              17,189.51

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class E)/(c)/...........       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Large Cap Division (formerly BlackRock Investment Trust) (Class B)................     253.57
                                                                                                 367.03
                                                                                                  60.76

BlackRock Large Cap Value Division (Class E)/(d)/...........................................       0.00
                                                                                                   0.00

BlackRock Large Cap Value Division (Class B)................................................  18,591.97
                                                                                              20,493.04
                                                                                              18,855.81

BlackRock Legacy Large Cap Growth Division/(i)/.............................................   1,500.34
                                                                                               2,741.85
                                                                                               6,579.00

BlackRock Money Market Division (Class E)/(f)/..............................................      82.45

BlackRock Money Market Division (Class B)...................................................       0.00
                                                                                                   0.00
                                                                                                   0.00

BlackRock Strategic Value Division (Class E)/(c)/...........................................       0.00
                                                                                                   0.00
                                                                                                   0.00

                                                                 Beginning of               Number of
                                                                     Year     End of Year  Accumulation
                                                                 Accumulation Accumulation Units End of
Fund Name                                                   Year  Unit Value   Unit Value      Year
---------                                                   ---- ------------ ------------ ------------
BlackRock Strategic Value Division (Class B)/(c)/.......... 2004    $15.56       $17.40     22,097.11
                                                            2005     17.40        17.67     44,679.62
                                                            2006     17.67        20.11     47,952.92

Cyclical Growth ETF Division/(k)/.......................... 2006     10.64        11.28          0.00

Cyclical Growth and Income ETF Division/(k)/............... 2006     10.45        11.03          0.00

Davis Venture Value Division (Class E)/(c)/................ 2001     25.57        24.79          0.00
                                                            2002     24.79        20.22          0.00
                                                            2003     20.22        25.83          0.00

Davis Venture Value Division (Class B)..................... 2004     26.22        28.05      4,134.00
                                                            2005     28.05        30.16     14,938.08
                                                            2006     30.16        33.70     22,597.68

FI International Stock Division (Class E)/(c)/............. 2001     11.17        10.41          0.00
                                                            2002     10.41         8.38          0.00
                                                            2003      8.38        10.47          0.00

FI International Stock Division (Class B).................. 2004     10.51        11.93        206.73
                                                            2005     11.93        13.71      6,088.01
                                                            2006     13.71        15.58     11,733.97

FI Large Cap Division/(k)/................................. 2006     15.66        15.75          0.00

FI Mid Cap Opportunities Division (Class E)/(c) (h)/....... 2001     17.49        15.00          0.00
                                                            2002     15.00        10.39          0.00
                                                            2003     10.39        13.66          0.00

FI Mid Cap Opportunities Division (Class B)................ 2004     13.73        15.37        893.10
                                                            2005     15.37        16.02      3,485.86
                                                            2006     16.02        17.47      8,070.45

I Value Leaders Division (Class E)/(d)/.................... 2002     20.96        17.15          0.00
                                                            2003     17.15        21.24          0.00

FI Value Leaders Division (Class B)........................ 2004     20.84        23.36      1,782.38
                                                            2005     23.36        25.22      5,676.29
                                                            2006     25.22        27.52     10,229.10

Franklin Templeton Small Cap Growth Division (Class E)/(c)/ 2001      9.15         8.74          0.00
                                                            2002      8.74         6.16          0.00
                                                            2003      6.16         8.71          0.00

Franklin Templeton Small Cap Growth Division (Class B)..... 2004      8.57         9.43      2,857.38
                                                            2005      9.43         9.62      1,790.05
                                                            2006      9.62        10.32      5,012.27

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     23.58        24.30          0.00
                                                            2002     24.30        21.61          0.00
                                                            2003     21.61        27.98          0.00

Harris Oakmark Focused Value Division (Class B)............ 2004     27.27        29.42      5,359.15
                                                            2005     29.42        31.55     13,128.60
                                                            2006     31.55        34.58     13,048.19

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.54         8.74          0.00
                                                            2003      8.74        11.54          0.00

Harris Oakmark International Division (Class B)............ 2004     11.75        13.56      6,279.34
                                                            2005     13.56        15.14     13,426.94
                                                            2006     15.14        19.07     21,768.49

                                                                                                          Beginning of
                                                                                                              Year
                                                                                                          Accumulation
Fund Name                                                                                            Year  Unit Value
---------                                                                                            ---- ------------
Harris Oakmark Large Cap Value Division (Class E)/(c)/.............................................. 2001    $11.37
                                                                                                     2002     11.16
                                                                                                     2003      9.35

Harris Oakmark Large Cap Value Division (Class B)................................................... 2004     11.54
                                                                                                     2005     12.38
                                                                                                     2006     11.90

Jennison Growth Division............................................................................ 2005      3.88
                                                                                                     2006      4.64

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c) (g)/.................. 2001      5.33
                                                                                                     2002      4.84
                                                                                                     2003      3.36

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/...................... 2004      4.07
                                                                                                     2005      4.22

Lazard Mid-Cap Division (Class E)/(d)/.............................................................. 2002     11.33
                                                                                                     2003      9.57

Lazard Mid-Cap Division (Class B)................................................................... 2004     12.27
                                                                                                     2005     13.17
                                                                                                     2006     13.91

Legg Mason Aggressive Growth (formerly Janus Growth) (Class E)/(e)/................................. 2001      8.84
                                                                                                     2002      7.70
                                                                                                     2003      5.21

Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (Class B)........................... 2004      6.41
                                                                                                     2005      6.93
                                                                                                     2006      7.69

Legg Mason Value Equity/(c) (l)/.................................................................... 2006      8.78

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class E)/(c) (l)/.................. 2001      8.54
                                                                                                     2002      8.09
                                                                                                     2003      6.31

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class B)/(c) (l)/.................. 2004      7.35
                                                                                                     2005      8.10
                                                                                                     2006      8.46

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/..................................... 2001     10.91
                                                                                                     2002     11.08
                                                                                                     2003     11.92

Lehman Brothers(R) Aggregate Bond Index Division (Class B).......................................... 2004     11.81
                                                                                                     2005     12.08
                                                                                                     2006     12.03

Loomis Sayles Small Cap Division (Class E)/(c)/..................................................... 2001     21.50
                                                                                                     2002     20.96
                                                                                                     2003     16.05

Loomis Sayles Small Cap Division (Class B).......................................................... 2004     21.40
                                                                                                     2005     24.10
                                                                                                     2006     25.13

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/ 2001     10.34
                                                                                                     2002     10.05

Lord Abbett Bond Debenture Division (Class E)....................................................... 2002     10.31
                                                                                                     2003      9.94


                                                                                                                   Number of
                                                                                                     End of Year  Accumulation
                                                                                                     Accumulation Units End of
Fund Name                                                                                             Unit Value      Year
---------                                                                                            ------------ ------------
Harris Oakmark Large Cap Value Division (Class E)/(c)/..............................................    $11.16           0.00
                                                                                                          9.35           0.00
                                                                                                         11.46           0.00

Harris Oakmark Large Cap Value Division (Class B)...................................................     12.38      11,105.37
                                                                                                         11.90      18,025.09
                                                                                                         13.71      15,566.56

Jennison Growth Division............................................................................      4.64       3,987.32
                                                                                                          4.65       9,269.22

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c) (g)/..................      4.84           0.00
                                                                                                          3.36           0.00
                                                                                                          4.13           0.00

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/......................      4.22       3,585.58
                                                                                                          3.84       4,660.68

Lazard Mid-Cap Division (Class E)/(d)/..............................................................      9.57           0.00
                                                                                                         11.82           0.00

Lazard Mid-Cap Division (Class B)...................................................................     13.17         492.49
                                                                                                         13.91         521.73
                                                                                                         15.59         805.23

Legg Mason Aggressive Growth (formerly Janus Growth) (Class E)/(e)/.................................      7.70           0.00
                                                                                                          5.21           0.00
                                                                                                          5.46           0.00

Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (Class B)...........................      6.93       2,180.74
                                                                                                          7.69       9,274.78
                                                                                                          7.38      14,905.88

Legg Mason Value Equity/(c) (l)/....................................................................      9.35         496.66

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class E)/(c) (l)/..................      8.09           0.00
                                                                                                          6.31           0.00
                                                                                                          7.49           0.00

Legg Mason Value Equity (formerly MFS Investors Trust Division) (Class B)/(c) (l)/..................      8.10         813.14
                                                                                                          8.46           0.00
                                                                                                          8.81           0.00

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/.....................................     11.08           0.00
                                                                                                         11.92           0.00
                                                                                                         12.05           0.00

Lehman Brothers(R) Aggregate Bond Index Division (Class B)..........................................     12.08      68,675.99
                                                                                                         12.03     104,347.97
                                                                                                         12.20     175,669.65

Loomis Sayles Small Cap Division (Class E)/(c)/.....................................................     20.96           0.00
                                                                                                         16.05           0.00
                                                                                                         21.38           0.00

Loomis Sayles Small Cap Division (Class B)..........................................................     24.10         117.66
                                                                                                         25.13       2,403.10
                                                                                                         28.58       7,496.79

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/     10.05           0.00
                                                                                                         14.97           0.00

Lord Abbett Bond Debenture Division (Class E).......................................................      9.94           0.00
                                                                                                         11.59           0.00

                                                            Beginning of               Number of
                                                                Year     End of Year  Accumulation
                                                            Accumulation Accumulation Units End of
Fund Name                                              Year  Unit Value   Unit Value      Year
---------                                              ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)......... 2004    $14.84       $15.72       5,296.69
                                                       2005     15.72        15.59       9,814.85
                                                       2006     15.59        16.63      11,157.25

Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002     11.17         8.39           0.00
                                                       2003      8.39        11.41           0.00

Met/AIM Small Cap Growth Division (Class B)........... 2004     11.10        11.82       1,582.34
                                                       2005     11.82        12.51       7,237.93
                                                       2006     12.51        13.96       9,838.79

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.33        10.18           0.00
                                                       2002     10.18         8.45           0.00
                                                       2003      8.45        11.14           0.00

MetLife Mid Cap Stock Index Division (Class B)........ 2004     11.25        12.53      29,621.98
                                                       2005     12.53        13.72      34,678.10
                                                       2006     13.72        14.72      40,318.22

MetLife Stock Index Division (Class E)/(c)/........... 2001     34.43        32.39           0.00
                                                       2002     32.39        24.56           0.00
                                                       2003     24.56        30.72           0.00

MetLife Stock Index Division (Class B)................ 2004     29.89        32.20      64,157.86
                                                       2005     32.20        32.84      82,221.18
                                                       2006     32.84        36.97      92,276.05

MFS Research International Division (Class E)/(c)/.... 2001      8.98         8.32           0.00
                                                       2002      8.32         7.18           0.00
                                                       2003      7.18         9.27           0.00

MFS Research International Division (Class B)......... 2004      9.46        10.80       4,438.20
                                                       2005     10.80        12.29       5,803.58
                                                       2006     12.29        15.20       8,237.59

MFS Total Return Division/(i)/........................ 2004     31.54        34.09         166.11
                                                       2005     34.09        34.27         847.21
                                                       2006     34.27        37.49         504.29

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.15         8.37           0.00
                                                       2002      8.37         6.81           0.00
                                                       2003      6.81         9.14           0.00

Morgan Stanley EAFE(R) Index Division (Class B)....... 2004      9.10        10.52      54,022.71
                                                       2005     10.52        11.61      60,495.83
                                                       2006     11.61        14.23      64,630.68

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.00        14.64           0.00
                                                       2002     14.64        12.92           0.00
                                                       2003     12.92        17.22           0.00

Neuberger Berman Mid Cap Value Division (Class B)..... 2004     17.66        20.48       9,930.93
                                                       2005     20.48        22.40      23,315.35
                                                       2006     22.40        24.35      33,167.26

Neuberger Berman Real Estate Division/(i)/............ 2004      9.99        12.75      17,259.85
                                                       2005     12.75        14.12      62,406.06
                                                       2006     14.12        18.99     103,829.51

Oppenheimer Capital Appreciation Division/(j)/........ 2005      7.65         8.25           0.00
                                                       2006      8.25         8.68           0.00

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Fund Name                                                                        Year  Unit Value   Unit Value      Year
---------                                                                        ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/............................... 2001    $12.43       $11.67          0.00
                                                                                 2002     11.67         9.57          0.00
                                                                                 2003      9.57        12.19          0.00

Oppenheimer Global Equity Division (Class B).................................... 2004     11.95        13.70      2,158.26
                                                                                 2005     13.70        15.53      2,542.63
                                                                                 2006     15.53        17.67      9,884.47

PIMCO Inflation Protected Bond Division/(k)/.................................... 2006     10.70        10.74     11,668.63

PIMCO Total Return Division (Class E)/(c)/...................................... 2001     10.20        10.36          0.00
                                                                                 2002     10.36        11.07          0.00
                                                                                 2003     11.07        11.30          0.00

PIMCO Total Return Division (Class B)........................................... 2004     11.33        11.67     15,237.83
                                                                                 2005     11.67        11.66     36,721.36
                                                                                 2006     11.66        11.91     38,133.46

RCM Technology Division (formerly RCM Global Technology Division) (Class E)/(c)/ 2001      7.02         6.04          0.00
                                                                                 2002      6.04         2.92          0.00
                                                                                 2003      2.92         4.49          0.00

RCM Technology Division (formerly RCM Global Technology Division) (Class B)..... 2004      4.04         4.19        476.42
                                                                                 2005      4.19         4.54      2,929.51
                                                                                 2006      4.54         4.68      8,407.27

Russell 2000(R) Index Division (Class E)/(c)/................................... 2001     11.73        11.63          0.00
                                                                                 2002     11.63         9.03          0.00
                                                                                 2003      9.03        12.88          0.00

Russell 2000(R) Index Division (Class B)........................................ 2004     12.82        14.59     34,337.97
                                                                                 2005     14.59        14.87     37,915.77
                                                                                 2006     14.87        17.09     33,144.79

T. Rowe Price Large Cap Growth Division (Class E)/(c)/.......................... 2001     11.37        11.19          0.00
                                                                                 2002     11.19         8.39          0.00
                                                                                 2003      8.39        10.71          0.00

T. Rowe Price Large Cap Growth Division (Class B)............................... 2004     10.62        11.44      2,945.42
                                                                                 2005     11.44        11.89      7,481.91
                                                                                 2006     11.89        13.12      6,550.37

T. Rowe Price Mid-Cap Growth Division (Class E)/(c)/............................ 2001      8.60         8.19          0.00
                                                                                 2002      8.19         4.47          0.00
                                                                                 2003      4.47         5.98          0.00

T. Rowe Price Mid-Cap Growth Division (Class B)................................. 2004      6.09         6.87     22,926.76
                                                                                 2005      6.87         7.69     42,374.54
                                                                                 2006      7.69         7.98     56,689.17

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.......................... 2001     11.79        11.56          0.00
                                                                                 2002     11.56         8.27          0.00
                                                                                 2003      8.27        11.37          0.00

T. Rowe Price Small Cap Growth Division (Class B)............................... 2004     11.60        12.30      1,150.84
                                                                                 2005     12.30        13.31      1,258.39
                                                                                 2006     13.31        13.48      6,599.94

Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/... 2001     14.66        14.89          0.00
                                                                                 2002     14.89        15.91          0.00
                                                                                 2003     15.91        17.50          0.00

                                                                              Beginning of               Number of
                                                                                  Year     End of Year  Accumulation
                                                                              Accumulation Accumulation Units End of
Fund Name                                                                Year  Unit Value   Unit Value      Year
---------                                                                ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division (Class B) 2004   $ 17.12      $ 18.04      11,888.85
                                                                         2005     18.04        18.09      30,125.39
                                                                         2006     18.09        18.53      34,601.97

Western Asset Management U.S Government Division (Class E)/(c)/......... 2001     13.63        13.85           0.00
                                                                         2002     13.85        14.56           0.00
                                                                         2003     14.56        14.45           0.00

Western Asset Management U.S Government Division (Class B).............. 2004     14.15        14.40       9,018.77
                                                                         2005     14.40        14.27      21,812.04
                                                                         2006     14.27        14.49      16,953.71

MetLife Aggressive Allocation Division/(j)/............................. 2005      9.99        11.08          66.32
                                                                         2006     11.08        12.52      22,474.20

MetLife Conservative Allocation Division/(j)/........................... 2005      9.99        10.23       2,651.88
                                                                         2006     10.23        10.69       2,557.48

MetLife Conservative to Moderate Allocation Division/(j)/............... 2005      9.99        10.45      42,338.63
                                                                         2006     10.45        11.17     186,748.34

MetLife Moderate Allocation Division/(j)/............................... 2005      9.99        10.68      26,758.05
                                                                         2006     10.68        11.67     135,735.37

MetLife Moderate to Aggressive Allocation Division/(j)/................. 2005      9.99        10.90       3,633.02
                                                                         2006     10.90        12.17     295,572.42

American Funds at 2.55 Separate Account Charge:

American Funds Bond Division/(k)/....................................... 2006     13.36        13.92       5,946.69

American Funds Global Small Capitalization Division/(c)/................ 2004     15.33        18.07      15,247.27
                                                                         2005     18.07        22.08      29,683.18
                                                                         2006     22.08        26.71      44,812.05

American Funds Growth Division/(c)/..................................... 2004     91.79       100.65       7,212.98
                                                                         2005    100.65       114.01      12,716.12
                                                                         2006    114.01       122.51      16,853.27

American Funds Growth-Income Division/(c)/.............................. 2004     71.43        76.85       7,041.60
                                                                         2005     76.85        79.29      13,993.24
                                                                         2006     79.29        89.06      19,606.13

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE




                                                                                           Beginning of               Number of
                                                                                               Year     End of Year  Accumulation
                                                                                           Accumulation Accumulation Units End of
Fund Name                                                                             Year  Unit Value   Unit Value      Year
---------                                                                             ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.................................................... 2006   $ 14.82      $ 15.56      365,887.51
American Funds Global Small Capitalization Division/(c)/............................. 2001     13.86        13.54            0.00
                                                                                      2002     13.54        10.81      176,357.64
                                                                                      2003     10.81        16.37      793,521.46
                                                                                      2004     16.37        19.51    1,684,630.59
                                                                                      2005     19.51        24.12    1,942,621.89
                                                                                      2006     24.12        29.51    2,014,130.80
American Funds Growth Division/(c)/.................................................. 2001    126.65       114.77            0.00
                                                                                      2002    114.77        85.50      100,894.63
                                                                                      2003     85.50       115.34      484,308.87
                                                                                      2004    115.34       127.95      832,307.70
                                                                                      2005    127.95       146.61      850,455.08
                                                                                      2006    146.61       159.35      855,979.03
American Funds Growth-Income Division/(c)/........................................... 2001     88.85        85.37            0.00
                                                                                      2002     85.37        68.74      127,625.35
                                                                                      2003     68.74        89.76      634,858.72
                                                                                      2004     89.76        97.69    1,040,319.53
                                                                                      2005     97.69       101.96      992,089.03
                                                                                      2006    101.96       115.83      915,468.87
BlackRock Aggressive Growth Division (E Class)/(c)/.................................. 2001     37.91        35.78            0.00
                                                                                      2002     35.78        25.16       26,852.28
                                                                                      2003     25.16        34.93      154,691.04
BlackRock Aggressive Growth Division (B Class)....................................... 2004     34.38        38.15       48,586.98
                                                                                      2005     38.15        41.61      126,036.87
                                                                                      2006     41.61        43.76      228,956.11
BlackRock Bond Income Division (formerly State Street Income Division) (E Class)/(a)/ 2001     42.17        43.36            0.00
                                                                                      2002     43.36        43.89            0.00
BlackRock Bond Income Division (E Class)............................................. 2002     43.84        46.31      207,477.01
                                                                                      2003     46.31        48.33      536,896.98
BlackRock Bond Income Division (B Class)............................................. 2004     44.66        46.31      301,057.28
                                                                                      2005     46.31        46.72    1,046,108.64
                                                                                      2006     46.72        48.05    1,637,036.48
BlackRock Diversified Division (E Class)............................................. 2001     37.99        37.06            0.00
                                                                                      2002     37.06        31.50      212,999.18
                                                                                      2003     31.50        37.46      752,001.31
BlackRock Diversified Division (B Class)............................................. 2004     36.28        39.19      277,202.91
                                                                                      2005     39.19        39.79      535,541.81
                                                                                      2006     39.79        43.33      698,275.54
BlackRock Large Cap Division (formerly BlackRock Investment Trust) (E Class)/(c)/.... 2001     72.49        67.70            0.00
                                                                                      2002     67.70        49.33       79,863.05
                                                                                      2003     49.33        63.36      303,829.18
BlackRock Large Cap Division (formerly BlackRock Investment Trust) (B Class)/(c)/.... 2004     61.39        67.81       63,985.52
                                                                                      2005     67.81        69.20      115,756.61
                                                                                      2006     69.20        77.79      153,608.48
BlackRock Large Cap Value Division (E Class)......................................... 2002     10.00         7.93       62,035.81
                                                                                      2003      7.93        10.60      462,050.50

                                                                 Beginning of               Number of
                                                                     Year     End of Year  Accumulation
                                                                 Accumulation Accumulation Units End of
Fund Name                                                   Year  Unit Value   Unit Value      Year
---------                                                   ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (B Class)............... 2004    $10.72       $11.84      507,414.37
                                                            2005     11.84        12.34    1,191,101.20
                                                            2006     12.34        14.52    4,017,678.88
BlackRock Legacy Large Cap Growth Division/(i)/............ 2004     23.52        25.80       71,095.54
                                                            2005     25.80        27.20      179,456.51
                                                            2006     27.20        27.91      329,519.56
BlackRock Money Market Division (E Class)/(f)/............. 2003     23.28        23.18       24,871.02
BlackRock Money Market Division (B Class).................. 2004     22.66        22.60       51,565.74
                                                            2005     22.60        22.91      104,247.78
                                                            2006     22.91        23.65      220,864.59
BlackRock Strategic Value Division (E Class)/(c)/.......... 2001     14.24        14.01            0.00
                                                            2002     14.01        10.86      796,790.61
                                                            2003     10.86        16.08    2,552,703.05
BlackRock Strategic Value Division (B Class)............... 2004     16.20        18.24    1,029,329.75
                                                            2005     18.24        18.72    2,350,319.89
                                                            2006     18.72        21.53    3,429,455.89
Cyclical Growth ETF Division/(k)/.......................... 2006     10.71        11.43      139,058.25
Cyclical Growth and Income ETF Division/(k)/............... 2006     10.52        11.18       94,584.11
Davis Venture Value Division (E Class)/(c)/................ 2001     27.45        26.73            0.00
                                                            2002     26.73        22.03      115,244.86
                                                            2003     22.03        28.44      448,782.09
Davis Venture Value Division (B Class)..................... 2004     28.98        31.22      499,387.83
                                                            2005     31.22        33.91    2,131,611.21
                                                            2006     33.91        38.29    3,988,041.56
FI International Stock Division (E Class)/(c)/............. 2001     12.45        11.64            0.00
                                                            2002     11.64         9.47      178,292.61
                                                            2003      9.47        11.96      635,794.86
FI International Stock Division (B Class).................. 2004     12.05        13.78      230,542.93
                                                            2005     13.78        16.00      882,635.15
                                                            2006     16.00        18.37    1,788,847.70
FI Large Cap Division/(k)/................................. 2006     17.34        17.56       64,686.86
FI Mid Cap Opportunities Division (E Class)/(h)/........... 2001     18.33        15.78            0.00
                                                            2002     15.78        11.04      147,252.83
                                                            2003     11.04        14.68      490,905.38
FI Mid Cap Opportunities Division (B Class)................ 2004     14.81        16.69      195,292.90
                                                            2005     16.69        17.58      550,747.76
                                                            2006     17.58        19.37    1,043,827.16
FI Value Leaders (E Class)/(d)/............................ 2002     23.04        18.98       11,626.22
                                                            2003     18.98        23.76      129,119.95
FI Value Leaders (B Class)................................. 2004     23.39        26.41       85,618.72
                                                            2005     26.41        28.81      420,979.54
                                                            2006     28.81        31.77    1,116,072.48
Franklin Templeton Small Cap Growth Division (E Class)/(c)/ 2001      9.18         8.80            0.00
                                                            2002      8.80         6.27      139,794.65
                                                            2003      6.27         8.96      528,179.62
Franklin Templeton Small Cap Growth Division (B Class)..... 2004      8.85         9.80      157,161.05
                                                            2005      9.80        10.11      469,945.62
                                                            2006     10.11        10.95      779,710.51

                                                                                        Beginning of
                                                                                            Year     End of Year
                                                                                        Accumulation Accumulation
Fund Name                                                                          Year  Unit Value   Unit Value
---------                                                                          ---- ------------ ------------
Harris Oakmark Focused Value Division (E Class)/(c)/.............................. 2001    $25.72       $26.62
                                                                                   2002     26.62        23.93
                                                                                   2003     23.93        31.30
Harris Oakmark Focused Value Division (B Class)................................... 2004     30.62        33.26
                                                                                   2005     33.26        36.04
                                                                                   2006     36.04        39.92
Harris Oakmark International Division (E Class)/(d)/.............................. 2002     10.60         8.85
                                                                                   2003      8.85        11.81
Harris Oakmark International Division (B Class)................................... 2004     12.08        14.03
                                                                                   2005     14.03        15.83
                                                                                   2006     15.83        20.15
Harris Oakmark Large Cap Value Division (E Class)/(c)/............................ 2001     11.70        11.54
                                                                                   2002     11.54         9.77
                                                                                   2003      9.77        12.09
Harris Oakmark Large Cap Value Division (B Class)................................. 2004     12.23        13.21
                                                                                   2005     13.21        12.83
                                                                                   2006     12.83        14.93
Jennison Growth Division (B Class)................................................ 2005      4.09         4.92
                                                                                   2006      4.92         4.99
Jennison Growth Division (formerly Met/Putnam Voyager Division) (E Class)/(c) (g)/ 2001      5.40         4.93
                                                                                   2002      4.93         3.46
                                                                                   2003      3.46         4.29
Jennison Growth Division (formerly Met/Putnam Voyager Division) (B Class)/(g)/.... 2004      4.25         4.44
                                                                                   2005      4.44         4.05
Lazard Mid-Cap Division (E Class)/(d)/............................................ 2002     11.40         9.69
                                                                                   2003      9.69        12.09
Lazard Mid-Cap Division (B Class)................................................. 2004     12.61        13.63
                                                                                   2005     13.63        14.54
                                                                                   2006     14.54        16.47
Legg Mason Aggressive Growth (formerly Janus Growth) (E Class)/(e)/............... 2001      8.87         7.75
                                                                                   2002      7.75         5.30
                                                                                   2003      5.30         5.57
Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (B Class)......... 2004      6.63         7.22
                                                                                   2005      7.22         8.09
                                                                                   2006      8.09         7.86
Legg Mason Value Equity (B Class)................................................. 2006      9.45        10.14
Legg Mason Value Equity (formerly MFS Investors Trust Division) (E Class)/(c) (l)/ 2001      8.75         8.32
                                                                                   2002      8.32         6.56
                                                                                   2003      6.56         7.87
Legg Mason Value Equity (formerly MFS Investors Trust Division) (B Class)/(l)/.... 2004      7.74         8.59
                                                                                   2005      8.59         9.07
                                                                                   2006      9.07         9.49
Lehman Brothers(R) Aggregate Bond Index Division (E Class)/(c)/................... 2001     11.23        11.46
                                                                                   2002     11.46        12.45
                                                                                   2003     12.45        12.72
Lehman Brothers(R) Aggregate Bond Index Division (B Class)........................ 2004     12.51        12.89
                                                                                   2005     12.89        12.96
                                                                                   2006     12.96        13.29


                                                                                       Number of
                                                                                   Accumulation Units
                                                                                         End of
Fund Name                                                                                 Year
---------                                                                          ------------------
Harris Oakmark Focused Value Division (E Class)/(c)/..............................            0.00
                                                                                        320,020.25
                                                                                      1,040,971.04
Harris Oakmark Focused Value Division (B Class)...................................      377,040.95
                                                                                      1,158,798.80
                                                                                      1,544,583.01
Harris Oakmark International Division (E Class)/(d)/..............................       26,567.87
                                                                                        324,128.40
Harris Oakmark International Division (B Class)...................................      517,942.94
                                                                                      2,479,089.48
                                                                                      5,230,310.81
Harris Oakmark Large Cap Value Division (E Class)/(c)/............................            0.00
                                                                                        842,299.12
                                                                                      2,688,090.95
Harris Oakmark Large Cap Value Division (B Class).................................    1,304,722.64
                                                                                      3,878,821.73
                                                                                      5,009,373.07
Jennison Growth Division (B Class)................................................      412,176.02
                                                                                      1,003,446.89
Jennison Growth Division (formerly Met/Putnam Voyager Division) (E Class)/(c) (g)/            0.00
                                                                                        205,815.65
                                                                                        639,387.86
Jennison Growth Division (formerly Met/Putnam Voyager Division) (B Class)/(g)/....      114,586.68
                                                                                        152,249.83
Lazard Mid-Cap Division (E Class)/(d)/............................................       60,166.50
                                                                                        396,340.58
Lazard Mid-Cap Division (B Class).................................................      145,014.30
                                                                                        369,364.09
                                                                                        693,216.68
Legg Mason Aggressive Growth (formerly Janus Growth) (E Class)/(e)/...............            0.00
                                                                                        121,621.58
                                                                                              0.00
Legg Mason Aggressive Growth (formerly Janus Aggressive Growth) (B Class).........      157,905.31
                                                                                        441,946.14
                                                                                        854,039.26
Legg Mason Value Equity (B Class).................................................      752,191.91
Legg Mason Value Equity (formerly MFS Investors Trust Division) (E Class)/(c) (l)/            0.00
                                                                                         73,963.77
                                                                                        308,442.38
Legg Mason Value Equity (formerly MFS Investors Trust Division) (B Class)/(l)/....       58,522.26
                                                                                        300,403.79
                                                                                        378,586.99
Lehman Brothers(R) Aggregate Bond Index Division (E Class)/(c)/...................            0.00
                                                                                      1,271,700.30
                                                                                      5,134,183.52
Lehman Brothers(R) Aggregate Bond Index Division (B Class)........................    3,850,658.98
                                                                                     11,887,466.57
                                                                                     16,455,776.79

                                                                        Beginning of               Number of
                                                                            Year     End of Year  Accumulation
                                                                        Accumulation Accumulation Units End of
Fund Name                                                          Year  Unit Value   Unit Value      Year
---------                                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Division (E Class)/(c)/................... 2001    $23.20       $22.72            0.00
                                                                   2002     22.72        17.58       30,590.67
                                                                   2003     17.58        23.67      113,829.25
Loomis Sayles Small Cap Division (B Class)........................ 2004     23.77        26.96       62,988.78
                                                                   2005     26.96        28.40      282,001.02
                                                                   2006     28.40        32.65      807,342.10
Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division) (E Class)/(b)/ 2001     10.83        10.58            0.00
                                                                   2002     10.58        10.88            0.00
Lord Abbett Bond Debenture Division (E Class)..................... 2002     10.88        10.57      108,830.52
                                                                   2003     10.57        12.45      906,935.62
Lord Abbett Bond Debenture Division (B Class)..................... 2004     16.14        17.21      433,517.32
                                                                   2005     17.21        17.26    1,644,680.08
                                                                   2006     17.26        18.60    3,053,153.34
Met/AIM Small Cap Growth Division (E Class)/(d)/.................. 2002     11.24         8.50       46,307.54
                                                                   2003      8.50        11.68      213,981.76
Met/AIM Small Cap Growth Division (B Class)....................... 2004     11.40        12.23       88,967.34
                                                                   2005     12.23        13.08      249,141.21
                                                                   2006     13.08        14.75      379,516.68
MetLife Mid Cap Stock Index Division (E Class)/(c)/............... 2001     10.44        10.34            0.00
                                                                   2002     10.34         8.68      570,356.88
                                                                   2003      8.68        11.55    2,466,067.51
MetLife Mid Cap Stock Index Division (B Class).................... 2004     11.72        13.13      728,656.68
                                                                   2005     13.13        14.53    2,195,285.87
                                                                   2006     14.53        15.76    3,611,990.93
MetLife Stock Index Division (E Class)/(c)/....................... 2001     10.33        10.18            0.00
                                                                   2002     10.18         8.45            0.00
                                                                   2003      8.45        11.14            0.00
MetLife Stock Index Division (B Class)............................ 2004     34.63        37.56    1,750,875.84
                                                                   2005     37.56        38.72    5,047,439.87
                                                                   2006     38.72        44.05    7,044,246.68
MFS Research International Division (Class E)/(c)/................ 2001      9.02         8.38            0.00
                                                                   2002      8.38         7.31      128,885.57
                                                                   2003      7.31         9.54      378,131.36
MFS Research International Division (Class B)..................... 2004      9.79        11.25      141,755.48
                                                                   2005     11.25        12.94      604,819.44
                                                                   2006     12.94        16.17    2,068,708.66
MFS Total Return Division/(i)/.................................... 2004     37.71        41.05      119,277.39
                                                                   2005     41.05        41.69      328,191.42
                                                                   2006     41.69        46.09      465,431.08
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.............. 2001      9.42         8.65            0.00
                                                                   2002      8.65         7.12      634,864.59
                                                                   2003      7.12         9.65    3,114,501.40
Morgan Stanley EAFE(R) Index Division (Class B)................... 2004      9.64        11.22    1,310,419.46
                                                                   2005     11.22        12.51    3,920,106.79
                                                                   2006     12.51        15.51    5,695,313.60

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Fund Name                                                                        Year  Unit Value   Unit Value      Year
---------                                                                        ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/.......................... 2001    $15.44       $15.13            0.00
                                                                                 2002     15.13        13.49      222,971.85
                                                                                 2003     13.49        18.18      832,486.66
Neuberger Berman Mid Cap Value Division (Class B)............................... 2004     18.71        21.85      745,718.74
                                                                                 2005     21.85        24.15    2,759,258.03
                                                                                 2006     24.15        26.52    4,556,951.22
Neuberger Berman Real Estate Division/(i)/...................................... 2004      9.99        12.84    1,489,317.40
                                                                                 2005     12.84        14.37    4,338,464.48
                                                                                 2006     14.37        19.52    7,835,572.48
Oppenheimer Capital Appreciation Division/(j)/.................................. 2005      7.99         8.69      173,317.48
                                                                                 2006      8.69         9.23      620,638.28
Oppenheimer Global Equity Division (Class E)/(c)/............................... 2001     13.02        12.28            0.00
                                                                                 2002     12.28        10.17      112,537.61
                                                                                 2003     10.17        13.10      406,709.15
Oppenheimer Global Equity Division (Class B).................................... 2004     12.89        14.88      105,601.25
                                                                                 2005     14.88        17.04      579,290.68
                                                                                 2006     17.04        19.59    1,334,400.29
PIMCO Inflation Protected Bond Division/(k)/.................................... 2006     11.04        11.16      595,123.74
PIMCO Total Return Division (Class E)/(c)/...................................... 2001     10.25        10.45            0.00
                                                                                 2002     10.45        11.29    1,551,710.35
                                                                                 2003     11.29        11.65    4,544,053.32
PIMCO Total Return Division (Class B)........................................... 2004     11.72        12.16    1,912,529.08
                                                                                 2005     12.16        12.28    6,758,354.02
                                                                                 2006     12.28        12.67    9,627,248.36
RCM Technology Division (formerly RCM Global Technology Division) (Class E)/(c)/ 2001      7.05         6.10            0.00
                                                                                 2002      6.10         2.97      203,039.18
                                                                                 2003      2.97         4.62    1,637,949.51
RCM Technology Division (formerly RCM Global Technology Division) (Class B)..... 2004      4.18         4.36      327,216.18
                                                                                 2005      4.36         4.78      700,834.84
                                                                                 2006      4.78         4.98    1,303,161.54
Russell 2000(R) Index Division (Class E)/(c)/................................... 2001     12.07        12.02            0.00
                                                                                 2002     12.02         9.43      325,845.30
                                                                                 2003      9.43        13.60    1,535,666.47
Russell 2000(R) Index Division (Class B)........................................ 2004     13.58        15.56      523,546.85
                                                                                 2005     15.56        16.03    1,502,294.21
                                                                                 2006     16.03        18.61    2,585,775.71
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.......................... 2001     11.70        11.57            0.00
                                                                                 2002     11.57         8.76      192,844.11
                                                                                 2003      8.76        11.30      794,026.43
T. Rowe Price Large Cap Growth Division (Class B)/(c)/.......................... 2004     11.25        12.21      551,747.60
                                                                                 2005     12.21        12.82    1,706,948.80
                                                                                 2006     12.82        14.29    2,574,599.46
T. Rowe Price Mid-Cap Growth Division (Class E)/(c)/............................ 2001      8.64         8.26            0.00
                                                                                 2002      8.26         4.56      160,883.93
                                                                                 2003      4.56         6.17      921,458.24
T. Rowe Price Mid-Cap Growth Division (Class B)................................. 2004      6.30         7.15      529,644.79
                                                                                 2005      7.15         8.10    1,695,381.23
                                                                                 2006      8.10         8.49    3,268,219.53

                                                                                   Beginning of                  Number of
                                                                                       Year     End of Year  Accumulation Units
                                                                                   Accumulation Accumulation       End of
Fund Name                                                                     Year  Unit Value   Unit Value         Year
---------                                                                     ---- ------------ ------------ ------------------
T. Rowe Price Small Cap Growth Division (E Class)/(c)/....................... 2001   $ 12.35      $ 12.17               0.00
                                                                              2002     12.17         8.80         104,912.42
                                                                              2003      8.80        12.22         500,675.63
T. Rowe Price Small Cap Growth Division (B Class)............................ 2004     12.51        13.35         169,438.00
                                                                              2005     13.35        14.60         639,929.00
                                                                              2006     14.60        14.94       1,140,830.69
Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/ 2001     15.73        16.05               0.00
                                                                              2002     16.05        17.34         206,607.47
                                                                              2003     17.34        19.26       1,097,298.95
Western Asset Management Strategic Bond Opportunities Division (Class B)..... 2004     18.92        20.08         516,840.38
                                                                              2005     20.08        20.34       2,362,619.16
                                                                              2006     20.34        21.06       4,193,499.21
Western Asset Management U.S Government Division (Class E)/(c)/.............. 2001     14.63        14.93               0.00
                                                                              2002     14.93        15.87         884,065.72
                                                                              2003     15.87        15.91       1,650,276.43
Western Asset Management U.S Government Division (Class B)................... 2004     15.64        16.03         792,980.55
                                                                              2005     16.03        16.05       2,828,550.05
                                                                              2006     16.05        16.47       4,232,158.83
MetLife Aggressive Allocation Division/(j)/.................................. 2005      9.99        11.16         306,141.65
                                                                              2006     11.16        12.74       1,484,809.90
MetLife Conservative Allocation Division/(j)/................................ 2005      9.99        10.31         578,943.02
                                                                              2006     10.31        10.88       1,938,160.76
MetLife Conservative to Moderate Allocation Division/(j)/.................... 2005      9.99        10.52       2,293,499.61
                                                                              2006     10.52        11.37      10,459,920.40
MetLife Moderate Allocation Division/(j)/.................................... 2005      9.99        10.75       3,641,353.32
                                                                              2006     10.75        11.88      22,508,484.97
MetLife Moderate to Aggressive Allocation Division/(j)/...................... 2005      9.99        10.98       2,829,696.46
                                                                              2006     10.98        12.39      17,897,969.38
American Funds at 1.50 Separate Account Charge:

American Funds Bond Division/(k)/............................................ 2006     14.69        15.41       1,384,257.31
American Funds Global Small Capitalization Division/(c)/..................... 2004     16.28        19.38         559,036.42
                                                                              2005     19.38        23.94       1,993,369.67
                                                                              2006     23.94        29.25       3,865,644.25
American Funds Growth Division/(c)/.......................................... 2004    113.13       125.36         321,875.82
                                                                              2005    125.36       143.50       1,076,810.53
                                                                              2006    143.50       155.82       1,897,452.19
American Funds Growth-Income Division/(c)/................................... 2004     88.04        95.72         337,328.74
                                                                              2005     95.72        99.80       1,024,224.45
                                                                              2006     99.80       113.26       1,585,446.89

-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.

(e)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.

(f)Inception date: May 1, 2003.

(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.

(k)Inception date: May 1, 2006.
(l)The assets of MFS Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                   LEGAL NAME OF PORTFOLIO SERIES     MARKETING NAME
  American Funds Insurance Series   Bond Fund                          American Funds Bond Fund
  American Funds Insurance Series   Global Small Capitalization Fund   American Funds Global Small Capitalization Fund
  American Funds Insurance Series   Growth - Income Fund               American Funds Growth-Income Fund
  American Funds Insurance Series   Growth Fund                        American Funds Growth Fund
  Metropolitan Series Fund, Inc.    FI International Stock Portfolio   FI International Stock Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.    FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.    FI Mid Cap Opportunities Portfolio FI Mid Cap Opportunities Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.    FI Value Leaders Portfolio         FI Value Leaders Portfolio (Fidelity)

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series

[_] I have changed my address. My current address is:

                           _________________ Name ___
                           (Contract Number)

                                             Address

                           _________________        _
                              (Signature)         zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        PREFERENCE PLUS SELECT(R) INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                April 30, 2007


   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2006 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.

   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated April 30, 2007.


                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   Independent Registered Public Accounting Firm........................   2

   Distribution of Certificates and Interests in the Deferred Annuities.   2

   Experience Factor....................................................   4

   Variable Income Payments.............................................   5

   Investment Management Fees...........................................   8

   Advertisement of the Separate Account................................  14

   Voting Rights........................................................  16

   ERISA................................................................  17

   Taxes--SIMPLE IRAs Eligibility and Contributions; Shareholder Control  17

   Accumulation Unit Values Tables......................................  20

   Financial Statements of Separate Account............................. F-1

   Financial Statements of MetLife...................................... F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements of Metropolitan Life Separate Account E and the consolidated financial statements of Metropolitan Life Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for defined benefit pension and other post retirement plans, and for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which the Company adopted on December 31, 2006, and January 1, 2004, respectively), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES


   On or about May 1, 2007, it is anticipated that MetLife Investors Distribution Company (''MLIDC'') will become the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers. MLIDC does not retain any fees under the Deferred Annuities.

   MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (''NASD'').

   Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuity. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of the NASD. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

   There is no front-end sales load deducted from purchase payments to pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order the maintain employment with us.

   Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.



   Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

   Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.


   Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

   MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated and unaffiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that MSI pays with respect to sales made through MetLife representatives. The total compensation includes payments that we make to our business unit or the business unit of our affiliate that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold. These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

   MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.

   MetLife paid no commissions to unaffiliated broker-dealers in 2004. MetLife paid $74,032.70 in commissions to unaffiliated broker-dealers in 2005 and $134,856.87 in 2006.

   The offering of all Deferred Annuities is continuous. Contract owners under Deferred Annuities may not be offered all funding choices. Each Contract will indicate those investment choices available under the Deferred Annuity.

                               WITHDRAWAL CHARGE


   The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2004, 2005 and 2006 were $6,019,855.80, $8,908,132.08 and $12,366,708.82, respectively.


                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.


   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued contract rates.


                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:


  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)


  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate

Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period.......... $ 10.20000
        2. "Experience factor" for period...................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return  .99989255
        4. (2) X (3)........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)...... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date...................................   1,500.00
2. Accumulation Unit Value........................................................... $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2)......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value..................... $     5.63
5. First monthly income payment (3) X (4) / 1,000.................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to............................. $ 10.80000
7. Number of Annuity Units (5) / (6).................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) $ 10.97000
9. Second monthly Annuity Payment (7) X (8).......................................... $   101.22
10. Assume Annuity Unit Value for third month equal to............................... $ 10.52684
11. Next monthly Annuity Payment (7) X (10).......................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                          INVESTMENT MANAGEMENT FEES

                               METLIFE ADVISERS

   Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund, an investment management fee.

   The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:




                                              ANNUAL      AVERAGE DAILY NET
   PORTFOLIO                              PERCENTAGE RATE ASSET VALUE LEVELS
   ---------                              --------------- ------------------
   BlackRock Aggressive Growth...........       .75%      First $500 million
                                                .70%      Next $500 million
                                                .65%      Over $1 billion
   BlackRock Strategic Value.............       .85%      First $500 million
                                                .80%      Next $500 million
                                                .75%      Over $1 billion
   BlackRock Bond Income.................       .40%      First $1 billion
                                                .35%      Next $1 billion
                                                .30%      Next $1 billion
                                                .25%      Over $3 billion
   BlackRock Diversified.................       .50%      First $500 million
                                                .45%      Next $500 million
                                                .40%      Over $1 billion
   BlackRock Legacy Large Cap Growth/(a)/       .73%      First $1 billion
                                                .65%      Over $1 billion
   BlackRock Large Cap Value.............       .70%      First $250 million
                                                .65%      Next $500 million
                                                .60%      Over $750 million
   BlackRock Money Market................       .35%      First $1 billion
                                                .30%      Next $1 billion
                                                .25%      Over $2 billion
   Davis Venture Value/(e)/..............       .75%      First $1 billion
                                                .70%      Next $2 billion
                                                .65%      Over $3 billion
   FI International Stock................       .86%      First $500 million
                                                .80%      Next $500 million
                                                .75%      Over $1 billion
   FI Large Cap..........................       .80%      First $250 million
                                                .75%      Next $500 million
                                                .70%      Over $750 million
   FI Mid Cap Opportunities..............       .75%      First $100 million
                                                .70%      Next $400 million
                                                .65%      Over $500 million
   FI Value Leaders......................       .70%      First $200 million
                                                .65%      Next $300 million
                                                .60%      Next $1.5 billion
                                                .55%      Over $2 billion
   Franklin Templeton Small Cap Growth...       .90%      First $500 million
                                                .85%      Over $500 million

                                                               ANNUAL      AVERAGE DAILY NET
PORTFOLIO                                                  PERCENTAGE RATE ASSET VALUE LEVELS
---------                                                  --------------- ------------------
Harris Oakmark Focused Value/(i)/.........................       .75%      First $1 billion
                                                                 .70%      Next $1.5 billion
                                                                .675%      Next $2.5 billion
                                                                 .65%      Over $5 billion
Harris Oakmark Large Cap Value/(j)/.......................       .75%      First $250 million
                                                                 .70%      Next $2.25 billion
                                                                .675%      Next $2.5 billion
                                                                 .65%      Over $5 billion
Jennison Growth...........................................       .70%      First $200 million
                                                                 .65%      Next $300 million
                                                                 .60%      Next $1.5 billion
                                                                 .55%      Over $2 billion
Lehman Brothers Aggregate Bond Index......................       .25%      All Assets
Loomis Sayles Small Cap...................................       .90%      First $500 million
                                                                 .85%      Over $500 million
MetLife Aggressive Allocation Portfolio/(b)/..............       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Conservative Allocation Portfolio/(b)/............       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Conservative to Moderate Allocation Portfolio/(b)/       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Mid Cap Stock Index...............................       .25%      All Assets
MetLife Moderate Allocation Portfolio/(b)/................       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Moderate to Aggressive Allocation Portfolio/(b)/..       .10%      First $500 million
                                                                .075%      Next $500 million
                                                                 .05%      Over $1 billion
MetLife Stock Index.......................................       .25%      All Assets
MFS Total Return/(h)/.....................................       .60%      First $250 million
                                                                 .55%      Next $500 million
                                                                 .50%      Over $750 million
Morgan Stanley EAFE Index.................................       .30%      All Assets
Neuberger Berman Mid Cap Value/(k)/.......................       .65%      First $1 billion
                                                                 .60%      Over $1 billion
Oppenheimer Global Equity.................................       .90%      First $50 million
                                                                 .55%      Next $50 million
                                                                 .50%      Next $400 million
                                                                .475%      Over $500 million
Russell 2000 Index........................................       .25%      All Assets
T. Rowe Price Large Cap Growth/(c)/.......................       .65%      First $50 million
                                                                 .60%      Over $50 million
T. Rowe Price Small Cap Growth............................       .55%      First $100 million
                                                                 .50%      Next $300 million
                                                                 .45%      Over $400 million

                                                               ANNUAL      AVERAGE DAILY NET
PORTFOLIO                                                  PERCENTAGE RATE ASSET VALUE LEVELS
---------                                                  --------------- ------------------
Western Asset Management Strategic Bond Opportunities/(f)/       .65%      First $500 million
                                                                 .55%      Over $500 million
Western Asset Management U.S. Government/(g)/.............       .55%      First $500 million
                                                                 .45%      Over $500 million

--------

/(a)/ Prior to May 1, 2004, the advisory fee payable by BlackRock Legacy Large
      Cap Growth was at the annual rate of 0.75% of the first $1 billion of the Portfolio's average daily net assets and 0.70% of such assets in excess of $1 billion.
/(b)/ Prior to November 9, 2006, the advisory fee rate for each Asset
      Allocation Portfolio was at the annual rate of 0.10% of the Portfolio's average daily net assets. In addition to the advisory fees set out above for each Asset Allocation Portfolio, MetLife Advisers receives advisory fees as investment adviser to the Underlying Portfolios of the Fund in which an Asset Allocation Portfolio invests.
/(c)/ Prior to August 5, 2004, the advisory fee rate for T. Rowe Price Large
      Cap Growth was at the annual rate of 0.70% of the first $50 million of the Portfolio's average daily net assets and 0.60% of such assets over $50 million.
/(e)/ Prior to November 9, 2006, the advisory fee rate for Davis Venture Value was at the annual rate of 0.75% of the first $1 billion of the Portfolio's average daily net assets, 0.70% of the next $2 billion and 0.675% of such assets over $3 billion.
/(f)/ Prior to November 4, 2005, the advisory fee rate for Western Asset
      Management Strategic Bond Opportunities was at the annual rate of 0.65% of the Portfolio's average daily net assets.
/(g)/ Prior to November 4, 2005, the advisory fee rate for Western Asset
      Management U.S. Government was at the annual rate of 0.55% of the Portfolio's average daily net assets.
/(h)/ Prior to May 1, 2006, the advisory fee rate for MFS Total Return was at the annual rate of 0.50% of the Portfolio's average daily net assets. /(i)/ Prior to January 1,2007, the advisory fee rate for Harris Oakmark Focused
      Value was at the annual rate of 0.75% for the first $1 billion of the Portfolio's average daily net assets and 0.70% of such assets over $1 billion.
/(j)/ Prior to January 1, 2007, the advisory fee rate for Harris Oakmark Large
      Cap Value was at the annual rate of 0.75% of the first $250 million of the Portfolio's average daily net assets and 0.70% of such assets over $250 million.
/(k)/ Prior to November 9, 2006 the advisory fee rate for Neuberger Berman Mid
      Cap Value was at the annual rate of 0.70% of the first $100 million of the Portfolio's average daily net assets, 0.675% of the next $250 million, 0.65% of the next $500 million, 0.625% of the next $750 million and 0.60% of such assets over $1.6 billion


   MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund Portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.


 SUB-INVESTMENT MANAGER                           PORTFOLIO(S)
 ---------------------------------  -----------------------------------------
 MetLife Investment Advisors
   Company, LLC ("MLIAC").......... MetLife Stock Index
                                    Lehman Brothers(R) Aggregate Bond Index
                                    Russell 2000(R) Index
                                    Morgan Stanley EAFE(R) Index
                                    MetLife Mid Cap Stock Index
 BlackRock Advisors, Inc........... BlackRock Aggressive Growth
                                    BlackRock Bond Income
                                    BlackRock Diversified
                                    BlackRock Investment Trust
                                    BlackRock Legacy Large Cap Growth
                                    BlackRock Large Cap Value
                                    BlackRock Money Market
                                    BlackRock Strategic Value

 SUB-INVESTMENT MANAGER                           PORTFOLIO(S)
 ---------------------------------  -----------------------------------------
 Jennison Associates LLC........... Jennison Growth
 OppenheimerFunds, Inc............. Oppenheimer Global Equity
 T. Rowe Price Associates, Inc..... T. Rowe Price Small Cap Growth
                                    T. Rowe Price Large Cap Growth
 Harris Associates, L.P............ Harris Oakmark Large Cap Value
                                    Harris Oakmark Focused Value
 Neuberger Berman Management, Inc.. Neuberger Berman Mid Cap Value
 Franklin Advisers, Inc............ Franklin Templeton Small Cap Growth
 Western Asset Management Inc...... Western Asset Management U.S. Government
                                    Western Asset Management Strategic Bond
                                      Opportunities
 Massachusetts Financial Services
   Company......................... MFS(R) Total Return
 Davis Selected Advisors, L.P...... Davis Venture Value
 Loomis Sayles & Company, L.P...... Loomis Sayles Small Cap
 Fidelity Management & Research
   Company......................... FI Value Leaders
                                    FI Mid Cap Opportunities
                                    FI International Stock
                                    FI Large Cap

   MetLife Advisers has hired Standard & Poor's(R) Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios and to investments in the underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

                          MET INVESTORS ADVISORY LLC

   Met Investors Advisory LLC, a MetLife affiliate, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of the Met Investors Fund Portfolios.

   As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:


PORTFOLIO                                                         ADVISORY FEE
---------------------------------------- --------------------------------------------------------------
PIMCO Total Return Portfolio............ 0.50%

PIMCO Inflation Protected Bond Portfolio 0.50%

RCM Technology Portfolio................ 0.90% of first $500 million of such assets plus
                                         0.85% of such assets over $500 million

T. Rowe Price Mid-Cap Growth Portfolio.. 0.75%

MFS(R) Research International Portfolio. 0.80% of first $200 million of such assets plus
                                         0.75% of such assets over $200 million up to $500 million plus
                                         0.70% of such assets over $500 million up to $1 billion plus
                                         0.65% of such assets over $1 billion

Lord Abbett Bond Debenture Portfolio.... 0.60% of first $250 million of such assets plus
                                         0.55% of such assets over $250 million up to $500 million plus
                                         0.50% of such assets over $500 million up to $1 billion plus
                                         0.45% of such assets over $1 billion

PORTFOLIO                                                          ADVISORY FEE
-------------------------------------- --------------------------------------------------------------------
Lazard Mid-Cap Portfolio.............. 0.70% of first $500 million of such assets plus
                                       0.675% of such assets over $500 million plus up to $1 billion
                                       0.60% of such assets over $1 billion

Met/AIM Small Cap Growth Portfolio.... 0.90% of first $500 million of such assets plus
                                       0.85% of such assets over $500 million

Harris Oakmark International Portfolio 0.85% of first $500 million of such assets plus
                                       0.80% of such assets over $500 million up to $1 billion plus
                                       0.75% of such assets over $1 billion

Legg Mason Partners Aggressive Growth
  Portfolio........................... 0.65% of first $500 million of such assets plus
                                       0.60% of such assets over $500 million up to $1 billion plus
                                       0.55% of such assets over $1 billion up to $2 billion plus
                                       0.50% of such assets over $2 billion

Janus Forty Portfolio................. 0.65% on first $1 billion of such assets plus
                                       0.60% of such assets over $1 billion.

Neuberger Berman Real Estate Portfolio 0.70% of first $200 million of such assets plus
                                       0.65% of such assets over $200 million up to $750 million plus
                                       0.55% of such assets over $750 million

Oppenheimer Capital Appreciation...... 0.65% of first $150 million of such assets plus
                                       0.625% of such assets over $150 million up to $300 million plus
                                       0.60% of such assets over $300 million up to $500 million plus
                                       0.55% of such assets over $500 million

Legg Mason Value Equity Portfolio..... 0.70% of the first $350 million of such assets
                                       On the date such assets reach $350 million whether or not such assets remain above or below $350 million the fee schedule shall be:
                                       0.65 of the first $200 million of such assets plus
                                       0.63% of such assets over $200 million

Cyclical Growth ETF Portfolio......... 0.45% First $300 Million, 0.43% $300 Million
                                       to $600 Million, 0.40% Over $600 Million

Cyclical Growth and Income ETF
  Portfolio........................... 0.45% First $300 Million, 0.43% $300 Million
                                       to $600 Million, 0.40% Over $600 Million

BlackRock Large Cap-Core Portfolio.... 0.775% of first 250 million of such assets plus 0.750% of such assets over $250 million up to $500 million plus 0.725% of such assets over $500 million up to $1 billion plus 0.700% on such assets over $1 billion up to $2 billion plus 0.650% of such assets over $2 billion


   Met Investors Advisory LLC pays each Met Investors Fund Portfolios' sub-investment manager a fee based on a percentage of the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.


   BlackRock Advisors, Inc is the new sub-investment manager to BlackRock Large-Cap Core Portfolio. Massachusetts Financial Services Company is the investment manager to the MFS(R) Research International Portfolio. T. Rowe Price Associates, Inc. is the sub-investment manager to the T. Rowe Price Mid-Cap Growth Portfolio. Pacific Investment Management Company LLC is the investment manager to PIMCO Total Return Portfolio and the PIMCO Inflation Protected Bond Portfolio. RCM Capital Management LLC is the sub-investment manager to the RCM Technology Portfolio.


   Lord, Abbett & Co. is the sub-investment manager to the Lord Abbett Bond Debenture Portfolio. Harris Associates L.P. is the sub-investment manager to the Harris Oakmark International Portfolio. A I M Capital Management, Inc. is the sub-investment manager to the Met/AIM Small Cap Growth and the Met/AIM Mid Cap Core Equity Portfolios.

   Janus Capital Management LLC is the sub-investment manager to the Janus Forty Portfolio.


   Neuberger Berman Management Incorporated is the sub-investment manager to the Neuberger Berman Real Estate Portfolio.

   Oppenheimer Funds, Inc. is the sub-investment manager to the Oppenheimer Capital Appreciation Portfolio.

   Legg Mason Capital Management, Inc is the sub-investment manager to the Legg Mason Value Equity Portfolio.


   Lazard Asset Management LLC is the sub-investment manager to the Lazard Mid-Cap Portfolio.


   Gallatin Asset Management Inc. a wholly-owned subsidiary of A.G. Edwards, Inc. is the sub-investment manager to the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio.


   ClearBridge Advisers LLC is the sub-investment manager to the Legg Mason Partners Aggressive Growth Portfolio.

   Jennison Associates LLC is the sub-investment manager to the Jennison Growth Portfolio.


                    CAPITAL RESEARCH AND MANAGEMENT COMPANY

   As compensation for its services, Capital Research and Management Company, the American Funds' investment manager, receives a monthly fee which is accrued daily, calculated at the annual rate of:

   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: 0.80% of first $600 million of net assets, plus 0.74% on assets in excess of $600 million but not exceeding $1 billion, plus 0.70% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.67% on net assets in excess of $2 billion;


   AMERICAN FUNDS GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1 billion, plus 0.42% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.37% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.35% on net assets greater than $3 billion but not exceeding $5 billion, plus 0.33% on net assets greater than $5 billion but not exceeding $8 billion, plus 0.315% on net assets greater than $8 billion but not exceeding $13 billion, plus 0.30% on net assets greater than $13 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.285% on net assets in excess of $27 billion;

   AMERICAN FUNDS GROWTH-INCOME FUND: 0.50% of first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4 billion, plus 0.285% on net assets greater than $4 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13 billion, plus 0.235% on net assets greater than $13 billion but not exceeding $17 billion, plus 0.23% on net assets greater greater than $17 billion but not exceeding $21 billion, plus 0.225% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.222% on net assets in excess of $27 billion; and


   AMERICAN FUNDS BOND FUND: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets in excess of $3.0 billion.

   The Metropolitan Fund, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of the Preference Plus Select Prospectus.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid

Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more

                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.




      FOR TAX YEARS         CONTRIBUTION LIMIT FOR     CATCH-UP FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------     ----------------------
   2007 and thereafter              $10,500                    $2,500


   Note: the Contribution limit above will be adjusted for inflation in years after 2007.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.


                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2007 and thereafter              $15,500


   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                                   ROLLOVERS

   Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

   In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.

   The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.

                       MINIMUM DISTRIBUTION REQUIREMENTS

   Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

                               INVESTOR CONTROL

   In some circumstances, contract owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the contract owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the contract owner of a Contract should not be treated as the contract owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent a contract owner of the Contract from being treated as the contract owner of the underlying separate account assets.

   NON-QUALIFIED AND ENHANCED NON-QUALIFIED INCOME ANNUITIES. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

                                 DIVERSIFICATION

   In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

                    CHANGES TO TAX RULES AND INTERPRETATIONS

   Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

  .   Possible taxation of transfers between investment divisions.

  . Possible taxation as if you were the owner of your portion of the Separate Account's assets.

  . Possible limits on the number of funding options available or the frequency of transfers among them.

   Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

   Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

   Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the

Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

   The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     THE AMERICAN FUND CLASS 2 PORTFOLIOS


   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.


                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                       AMERICAN FUNDS CLASS 2 PORTFOLIOS

   Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed
Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.25 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.82      $ 15.56      365,887.51

American Funds Global Small Capitalization Division/(c)/ 2001     13.86        13.54            0.00
                                                         2002     13.54        10.81      176,357.64
                                                         2003     10.81        16.37      793,521.46
                                                         2004     16.37        19.51    1,684,630.59
                                                         2005     19.51        24.12    1,942,621.89
                                                         2006     24.12        29.51    2,014,130.80

American Funds Growth Division/(c)/..................... 2001    126.65       114.77            0.00
                                                         2002    114.77        85.50      100,894.63
                                                         2003     85.50       115.34      484,308.87
                                                         2004    115.34       127.95      832,307.70
                                                         2005    127.95       146.61      850,455.08
                                                         2006    146.61       159.35      855,979.03

American Funds Growth-Income Division/(c)/.............. 2001     88.85        85.37            0.00
                                                         2002     85.37        68.74      127,625.35
                                                         2003     68.74        89.76      634,858.72
                                                         2004     89.76        97.69    1,040,319.53
                                                         2005     97.69       101.96      992,089.03
                                                         2006    101.96       115.83      915,468.87

BlackRock Aggressive Growth Division/(c)/............... 2001     37.91        35.78            0.00
                                                         2002     35.78        25.16       26,852.28
                                                         2003     25.16        34.93      154,691.04
                                                         2004     34.93        38.91      216,073.56
                                                         2005     38.91        42.48      199,283.86
                                                         2006     42.48        44.70            0.00

BlackRock Bond Income Division/(a)/..................... 2002     43.84        46.31      207,477.01
                                                         2003     46.31        48.33      536,896.98
                                                         2004     48.33        49.77      757,818.00
                                                         2005     49.77        50.26      745,485.37
                                                         2006     50.26        51.76            0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     42.17        43.36            0.00
                                                         2002     43.36        43.89            0.00

BlackRock Diversified Division/(c)/..................... 2001     37.99        37.06            0.00
                                                         2002     37.06        31.50      212,999.18
                                                         2003     31.50        37.46      752,001.31
                                                         2004     37.46        40.06    1,234,083.04
                                                         2005     40.06        40.73    1,155,328.40
                                                         2006     40.73        44.38            0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $72.49       $67.70            0.00
                                             2002     67.70        49.33       79,863.05
                                             2003     49.33        63.36      303,829.18
                                             2004     63.36        69.27      418,586.06
                                             2005     69.27        70.77      379,976.69
                                             2006     70.77        79.62            0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.93       62,035.81
                                             2003      7.93        10.60      462,050.50
                                             2004     10.60        11.87      908,349.10
                                             2005     11.87        12.39      886,967.70
                                             2006     12.39        14.58            0.00

BlackRock Money Market Division/(f)/........ 2003     23.28        23.18       24,871.02
                                             2004     23.18        23.09      191,283.32
                                             2005     23.09        23.42      142,355.22
                                             2006     23.42        24.21            0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.24        14.01            0.00
                                             2002     14.01        10.86      796,790.61
                                             2003     10.86        16.08    2,552,703.05
                                             2004     16.08        18.29    4,104,591.02
                                             2005     18.29        18.78    3,853,381.72
                                             2006     18.78        21.63            0.00

Cyclical Growth ETF Division/(k)/........... 2006     10.71        11.43      139,058.25

Cyclical Growth & Income ETF Division/(k)/.. 2006     10.52        11.18       94,584.11

Davis Venture Value Division/(c)/........... 2001     27.45        26.73            0.00
                                             2002     26.73        22.03      115,244.86
                                             2003     22.03        28.44      448,782.09
                                             2004     28.44        31.50      943,883.17
                                             2005     31.50        34.26    1,082,320.11
                                             2006     34.26        38.71            0.00

FI International Stock Division/(c)/........ 2001     12.45        11.64            0.00
                                             2002     11.64         9.47      178,292.61
                                             2003      9.47        11.96      635,794.86
                                             2004     11.96        13.94      771,378.37
                                             2005     13.94        16.22      827,888.50
                                             2006     16.22        18.63            0.00

FI Large Cap Division/(k)/.................. 2006     17.34        17.56       64,686.86

FI Mid Cap Opportunities Division/(h)/...... 2001     18.33        15.78            0.00
                                             2002     15.78        11.04      147,252.83
                                             2003     11.04        14.68      490,905.38
                                             2004     14.68        16.96    1,349,674.49
                                             2005     16.96        17.87    1,259,761.54
                                             2006     17.87        19.71            0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
FI Value Leaders Division/(d)/..................... 2002    $23.04       $18.98       11,626.22
                                                    2003     18.98        23.76      129,119.95
                                                    2004     23.76        26.65      223,572.04
                                                    2005     26.65        29.09      282,379.76
                                                    2006     29.09        32.11            0.00

Franklin Templeton Small Cap Growth Division/(c)/.. 2001      9.18         8.80            0.00
                                                    2002      8.80         6.27      139,794.65
                                                    2003      6.27         8.96      528,179.62
                                                    2004      8.96         9.84      750,510.25
                                                    2005      9.84        10.16      695,707.18
                                                    2006     10.16        11.02            0.00

Harris Oakmark Focused Value Division/(c)/......... 2001     25.72        26.62            0.00
                                                    2002     26.62        23.93      320,020.25
                                                    2003     23.93        31.30    1,040,971.04
                                                    2004     31.30        33.93    1,617,109.79
                                                    2005     33.93        36.80    1,628,972.80
                                                    2006     36.80        40.81            0.00

Harris Oakmark International Division/(d)/......... 2002     10.60         8.85       26,567.87
                                                    2003      8.85        11.81      324,128.40
                                                    2004     11.81        14.08      967,386.26
                                                    2005     14.08        15.89    1,339,210.21
                                                    2006     15.89        20.24            0.00

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.70        11.54            0.00
                                                    2002     11.54         9.77      842,299.12
                                                    2003      9.77        12.09    2,688,090.95
                                                    2004     12.09        13.29    4,009,979.73
                                                    2005     13.29        12.92    3,945,338.48
                                                    2006     12.92        15.05            0.00

Jennison Growth Division/(c)/ /(g)/................ 2005      4.10         4.94      723,683.86
                                                    2006      4.94         5.00            0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.40         4.93            0.00
                                                    2002      4.93         3.46      205,815.65
                                                    2003      3.46         4.29      639,387.86
                                                    2004      4.29         4.44      731,995.26
                                                    2005      4.44         4.06      736,052.17

Lazard Mid-Cap Division/(d)/....................... 2002     11.40         9.69       60,166.50
                                                    2003      9.69        12.09      396,340.58
                                                    2004     12.09        13.67      619,345.68
                                                    2005     13.67        14.61      587,800.90
                                                    2006     14.61        16.56            0.00

Legg Mason Aggressive Growth/(e)/.................. 2003      5.57         6.80      310,403.07
                                                    2004      6.80         7.30      392,106.14
                                                    2005      7.30         8.19      417,097.50
                                                    2006      8.19         7.96            0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Aggressive Growth
  (formerly Janus Growth)/(e)/.......................... 2001    $ 8.87       $ 7.75            0.00
                                                         2002      7.75         5.30      121,621.58
                                                         2003      5.30         5.57            0.00

Legg Mason Value Equity/(l)/............................ 2006      9.53        10.23            0.00

Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001      8.75         8.32            0.00
                                                         2002      8.32         6.56       73,963.77
                                                         2003      6.56         7.87      308,442.38
                                                         2004      7.87         8.65      519,685.45
                                                         2005      8.65         9.15      543,667.98
                                                         2006      9.15         9.57      546,915.66

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.23        11.46            0.00
                                                         2002     11.46        12.45    1,271,700.30
                                                         2003     12.45        12.72    5,134,183.52
                                                         2004     12.72        13.06    8,999,457.29
                                                         2005     13.06        13.16    8,533,403.02
                                                         2006     13.16        13.50            0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     23.20        22.72            0.00
                                                         2002     22.72        17.58       30,590.67
                                                         2003     17.58        23.67      113,829.25
                                                         2004     23.67        27.16      178,336.28
                                                         2005     27.16        28.64      236,648.77
                                                         2006     28.64        32.96            0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.88        10.57      108,830.52
                                                         2003     10.57        12.45      906,935.62
                                                         2004     12.45        13.31    1,418,152.43
                                                         2005     13.31        13.36    1,404,653.05
                                                         2006     13.36        14.41            0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.83        10.58            0.00
                                                         2002     10.58        10.88            0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.24         8.50       46,307.54
                                                         2003      8.50        11.68      213,981.76
                                                         2004     11.68        12.29      362,439.31
                                                         2005     12.29        13.16      348,954.53
                                                         2006     13.16        14.85            0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.44        10.34            0.00
                                                         2002     10.34         8.68      570,356.88
                                                         2003      8.68        11.55    2,466,067.51
                                                         2004     11.55        13.22    2,674,970.32
                                                         2005     13.22        14.64    2,583,753.41
                                                         2006     14.64        15.89            0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MetLife Stock Index Division/(c)/............... 2001    $38.76       $36.62            0.00
                                                 2002     36.62        28.06      444,695.20
                                                 2003     28.06        35.46    2,189,805.85
                                                 2004     35.46        38.66    4,375,880.34
                                                 2005     38.66        39.89    4,174,789.79
                                                 2006     39.89        45.42            0.00

MFS Research International Division/(c)/........ 2001      9.02         8.38            0.00
                                                 2002      8.38         7.31      128,885.57
                                                 2003      7.31         9.54      378,131.36
                                                 2004      9.54        11.28      529,237.61
                                                 2005     11.28        12.98      577,046.26
                                                 2006     12.98        16.25            0.00

MFS Total Return Division/(i)/.................. 2004     37.71        41.05      119,277.39
                                                 2005     41.05        41.69      328,191.42
                                                 2006     41.69        46.09      465,431.08

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.42         8.65            0.00
                                                 2002      8.65         7.12      634,864.59
                                                 2003      7.12         9.65    3,114,501.40
                                                 2004      9.65        11.39    3,602,166.40
                                                 2005     11.39        12.71    3,317,221.36
                                                 2006     12.71        15.77            0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.44        15.13            0.00
                                                 2002     15.13        13.49      222,971.85
                                                 2003     13.49        18.18      832,486.66
                                                 2004     18.18        22.04    1,810,459.47
                                                 2005     22.04        24.40    2,105,952.17
                                                 2006     24.40        26.81            0.00

Oppenheimer Global Equity Division/(c)/......... 2001     13.02        12.28            0.00
                                                 2002     12.28        10.17      112,537.61
                                                 2003     10.17        13.10      406,709.15
                                                 2004     13.10        15.03      550,723.24
                                                 2005     15.03        17.23      651,568.46
                                                 2006     17.23        19.83            0.00

PIMCO Inflation Protected Bond Division......... 2006     11.04        11.16      595,123.74

PIMCO Total Return Division/(c)/................ 2001     10.25        10.45            0.00
                                                 2002     10.45        11.29    1,551,710.35
                                                 2003     11.29        11.65    4,544,053.32
                                                 2004     11.65        12.08    5,804,502.80
                                                 2005     12.08        12.21    5,682,275.41
                                                 2006     12.21        12.63            0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.05         6.10            0.00
                                                 2002      6.10         2.97      203,039.18
                                                 2003      2.97         4.62    1,637,949.51
                                                 2004      4.62         4.37    2,443,480.52
                                                 2005      4.37         4.80    2,087,513.19
                                                 2006      4.80         4.99            0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division/(c)/................... 2001    $12.07       $12.02            0.00
                                                       2002     12.02         9.43      325,845.30
                                                       2003      9.43        13.60    1,535,666.47
                                                       2004     13.60        15.78    1,766,547.81
                                                       2005     15.78        16.27    1,664,179.07
                                                       2006     16.27        18.92            0.00

T. Rowe Price Large Cap Growth Division/(c)/.......... 2001     11.70        11.57            0.00
                                                       2002     11.57         8.76      192,844.11
                                                       2003      8.76        11.30      794,026.43
                                                       2004     11.30        12.25    1,219,617.60
                                                       2005     12.25        12.88    1,225,277.14
                                                       2006     12.88        14.37            0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.64         8.26            0.00
                                                       2002      8.26         4.56      160,883.93
                                                       2003      4.56         6.17      921,458.24
                                                       2004      6.17         7.19    1,640,762.91
                                                       2005      7.19         8.14    1,659,153.46
                                                       2006      8.14         8.55            0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.35        12.17            0.00
                                                       2002     12.17         8.80      104,912.42
                                                       2003      8.80        12.22      500,675.63
                                                       2004     12.22        13.40      771,778.83
                                                       2005     13.40        14.66      761,468.45
                                                       2006     14.66        15.01            0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.73        16.05            0.00
                                                       2002     16.05        17.34      206,607.47
                                                       2003     17.34        19.26    1,097,298.95
                                                       2004     19.26        20.26    1,832,959.07
                                                       2005     20.26        20.54    1,977,911.29
                                                       2006     20.54        21.27            0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.63        14.93            0.00
                                                       2002     14.93        15.87      884,065.72
                                                       2003     15.87        15.91    1,650,276.43
                                                       2004     15.91        16.16    1,751,365.92
                                                       2005     16.16        16.21    1,688,272.27
                                                       2006     16.21        16.65            0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.45 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.56      $ 15.26      28,569.70

American Funds Global Small Capitalization Division/(c)/ 2001     13.77        13.45           0.00
                                                         2002     13.45        10.71           0.00
                                                         2003     10.71        16.18     107,784.55
                                                         2004     16.18        19.25     281,007.79
                                                         2005     19.25        23.75     313,233.26
                                                         2006     23.75        29.00     270,716.25

American Funds Growth Division/(c)/..................... 2001    122.35       110.79           0.00
                                                         2002    110.79        82.36           0.00
                                                         2003     82.36       110.90      46,696.36
                                                         2004    110.90       122.77     112,711.09
                                                         2005    122.77       140.39     113,022.31
                                                         2006    140.39       152.29     108,746.95

American Funds Growth-Income Division/(c)/.............. 2001     85.84        82.40           0.00
                                                         2002     82.40        66.22           0.00
                                                         2003     66.22        86.30      59,813.89
                                                         2004     86.30        93.74     130,811.15
                                                         2005     93.74        97.64     124,289.21
                                                         2006     97.64       110.70     117,188.16

BlackRock Aggressive Growth Division/(c)/............... 2001     36.92        34.81           0.00
                                                         2002     34.81        24.43           0.00
                                                         2003     24.43        33.85      24,635.07
                                                         2004     33.85        37.63      47,882.75
                                                         2005     37.63        41.00      45,689.14
                                                         2006     41.00        43.06           0.00

BlackRock Bond Income Division/(a)/..................... 2002     42.22        44.53           0.00
                                                         2003     44.53        46.39      35,414.49
                                                         2004     46.39        47.68      70,112.32
                                                         2005     47.68        48.05      74,904.06
                                                         2006     48.05        49.38           0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     40.67        41.78           0.00
                                                         2002     41.78       359.10           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.87        35.93           0.00
                                                         2002     35.93        30.48           0.00
                                                         2003     30.48        36.17      63,226.55
                                                         2004     36.17        38.60     136,889.73
                                                         2005     38.60        39.17     133,601.49
                                                         2006     39.17        42.59           0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $69.91       $65.23           0.00
                                             2002     65.23        47.44           0.00
                                             2003     47.44        60.81      21,946.12
                                             2004     60.81        66.35      43,113.60
                                             2005     66.35        67.65      37,748.49
                                             2006     67.65        75.96           0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.92           0.00
                                             2003      7.92        10.57      95,061.21
                                             2004     10.57        11.80     180,805.09
                                             2005     11.80        12.30     160,449.56
                                             2006     12.30        14.45           0.00

BlackRock Money Market Division/(f)/........ 2003     22.39        22.26       6,556.58
                                             2004     22.26        22.12      28,818.00
                                             2005     22.12        22.40      25,847.59
                                             2006     22.40        23.11           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.21        13.96           0.00
                                             2002     13.96        10.80           0.00
                                             2003     10.80        15.97     251,687.65
                                             2004     15.97        18.12     499,178.98
                                             2005     18.12        18.57     449,154.44
                                             2006     18.57        21.35           0.00

Davis Venture Value Division/(c)/........... 2001     27.09        26.35           0.00
                                             2002     26.35        21.67           0.00
                                             2003     21.67        27.93      30,312.18
                                             2004     27.93        30.86     103,247.87
                                             2005     30.86        33.51     107,349.44
                                             2006     33.51        37.78           0.00

FI International Stock Division/(c)/........ 2001     12.19        11.40           0.00
                                             2002     11.40         9.25           0.00
                                             2003      9.25        11.66      34,399.87
                                             2004     11.66        13.57      71,716.66
                                             2005     13.57        15.75     113,878.43
                                             2006     15.75        18.05           0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     18.16        15.63           0.00
                                             2002     15.63        10.91           0.00
                                             2003     10.91        14.48      27,218.83
                                             2004     14.48        16.69     144,473.15
                                             2005     16.69        17.56     136,671.29
                                             2006     17.56        19.33           0.00

FI Value Leaders Division/(d)/.............. 2002     22.63        18.62           0.00
                                             2003     18.62        23.26       7,003.77
                                             2004     23.26        26.04      28,986.63
                                             2005     26.04        28.37      40,391.30
                                             2006     28.37        31.25           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.17       $ 8.79           0.00
                                                  2002      8.79         6.25           0.00
                                                  2003      6.25         8.91      63,963.08
                                                  2004      8.91         9.77     106,338.31
                                                  2005      9.77        10.06      78,553.10
                                                  2006     10.06        10.90           0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     25.30        26.16           0.00
                                                  2002     26.16        23.47           0.00
                                                  2003     23.47        30.64      95,044.25
                                                  2004     30.64        33.14     185,134.88
                                                  2005     33.14        35.88     173,787.79
                                                  2006     35.88        39.71           0.00

Harris Oakmark International Division/(d)/....... 2002     10.59         8.83           0.00
                                                  2003      8.83        11.76      23,418.79
                                                  2004     11.76        13.99     157,295.51
                                                  2005     13.99        15.76     151,139.31
                                                  2006     15.76        20.03           0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.64        11.47           0.00
                                                  2002     11.47         9.69           0.00
                                                  2003      9.69        11.97     214,996.50
                                                  2004     11.97        13.13     448,372.16
                                                  2005     13.13        12.74     452,608.06
                                                  2006     12.74        14.81           0.00

Jennison Growth Division/(c) (g)/................ 2005      4.06         4.88      52,167.37
                                                  2006      4.88         4.93           0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.39         4.91           0.00
                                                  2002      4.91         3.44           0.00
                                                  2003      3.44         4.26      32,610.52
                                                  2004      4.26         4.40      57,580.19
                                                  2005      4.40         4.02      57,550.47

Lazard Mid-Cap Division/(d)/..................... 2002     11.39         9.67           0.00
                                                  2003      9.67        12.04      58,322.52
                                                  2004     12.04        13.58      98,196.55
                                                  2005     13.58        14.49      94,316.75
                                                  2006     14.49        16.39           0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.55         6.77      12,502.92
                                                  2004      6.77         7.24      26,758.73
                                                  2005      7.24         8.12      39,423.38
                                                  2006      8.12         7.87           0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.86         7.74           0.00
                                                  2002      7.74         5.29           0.00
                                                  2003      5.29         5.55           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.39        10.07           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.71       $ 8.28           0.00
                                                         2002      8.28         6.51           0.00
                                                         2003      6.51         7.79      14,467.31
                                                         2004      7.79         8.55      47,907.97
                                                         2005      8.55         9.02      86,692.72
                                                         2006      9.02         9.43      81,123.38

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.17        11.38           0.00
                                                         2002     11.38        12.35           0.00
                                                         2003     12.35        12.59     337,928.72
                                                         2004     12.59        12.90     909,684.24
                                                         2005     12.90        12.97     875,676.07
                                                         2006     12.97        13.28           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.87        22.38           0.00
                                                         2002     22.38        17.28           0.00
                                                         2003     17.28        23.21       9,515.41
                                                         2004     23.21        26.59      23,017.07
                                                         2005     26.59        27.98      25,835.24
                                                         2006     27.98        32.13           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.77        10.44           0.00
                                                         2003     10.44        12.29     109,251.70
                                                         2004     12.29        13.11     186,732.76
                                                         2005     13.11        13.13     175,765.80
                                                         2006     13.13        14.13           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.74        10.47           0.00
                                                         2002     10.47        15.64           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.22         8.48           0.00
                                                         2003      8.48        11.62      28,663.89
                                                         2004     11.62        12.21      62,374.40
                                                         2005     12.21        13.05      55,127.15
                                                         2006     13.05        14.70           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.42        10.31           0.00
                                                         2002     10.31         8.63           0.00
                                                         2003      8.63        11.47     178,510.90
                                                         2004     11.47        13.10     300,664.65
                                                         2005     13.10        14.48     294,439.06
                                                         2006     14.48        15.68           0.00

MetLife Stock Index Division/(c)/....................... 2001     37.89        35.77           0.00
                                                         2002     35.77        27.35           0.00
                                                         2003     27.35        34.51     162,077.32
                                                         2004     34.51        37.54     465,903.25
                                                         2005     37.54        38.66     440,477.42
                                                         2006     38.66        43.93           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.38           0.00
                                                 2002      8.38         7.30           0.00
                                                 2003      7.30         9.50      25,599.56
                                                 2004      9.50        11.21      70,828.12
                                                 2005     11.21        12.87      94,222.73
                                                 2006     12.87        16.09           0.00

MFS Total Return Division/(i)/.................. 2004     36.45        39.62      17,149.94
                                                 2005     39.62        40.16      50,509.77
                                                 2006     40.16        44.31      71,124.70

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.37         8.59           0.00
                                                 2002      8.59         7.06           0.00
                                                 2003      7.06         9.55     213,668.04
                                                 2004      9.55        11.25     429,594.36
                                                 2005     11.25        12.53     414,334.00
                                                 2006     12.53        15.52           0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.35        15.04           0.00
                                                 2002     15.04        13.38           0.00
                                                 2003     13.38        17.99      76,319.02
                                                 2004     17.99        21.77     251,133.28
                                                 2005     21.77        24.05     281,027.93
                                                 2006     24.05        26.38           0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.90        12.16           0.00
                                                 2002     12.16        10.06           0.00
                                                 2003     10.06        12.92      32,601.95
                                                 2004     12.92        14.79      59,343.76
                                                 2005     14.79        16.93      65,372.72
                                                 2006     16.93        19.44           0.00

PIMCO Total Return Division/(c)/................ 2001     10.24        10.43           0.00
                                                 2002     10.43        11.25           0.00
                                                 2003     11.25        11.58     384,622.02
                                                 2004     11.58        11.99     650,652.49
                                                 2005     11.99        12.09     722,177.32
                                                 2006     12.09        12.48           0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.05         6.09           0.00
                                                 2002      6.09         2.96           0.00
                                                 2003      2.96         4.60     222,773.97
                                                 2004      4.60         4.34     334,452.62
                                                 2005      4.34         4.75     289,437.15
                                                 2006      4.75         4.94           0.00

Russell 2000(R) Index Division/(c)/............. 2001     12.01        11.95           0.00
                                                 2002     11.95         9.35           0.00
                                                 2003      9.35        13.46     119,112.34
                                                 2004     13.46        15.59     225,634.05
                                                 2005     15.59        16.04     207,349.65
                                                 2006     16.04        18.61           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.64       $11.50           0.00
                                                       2002     11.50         8.69           0.00
                                                       2003      8.69        11.19      69,718.44
                                                       2004     11.19        12.11     127,519.84
                                                       2005     12.11        12.70     128,655.91
                                                       2006     12.70        14.14           0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.64         8.25           0.00
                                                       2002      8.25         4.55           0.00
                                                       2003      4.55         6.13      47,071.94
                                                       2004      6.13         7.14     192,193.87
                                                       2005      7.14         8.06     243,026.42
                                                       2006      8.06         8.45           0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.24        12.05           0.00
                                                       2002     12.05         8.69           0.00
                                                       2003      8.69        12.05      37,571.37
                                                       2004     12.05        13.19      72,976.35
                                                       2005     13.19        14.41      82,879.59
                                                       2006     14.41        14.72           0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.52        15.83           0.00
                                                       2002     15.83        17.06           0.00
                                                       2003     17.06        18.91      88,203.94
                                                       2004     18.91        19.85     253,519.43
                                                       2005     19.85        20.09     288,847.54
                                                       2006     20.09        20.76           0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.43        14.72           0.00
                                                       2002     14.72        15.61           0.00
                                                       2003     15.61        15.63      57,331.18
                                                       2004     15.63        15.83     142,372.65
                                                       2005     15.83        15.85     165,505.99
                                                       2006     15.85        16.24           0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.50 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.49      $ 15.19       9,855.83

American Funds Global Small Capitalization Division/(c)/ 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34

American Funds Growth Division/(c)/..................... 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49

American Funds Growth-Income Division/(c)/.............. 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17

BlackRock Aggressive Growth Division/(c)/............... 2001     36.68        34.57           0.00
                                                         2002     34.57        24.25       2,205.03
                                                         2003     24.25        33.59      13,521.08
                                                         2004     33.59        37.32      13,940.22
                                                         2005     37.32        40.64      13,270.58
                                                         2006     40.64        42.66           0.00

BlackRock Bond Income Division/(a)/..................... 2002     41.82        44.10      49,047.68
                                                         2003     44.10        45.92      73,820.33
                                                         2004     45.92        47.17      75,491.45
                                                         2005     47.17        47.51      62,562.45
                                                         2006     47.51        48.80           0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     40.30        41.40           0.00
                                                         2002     41.40        41.87           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.59        35.65           0.00
                                                         2002     35.65        30.23      22,516.66
                                                         2003     30.23        35.85      86,986.27
                                                         2004     35.85        38.25      81,027.13
                                                         2005     38.25        38.79      67,148.30
                                                         2006     38.79        42.16           0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $69.28       $64.63           0.00
                                             2002     64.63        46.98      17,213.09
                                             2003     46.98        60.19      36,210.83
                                             2004     60.19        65.64      37,496.53
                                             2005     65.64        66.89      30,776.69
                                             2006     66.89        75.07           0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.91       7,077.93
                                             2003      7.91        10.56      38,323.74
                                             2004     10.56        11.79      74,675.57
                                             2005     11.79        12.27      63,527.67
                                             2006     12.27        14.41           0.00

BlackRock Money Market Division/(f)/........ 2003     22.17        22.03           0.29
                                             2004     22.03        21.88           0.00
                                             2005     21.88        22.15           0.00
                                             2006     22.15        22.84           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.20        13.95           0.00
                                             2002     13.95        10.79     157,228.27
                                             2003     10.79        15.94     281,458.32
                                             2004     15.94        18.08     324,910.05
                                             2005     18.08        18.52     276,821.58
                                             2006     18.52        21.28           0.00

Davis Venture Value Division/(c)/........... 2001     26.99        26.26           0.00
                                             2002     26.26        21.58      20,393.14
                                             2003     21.58        27.80      67,574.71
                                             2004     27.80        30.71      88,324.73
                                             2005     30.71        33.32      93,290.01
                                             2006     33.32        37.55           0.00

FI International Stock Division/(c)/........ 2001     12.13        11.34           0.00
                                             2002     11.34         9.20      37,654.63
                                             2003      9.20        11.59      83,923.39
                                             2004     11.59        13.47      80,449.46
                                             2005     13.47        15.64      74,019.49
                                             2006     15.64        17.91           0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     18.12        15.59           0.00
                                             2002     15.59        10.88      22,430.00
                                             2003     10.88        14.43      52,317.71
                                             2004     14.43        16.63     121,218.28
                                             2005     16.63        17.48     104,969.16
                                             2006     17.48        19.23           0.00

FI Value Leaders Division/(d)/.............. 2002     22.53        18.53         223.05
                                             2003     18.53        23.14      13,791.50
                                             2004     23.14        25.88      13,941.77
                                             2005     25.88        28.18      20,535.34
                                             2006     28.18        31.03           0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.17       $ 8.79           0.00
                                                    2002      8.79         6.25      11,663.67
                                                    2003      6.25         8.90      40,149.06
                                                    2004      8.90         9.75      46,339.50
                                                    2005      9.75        10.04      35,241.03
                                                    2006     10.04        10.86           0.00

Harris Oakmark Focused Value Division/(c)/......... 2001     25.19        26.05           0.00
                                                    2002     26.05        23.35      61,782.22
                                                    2003     23.35        30.47     126,748.23
                                                    2004     30.47        32.95     142,365.16
                                                    2005     32.95        35.65     132,410.14
                                                    2006     35.65        39.43           0.00

Harris Oakmark International Division/(d)/......... 2002     10.59         8.82       1,624.24
                                                    2003      8.82        11.75      22,986.28
                                                    2004     11.75        13.97      64,678.33
                                                    2005     13.97        15.72      90,841.07
                                                    2006     15.72        19.98           0.00

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.62        11.45           0.00
                                                    2002     11.45         9.67     157,233.62
                                                    2003      9.67        11.94     374,576.28
                                                    2004     11.94        13.09     381,446.78
                                                    2005     13.09        12.69     370,944.59
                                                    2006     12.69        14.75           0.00

Jennison Growth Division/(c) (g)/.................. 2005      4.05         4.87      66,299.15
                                                    2006      4.87         4.92           0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.38         4.91           0.00
                                                    2002      4.91         3.43      45,343.63
                                                    2003      3.43         4.25      79,960.85
                                                    2004      4.25         4.39      75,497.51
                                                    2005      4.39         4.01      69,047.11

Lazard Mid-Cap Division/(d)/....................... 2002     11.39         9.66       4,191.09
                                                    2003      9.66        12.03      33,152.01
                                                    2004     12.03        13.56      31,103.06
                                                    2005     13.56        14.46      22,140.83
                                                    2006     14.46        16.34           0.00

Legg Mason Aggressive Growth/(e)/.................. 2003      5.55         6.76      13,831.86
                                                    2004      6.76         7.23      14,051.04
                                                    2005      7.23         8.10      11,590.10
                                                    2006      8.10         7.85           0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/.......... 2001      8.86         7.74           0.00
                                                    2002      7.74         5.28      10,865.55
                                                    2003      5.28         5.55           0.00

Legg Mason Value Equity/(l)/....................... 2006      9.36        10.03           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.70       $ 8.27           0.00
                                                         2002      8.27         6.50      45,626.76
                                                         2003      6.50         7.78      49,778.26
                                                         2004      7.78         8.52      63,412.17
                                                         2005      8.52         8.99      48,904.31
                                                         2006      8.99         9.40      47,933.82

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.15        11.37           0.00
                                                         2002     11.37        12.32     225,577.36
                                                         2003     12.32        12.56     489,599.55
                                                         2004     12.56        12.86     655,019.23
                                                         2005     12.86        12.92     602,654.35
                                                         2006     12.92        13.23           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.78        22.29           0.00
                                                         2002     22.29        17.21       5,404.06
                                                         2003     17.21        23.10      13,258.14
                                                         2004     23.10        26.45      22,106.95
                                                         2005     26.45        27.82      22,775.37
                                                         2006     27.82        31.93           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.74        10.41      22,289.80
                                                         2003     10.41        12.24     162,905.90
                                                         2004     12.24        13.06     169,809.79
                                                         2005     13.06        13.07     145,143.27
                                                         2006     13.07        14.06           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.71        10.45           0.00
                                                         2002     10.45        10.74           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.22         8.48       5,135.49
                                                         2003      8.48        11.61      21,224.05
                                                         2004     11.61        12.19      25,847.06
                                                         2005     12.19        13.03      21,235.25
                                                         2006     13.03        14.66           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.42        10.30           0.00
                                                         2002     10.30         8.62      78,973.23
                                                         2003      8.62        11.45     223,014.58
                                                         2004     11.45        13.07     190,838.70
                                                         2005     13.07        14.44     176,794.28
                                                         2006     14.44        15.63           0.00

MetLife Stock Index Division/(c)/....................... 2001     37.68        35.56           0.00
                                                         2002     35.56        27.18      73,429.97
                                                         2003     27.18        34.27     232,487.84
                                                         2004     34.27        37.27     334,555.05
                                                         2005     37.27        38.36     301,810.28
                                                         2006     38.36        43.57           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.36           0.00
                                                 2002      8.36         7.28      14,134.50
                                                 2003      7.28         9.47      40,564.90
                                                 2004      9.47        11.17      40,356.36
                                                 2005     11.17        12.82      50,325.80
                                                 2006     12.82        16.01           0.00

MFS Total Return Division/(i)/.................. 2004     36.14        39.27       3,841.22
                                                 2005     39.27        39.79      19,800.66
                                                 2006     39.79        43.88      18,561.86

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.35         8.58           0.00
                                                 2002      8.58         7.04     103,380.86
                                                 2003      7.04         9.53     300,308.08
                                                 2004      9.53        11.21     279,646.40
                                                 2005     11.21        12.49     240,656.92
                                                 2006     12.49        15.45           0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.33        15.01           0.00
                                                 2002     15.01        13.35      39,868.38
                                                 2003     13.35        17.94      98,355.96
                                                 2004     17.94        21.70     139,529.27
                                                 2005     21.70        23.96     162,780.19
                                                 2006     23.96        26.27           0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.87        12.14           0.00
                                                 2002     12.14        10.03      12,043.68
                                                 2003     10.03        12.88      48,580.88
                                                 2004     12.88        14.73      50,623.96
                                                 2005     14.73        16.85      84,323.91
                                                 2006     16.85        19.35           0.00

PIMCO Total Return Division/(c)/................ 2001     10.24        10.43           0.00
                                                 2002     10.43        11.24     192,230.30
                                                 2003     11.24        11.56     457,793.39
                                                 2004     11.56        11.97     448,711.92
                                                 2005     11.97        12.06     437,621.91
                                                 2006     12.06        12.44           0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.08           0.00
                                                 2002      6.08         2.96      33,839.41
                                                 2003      2.96         4.59     204,467.46
                                                 2004      4.59         4.33     218,860.34
                                                 2005      4.33         4.74     183,127.85
                                                 2006      4.74         4.92           0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.99        11.93           0.00
                                                 2002     11.93         9.33      47,437.21
                                                 2003      9.33        13.42     152,903.89
                                                 2004     13.42        15.54     159,019.77
                                                 2005     15.54        15.99     134,767.43
                                                 2006     15.99        18.54           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.62       $11.48           0.00
                                                       2002     11.48         8.67      46,957.26
                                                       2003      8.67        11.16     112,546.54
                                                       2004     11.16        12.07     145,216.04
                                                       2005     12.07        12.65     127,320.85
                                                       2006     12.65        14.08           0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.25           0.00
                                                       2002      8.25         4.54      49,683.45
                                                       2003      4.54         6.12      95,673.83
                                                       2004      6.12         7.12     149,231.13
                                                       2005      7.12         8.04     151,849.44
                                                       2006      8.04         8.42           0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.22        12.02           0.00
                                                       2002     12.02         8.67      22,446.79
                                                       2003      8.67        12.01      65,089.51
                                                       2004     12.01        13.14      90,183.89
                                                       2005     13.14        14.34      86,962.24
                                                       2006     14.34        14.65           0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.47        15.77           0.00
                                                       2002     15.77        16.99      47,849.94
                                                       2003     16.99        18.83     135,043.24
                                                       2004     18.83        19.75     134,643.80
                                                       2005     19.75        19.98     156,504.38
                                                       2006     19.98        20.63           0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.39        14.67           0.00
                                                       2002     14.67        15.55     142,366.92
                                                       2003     15.55        15.55     181,326.65
                                                       2004     15.55        15.75     166,629.20
                                                       2005     15.75        15.76     164,780.37
                                                       2006     15.76        16.15           0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.60 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27

BlackRock Aggressive Growth Division/(c)/............... 2001     36.19        34.10           0.00
                                                         2002     34.10        23.90       2,861.07
                                                         2003     23.90        33.07      14,524.85
                                                         2004     33.07        36.70      18,023.58
                                                         2005     36.70        39.93      16,332.73
                                                         2006     39.93        41.87      15,390.63

BlackRock Bond Income Division/(a)/..................... 2002     41.04        43.25      19,652.89
                                                         2003     43.25        44.98      37,113.50
                                                         2004     44.98        46.16      42,622.53
                                                         2005     46.16        46.45      47,470.82
                                                         2006     46.45        47.67      38,522.42

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     39.58        40.64           0.00
                                                         2002     40.64        41.09           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.04        35.10         409.22
                                                         2002     35.10        29.73       5,960.15
                                                         2003     29.73        35.23      65,994.47
                                                         2004     35.23        37.55      72,695.82
                                                         2005     37.55        38.04      66,948.04
                                                         2006     38.04        41.31      58,566.61

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $68.03       $63.45           0.00
                                             2002     63.45        46.07       3,991.94
                                             2003     46.07        58.96      12,824.81
                                             2004     58.96        64.24      24,089.72
                                             2005     64.24        65.40      21,248.45
                                             2006     65.40        73.33      16,772.72

BlackRock Large Cap Value Division.......... 2002     10.00         7.91         547.02
                                             2003      7.91        10.54      21,598.96
                                             2004     10.54        11.76      44,681.26
                                             2005     11.76        12.23      47,804.22
                                             2006     12.23        14.35      78,485.77

BlackRock Money Market Division/(f)/........ 2003     21.73        21.59         416.51
                                             2004     21.59        21.42       4,802.10
                                             2005     21.42        21.66       4,720.32
                                             2006     21.66        22.31       4,092.73

BlackRock Strategic Value Division/(c)/..... 2001     14.18        13.93         689.38
                                             2002     13.93        10.76      91,901.46
                                             2003     10.76        15.88     205,124.95
                                             2004     15.88        18.00     309,839.67
                                             2005     18.00        18.42     284,193.77
                                             2006     18.42        21.14     247,478.57
                                             2002     26.07        21.41       2,228.67
                                             2003     21.41        27.54      27,983.13
                                             2004     27.54        30.40      63,371.98
                                             2005     30.40        32.95      63,396.39
                                             2006     32.95        37.10      64,584.87

FI International Stock Division/(c)/........ 2001     12.01        11.21           0.00
                                             2003      9.09        11.44      11,902.93
                                             2004     11.44        13.29      21,623.90
                                             2005     13.29        15.41      35,957.35
                                             2006     15.41        17.63      34,052.49

FI Mid Cap Opportunities Division/(h)/...... 2001     18.04        15.52           0.00
                                             2002     15.52        10.82      54,192.31
                                             2003     10.82        14.33      72,345.81
                                             2004     14.33        16.50      76,342.26
                                             2005     16.50        17.33      60,450.88
                                             2006     17.33        19.05      55,461.48

FI Value Leaders Division/(d)/.............. 2002     22.33        18.35         344.36
                                             2003     18.35        22.89       4,734.87
                                             2004     22.89        25.58       9,998.64
                                             2005     25.58        27.83      13,005.67
                                             2006     27.83        30.61      20,010.70

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.17       $ 8.78           0.00
                                                    2002      8.78         6.24      87,945.12
                                                    2003      6.24         8.88      78,729.98
                                                    2004      8.88         9.72      69,053.06
                                                    2005      9.72         9.99      69,997.35
                                                    2006      9.99        10.80      56,182.52

Harris Oakmark Focused Value Division/(c)/......... 2001     24.99        25.82           0.00
                                                    2002     25.82        23.13      53,739.83
                                                    2003     23.13        30.15     101,690.43
                                                    2004     30.15        32.57     145,020.25
                                                    2005     32.57        35.20     144,749.46
                                                    2006     35.20        38.90     110,653.46

Harris Oakmark International Division/(d)/......... 2002     10.58         8.81         257.86
                                                    2003      8.81        11.72      13,203.02
                                                    2004     11.72        13.92      59,358.39
                                                    2005     13.92        15.66      63,924.08
                                                    2006     15.66        19.88      92,513.91

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.59        11.41         842.25
                                                    2002     11.41         9.63     101,695.49
                                                    2003      9.63        11.88     185,167.26
                                                    2004     11.88        13.01     256,273.56
                                                    2005     13.01        12.60     254,824.41
                                                    2006     12.60        14.63     231,537.60

Jennison Growth Division/(c)/ /(g)/................ 2005      4.03         4.84      48,296.42
                                                    2006      4.84         4.89      35,917.55

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.38         4.90           0.00
                                                    2002      4.90         3.42       5,925.30
                                                    2003      3.42         4.24      40,814.30
                                                    2004      4.24         4.37      50,532.37
                                                    2005      4.37         3.99      50,373.04

Lazard Mid-Cap Division/(d)/....................... 2002     11.38         9.65       3,736.83
                                                    2003      9.65        12.00      17,487.67
                                                    2004     12.00        13.52      25,697.55
                                                    2005     13.52        14.40      23,666.59
                                                    2006     14.40        16.26      17,294.99

Legg Mason Aggressive Growth/(e)/.................. 2003      5.54         6.74      34,626.57
                                                    2004      6.74         7.20      45,035.05
                                                    2005      7.20         8.06      39,699.03
                                                    2006      8.06         7.80      21,907.69

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/.......... 2001      8.86         7.73           0.00
                                                    2002      7.73         5.27      15,617.30
                                                    2003      5.27         5.54           0.00

Legg Mason Value Equity/(l)/....................... 2006      9.30         9.96      30,378.03

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.68       $ 8.25           0.00
                                                         2002      8.25         6.47       7,238.41
                                                         2003      6.47         7.74      14,117.05
                                                         2004      7.74         8.48      31,628.18
                                                         2005      8.48         8.93      30,737.30
                                                         2006      8.93         9.34      25,132.03

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.12        11.33           0.00
                                                         2002     11.33        12.27      58,494.60
                                                         2003     12.27        12.50     210,344.65
                                                         2004     12.50        12.78     491,673.43
                                                         2005     12.78        12.83     460,530.48
                                                         2006     12.83        13.12     409,720.50

Loomis Sayles Small Cap Division/(c)/................... 2001     22.62        22.12           0.00
                                                         2002     22.12        17.06         405.03
                                                         2003     17.06        22.88       3,696.18
                                                         2004     22.88        26.16       7,319.76
                                                         2005     26.16        27.49       7,781.13
                                                         2006     27.49        31.53      13,575.83

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.69        10.35       5,269.21
                                                         2003     10.35        12.16      61,536.62
                                                         2004     12.16        12.95      78,480.75
                                                         2005     12.95        12.95      95,558.26
                                                         2006     12.95        13.92     106,900.37

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.67        10.40           0.00
                                                         2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.21         8.47       2,943.67
                                                         2003      8.47        11.58      19,935.27
                                                         2004     11.58        12.15      30,221.45
                                                         2005     12.15        12.97      27,847.43
                                                         2006     12.97        14.58      27,312.09

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.40        10.29           0.00
                                                         2002     10.29         8.60      25,550.08
                                                         2003      8.60        11.41     103,605.72
                                                         2004     11.41        13.01     225,411.46
                                                         2005     13.01        14.36     224,579.71
                                                         2006     14.36        15.53     217,458.83

MetLife Stock Index Division/(c)/....................... 2001     37.26        35.15         271.19
                                                         2002     35.15        26.84      12,940.91
                                                         2003     26.84        33.81      92,140.62
                                                         2004     33.81        36.72     256,357.39
                                                         2005     36.72        37.76     241,434.67
                                                         2006     37.76        42.85     202,424.49

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.36           0.00
                                                 2002      8.36         7.26       6,530.97
                                                 2003      7.26         9.45      15,749.60
                                                 2004      9.45        11.12      20,155.59
                                                 2005     11.12        12.76      26,995.69
                                                 2006     12.76        15.92      45,480.70

MFS Total Return Division/(i)/.................. 2004     35.53        38.58       2,372.87
                                                 2005     38.58        39.05      24,860.40
                                                 2006     39.05        43.02      30,424.70

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.33         8.55       1,134.44
                                                 2002      8.55         7.01      25,760.25
                                                 2003      7.01         9.48     133,476.39
                                                 2004      9.48        11.14     287,065.06
                                                 2005     11.14        12.40     272,867.19
                                                 2006     12.40        15.33     232,173.38

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.29        14.97           0.00
                                                 2002     14.97        13.30       6,269.48
                                                 2003     13.30        17.85      31,952.14
                                                 2004     17.85        21.57      89,084.49
                                                 2005     21.57        23.79     111,909.44
                                                 2006     23.79        26.06     101,661.82

Oppenheimer Global Equity Division/(c)/......... 2001     12.82        12.08         798.99
                                                 2002     12.08         9.97      59,029.65
                                                 2003      9.97        12.79      50,809.38
                                                 2004     12.79        14.62      30,241.53
                                                 2005     14.62        16.71      36,252.15
                                                 2006     16.71        19.16      39,787.21

PIMCO Total Return Division/(c)/................ 2001     10.24        10.42       1,850.40
                                                 2002     10.42        11.22      60,604.80
                                                 2003     11.22        11.53     169,677.41
                                                 2004     11.53        11.92     280,191.91
                                                 2005     11.92        12.01     273,415.16
                                                 2006     12.01        12.37     230,979.81

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.08           0.00
                                                 2002      6.08         2.95       8,671.20
                                                 2003      2.95         4.58     113,791.22
                                                 2004      4.58         4.31     183,366.81
                                                 2005      4.31         4.72     147,301.34
                                                 2006      4.72         4.89     126,962.77

Russell 2000(R) Index Division/(c)/............. 2001     11.96        11.89           0.00
                                                 2002     11.89         9.29      16,474.52
                                                 2003      9.29        13.36      64,591.94
                                                 2004     13.36        15.44     105,022.07
                                                 2005     15.44        15.87      99,246.07
                                                 2006     15.87        18.39      81,405.18

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.59       $11.44           0.00
                                                       2002     11.44         8.64       3,940.27
                                                       2003      8.64        11.10      33,643.59
                                                       2004     11.10        11.99      69,107.79
                                                       2005     11.99        12.56      64,461.91
                                                       2006     12.56        13.97      72,983.39

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.24           0.00
                                                       2002      8.24         4.53       5,929.63
                                                       2003      4.53         6.10      42,207.20
                                                       2004      6.10         7.09      80,945.59
                                                       2005      7.09         8.00      90,556.35
                                                       2006      8.00         8.37     100,788.98

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.16        11.96           0.00
                                                       2002     11.96         8.62       1,569.75
                                                       2003      8.62        11.93      25,339.99
                                                       2004     11.93        13.03      43,390.83
                                                       2005     13.03        14.22      29,163.60
                                                       2006     14.22        14.51      30,804.38

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.37        15.66           0.00
                                                       2002     15.66        16.85      38,992.83
                                                       2003     16.85        18.66      63,281.83
                                                       2004     18.66        19.55     137,096.33
                                                       2005     19.55        19.75     145,499.72
                                                       2006     19.75        20.38     102,957.82

Western Asset Management U.S. Government Division/(c)/ 2001     14.29        14.56           0.00
                                                       2002     14.56        15.42      40,568.39
                                                       2003     15.42        15.41      47,499.44
                                                       2004     15.41        15.59      58,788.42
                                                       2005     15.59        15.59      63,276.92
                                                       2006     15.59        15.95      50,359.82

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.70 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.23      $ 14.89     110,668.18

American Funds Global Small Capitalization Division/(c)/ 2001     13.66        13.32           0.00
                                                         2002     13.32        10.59      32,229.47
                                                         2003     10.59        15.96     171,695.10
                                                         2004     15.96        18.93     369,097.08
                                                         2005     18.93        23.30     429,939.53
                                                         2006     23.30        28.38     467,603.88

American Funds Growth Division/(c)/..................... 2001    117.06       105.89           0.00
                                                         2002    105.89        78.52      21,502.34
                                                         2003     78.52       105.46     124,946.44
                                                         2004    105.46       116.46     226,287.64
                                                         2005    116.46       132.85     227,880.56
                                                         2006    132.85       143.74     219,738.44

American Funds Growth-Income Division/(c)/.............. 2001     82.13        78.76           0.00
                                                         2002     78.76        63.13      26,184.96
                                                         2003     63.13        82.07     152,150.41
                                                         2004     82.07        88.92     272,765.78
                                                         2005     88.92        92.39     271,138.47
                                                         2006     92.39       104.49     255,679.74

BlackRock Aggressive Growth Division/(c)/............... 2001     35.71        33.64           0.00
                                                         2002     33.64        23.55       6,355.49
                                                         2003     23.55        32.55      49,584.72
                                                         2004     32.55        36.09      85,446.03
                                                         2005     36.09        39.23      75,755.67
                                                         2006     39.23        41.09           0.00

BlackRock Bond Income Division/(a)/..................... 2002     40.28        42.41      32,642.61
                                                         2003     42.41        44.07      95,087.79
                                                         2004     44.07        45.18     159,875.35
                                                         2005     45.18        45.42     156,764.32
                                                         2006     45.42        46.56           0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     38.87        39.89           0.00
                                                         2002     39.89        40.32           0.00

BlackRock Diversified Division/(c)/..................... 2001     35.50        34.56           0.00
                                                         2002     34.56        29.25      33,839.50
                                                         2003     29.25        34.62     182,456.49
                                                         2004     34.62        36.86     328,679.57
                                                         2005     36.86        37.31     301,648.08
                                                         2006     37.31        40.47           0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $66.81       $62.28           0.00
                                             2002     62.28        45.18      17,311.12
                                             2003     45.18        57.77      78,563.82
                                             2004     57.77        62.87     113,317.00
                                             2005     62.87        63.95      96,220.84
                                             2006     63.95        71.62           0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.90      10,104.90
                                             2003      7.90        10.52     105,281.63
                                             2004     10.52        11.72     205,632.61
                                             2005     11.72        12.18     193,829.73
                                             2006     12.18        14.28           0.00

BlackRock Money Market Division/(f)/........ 2003     21.31        21.15      23,796.96
                                             2004     21.15        20.97      77,164.49
                                             2005     20.97        21.18      64,536.89
                                             2006     21.18        21.80           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.17        13.91           0.00
                                             2002     13.91        10.74     169,031.00
                                             2003     10.74        15.83     605,282.33
                                             2004     15.83        17.92     990,589.26
                                             2005     17.92        18.32     884,650.92
                                             2006     18.32        21.01           0.00

Davis Venture Value Division/(c)/........... 2001     26.63        25.88           0.00
                                             2002     25.88        21.23      11,981.23
                                             2003     21.23        27.29      83,657.59
                                             2004     27.29        30.09     213,727.47
                                             2005     30.09        32.58     241,918.06
                                             2006     32.58        36.65           0.00

FI International Stock Division/(c)/........ 2001     11.89        11.10           0.00
                                             2002     11.10         8.99      22,563.72
                                             2003      8.99        11.30      98,396.94
                                             2004     11.30        13.11     168,957.84
                                             2005     13.11        15.19     185,306.41
                                             2006     15.19        17.36           0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     17.96        15.44           0.00
                                             2002     15.44        10.76      39,250.82
                                             2003     10.76        14.23      95,625.78
                                             2004     14.23        16.37     351,650.03
                                             2005     16.37        17.18     315,807.06
                                             2006     17.18        18.86           0.00

FI Value Leaders Division/(d)/.............. 2002     22.13        18.18       1,615.62
                                             2003     18.18        22.65      41,670.14
                                             2004     22.65        25.29      58,891.73
                                             2005     25.29        27.48      74,892.27
                                             2006     27.48        30.20           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77           0.00
                                                  2002      8.77         6.23      36,153.26
                                                  2003      6.23         8.85     152,007.81
                                                  2004      8.85         9.68     245,041.76
                                                  2005      9.68         9.94     227,942.71
                                                  2006      9.94        10.74           0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     24.78        25.60           0.00
                                                  2002     25.60        22.91      65,291.73
                                                  2003     22.91        29.83     224,402.29
                                                  2004     29.83        32.19     350,585.58
                                                  2005     32.19        34.76     353,511.57
                                                  2006     34.76        38.37           0.00

Harris Oakmark International Division/(d)/....... 2002     10.57         8.80       4,400.67
                                                  2003      8.80        11.69      67,210.38
                                                  2004     11.69        13.88     205,407.95
                                                  2005     13.88        15.59     274,721.74
                                                  2006     15.59        19.77           0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.56        11.38           0.00
                                                  2002     11.38         9.59     172,192.29
                                                  2003      9.59        11.81     616,141.67
                                                  2004     11.81        12.93     941,616.59
                                                  2005     12.93        12.51     875,618.84
                                                  2006     12.51        14.51           0.00

Jennison Growth Division/(c) (g)/................ 2005      4.01         4.81     171,031.23
                                                  2006      4.81         4.85           0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.37         4.89           0.00
                                                  2002      4.89         3.42      29,993.32
                                                  2003      3.42         4.22      99,124.54
                                                  2004      4.22         4.34     112,709.98
                                                  2005      4.34         3.97     114,317.78

Lazard Mid-Cap Division/(d)/..................... 2002     11.37         9.64       6,385.26
                                                  2003      9.64        11.97      96,476.49
                                                  2004     11.97        13.47     170,397.38
                                                  2005     13.47        14.34     159,693.72
                                                  2006     14.34        16.17           0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.52         6.72     107,992.73
                                                  2004      6.72         7.18     128,012.69
                                                  2005      7.18         8.02     125,711.91
                                                  2006      8.02         7.76           0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.86         7.73           0.00
                                                  2002      7.73         5.26      36,517.20
                                                  2003      5.26         5.52           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.23         9.88           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.66       $ 8.22            0.00
                                                         2002      8.22         6.45       45,099.73
                                                         2003      6.45         7.70       92,835.82
                                                         2004      7.70         8.43      131,592.98
                                                         2005      8.43         8.88      144,007.46
                                                         2006      8.88         9.27      142,418.79

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.09        11.29            0.00
                                                         2002     11.29        12.22      329,425.76
                                                         2003     12.22        12.43    1,133,217.06
                                                         2004     12.43        12.70    1,702,061.46
                                                         2005     12.70        12.74    1,629,973.65
                                                         2006     12.74        13.01            0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.45        21.95            0.00
                                                         2002     21.95        16.91        6,102.15
                                                         2003     16.91        22.66       27,978.35
                                                         2004     22.66        25.89       45,909.28
                                                         2005     25.89        27.18       44,148.06
                                                         2006     27.18        31.13            0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.63        10.29       28,941.20
                                                         2003     10.29        12.08      226,434.99
                                                         2004     12.08        12.85      387,105.11
                                                         2005     12.85        12.84      421,415.83
                                                         2006     12.84        13.78            0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.62        10.35            0.00
                                                         2002     10.35        10.63            0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.21         8.46        8,483.00
                                                         2003      8.46        11.56       27,537.97
                                                         2004     11.56        12.11       45,662.56
                                                         2005     12.11        12.92       44,682.75
                                                         2006     12.92        14.51            0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.39        10.27            0.00
                                                         2002     10.27         8.58      103,252.38
                                                         2003      8.58        11.37      469,867.64
                                                         2004     11.37        12.95      557,458.64
                                                         2005     12.95        14.29      572,483.55
                                                         2006     14.29        15.43            0.00

MetLife Stock Index Division/(c)/....................... 2001     36.84        34.74            0.00
                                                         2002     34.74        26.50      111,594.95
                                                         2003     26.50        33.35      559,552.89
                                                         2004     33.35        36.19    1,016,927.27
                                                         2005     36.19        37.18    1,018,080.88
                                                         2006     37.18        42.14            0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.35            0.00
                                                 2002      8.35         7.25       13,552.24
                                                 2003      7.25         9.42       71,751.51
                                                 2004      9.42        11.08      130,885.31
                                                 2005     11.08        12.69      156,924.95
                                                 2006     12.69        15.83            0.00

MFS Total Return Division/(i)/.................. 2004     34.93        37.91       57,702.72
                                                 2005     37.91        38.33      124,020.75
                                                 2006     38.33        42.19      132,486.50

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.30         8.53            0.00
                                                 2002      8.53         6.99      165,362.08
                                                 2003      6.99         9.43      650,933.67
                                                 2004      9.43        11.08      720,329.01
                                                 2005     11.08        12.31      704,046.82
                                                 2006     12.31        15.20            0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.25        14.92            0.00
                                                 2002     14.92        13.24       45,135.94
                                                 2003     13.24        17.76      191,491.56
                                                 2004     17.76        21.44      453,847.33
                                                 2005     21.44        23.62      530,789.61
                                                 2006     23.62        25.85            0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.76        12.02            0.00
                                                 2002     12.02         9.91       35,660.29
                                                 2003      9.91        12.70       89,765.33
                                                 2004     12.70        14.50      141,395.54
                                                 2005     14.50        16.56      165,101.70
                                                 2006     16.56        18.97            0.00

PIMCO Total Return Division/(c)/................ 2001     10.23        10.41            0.00
                                                 2002     10.41        11.20      160,869.03
                                                 2003     11.20        11.50      862,426.47
                                                 2004     11.50        11.87    1,312,202.22
                                                 2005     11.87        11.95    1,222,076.13
                                                 2006     11.95        12.30            0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.07            0.00
                                                 2002      6.07         2.95       65,642.36
                                                 2003      2.95         4.57      418,424.55
                                                 2004      4.57         4.29      598,729.31
                                                 2005      4.29         4.70      492,117.51
                                                 2006      4.70         4.86            0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.93        11.85            0.00
                                                 2002     11.85         9.25       74,852.73
                                                 2003      9.25        13.29      368,425.02
                                                 2004     13.29        15.35      465,748.17
                                                 2005     15.35        15.76      482,698.26
                                                 2006     15.76        18.24            0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.56       $11.41           0.00
                                                       2002     11.41         8.60      30,641.29
                                                       2003      8.60        11.04     175,711.09
                                                       2004     11.04        11.92     293,450.40
                                                       2005     11.92        12.47     276,995.23
                                                       2006     12.47        13.86           0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.23           0.00
                                                       2002      8.23         4.53      46,325.36
                                                       2003      4.53         6.09     236,930.75
                                                       2004      6.09         7.07     425,938.60
                                                       2005      7.07         7.96     407,430.08
                                                       2006      7.96         8.32           0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.11        11.90           0.00
                                                       2002     11.90         8.57      12,440.89
                                                       2003      8.57        11.85     100,236.57
                                                       2004     11.85        12.93     166,959.06
                                                       2005     12.93        14.09     160,464.49
                                                       2006     14.09        14.36           0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.26        15.54           0.00
                                                       2002     15.54        16.71      32,880.60
                                                       2003     16.71        18.49     239,187.67
                                                       2004     18.49        19.35     527,932.02
                                                       2005     19.35        19.53     527,773.65
                                                       2006     19.53        20.14           0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.19        14.46           0.00
                                                       2002     14.46        15.30     108,090.83
                                                       2003     15.30        15.27     285,566.06
                                                       2004     15.27        15.43     350,140.83
                                                       2005     15.43        15.41     323,413.19
                                                       2006     15.41        15.76           0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.75 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03

BlackRock Aggressive Growth Division/(c)/............... 2001     35.48        33.41          0.00
                                                         2002     33.41        23.38        795.23
                                                         2003     23.38        32.30      8,668.62
                                                         2004     32.30        35.79      6,348.02
                                                         2005     35.79        38.88      4,678.86
                                                         2006     38.88        40.71      3,527.37

BlackRock Bond Income Division/(a)/..................... 2002     39.90        42.00      6,322.07
                                                         2003     42.00        43.62     14,570.11
                                                         2004     43.62        44.69     15,440.31
                                                         2005     44.69        44.91     15,345.62
                                                         2006     44.91        46.01     10,273.58

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     38.52        39.52          0.00
                                                         2002     39.52        39.94          0.00

BlackRock Diversified Division/(c)/..................... 2001     35.23        34.30          0.00
                                                         2002     34.30        29.01     14,236.48
                                                         2003     29.01        34.32     23,378.07
                                                         2004     34.32        36.52     17,533.44
                                                         2005     36.52        36.94     16,135.32
                                                         2006     36.94        40.06     15,760.25

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $66.21       $61.71           0.00
                                             2002     61.71        44.74       2,941.32
                                             2003     44.74        57.18      14,091.56
                                             2004     57.18        62.20      12,268.95
                                             2005     62.20        63.23       8,568.10
                                             2006     63.23        70.78       7,083.31

BlackRock Large Cap Value Division.......... 2002     10.00         7.90       1,045.39
                                             2003      7.90        10.51      48,663.04
                                             2004     10.51        11.71      55,203.09
                                             2005     11.71        12.16      45,218.23
                                             2006     12.16        14.25      56,598.05

BlackRock Money Market Division/(f)/........ 2003     21.10        20.94           0.00
                                             2004     20.94        20.75      14,397.06
                                             2005     20.75        20.95       6,726.55
                                             2006     20.95        21.54       6,598.21

BlackRock Strategic Value Division/(c)/..... 2001     14.16        13.90           0.00
                                             2002     13.90        10.72      36,657.40
                                             2003     10.72        15.80     133,125.92
                                             2004     15.80        17.88     125,137.37
                                             2005     17.88        18.27      82,075.51
                                             2006     18.27        20.94      78,157.11

Davis Venture Value Division/(c)/........... 2001     26.54        25.79           0.00
                                             2002     25.79        21.15      14,097.12
                                             2003     21.15        27.17      26,493.94
                                             2004     27.17        29.94      32,146.17
                                             2005     29.94        32.40      28,348.25
                                             2006     32.40        36.43      26,891.98

FI International Stock Division/(c)/........ 2001     11.82        11.04           0.00
                                             2002     11.04         8.93      16,594.78
                                             2003      8.93        11.23      26,664.14
                                             2004     11.23        13.02      32,657.37
                                             2005     13.02        15.07      37,830.08
                                             2006     15.07        17.22      29,461.14

FI Mid Cap Opportunities Division/(h)/...... 2001     17.93        15.41           0.00
                                             2002     15.41        10.72      13,186.17
                                             2003     10.72        14.18      18,417.63
                                             2004     14.18        16.30      30,255.26
                                             2005     16.30        17.10      29,161.06
                                             2006     17.10        18.77      22,578.45

FI Value Leaders Division/(d)/.............. 2002     22.03        18.09          19.39
                                             2003     18.09        22.53       1,116.03
                                             2004     22.53        25.14       1,587.42
                                             2005     25.14        27.31       6,548.25
                                             2006     27.31        29.99       7,095.20

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77           0.00
                                                  2002      8.77         6.22       6,357.84
                                                  2003      6.22         8.84      23,716.37
                                                  2004      8.84         9.66      31,466.07
                                                  2005      9.66         9.92      82,657.70
                                                  2006      9.92        10.71      52,493.05

Harris Oakmark Focused Value Division/(c)/....... 2001     24.68        25.49           0.00
                                                  2002     25.49        22.80      17,099.53
                                                  2003     22.80        29.67      36,613.61
                                                  2004     29.67        32.00      51,842.70
                                                  2005     32.00        34.54      49,013.95
                                                  2006     34.54        38.11      36,024.63

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79         150.24
                                                  2003      8.79        11.68       5,756.99
                                                  2004     11.68        13.85      34,650.85
                                                  2005     13.85        15.56      41,855.73
                                                  2006     15.56        19.72      39,538.95

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.54        11.36           0.00
                                                  2002     11.36         9.57      37,049.39
                                                  2003      9.57        11.78      83,937.88
                                                  2004     11.78        12.89      83,672.91
                                                  2005     12.89        12.47      77,760.42
                                                  2006     12.47        14.45      64,598.15

Jennison Growth Division/(c) (g)/................ 2005      4.00         4.80      52,607.91
                                                  2006      4.80         4.84     101,828.21

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.37         4.89           0.00
                                                  2002      4.89         3.41      24,704.65
                                                  2003      3.41         4.21      37,202.23
                                                  2004      4.21         4.33      52,744.65
                                                  2005      4.33         3.96      52,278.68

Lazard Mid-Cap Division/(d)/..................... 2002     11.37         9.63       2,470.81
                                                  2003      9.63        11.96      30,292.08
                                                  2004     11.96        13.45       9,434.25
                                                  2005     13.45        14.31       6,722.56
                                                  2006     14.31        16.13       3,655.38

Legg Mason Aggressive Growth/(e)/................ 2003      5.52         6.71       3,673.77
                                                  2004      6.71         7.16      37,982.89
                                                  2005      7.16         8.00      37,355.96
                                                  2006      8.00         7.74      25,963.33

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.72           0.00
                                                  2002      7.72         5.26       2,432.85
                                                  2003      5.26         5.52           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.20         9.84       9,707.66

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.65       $ 8.21           0.00
                                                         2002      8.21         6.44       5,638.13
                                                         2003      6.44         7.68      12,776.81
                                                         2004      7.68         8.40      13,415.67
                                                         2005      8.40         8.85      12,773.23
                                                         2006      8.85         9.24       9,870.97

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.08        11.28           0.00
                                                         2002     11.28        12.20     128,740.60
                                                         2003     12.20        12.40     198,429.22
                                                         2004     12.40        12.67     214,084.86
                                                         2005     12.67        12.70     214,835.07
                                                         2006     12.70        12.96     189,479.52

Loomis Sayles Small Cap Division/(c)/................... 2001     22.37        21.87           0.00
                                                         2002     21.87        16.84       3,284.79
                                                         2003     16.84        22.55       7,404.12
                                                         2004     22.55        25.75       7,869.50
                                                         2005     25.75        27.02       5,428.42
                                                         2006     27.02        30.93       7,759.46

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.61        10.26      13,361.69
                                                         2003     10.26        12.04      28,790.84
                                                         2004     12.04        12.80      26,022.93
                                                         2005     12.80        12.78      25,118.04
                                                         2006     12.78        13.72      27,719.53

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.60        10.32           0.00
                                                         2002     10.32        10.61           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.20         8.45          46.45
                                                         2003      8.45        11.55       1,303.68
                                                         2004     11.55        12.09       3,924.92
                                                         2005     12.09        12.89       3,898.14
                                                         2006     12.89        14.47       5,365.87

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.39        10.26           0.00
                                                         2002     10.26         8.57      69,423.06
                                                         2003      8.57        11.35     110,971.65
                                                         2004     11.35        12.93      67,646.38
                                                         2005     12.93        14.25      58,434.72
                                                         2006     14.25        15.38      58,809.73

MetLife Stock Index Division/(c)/....................... 2001     36.64        34.54           0.00
                                                         2002     34.54        26.33      55,462.75
                                                         2003     26.33        33.12     109,787.51
                                                         2004     33.12        35.92     103,328.81
                                                         2005     35.92        36.89     101,768.38
                                                         2006     36.89        41.79      94,586.71

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.35           0.00
                                                 2002      8.35         7.24       6,182.46
                                                 2003      7.24         9.41      11,285.02
                                                 2004      9.41        11.06       9,595.61
                                                 2005     11.06        12.66      10,216.81
                                                 2006     12.66        15.78      36,388.15

MFS Total Return Division/(i)/.................. 2004     34.63        37.57         720.93
                                                 2005     37.57        37.98       2,111.55
                                                 2006     37.98        41.77       3,022.66

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.29         8.51           0.00
                                                 2002      8.51         6.97     107,905.08
                                                 2003      6.97         9.41     171,239.43
                                                 2004      9.41        11.04      89,102.11
                                                 2005     11.04        12.27      74,504.10
                                                 2006     12.27        15.14      77,545.05

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.23        14.90           0.00
                                                 2002     14.90        13.22       6,018.15
                                                 2003     13.22        17.71      22,239.61
                                                 2004     17.71        21.37      29,408.03
                                                 2005     21.37        23.54      34,357.82
                                                 2006     23.54        25.74      34,738.67

Oppenheimer Global Equity Division/(c)/......... 2001     12.73        11.99           0.00
                                                 2002     11.99         9.88       7,044.98
                                                 2003      9.88        12.66      15,909.39
                                                 2004     12.66        14.45      14,135.84
                                                 2005     14.45        16.49      13,459.92
                                                 2006     16.49        18.88      14,078.39

PIMCO Total Return Division/(c)/................ 2001     10.23        10.41           0.00
                                                 2002     10.41        11.19      57,074.25
                                                 2003     11.19        11.48     120,232.46
                                                 2004     11.48        11.85     101,401.69
                                                 2005     11.85        11.92      95,789.48
                                                 2006     11.92        12.26      69,778.52

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.07           0.00
                                                 2002      6.07         2.95      18,208.18
                                                 2003      2.95         4.56     110,059.90
                                                 2004      4.56         4.29     126,854.19
                                                 2005      4.29         4.68     108,475.16
                                                 2006      4.68         4.85      65,208.91

Russell 2000(R) Index Division/(c)/............. 2001     11.91        11.84           0.00
                                                 2002     11.84         9.24      41,245.18
                                                 2003      9.24        13.25      71,358.34
                                                 2004     13.25        15.30      41,010.44
                                                 2005     15.30        15.70      35,330.02
                                                 2006     15.70        18.17      30,610.87

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.54       $11.39          0.00
                                                       2002     11.39         8.58      6,864.43
                                                       2003      8.58        11.01     22,250.70
                                                       2004     11.01        11.88     46,365.22
                                                       2005     11.88        12.43     45,104.21
                                                       2006     12.43        13.80     46,801.80

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.23          0.00
                                                       2002      8.23         4.52     11,666.87
                                                       2003      4.52         6.08     36,089.22
                                                       2004      6.08         7.05     35,783.95
                                                       2005      7.05         7.94     35,319.40
                                                       2006      7.94         8.30     44,402.06

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.08        11.87          0.00
                                                       2002     11.87         8.54     12,713.95
                                                       2003      8.54        11.81     26,106.42
                                                       2004     11.81        12.88     28,700.52
                                                       2005     12.88        14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.21        15.49          0.00
                                                       2002     15.49        16.65      6,548.67
                                                       2003     16.65        18.40     31,477.12
                                                       2004     18.40        19.25     34,624.63
                                                       2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48

Western Asset Management U.S. Government Division/(c)/ 2001     14.14        14.40          0.00
                                                       2002     14.40        15.23     46,463.29
                                                       2003     15.23        15.20     40,539.86
                                                       2004     15.20        15.36     41,984.65
                                                       2005     15.36        15.33     34,445.94
                                                       2006     15.33        15.66     23,937.23

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.85 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.04      $ 14.68        285.76

American Funds Global Small Capitalization Division/(c)/ 2001     13.59        13.25          0.00
                                                         2002     13.25        10.51          0.00
                                                         2003     10.51        15.82     16,276.78
                                                         2004     15.82        18.75     35,175.14
                                                         2005     18.75        23.04     41,539.10
                                                         2006     23.04        28.01     76,385.21

American Funds Growth Division/(c)/..................... 2001    114.03       103.08          0.00
                                                         2002    103.08        76.33          0.00
                                                         2003     76.33       102.36      9,687.49
                                                         2004    102.36       112.86     20,523.05
                                                         2005    112.86       128.55     19,557.50
                                                         2006    128.55       138.89     18,383.62

American Funds Growth-Income Division/(c)/.............. 2001     80.00        76.67          0.00
                                                         2002     76.67        61.37        595.67
                                                         2003     61.37        79.66     16,673.18
                                                         2004     79.66        86.18     28,078.77
                                                         2005     86.18        89.40     20,444.99
                                                         2006     89.40       100.96     18,095.73

BlackRock Aggressive Growth Division/(c)/............... 2001     35.01        32.96          0.00
                                                         2002     32.96        23.04          0.00
                                                         2003     23.04        31.79      5,474.13
                                                         2004     31.79        35.20      6,719.22
                                                         2005     35.20        38.20      4,043.86
                                                         2006     38.20        39.96          0.00

BlackRock Bond Income Division/(a)/..................... 2002     39.15        41.19          0.00
                                                         2003     41.19        42.73      8,766.14
                                                         2004     42.73        43.74     25,563.56
                                                         2005     43.74        43.91     14,215.57
                                                         2006     43.91        44.94          0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     37.83        38.80          0.00
                                                         2002     38.80        39.19          0.00

BlackRock Diversified Division/(c)/..................... 2001     34.71        33.77          0.00
                                                         2002     33.77        28.53      2,247.60
                                                         2003     28.53        33.73     12,352.98
                                                         2004     33.73        35.85     25,735.63
                                                         2005     35.85        36.23     28,451.08
                                                         2006     36.23        39.24          0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $65.02       $60.57          0.00
                                             2002     60.57        43.88         18.27
                                             2003     43.88        56.01      4,401.11
                                             2004     56.01        60.87     10,013.36
                                             2005     60.87        61.82      8,337.32
                                             2006     61.82        69.14          0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.90          0.00
                                             2003      7.90        10.50     19,011.38
                                             2004     10.50        11.68     32,971.81
                                             2005     11.68        12.12     32,531.60
                                             2006     12.12        14.18          0.00

BlackRock Money Market Division/(f)/........ 2003     20.69        20.52     21,858.50
                                             2004     20.52        20.31     17,399.33
                                             2005     20.31        20.48     15,285.58
                                             2006     20.48        21.04          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.15        13.88          0.00
                                             2002     13.88        10.70      2,688.19
                                             2003     10.70        15.75     51,317.85
                                             2004     15.75        17.80     93,511.01
                                             2005     17.80        18.17     86,008.74
                                             2006     18.17        20.80          0.00

Davis Venture Value Division/(c)/........... 2001     26.36        25.60          0.00
                                             2002     25.60        20.97          0.00
                                             2003     20.97        26.92      3,786.98
                                             2004     26.92        29.63     15,500.44
                                             2005     29.63        32.04     15,937.08
                                             2006     32.04        35.99          0.00

FI International Stock Division/(c)/........ 2001     11.70        10.92          0.00
                                             2002     10.92         8.83          0.00
                                             2003      8.83        11.09      2,710.93
                                             2004     11.09        12.84      6,372.07
                                             2005     12.84        14.85      9,346.37
                                             2006     14.85        16.96          0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     17.85        15.33          0.00
                                             2002     15.33        10.66          0.00
                                             2003     10.66        14.09      4,921.87
                                             2004     14.09        16.18     25,111.91
                                             2005     16.18        16.95     23,907.92
                                             2006     16.95        18.58          0.00

FI Value Leaders Division/(d)/.............. 2002     21.83        17.91          0.00
                                             2003     17.91        22.29      2,266.10
                                             2004     22.29        24.85      3,345.28
                                             2005     24.85        26.96     22,313.31
                                             2006     26.96        29.58          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77          0.00
                                                  2002      8.77         6.21          0.00
                                                  2003      6.21         8.82      3,269.14
                                                  2004      8.82         9.63     10,060.58
                                                  2005      9.63         9.87      9,320.83
                                                  2006      9.87        10.65          0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     24.48        25.27          0.00
                                                  2002     25.27        22.58      1,307.84
                                                  2003     22.58        29.36     34,839.96
                                                  2004     29.36        31.63     51,850.34
                                                  2005     31.63        34.10     54,715.60
                                                  2006     34.10        37.59          0.00

Harris Oakmark International Division/(d)/....... 2002     10.56         8.78          0.00
                                                  2003      8.78        11.66        858.80
                                                  2004     11.66        13.81     18,761.62
                                                  2005     13.81        15.49     21,405.85
                                                  2006     15.49        19.62          0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.51        11.32          0.00
                                                  2002     11.32         9.53         85.63
                                                  2003      9.53        11.72     47,626.01
                                                  2004     11.72        12.81     75,434.86
                                                  2005     12.81        12.38     67,934.93
                                                  2006     12.38        14.33          0.00

Jennison Growth Division/(c) (g)/................ 2005      3.98         4.77     16,188.24
                                                  2006      4.77         4.80          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.36         4.88          0.00
                                                  2002      4.88         3.40          0.00
                                                  2003      3.40         4.20      8,874.34
                                                  2004      4.20         4.31     17,382.06
                                                  2005      4.31         3.94     17,670.96

Lazard Mid-Cap Division/(d)/..................... 2002     11.36         9.62          0.00
                                                  2003      9.62        11.93     11,194.49
                                                  2004     11.93        13.41     12,591.01
                                                  2005     13.41        14.25     14,798.27
                                                  2006     14.25        16.05          0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.51         6.70      6,261.25
                                                  2004      6.70         7.14     10,008.87
                                                  2005      7.14         7.97     10,463.75
                                                  2006      7.97         7.69          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.72          0.00
                                                  2002      7.72         5.25          0.00
                                                  2003      5.25         5.51          0.00

Legg Mason Value Equity/(l)/..................... 2006      9.13         9.77          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.63       $ 8.19           0.00
                                                         2002      8.19         6.41           0.00
                                                         2003      6.41         7.65         194.76
                                                         2004      7.65         8.36       4,289.97
                                                         2005      8.36         8.79       3,574.99
                                                         2006      8.79         9.17       3,334.78

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.05        11.24           0.00
                                                         2002     11.24        12.14           0.00
                                                         2003     12.14        12.34      67,158.56
                                                         2004     12.34        12.59     171,181.28
                                                         2005     12.59        12.61     160,102.82
                                                         2006     12.61        12.86           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.21        21.70           0.00
                                                         2002     21.70        16.69           0.00
                                                         2003     16.69        22.33       1,110.52
                                                         2004     22.33        25.48       3,460.40
                                                         2005     25.48        26.70       3,613.34
                                                         2006     26.70        30.54           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.55        10.20       1,191.86
                                                         2003     10.20        11.95      33,108.92
                                                         2004     11.95        12.70      27,217.40
                                                         2005     12.70        12.67      21,479.48
                                                         2006     12.67        13.58           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.55        10.27           0.00
                                                         2002     10.27        10.55           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.20         8.44           0.00
                                                         2003      8.44        11.52       1,199.21
                                                         2004     11.52        12.05       5,484.99
                                                         2005     12.05        12.83       5,359.32
                                                         2006     12.83        14.39           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.38        10.25           0.00
                                                         2002     10.25         8.55          95.26
                                                         2003      8.55        11.31      64,927.67
                                                         2004     11.31        12.87      74,990.67
                                                         2005     12.87        14.17      80,435.88
                                                         2006     14.17        15.28           0.00

MetLife Stock Index Division/(c)/....................... 2001     36.22        34.14           0.00
                                                         2002     34.14        26.00          30.99
                                                         2003     26.00        32.67      78,326.89
                                                         2004     32.67        35.40     113,355.91
                                                         2005     35.40        36.31     114,020.79
                                                         2006     36.31        41.10           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.34           0.00
                                                 2002      8.34         7.23           0.00
                                                 2003      7.23         9.38       5,245.98
                                                 2004      9.38        11.02       9,084.93
                                                 2005     11.02        12.60      10,534.66
                                                 2006     12.60        15.69           0.00

MFS Total Return Division/(i)/.................. 2004     34.05        36.91       2,362.83
                                                 2005     36.91        37.27      21,930.33
                                                 2006     37.27        40.96      12,278.96

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.27         8.49           0.00
                                                 2002      8.49         6.94           0.00
                                                 2003      6.94         9.36      56,548.44
                                                 2004      9.36        10.97      78,514.09
                                                 2005     10.97        12.18      83,251.25
                                                 2006     12.18        15.02           0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.19        14.85           0.00
                                                 2002     14.85        13.16           0.00
                                                 2003     13.16        17.62      17,441.95
                                                 2004     17.62        21.24      59,079.76
                                                 2005     21.24        23.37      77,812.63
                                                 2006     23.37        25.53           0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.68        11.93           0.00
                                                 2002     11.93         9.82           0.00
                                                 2003      9.82        12.57       5,569.13
                                                 2004     12.57        14.33      11,169.65
                                                 2005     14.33        16.34      13,658.21
                                                 2006     16.34        18.69           0.00

PIMCO Total Return Division/(c)/................ 2001     10.23        10.40           0.00
                                                 2002     10.40        11.17       2,833.60
                                                 2003     11.17        11.45      56,801.90
                                                 2004     11.45        11.81     101,512.08
                                                 2005     11.81        11.86      57,082.34
                                                 2006     11.86        12.19           0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.06           0.00
                                                 2002      6.06         2.94         395.85
                                                 2003      2.94         4.55      47,359.68
                                                 2004      4.55         4.27      51,989.76
                                                 2005      4.27         4.66      51,768.53
                                                 2006      4.66         4.82           0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.88        11.80           0.00
                                                 2002     11.80         9.20          87.99
                                                 2003      9.20        13.18      24,197.78
                                                 2004     13.18        15.21      29,525.34
                                                 2005     15.21        15.59      27,898.11
                                                 2006     15.59        18.02           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.51       $11.35          0.00
                                                       2002     11.35         8.55         94.47
                                                       2003      8.55        10.96     12,347.63
                                                       2004     10.96        11.81     25,543.47
                                                       2005     11.81        12.34     28,663.46
                                                       2006     12.34        13.69          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.22          0.00
                                                       2002      8.22         4.51          0.00
                                                       2003      4.51         6.06     12,580.19
                                                       2004      6.06         7.03     15,833.09
                                                       2005      7.03         7.90     22,194.00
                                                       2006      7.90         8.25          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.03        11.82          0.00
                                                       2002     11.82         8.49          0.00
                                                       2003      8.49        11.73     11,939.27
                                                       2004     11.73        12.78     21,342.59
                                                       2005     12.78        13.90     20,272.55
                                                       2006     13.90        14.15          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.11        15.38          0.00
                                                       2002     15.38        16.51        246.17
                                                       2003     16.51        18.23     17,349.99
                                                       2004     18.23        19.06     52,882.29
                                                       2005     19.06        19.21     52,995.05
                                                       2006     19.21        19.77          0.00

Western Asset Management U.S. Government Division/(c)/ 2001     14.05        14.30          0.00
                                                       2002     14.30        15.11        516.28
                                                       2003     15.11        15.06     10,000.40
                                                       2004     15.06        15.20     19,636.40
                                                       2005     15.20        15.16     15,547.01
                                                       2006     15.16        15.47          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                  CONTRACTS PURCHASED ON OR AFTER MAY 1, 2003
                            THROUGH APRIL 30, 2004
                         1.95 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54        609.09

American Funds Global Small Capitalization Division/(c)/ 2001     13.55        13.20          0.00
                                                         2002     13.20        10.46      6,770.73
                                                         2003     10.46        15.73     19,818.67
                                                         2004     15.73        18.62     27,055.05
                                                         2005     18.62        22.86     27,764.62
                                                         2006     22.86        27.77     33,806.46

American Funds Growth Division/(c)/..................... 2001    112.05       101.25          0.00
                                                         2002    101.25        74.90      2,729.99
                                                         2003     74.90       100.34      9,349.78
                                                         2004    100.34       110.53     14,562.37
                                                         2005    110.53       125.77     15,316.45
                                                         2006    125.77       135.74     16,484.29

American Funds Growth-Income Division/(c)/.............. 2001     78.61        75.31          0.00
                                                         2002     75.31        60.22      3,960.17
                                                         2003     60.22        78.09     20,009.43
                                                         2004     78.09        84.39     24,296.87
                                                         2005     84.39        87.47     24,577.59
                                                         2006     87.47        98.68     23,058.63

BlackRock Aggressive Growth Division/(c)/............... 2001     34.55        32.51          0.00
                                                         2002     32.51        22.70        594.07
                                                         2003     22.70        31.30      1,824.32
                                                         2004     31.30        34.62      3,245.89
                                                         2005     34.62        37.53      3,140.57
                                                         2006     37.53        39.22          0.00

BlackRock Bond Income Division/(a)/..................... 2002     38.42        40.39      8,226.83
                                                         2003     40.39        41.86      8,479.83
                                                         2004     41.86        42.81      8,223.39
                                                         2005     42.81        42.93      9,694.81
                                                         2006     42.93        43.90          0.00

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     37.15        38.08          0.00
                                                         2002     38.08        38.46          0.00

BlackRock Diversified Division/(c)/..................... 2001     34.19        33.25          0.00
                                                         2002     33.25        28.07      4,057.91
                                                         2003     28.07        33.14     14,130.18
                                                         2004     33.14        35.19     11,645.66
                                                         2005     35.19        35.53     11,758.61
                                                         2006     35.53        38.45          0.00

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $63.85       $59.46          0.00
                                             2002     59.46        43.03      3,682.98
                                             2003     43.03        54.88      6,585.98
                                             2004     54.88        59.58      7,034.37
                                             2005     59.58        60.44      7,261.42
                                             2006     60.44        67.53          0.00

BlackRock Large Cap Value Division.......... 2002     10.00         7.89        477.34
                                             2003      7.89        10.48      9,377.85
                                             2004     10.48        11.65      9,436.09
                                             2005     11.65        12.07      9,210.78
                                             2006     12.07        14.11          0.00

BlackRock Money Market Division/(f)/........ 2003     20.29        20.10          0.00
                                             2004     20.10        19.88          0.00
                                             2005     19.88        20.03          0.00
                                             2006     20.03        20.56          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.13        13.86          0.00
                                             2002     13.86        10.67     45,836.72
                                             2003     10.67        15.69     55,838.46
                                             2004     15.69        17.72     77,153.87
                                             2005     17.72        18.07     70,668.67
                                             2006     18.07        20.67          0.00

Davis Venture Value Division/(c)/........... 2001     26.19        25.42          0.00
                                             2002     25.42        20.80      4,173.04
                                             2003     20.80        26.67     12,986.92
                                             2004     26.67        29.33     16,350.50
                                             2005     29.33        31.69     14,462.41
                                             2006     31.69        35.55          0.00

FI International Stock Division/(c)/........ 2001     11.58        10.80          0.00
                                             2002     10.80         8.73      4,289.94
                                             2003      8.73        10.95     10,133.66
                                             2004     10.95        12.67      8,229.47
                                             2005     12.67        14.64      5,687.67
                                             2006     14.64        16.69          0.00

FI Mid Cap Opportunities Division/(h)/...... 2001     17.77        15.26          0.00
                                             2002     15.26        10.60      3,885.54
                                             2003     10.60        13.99      7,446.88
                                             2004     13.99        16.05     19,045.42
                                             2005     16.05        16.80     17,985.10
                                             2006     16.80        18.40          0.00

FI Value Leaders Division/(d)/.............. 2002     21.63        17.74          0.00
                                             2003     17.74        22.05      1,166.59
                                             2004     22.05        24.56      5,242.21
                                             2005     24.56        26.62      7,862.59
                                             2006     26.62        29.18          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.76          0.00
                                                  2002      8.76         6.20     13,248.07
                                                  2003      6.20         8.79     15,372.27
                                                  2004      8.79         9.59     15,871.81
                                                  2005      9.59         9.83     15,368.28
                                                  2006      9.83        10.59          0.00

Harris Oakmark Focused Value Division/(c)/....... 2001     24.27        25.05          0.00
                                                  2002     25.05        22.36     17,966.44
                                                  2003     22.36        29.04     24,903.78
                                                  2004     29.04        31.26     32,921.43
                                                  2005     31.26        33.67     33,023.25
                                                  2006     33.67        37.08          0.00

Harris Oakmark International Division/(d)/....... 2002     10.56         8.77        249.64
                                                  2003      8.77        11.63     16,902.37
                                                  2004     11.63        13.76     35,058.24
                                                  2005     13.76        15.43     38,676.82
                                                  2006     15.43        19.52          0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.48        11.29          0.00
                                                  2002     11.29         9.49     52,800.59
                                                  2003      9.49        11.66     68,038.59
                                                  2004     11.66        12.73     67,289.86
                                                  2005     12.73        12.29     62,456.59
                                                  2006     12.29        14.22          0.00

Jennison Growth Division/(c) (g)/................ 2005      3.96         4.74     16,008.68
                                                  2006      4.74         4.77          0.00

Jennison Growth Division/(c) (g)/
  (formerly Met/Putnam Voyager Division)......... 2001      5.35         4.87          0.00
                                                  2002      4.87         3.39     12,319.02
                                                  2003      3.39         4.18     18,669.32
                                                  2004      4.18         4.29     17,612.61
                                                  2005      4.29         3.92     17,352.62

Lazard Mid-Cap Division/(d)/..................... 2002     11.36         9.61         69.89
                                                  2003      9.61        11.91     12,770.05
                                                  2004     11.91        13.36      9,935.82
                                                  2005     13.36        14.19      8,696.22
                                                  2006     14.19        15.96          0.00

Legg Mason Aggressive Growth/(e)/................ 2003      5.50         6.68      6,879.18
                                                  2004      6.68         7.11      6,273.61
                                                  2005      7.11         7.93      5,488.26
                                                  2006      7.93         7.65          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.71          0.00
                                                  2002      7.71         5.24      7,458.10
                                                  2003      5.24         5.50          0.00

Legg Mason Value Equity/(l)/..................... 2006      9.07         9.69          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.61       $ 8.17           0.00
                                                         2002      8.17         6.39       4,389.51
                                                         2003      6.39         7.61       3,579.58
                                                         2004      7.61         8.31      15,052.67
                                                         2005      8.31         8.73      15,629.23
                                                         2006      8.73         9.11      15,493.81

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.02        11.21           0.00
                                                         2002     11.21        12.09      58,400.34
                                                         2003     12.09        12.27      79,022.18
                                                         2004     12.27        12.51     121,799.63
                                                         2005     12.51        12.52     112,600.60
                                                         2006     12.52        12.75           0.00

Loomis Sayles Small Cap Division/(c)/................... 2001     22.05        21.54           0.00
                                                         2002     21.54        16.55       1,676.09
                                                         2003     16.55        22.12       4,146.38
                                                         2004     22.12        25.21       5,628.28
                                                         2005     25.21        26.39       4,754.63
                                                         2006     26.39        30.16           0.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.50        10.14       4,888.16
                                                         2003     10.14        11.87      26,926.45
                                                         2004     11.87        12.60      38,285.38
                                                         2005     12.60        12.56      31,566.35
                                                         2006     12.56        13.45           0.00

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.50        10.22           0.00
                                                         2002     10.22        10.50           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.19         8.43         323.39
                                                         2003      8.43        11.49       1,226.43
                                                         2004     11.49        12.01       1,678.49
                                                         2005     12.01        12.78       1,742.83
                                                         2006     12.78        14.32           0.00

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.37        10.23           0.00
                                                         2002     10.23         8.53      15,540.54
                                                         2003      8.53        11.27      25,373.69
                                                         2004     11.27        12.81      22,986.81
                                                         2005     12.81        14.09      18,766.32
                                                         2006     14.09        15.18           0.00

MetLife Stock Index Division/(c)/....................... 2001     35.82        33.74           0.00
                                                         2002     33.74        25.67      17,492.15
                                                         2003     25.67        32.23      31,968.99
                                                         2004     32.23        34.88      58,929.48
                                                         2005     34.88        35.75      53,478.98
                                                         2006     35.75        40.42           0.00

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.99       $ 8.33          0.00
                                                 2002      8.33         7.22      1,282.29
                                                 2003      7.22         9.35      3,561.59
                                                 2004      9.35        10.97      5,435.30
                                                 2005     10.97        12.54      4,840.19
                                                 2006     12.54        15.59          0.00

MFS Total Return Division/(i)/.................. 2004     33.48        36.27        646.66
                                                 2005     36.27        36.58      1,203.01
                                                 2006     36.58        40.16      1,029.13

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.24         8.46          0.00
                                                 2002      8.46         6.91     19,127.95
                                                 2003      6.91         9.31     43,523.07
                                                 2004      9.31        10.91     46,098.93
                                                 2005     10.91        12.09     36,008.12
                                                 2006     12.09        14.90          0.00

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.14        14.80          0.00
                                                 2002     14.80        13.11      8,500.57
                                                 2003     13.11        17.53     21,064.27
                                                 2004     17.53        21.11     28,083.59
                                                 2005     21.11        23.21     30,508.33
                                                 2006     23.21        25.33          0.00

Oppenheimer Global Equity Division/(c)/......... 2001     12.62        11.87          0.00
                                                 2002     11.87         9.77     11,930.27
                                                 2003      9.77        12.49     14,622.39
                                                 2004     12.49        14.22     21,811.17
                                                 2005     14.22        16.20     16,832.32
                                                 2006     16.20        18.51          0.00

PIMCO Total Return Division/(c)/................ 2001     10.22        10.39          0.00
                                                 2002     10.39        11.15     33,719.11
                                                 2003     11.15        11.41     82,993.61
                                                 2004     11.41        11.76     93,168.41
                                                 2005     11.76        11.80     76,792.21
                                                 2006     11.80        12.12          0.00

RCM Tecnology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.06          0.00
                                                 2002      6.06         2.93     17,669.78
                                                 2003      2.93         4.53     58,809.62
                                                 2004      4.53         4.25     67,918.14
                                                 2005      4.25         4.64     57,877.70
                                                 2006      4.64         4.79          0.00

Russell 2000(R) Index Division/(c)/............. 2001     11.84        11.76          0.00
                                                 2002     11.76         9.16      8,241.82
                                                 2003      9.16        13.12     15,600.66
                                                 2004     13.12        15.11     22,910.79
                                                 2005     15.11        15.48     21,394.44
                                                 2006     15.48        17.87          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.48       $11.32          0.00
                                                       2002     11.32         8.51        661.16
                                                       2003      8.51        10.90      9,314.88
                                                       2004     10.90        11.74     13,503.43
                                                       2005     11.74        12.25     12,718.47
                                                       2006     12.25        13.58          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.21          0.00
                                                       2002      8.21         4.50     23,974.10
                                                       2003      4.50         6.04     28,660.07
                                                       2004      6.04         7.00     48,665.58
                                                       2005      7.00         7.86     47,518.75
                                                       2006      7.86         8.20          0.00

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     11.98        11.76          0.00
                                                       2002     11.76         8.44      3,071.10
                                                       2003      8.44        11.65      7,849.46
                                                       2004     11.65        12.68      9,355.46
                                                       2005     12.68        13.78      7,628.18
                                                       2006     13.78        14.01          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.01        15.27          0.00
                                                       2002     15.27        16.38     12,628.58
                                                       2003     16.38        18.07     44,182.76
                                                       2004     18.07        18.86     35,112.90
                                                       2005     18.86        19.00     38,553.13
                                                       2006     19.00        19.53          0.00

Western Asset Management U.S. Government Division/(c)/ 2001     13.95        14.20          0.00
                                                       2002     14.20        14.99     91,770.36
                                                       2003     14.99        14.93     52,239.43
                                                       2004     14.93        15.05     31,829.09
                                                       2005     15.05        14.99     32,306.49
                                                       2006     14.99        15.29          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.35 SEPARATE ACCOUNT CHARGE




                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.......................... 2006   $ 14.69      $ 15.41      18,359.10

American Funds Global Small Capitalization Division/(c)/... 2001     13.82        13.49           0.00
                                                            2002     13.49        10.76      42,895.22
                                                            2003     10.76        16.28     112,324.42
                                                            2004     16.28        19.38           0.00
                                                            2005     19.38        23.94     176,130.69
                                                            2006     23.94        29.25     166,426.72

American Funds Growth Division/(c)/........................ 2001    124.45       112.74          49.73
                                                            2002    112.74        83.90      24,968.30
                                                            2003     83.90       113.07      76,886.54
                                                            2004    113.07       125.30           0.00
                                                            2005    125.30       143.43      81,958.32
                                                            2006    143.43       155.74      82,960.99

American Funds Growth-Income Division/(c)/................. 2001     87.31        83.85          67.94
                                                            2002     83.85        67.45      34,473.47
                                                            2003     67.45        87.99      98,731.01
                                                            2004     87.99        95.67           0.00
                                                            2005     95.67        99.75     100,353.40
                                                            2006     99.75       113.21      95,626.75

BlackRock Aggressive Growth Division/(c)/.................. 2001     37.41        35.29           0.00
                                                            2002     35.29        24.79       7,386.06
                                                            2003     24.79        34.39      24,452.47
                                                            2004     34.39        38.26      22,934.30
                                                            2005     38.26        41.73      17,352.17
                                                            2006     41.73        43.87      16,678.26

BlackRock Bond Income Division/(a) (c)/.................... 2002     43.02        45.41      48,510.98
                                                            2003     45.41        47.35      80,135.60
                                                            2004     47.35        48.71      77,023.59
                                                            2005     48.71        49.14      71,138.99
                                                            2006     49.14        50.55      66,530.41

BlackRock Bond Income Division
  (formerly State Street Research Income Division)/(a) (c)/ 2001     41.41        42.56       1,904.42
                                                            2002     42.56        43.07           0.00

BlackRock Diversified Division/(c)/........................ 2001     37.43        36.49           0.00
                                                            2002     36.49        30.98      52,924.09
                                                            2003     30.98        36.81     126,613.75
                                                            2004     36.81        39.32     110,693.31
                                                            2005     39.32        39.94     102,872.09
                                                            2006     39.94        43.48      85,131.07

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $71.19       $66.45           0.00
                                             2002     66.45        48.38      22,126.54
                                             2003     48.38        62.07      54,067.88
                                             2004     62.07        67.79      44,561.24
                                             2005     67.79        69.19      37,120.79
                                             2006     69.19        77.77      29,819.58

BlackRock Large Cap Value Division/(d)/..... 2002     10.00         7.92      26,007.00
                                             2003      7.92        10.58     114,758.59
                                             2004     10.58        11.83     124,616.77
                                             2005     11.83        12.34     132,351.74
                                             2006     12.34        14.51     144,939.13

BlackRock Money Market Division/(f)/........ 2003     22.83        22.72           0.00
                                             2004     22.72        22.60      24,745.68
                                             2005     22.60        22.91      15,864.88
                                             2006     22.91        23.65      12,085.62

BlackRock Strategic Value Division/(c)/..... 2001     14.22        13.99         417.61
                                             2002     13.99        10.83     238,452.23
                                             2003     10.83        16.02     505,050.18
                                             2004     16.02        18.21     506,824.52
                                             2005     18.21        18.67     467,174.61
                                             2006     18.67        21.49     402,430.01

Davis Venture Value Division/(c)/........... 2001     27.27        26.54           0.00
                                             2002     26.54        21.85      26,063.03
                                             2003     21.85        28.18      79,580.31
                                             2004     28.18        31.18      86,014.48
                                             2005     31.18        33.88     100,194.76
                                             2006     33.88        38.24     113,046.24

FI International Stock Division/(c)/........ 2001     12.32        11.52           0.00
                                             2002     11.52         9.36      43,634.50
                                             2003      9.36        11.81     106,128.64
                                             2004     11.81        13.75     105,876.06
                                             2005     13.75        15.99     129,756.72
                                             2006     15.99        18.34     102,227.92

FI Mid Cap Opportunities Division/(h)/...... 2001     18.25        15.71           0.00
                                             2002     15.71        10.98      28,007.26
                                             2003     10.98        14.58      79,667.48
                                             2004     14.58        16.82     117,857.25
                                             2005     16.82        17.72      99,136.78
                                             2006     17.72        19.52      88,442.15

FI Value Leaders Division/(d)/.............. 2002     22.83        18.80       1,227.76
                                             2003     18.80        23.51      19,216.51
                                             2004     23.51        26.34      18,013.62
                                             2005     26.34        28.73      25,281.89
                                             2006     28.73        31.68      29,139.19

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.17       $ 8.79         641.28
                                                  2002      8.79         6.26      42,198.43
                                                  2003      6.26         8.94     129,883.22
                                                  2004      8.94         9.81     110,100.66
                                                  2005      9.81        10.11     100,061.07
                                                  2006     10.11        10.96      87,697.00

Harris Oakmark Focused Value Division/(c)/....... 2001     25.51        26.39       3,000.25
                                                  2002     26.39        23.69     100,372.64
                                                  2003     23.69        30.96     197,310.42
                                                  2004     30.96        33.53     187,826.49
                                                  2005     33.53        36.33     173,904.88
                                                  2006     36.33        40.25     156,465.27

Harris Oakmark International Division/(d)/....... 2002     10.59         8.84       1,376.82
                                                  2003      8.84        11.79      23,574.96
                                                  2004     11.79        14.03      50,647.63
                                                  2005     14.03        15.82      63,311.72
                                                  2006     15.82        20.14     108,757.14

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.67        11.50       6,886.22
                                                  2002     11.50         9.73     250,318.17
                                                  2003      9.73        12.03     531,019.92
                                                  2004     12.03        13.21     500,901.37
                                                  2005     13.21        12.83     471,804.15
                                                  2006     12.83        14.93     394,769.18

Jennison Growth Division......................... 2005      4.08         4.91     102,688.22
                                                  2006      4.91         4.97      99,855.74

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.39         4.92           0.00
                                                  2002      4.92         3.45      45,545.26
                                                  2003      3.45         4.28     117,550.11
                                                  2004      4.28         4.42     106,948.60
                                                  2005      4.42         4.04     104,559.88

Lazard Mid-Cap Division/(d)/..................... 2002     11.40         9.68      27,389.10
                                                  2003      9.68        12.07     101,179.91
                                                  2004     12.07        13.63     103,651.12
                                                  2005     13.63        14.55     105,505.48
                                                  2006     14.55        16.47     102,185.95

Legg Mason Aggressive Growth/(e)/................ 2003      5.56         6.79      53,677.30
                                                  2004      6.79         7.27      49,505.32
                                                  2005      7.27         8.15      40,695.65
                                                  2006      8.15         7.92      43,978.73

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e) (c)/.... 2001      8.86         7.74         742.89
                                                  2002      7.74         5.29      35,295.70
                                                  2003      5.29         5.56           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.46        10.15      75,180.02

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2001    $ 8.73       $ 8.30            0.00
                                                      2002      8.30         6.53       21,527.40
                                                      2003      6.53         7.83       58,898.39
                                                      2004      7.83         8.60       71,228.93
                                                      2005      8.60         9.09       79,832.46
                                                      2006      9.09         9.50       76,700.37

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2001     11.20        11.42        6,261.19
                                                      2002     11.42        12.40      312,736.82
                                                      2003     12.40        12.66      874,135.59
                                                      2004     12.66        12.98    1,032,562.73
                                                      2005     12.98        13.06      920,216.74
                                                      2006     13.06        13.39      848,528.30

Loomis Sayles Small Cap Division/(c)/................ 2001     23.03        22.55            0.00
                                                      2002     22.55        17.43        8,854.74
                                                      2003     17.43        23.44       14,865.07
                                                      2004     23.44        26.87       15,772.24
                                                      2005     26.87        28.31       15,889.83
                                                      2006     28.31        32.54       19,152.06

Lord Abbett Bond Debenture Division/(b) (c)/......... 2002     10.83        10.50       25,553.69
                                                      2003     10.50        12.37      135,998.74
                                                      2004     12.37        13.21      144,063.98
                                                      2005     13.21        13.24      145,272.09
                                                      2006     13.24        14.27      161,155.36

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond
  Division)/(b) (c)/................................. 2001     10.79        10.52            0.00
                                                      2002     10.52        10.83            0.00

Met/AIM Small Cap Growth Division/(d)/............... 2002     11.23         8.49       12,002.23
                                                      2003      8.49        11.65       47,269.92
                                                      2004     11.65        12.25       55,942.48
                                                      2005     12.25        13.11       46,250.06
                                                      2006     13.11        14.78       36,783.40

MetLife Mid Cap Stock Index Division/(c)/............ 2001     10.43        10.33            0.00
                                                      2002     10.33         8.66      172,378.33
                                                      2003      8.66        11.51      419,021.80
                                                      2004     11.51        13.16      327,734.49
                                                      2005     13.16        14.56      295,468.66
                                                      2006     14.56        15.78      290,033.92

MetLife Stock Index Division/(c)/.................... 2001     38.32        36.19            0.00
                                                      2002     36.19        27.70      119,578.50
                                                      2003     27.70        34.98      344,851.84
                                                      2004     34.98        38.10      429,636.65
                                                      2005     38.10        39.27      376,059.33
                                                      2006     39.27        44.67      350,967.63

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.02       $ 8.37         685.38
                                                 2002      8.37         7.30      43,753.69
                                                 2003      7.30         9.51     106,300.23
                                                 2004      9.51        11.23      93,438.81
                                                 2005     11.23        12.91     118,584.13
                                                 2006     12.91        16.15     114,284.28

MFS Total Return Division/(i)/.................. 2004     37.07        40.33       5,015.22
                                                 2005     40.33        40.92      12,188.95
                                                 2006     40.92        45.19       8,094.43

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.39         8.62           0.00
                                                 2002      8.62         7.09     185,161.47
                                                 2003      7.09         9.60     490,202.46
                                                 2004      9.60        11.32     400,427.76
                                                 2005     11.32        12.62     340,743.12
                                                 2006     12.62        15.64     316,971.29

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.40        15.09           0.00
                                                 2002     15.09        13.44      61,842.64
                                                 2003     13.44        18.08     153,070.93
                                                 2004     18.08        21.90     192,494.69
                                                 2005     21.90        24.22     185,948.75
                                                 2006     24.22        26.59     180,858.46

Oppenheimer Global Equity Division/(c)/......... 2001     12.96        12.22           0.00
                                                 2002     12.22        10.11      25,723.07
                                                 2003     10.11        13.01      87,598.04
                                                 2004     13.01        14.91      88,437.03
                                                 2005     14.91        17.08     104,706.65
                                                 2006     17.08        19.63     108,321.55

PIMCO Total Return/(c)/......................... 2001     10.25        10.44         893.80
                                                 2002     10.44        11.27     348,728.42
                                                 2003     11.27        11.61     785,206.99
                                                 2004     11.61        12.04     736,011.39
                                                 2005     12.04        12.15     770,230.72
                                                 2006     12.15        12.55     658,455.77

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.05         6.09           0.00
                                                 2002      6.09         2.97      26,937.79
                                                 2003      2.97         4.61     282,985.19
                                                 2004      4.61         4.35     254,320.32
                                                 2005      4.35         4.78     215,482.66
                                                 2006      4.78         4.96     212,426.40

Russell 2000(R) Index Division/(c)/............. 2001     12.04        11.99           0.00
                                                 2002     11.99         9.39      88,447.10
                                                 2003      9.39        13.53     283,477.35
                                                 2004     13.53        15.68     231,061.72
                                                 2005     15.68        16.16     188,559.84
                                                 2006     16.16        18.77     182,618.66

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.67       $11.53           0.00
                                                       2002     11.53         8.73      31,319.69
                                                       2003      8.73        11.24     134,850.44
                                                       2004     11.24        12.18     140,086.68
                                                       2005     12.18        12.79     150,140.67
                                                       2006     12.79        14.26     135,896.81

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.64         8.26         703.88
                                                       2002      8.26         4.56      82,736.61
                                                       2003      4.56         6.15     157,205.97
                                                       2004      6.15         7.16     167,613.18
                                                       2005      7.16         8.10     198,655.45
                                                       2006      8.10         8.50     152,035.22

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.30        12.11           0.00
                                                       2002     12.11         8.74      20,287.57
                                                       2003      8.74        12.13      69,711.26
                                                       2004     12.13        13.29      76,684.45
                                                       2005     13.29        14.53      89,028.74
                                                       2006     14.53        14.87      81,884.92

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.63        15.94           0.00
                                                       2002     15.94        17.20      63,409.50
                                                       2003     17.20        19.09     196,359.24
                                                       2004     19.09        20.05     189,299.59
                                                       2005     20.05        20.31     196,410.28
                                                       2006     20.31        21.01     179,284.01

Western Asset Management U.S. Government Division/(c)/ 2001     14.53        14.82           0.00
                                                       2002     14.82        15.74     188,005.10
                                                       2003     15.74        15.77     313,395.25
                                                       2004     15.77        15.99     264,335.59
                                                       2005     15.99        16.03     242,161.56
                                                       2006     16.03        16.44     189,943.46

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.60 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27

BlackRock Aggressive Growth Division/(c)/............... 2001     36.19        34.10           0.00
                                                         2002     34.10        23.90       2,861.07
                                                         2003     23.90        33.07      14,524.85
                                                         2004     33.07        36.70      18,023.58
                                                         2005     36.70        39.93      16,332.73
                                                         2006     39.93        41.87      15,390.63

BlackRock Bond Income Division/(a)/..................... 2002     41.04        43.25      19,652.89
                                                         2003     43.25        44.98      37,113.50
                                                         2004     44.98        46.16      42,622.53
                                                         2005     46.16        46.45      47,470.82
                                                         2006     46.45        47.67      38,522.42

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     39.58        40.64           0.00
                                                         2002     40.64        41.09           0.00

BlackRock Diversified Division/(c)/..................... 2001     36.04        35.10         409.22
                                                         2002     35.10        29.73       5,960.15
                                                         2003     29.73        35.23      65,994.47
                                                         2004     35.23        37.55      72,695.82
                                                         2005     37.55        38.04      66,948.04
                                                         2006     38.04        41.31      58,566.61

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $68.03       $63.45           0.00
                                             2002     63.45        46.07       3,991.94
                                             2003     46.07        58.96      12,824.81
                                             2004     58.96        64.24      24,089.72
                                             2005     64.24        65.40      21,248.45
                                             2006     65.40        73.33      16,772.72

BlackRock Large Cap Value Division.......... 2002     10.00         7.91         547.02
                                             2003      7.91        10.54      21,598.96
                                             2004     10.54        11.76      44,681.26
                                             2005     11.76        12.23      47,804.22
                                             2006     12.23        14.35      78,485.77

BlackRock Money Market Division/(f)/........ 2003     21.73        21.59         416.51
                                             2004     21.59        21.42       4,802.10
                                             2005     21.42        21.66       4,720.32
                                             2006     21.66        22.31       4,092.73

BlackRock Strategic Value Division/(c)/..... 2001     14.18        13.93         689.38
                                             2002     13.93        10.76      91,901.46
                                             2003     10.76        15.88     205,124.95
                                             2004     15.88        18.00     309,839.67
                                             2005     18.00        18.42     284,193.77
                                             2006     18.42        21.14     247,478.57

                                             2002     26.07        21.41       2,228.67
                                             2003     21.41        27.54      27,983.13
                                             2004     27.54        30.40      63,371.98
                                             2005     30.40        32.95      63,396.39
                                             2006     32.95        37.10      64,584.87

FI International Stock Division/(c)/........ 2001     12.01        11.21           0.00
                                             2003      9.09        11.44      11,902.93
                                             2004     11.44        13.29      21,623.90
                                             2005     13.29        15.41      35,957.35
                                             2006     15.41        17.63      34,052.49

FI Mid Cap Opportunities Division/(h)/...... 2001     18.04        15.52           0.00
                                             2002     15.52        10.82      54,192.31
                                             2003     10.82        14.33      72,345.81
                                             2004     14.33        16.50      76,342.26
                                             2005     16.50        17.33      60,450.88
                                             2006     17.33        19.05      55,461.48

FI Value Leaders Division/(d)/.............. 2002     22.33        18.35         344.36
                                             2003     18.35        22.89       4,734.87
                                             2004     22.89        25.58       9,998.64
                                             2005     25.58        27.83      13,005.67
                                             2006     27.83        30.61      20,010.70

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.17       $ 8.78           0.00
                                                  2002      8.78         6.24      87,945.12
                                                  2003      6.24         8.88      78,729.98
                                                  2004      8.88         9.72      69,053.06
                                                  2005      9.72         9.99      69,997.35
                                                  2006      9.99        10.80      56,182.52

Harris Oakmark Focused Value Division/(c)/....... 2001     24.99        25.82           0.00
                                                  2002     25.82        23.13      53,739.83
                                                  2003     23.13        30.15     101,690.43
                                                  2004     30.15        32.57     145,020.25
                                                  2005     32.57        35.20     144,749.46
                                                  2006     35.20        38.90     110,653.46

Harris Oakmark International Division/(d)/....... 2002     10.58         8.81         257.86
                                                  2003      8.81        11.72      13,203.02
                                                  2004     11.72        13.92      59,358.39
                                                  2005     13.92        15.66      63,924.08
                                                  2006     15.66        19.88      92,513.91

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.59        11.41         842.25
                                                  2002     11.41         9.63     101,695.49
                                                  2003      9.63        11.88     185,167.26
                                                  2004     11.88        13.01     256,273.56
                                                  2005     13.01        12.60     254,824.41
                                                  2006     12.60        14.63     231,537.60

Jennison Growth Division/(c) (g)/................ 2005      4.03         4.84      48,296.42
                                                  2006      4.84         4.89      35,917.55

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.38         4.90           0.00
                                                  2002      4.90         3.42       5,925.30
                                                  2003      3.42         4.24      40,814.30
                                                  2004      4.24         4.37      50,532.37
                                                  2005      4.37         3.99      50,373.04

Lazard Mid-Cap Division/(d)/..................... 2002     11.38         9.65       3,736.83
                                                  2003      9.65        12.00      17,487.67
                                                  2004     12.00        13.52      25,697.55
                                                  2005     13.52        14.40      23,666.59
                                                  2006     14.40        16.26      17,294.99

Legg Mason Aggressive Growth/(e)/................ 2003      5.54         6.74      34,626.57
                                                  2004      6.74         7.20      45,035.05
                                                  2005      7.20         8.06      39,699.03
                                                  2006      8.06         7.80      21,907.69

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.86         7.73           0.00
                                                  2002      7.73         5.27      15,617.30
                                                  2003      5.27         5.54           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.30         9.96      30,378.03

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.68       $ 8.25           0.00
                                                         2002      8.25         6.47       7,238.41
                                                         2003      6.47         7.74      14,117.05
                                                         2004      7.74         8.48      31,628.18
                                                         2005      8.48         8.93      30,737.30
                                                         2006      8.93         9.34      25,132.03

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.12        11.33           0.00
                                                         2002     11.33        12.27      58,494.60
                                                         2003     12.27        12.50     210,344.65
                                                         2004     12.50        12.78     491,673.43
                                                         2005     12.78        12.83     460,530.48
                                                         2006     12.83        13.12     409,720.50

Loomis Sayles Small Cap Division/(c)/................... 2001     22.62        22.12           0.00
                                                         2002     22.12        17.06         405.03
                                                         2003     17.06        22.88       3,696.18
                                                         2004     22.88        26.16       7,319.76
                                                         2005     26.16        27.49       7,781.13
                                                         2006     27.49        31.53      13,575.83

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.69        10.35       5,269.21
                                                         2003     10.35        12.16      61,536.62
                                                         2004     12.16        12.95      78,480.75
                                                         2005     12.95        12.95      95,558.26
                                                         2006     12.95        13.92     106,900.37

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.67        10.40           0.00
                                                         2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.21         8.47       2,943.67
                                                         2003      8.47        11.58      19,935.27
                                                         2004     11.58        12.15      30,221.45
                                                         2005     12.15        12.97      27,847.43
                                                         2006     12.97        14.58      27,312.09

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.40        10.29           0.00
                                                         2002     10.29         8.60      25,550.08
                                                         2003      8.60        11.41     103,605.72
                                                         2004     11.41        13.01     225,411.46
                                                         2005     13.01        14.36     224,579.71
                                                         2006     14.36        15.53     217,458.83

MetLife Stock Index Division/(c)/....................... 2001     37.26        35.15         271.19
                                                         2002     35.15        26.84      12,940.91
                                                         2003     26.84        33.81      92,140.62
                                                         2004     33.81        36.72     256,357.39
                                                         2005     36.72        37.76     241,434.67
                                                         2006     37.76        42.85     202,424.49

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.01       $ 8.36           0.00
                                                 2002      8.36         7.26       6,530.97
                                                 2003      7.26         9.45      15,749.60
                                                 2004      9.45        11.12      20,155.59
                                                 2005     11.12        12.76      26,995.69
                                                 2006     12.76        15.92      45,480.70

MFS Total Return Division/(i)/.................. 2004     35.53        38.58       2,372.87
                                                 2005     38.58        39.05      24,860.40
                                                 2006     39.05        43.02      30,424.70

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.33         8.55       1,134.44
                                                 2002      8.55         7.01      25,760.25
                                                 2003      7.01         9.48     133,476.39
                                                 2004      9.48        11.14     287,065.06
                                                 2005     11.14        12.40     272,867.19
                                                 2006     12.40        15.33     232,173.38

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.29        14.97           0.00
                                                 2002     14.97        13.30       6,269.48
                                                 2003     13.30        17.85      31,952.14
                                                 2004     17.85        21.57      89,084.49
                                                 2005     21.57        23.79     111,909.44
                                                 2006     23.79        26.06     101,661.82

Oppenheimer Global Equity Division/(c)/......... 2001     12.82        12.08         798.99
                                                 2002     12.08         9.97      59,029.65
                                                 2003      9.97        12.79      50,809.38
                                                 2004     12.79        14.62      30,241.53
                                                 2005     14.62        16.71      36,252.15
                                                 2006     16.71        19.16      39,787.21

PIMCO Total Return Division/(c)/................ 2001     10.24        10.42       1,850.40
                                                 2002     10.42        11.22      60,604.80
                                                 2003     11.22        11.53     169,677.41
                                                 2004     11.53        11.92     280,191.91
                                                 2005     11.92        12.01     273,415.16
                                                 2006     12.01        12.37     230,979.81

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.08           0.00
                                                 2002      6.08         2.95       8,671.20
                                                 2003      2.95         4.58     113,791.22
                                                 2004      4.58         4.31     183,366.81
                                                 2005      4.31         4.72     147,301.34
                                                 2006      4.72         4.89     126,962.77

Russell 2000(R) Index Division/(c)/............. 2001     11.96        11.89           0.00
                                                 2002     11.89         9.29      16,474.52
                                                 2003      9.29        13.36      64,591.94
                                                 2004     13.36        15.44     105,022.07
                                                 2005     15.44        15.87      99,246.07
                                                 2006     15.87        18.39      81,405.18

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.59       $11.44           0.00
                                                       2002     11.44         8.64       3,940.27
                                                       2003      8.64        11.10      33,643.59
                                                       2004     11.10        11.99      69,107.79
                                                       2005     11.99        12.56      64,461.91
                                                       2006     12.56        13.97      72,983.39

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.63         8.24           0.00
                                                       2002      8.24         4.53       5,929.63
                                                       2003      4.53         6.10      42,207.20
                                                       2004      6.10         7.09      80,945.59
                                                       2005      7.09         8.00      90,556.35
                                                       2006      8.00         8.37     100,788.98

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.16        11.96           0.00
                                                       2002     11.96         8.62       1,569.75
                                                       2003      8.62        11.93      25,339.99
                                                       2004     11.93        13.03      43,390.83
                                                       2005     13.03        14.22      29,163.60
                                                       2006     14.22        14.51      30,804.38

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.37        15.66           0.00
                                                       2002     15.66        16.85      38,992.83
                                                       2003     16.85        18.66      63,281.83
                                                       2004     18.66        19.55     137,096.33
                                                       2005     19.55        19.75     145,499.72
                                                       2006     19.75        20.38     102,957.82

Western Asset Management U.S. Government Division/(c)/ 2001     14.29        14.56           0.00
                                                       2002     14.56        15.42      40,568.39
                                                       2003     15.42        15.41      47,499.44
                                                       2004     15.41        15.59      58,788.42
                                                       2005     15.59        15.59      63,276.92
                                                       2006     15.59        15.95      50,359.82

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.75 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03

BlackRock Aggressive Growth Division/(c)/............... 2001     35.48        33.41          0.00
                                                         2002     33.41        23.38        795.23
                                                         2003     23.38        32.30      8,668.62
                                                         2004     32.30        35.79      6,348.02
                                                         2005     35.79        38.88      4,678.86
                                                         2006     38.88        40.71      3,527.37

BlackRock Bond Income Division/(a)/..................... 2002     39.90        42.00      6,322.07
                                                         2003     42.00        43.62     14,570.11
                                                         2004     43.62        44.69     15,440.31
                                                         2005     44.69        44.91     15,345.62
                                                         2006     44.91        46.01     10,273.58

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     38.52        39.52          0.00
                                                         2002     39.52        39.94          0.00

BlackRock Diversified Division/(c)/..................... 2001     35.23        34.30          0.00
                                                         2002     34.30        29.01     14,236.48
                                                         2003     29.01        34.32     23,378.07
                                                         2004     34.32        36.52     17,533.44
                                                         2005     36.52        36.94     16,135.32
                                                         2006     36.94        40.06     15,760.25

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $66.21       $61.71           0.00
                                             2002     61.71        44.74       2,941.32
                                             2003     44.74        57.18      14,091.56
                                             2004     57.18        62.20      12,268.95
                                             2005     62.20        63.23       8,568.10
                                             2006     63.23        70.78       7,083.31

BlackRock Large Cap Value Division.......... 2002     10.00         7.90       1,045.39
                                             2003      7.90        10.51      48,663.04
                                             2004     10.51        11.71      55,203.09
                                             2005     11.71        12.16      45,218.23
                                             2006     12.16        14.25      56,598.05

BlackRock Money Market Division/(f)/........ 2003     21.10        20.94           0.00
                                             2004     20.94        20.75      14,397.06
                                             2005     20.75        20.95       6,726.55
                                             2006     20.95        21.54       6,598.21

BlackRock Strategic Value Division/(c)/..... 2001     14.16        13.90           0.00
                                             2002     13.90        10.72      36,657.40
                                             2003     10.72        15.80     133,125.92
                                             2004     15.80        17.88     125,137.37
                                             2005     17.88        18.27      82,075.51
                                             2006     18.27        20.94      78,157.11

Davis Venture Value Division/(c)/........... 2001     26.54        25.79           0.00
                                             2002     25.79        21.15      14,097.12
                                             2003     21.15        27.17      26,493.94
                                             2004     27.17        29.94      32,146.17
                                             2005     29.94        32.40      28,348.25
                                             2006     32.40        36.43      26,891.98

FI International Stock Division/(c)/........ 2001     11.82        11.04           0.00
                                             2002     11.04         8.93      16,594.78
                                             2003      8.93        11.23      26,664.14
                                             2004     11.23        13.02      32,657.37
                                             2005     13.02        15.07      37,830.08
                                             2006     15.07        17.22      29,461.14

FI Mid Cap Opportunities Division/(h)/...... 2001     17.93        15.41           0.00
                                             2002     15.41        10.72      13,186.17
                                             2003     10.72        14.18      18,417.63
                                             2004     14.18        16.30      30,255.26
                                             2005     16.30        17.10      29,161.06
                                             2006     17.10        18.77      22,578.45

FI Value Leaders Division/(d)/.............. 2002     22.03        18.09          19.39
                                             2003     18.09        22.53       1,116.03
                                             2004     22.53        25.14       1,587.42
                                             2005     25.14        27.31       6,548.25
                                             2006     27.31        29.99       7,095.20

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.16       $ 8.77           0.00
                                                  2002      8.77         6.22       6,357.84
                                                  2003      6.22         8.84      23,716.37
                                                  2004      8.84         9.66      31,466.07
                                                  2005      9.66         9.92      82,657.70
                                                  2006      9.92        10.71      52,493.05

Harris Oakmark Focused Value Division/(c)/....... 2001     24.68        25.49           0.00
                                                  2002     25.49        22.80      17,099.53
                                                  2003     22.80        29.67      36,613.61
                                                  2004     29.67        32.00      51,842.70
                                                  2005     32.00        34.54      49,013.95
                                                  2006     34.54        38.11      36,024.63

Harris Oakmark International Division/(d)/....... 2002     10.57         8.79         150.24
                                                  2003      8.79        11.68       5,756.99
                                                  2004     11.68        13.85      34,650.85
                                                  2005     13.85        15.56      41,855.73
                                                  2006     15.56        19.72      39,538.95

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.54        11.36           0.00
                                                  2002     11.36         9.57      37,049.39
                                                  2003      9.57        11.78      83,937.88
                                                  2004     11.78        12.89      83,672.91
                                                  2005     12.89        12.47      77,760.42
                                                  2006     12.47        14.45      64,598.15

Jennison Growth Division/(c) (g)/................ 2005      4.00         4.80      52,607.91
                                                  2006      4.80         4.84     101,828.21

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.37         4.89           0.00
                                                  2002      4.89         3.41      24,704.65
                                                  2003      3.41         4.21      37,202.23
                                                  2004      4.21         4.33      52,744.65
                                                  2005      4.33         3.96      52,278.68

Lazard Mid-Cap Division/(d)/..................... 2002     11.37         9.63       2,470.81
                                                  2003      9.63        11.96      30,292.08
                                                  2004     11.96        13.45       9,434.25
                                                  2005     13.45        14.31       6,722.56
                                                  2006     14.31        16.13       3,655.38

Legg Mason Aggressive Growth/(e)/................ 2003      5.52         6.71       3,673.77
                                                  2004      6.71         7.16      37,982.89
                                                  2005      7.16         8.00      37,355.96
                                                  2006      8.00         7.74      25,963.33

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.72           0.00
                                                  2002      7.72         5.26       2,432.85
                                                  2003      5.26         5.52           0.00

Legg Mason Value Equity/(l)/..................... 2006      9.20         9.84       9,707.66

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.65       $ 8.21           0.00
                                                         2002      8.21         6.44       5,638.13
                                                         2003      6.44         7.68      12,776.81
                                                         2004      7.68         8.40      13,415.67
                                                         2005      8.40         8.85      12,773.23
                                                         2006      8.85         9.24       9,870.97

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.08        11.28           0.00
                                                         2002     11.28        12.20     128,740.60
                                                         2003     12.20        12.40     198,429.22
                                                         2004     12.40        12.67     214,084.86
                                                         2005     12.67        12.70     214,835.07
                                                         2006     12.70        12.96     189,479.52

Loomis Sayles Small Cap Division/(c)/................... 2001     22.37        21.87           0.00
                                                         2002     21.87        16.84       3,284.79
                                                         2003     16.84        22.55       7,404.12
                                                         2004     22.55        25.75       7,869.50
                                                         2005     25.75        27.02       5,428.42
                                                         2006     27.02        30.93       7,759.46

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.61        10.26      13,361.69
                                                         2003     10.26        12.04      28,790.84
                                                         2004     12.04        12.80      26,022.93
                                                         2005     12.80        12.78      25,118.04
                                                         2006     12.78        13.72      27,719.53

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.60        10.32           0.00
                                                         2002     10.32        10.61           0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.20         8.45          46.45
                                                         2003      8.45        11.55       1,303.68
                                                         2004     11.55        12.09       3,924.92
                                                         2005     12.09        12.89       3,898.14
                                                         2006     12.89        14.47       5,365.87

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.39        10.26           0.00
                                                         2002     10.26         8.57      69,423.06
                                                         2003      8.57        11.35     110,971.65
                                                         2004     11.35        12.93      67,646.38
                                                         2005     12.93        14.25      58,434.72
                                                         2006     14.25        15.38      58,809.73

MetLife Stock Index Division/(c)/....................... 2001     36.64        34.54           0.00
                                                         2002     34.54        26.33      55,462.75
                                                         2003     26.33        33.12     109,787.51
                                                         2004     33.12        35.92     103,328.81
                                                         2005     35.92        36.89     101,768.38
                                                         2006     36.89        41.79      94,586.71

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.35           0.00
                                                 2002      8.35         7.24       6,182.46
                                                 2003      7.24         9.41      11,285.02
                                                 2004      9.41        11.06       9,595.61
                                                 2005     11.06        12.66      10,216.81
                                                 2006     12.66        15.78      36,388.15

MFS Total Return Division/(i)/.................. 2004     34.63        37.57         720.93
                                                 2005     37.57        37.98       2,111.55
                                                 2006     37.98        41.77       3,022.66

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.29         8.51           0.00
                                                 2002      8.51         6.97     107,905.08
                                                 2003      6.97         9.41     171,239.43
                                                 2004      9.41        11.04      89,102.11
                                                 2005     11.04        12.27      74,504.10
                                                 2006     12.27        15.14      77,545.05

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.23        14.90           0.00
                                                 2002     14.90        13.22       6,018.15
                                                 2003     13.22        17.71      22,239.61
                                                 2004     17.71        21.37      29,408.03
                                                 2005     21.37        23.54      34,357.82
                                                 2006     23.54        25.74      34,738.67

Oppenheimer Global Equity Division/(c)/......... 2001     12.73        11.99           0.00
                                                 2002     11.99         9.88       7,044.98
                                                 2003      9.88        12.66      15,909.39
                                                 2004     12.66        14.45      14,135.84
                                                 2005     14.45        16.49      13,459.92
                                                 2006     16.49        18.88      14,078.39

PIMCO Total Return Division/(c)/................ 2001     10.23        10.41           0.00
                                                 2002     10.41        11.19      57,074.25
                                                 2003     11.19        11.48     120,232.46
                                                 2004     11.48        11.85     101,401.69
                                                 2005     11.85        11.92      95,789.48
                                                 2006     11.92        12.26      69,778.52

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.04         6.07           0.00
                                                 2002      6.07         2.95      18,208.18
                                                 2003      2.95         4.56     110,059.90
                                                 2004      4.56         4.29     126,854.19
                                                 2005      4.29         4.68     108,475.16
                                                 2006      4.68         4.85      65,208.91

Russell 2000(R) Index Division/(c)/............. 2001     11.91        11.84           0.00
                                                 2002     11.84         9.24      41,245.18
                                                 2003      9.24        13.25      71,358.34
                                                 2004     13.25        15.30      41,010.44
                                                 2005     15.30        15.70      35,330.02
                                                 2006     15.70        18.17      30,610.87

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.54       $11.39          0.00
                                                       2002     11.39         8.58      6,864.43
                                                       2003      8.58        11.01     22,250.70
                                                       2004     11.01        11.88     46,365.22
                                                       2005     11.88        12.43     45,104.21
                                                       2006     12.43        13.80     46,801.80

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.23          0.00
                                                       2002      8.23         4.52     11,666.87
                                                       2003      4.52         6.08     36,089.22
                                                       2004      6.08         7.05     35,783.95
                                                       2005      7.05         7.94     35,319.40
                                                       2006      7.94         8.30     44,402.06

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     12.08        11.87          0.00
                                                       2002     11.87         8.54     12,713.95
                                                       2003      8.54        11.81     26,106.42
                                                       2004     11.81        12.88     28,700.52
                                                       2005     12.88        14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.21        15.49          0.00
                                                       2002     15.49        16.65      6,548.67
                                                       2003     16.65        18.40     31,477.12
                                                       2004     18.40        19.25     34,624.63
                                                       2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48

Western Asset Management U.S. Government Division/(c)/ 2001     14.14        14.40          0.00
                                                       2002     14.40        15.23     46,463.29
                                                       2003     15.23        15.20     40,539.86
                                                       2004     15.20        15.36     41,984.65
                                                       2005     15.36        15.33     34,445.94
                                                       2006     15.33        15.66     23,937.23

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         1.80 SEPARATE ACCOUNT CHARGE




                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                     ---- ------------ ------------ ------------
American Funds Bond Division/(k)/............................ 2006   $ 14.10      $ 14.75     11,078.73

American Funds Global Small Capitalization Division/(c)/..... 2001     13.61        13.27          0.00
                                                              2002     13.27        10.54     21,913.48
                                                              2003     10.54        15.87     33,168.46
                                                              2004     15.87        18.81          0.00
                                                              2005     18.81        23.12     50,476.12
                                                              2006     23.12        28.13     48,084.16

American Funds Growth Division/(c)/.......................... 2001    115.03       104.01          0.00
                                                              2002    104.01        77.05     11,908.66
                                                              2003     77.05       103.38     29,210.57
                                                              2004    103.38       114.05          0.00
                                                              2005    114.05       129.97     37,762.93
                                                              2006    129.97       140.49     33,428.47

American Funds Growth-Income Division/(c)/................... 2001     80.70        77.36          0.00
                                                              2002     77.36        61.95     11,856.25
                                                              2003     61.95        80.45     33,120.08
                                                              2004     80.45        87.08          0.00
                                                              2005     87.08        90.39     36,847.22
                                                              2006     90.39       102.12     32,766.71

BlackRock Aggressive Growth Division/(c)/.................... 2001     35.24        33.18          0.00
                                                              2002     33.18        23.21      5,538.93
                                                              2003     23.21        32.05     10,857.62
                                                              2004     32.05        35.50     12,059.65
                                                              2005     35.50        38.54     10,541.44
                                                              2006     38.54        40.33      6,842.26

BlackRock Bond Income Division/(a)/ /(c)/.................... 2002     39.52        41.59     18,136.56
                                                              2003     41.59        43.17     27,575.46
                                                              2004     43.17        44.22     27,352.41
                                                              2005     44.22        44.41     28,920.53
                                                              2006     44.41        45.48     27,734.40

BlackRock Bond Income Division
  (formerly State Street Research Income Division)/(a)/ /(c)/ 2001     38.17        39.16          0.00
                                                              2002     39.16        39.56          0.00

BlackRock Diversified Division/(c)/.......................... 2001     34.97        34.03        216.77
                                                              2002     34.03        28.77      9,100.33
                                                              2003     28.77        34.02     21,987.52
                                                              2004     34.02        36.18     29,583.42
                                                              2005     36.18        36.59     23,569.26
                                                              2006     36.59        39.65     17,060.48

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $65.61       $61.14         182.54
                                             2002     61.14        44.31       5,944.65
                                             2003     44.31        56.59      12,254.04
                                             2004     56.59        61.53      12,114.36
                                             2005     61.53        62.52       9,781.28
                                             2006     62.52        69.95       6,295.52

BlackRock Large Cap Value Division/(d)/..... 2002     10.00         7.90       1,314.47
                                             2003      7.90        10.51      15,353.02
                                             2004     10.51        11.69      28,767.25
                                             2005     11.69        12.14      28,964.83
                                             2006     12.14        14.21      39,442.04

BlackRock Money Market Division/(f)/........ 2003     20.89        20.73           0.00
                                             2004     20.73        20.53           0.00
                                             2005     20.53        20.71           0.00
                                             2006     20.71        21.29           0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.15        13.89       1,913.57
                                             2002     13.89        10.71      69,276.42
                                             2003     10.71        15.77     125,325.24
                                             2004     15.77        17.84     131,251.05
                                             2005     17.84        18.22     107,057.96
                                             2006     18.22        20.87      83,495.52

Davis Venture Value Division/(c)/........... 2001     26.45        25.70       1,042.82
                                             2002     25.70        21.06       8,348.55
                                             2003     21.06        27.04      27,361.56
                                             2004     27.04        29.78      43,083.43
                                             2005     29.78        32.22      50,363.72
                                             2006     32.22        36.21      57,658.41

FI International Stock Division/(c)/........ 2001     11.76        10.98       1,298.28
                                             2002     10.98         8.88      17,137.21
                                             2003      8.88        11.16      28,017.90
                                             2004     11.16        12.93      28,339.03
                                             2005     12.93        14.96      25,342.92
                                             2006     14.96        17.09      28,493.39

FI Mid Cap Opportunities Division/(h)/...... 2001     17.89        15.37         502.39
                                             2002     15.37        10.69       5,714.40
                                             2003     10.69        14.13       8,156.23
                                             2004     14.13        16.24      21,466.02
                                             2005     16.24        17.02      19,312.77
                                             2006     17.02        18.68      15,874.21

FI Value Leaders Division/(d)/.............. 2002     21.93        18.00         332.24
                                             2003     18.00        22.41       3,308.58
                                             2004     22.41        24.99       3,475.82
                                             2005     24.99        27.13       4,709.99
                                             2006     27.13        29.79       4,285.98

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.16       $ 8.77           0.00
                                                    2002      8.77         6.21      15,804.88
                                                    2003      6.21         8.83      40,793.11
                                                    2004      8.83         9.65      32,953.14
                                                    2005      9.65         9.90      26,405.22
                                                    2006      9.90        10.68      22,498.07

Harris Oakmark Focused Value Division/(c)/......... 2001     24.58        25.38       1,263.87
                                                    2002     25.38        22.69      27,595.16
                                                    2003     22.69        29.51      59,946.84
                                                    2004     29.51        31.82      72,274.83
                                                    2005     31.82        34.32      65,042.36
                                                    2006     34.32        37.85      62,213.57

Harris Oakmark International Division/(d)/......... 2002     10.57         8.79       8,347.86
                                                    2003      8.79        11.67      12,877.02
                                                    2004     11.67        13.83      17,894.61
                                                    2005     13.83        15.53      27,126.37
                                                    2006     15.53        19.67      45,874.36

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.53        11.34       3,046.37
                                                    2002     11.34         9.55      81,665.64
                                                    2003      9.55        11.75     187,898.97
                                                    2004     11.75        12.85     191,141.96
                                                    2005     12.85        12.42     179,104.51
                                                    2006     12.42        14.39     131,825.95

Jennison Growth Division........................... 2005      3.99         4.78      45,372.85
                                                    2006      4.78         4.82      39,376.17

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.36         4.89           0.00
                                                    2002      4.89         3.41      35,397.61
                                                    2003      3.41         4.21      39,728.83
                                                    2004      4.21         4.32      40,694.70
                                                    2005      4.32         3.95      40,675.99

Lazard Mid-Cap Division/(d)/....................... 2002     11.37         9.63       1,007.93
                                                    2003      9.63        11.95      20,956.54
                                                    2004     11.95        13.43      10,054.92
                                                    2005     13.43        14.28       9,683.75
                                                    2006     14.28        16.09       7,740.24

Legg Mason Aggressive Growth/(e)/.................. 2003      5.51         6.70       9,963.30
                                                    2004      6.70         7.15       6,085.33
                                                    2005      7.15         7.98       5,227.80
                                                    2006      7.98         7.72       5,135.36

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/ /(c)/.... 2001      8.85         7.72           0.00
                                                    2002      7.72         5.25      22,482.17
                                                    2003      5.25         5.51           0.00

Legg Mason Value Equity/(l)/....................... 2006      9.17         9.80     108,987.74

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                      ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c)/ /(l)/.......... 2001    $ 8.64       $ 8.20           0.00
                                                               2002      8.20         6.42       2,412.78
                                                               2003      6.42         7.67      69,949.34
                                                               2004      7.67         8.38     117,348.74
                                                               2005      8.38         8.82     108,896.99
                                                               2006      8.82         9.21     108,721.48

Lehman Brothers(R) Aggregate Bond Index Division/(c)/......... 2001     11.06        11.26       1,381.45
                                                               2002     11.26        12.17     101,636.24
                                                               2003     12.17        12.37     146,566.00
                                                               2004     12.37        12.63     160,937.89
                                                               2005     12.63        12.65     145,025.41
                                                               2006     12.65        12.91     152,282.73

Loomis Sayles Small Cap Division/(c)/......................... 2001     22.29        21.79           0.00
                                                               2002     21.79        16.76       1,484.27
                                                               2003     16.76        22.44       2,345.86
                                                               2004     22.44        25.61       2,256.23
                                                               2005     25.61        26.86       1,844.68
                                                               2006     26.86        30.74       2,132.31

Lord Abbett Bond Debenture Division/(b)/ /(c)/................ 2002     10.58        10.23      13,746.63
                                                               2003     10.23        12.00      39,415.43
                                                               2004     12.00        12.75      33,886.01
                                                               2005     12.75        12.73      31,329.92
                                                               2006     12.73        13.65      31,625.30

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ /(c)/ 2001     10.57        10.30           0.00
                                                               2002     10.30        10.58           0.00

Met/AIM Small Cap Growth Division/(d)/........................ 2002     11.20         8.45           0.00
                                                               2003      8.45        11.53      22,282.93
                                                               2004     11.53        12.07      20,763.27
                                                               2005     12.07        12.86      20,416.74
                                                               2006     12.86        14.43      17,594.89

MetLife Mid Cap Stock Index Division/(c)/..................... 2001     10.38        10.26           0.00
                                                               2002     10.26         8.56      44,477.82
                                                               2003      8.56        11.33      67,406.81
                                                               2004     11.33        12.90      68,381.95
                                                               2005     12.90        14.21      58,401.15
                                                               2006     14.21        15.33      55,706.01

MetLife Stock Index Division/(c)/............................. 2001     36.43        34.34         671.77
                                                               2002     34.34        26.17      41,120.31
                                                               2003     26.17        32.89      79,268.86
                                                               2004     32.89        35.66     118,801.55
                                                               2005     35.66        36.60      89,671.46
                                                               2006     36.60        41.44      74,942.80

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 9.00       $ 8.34           0.00
                                                 2002      8.34         7.24      25,190.05
                                                 2003      7.24         9.39      33,498.87
                                                 2004      9.39        11.04      41,768.42
                                                 2005     11.04        12.63      27,894.46
                                                 2006     12.63        15.73      28,180.50

MFS Total Return Division/(i)/.................. 2004     34.34        37.24           0.00
                                                 2005     37.24        37.62       1,263.35
                                                 2006     37.62        41.36       2,345.10

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.28         8.50       1,841.72
                                                 2002      8.50         6.96      72,511.97
                                                 2003      6.96         9.38     112,355.06
                                                 2004      9.38        11.01     115,802.07
                                                 2005     11.01        12.22      84,285.99
                                                 2006     12.22        15.08      71,440.05

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.21        14.87           0.00
                                                 2002     14.87        13.19      21,689.33
                                                 2003     13.19        17.67      66,851.01
                                                 2004     17.67        21.31      98,462.11
                                                 2005     21.31        23.46     107,470.16
                                                 2006     23.46        25.64      90,273.43

Oppenheimer Global Equity Division/(c)/......... 2001     12.71        11.96       3,103.32
                                                 2002     11.96         9.85      10,581.89
                                                 2003      9.85        12.62      20,427.99
                                                 2004     12.62        14.39      20,725.47
                                                 2005     14.39        16.41      16,532.53
                                                 2006     16.41        18.78      13,384.48

PIMCO Total Return/(c)/......................... 2001     10.23        10.40       1,386.44
                                                 2002     10.40        11.18      82,660.48
                                                 2003     11.18        11.46     166,141.39
                                                 2004     11.46        11.83     121,208.87
                                                 2005     11.83        11.89     132,290.87
                                                 2006     11.89        12.22      86,819.21

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.07           0.00
                                                 2002      6.07         2.94      14,254.00
                                                 2003      2.94         4.55      47,156.95
                                                 2004      4.55         4.28      45,287.82
                                                 2005      4.28         4.67      42,402.55
                                                 2006      4.67         4.83      36,122.67

Russell 2000(R) Index Division/(c)/............. 2001     11.89        11.82         717.97
                                                 2002     11.82         9.22      32,103.24
                                                 2003      9.22        13.22      57,338.41
                                                 2004     13.22        15.26      57,531.84
                                                 2005     15.26        15.65      63,815.41
                                                 2006     15.65        18.09      40,652.10

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.52       $11.37         988.35
                                                       2002     11.37         8.56      30,756.22
                                                       2003      8.56        10.99      55,519.83
                                                       2004     10.99        11.85      52,958.89
                                                       2005     11.85        12.39      49,905.75
                                                       2006     12.39        13.74      46,920.80

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.62         8.22       1,378.37
                                                       2002      8.22         4.52      58,881.91
                                                       2003      4.52         6.07      89,716.97
                                                       2004      6.07         7.04      94,743.41
                                                       2005      7.04         7.92     106,030.37
                                                       2006      7.92         8.28      59,308.89

TT. Rowe Price Small Cap Growth Division/(c)/......... 2001     12.06        11.85           0.00
                                                       2002     11.85         8.52      15,594.55
                                                       2003      8.52        11.77      26,823.96
                                                       2004     11.77        12.83      27,130.09
                                                       2005     12.83        13.97      26,757.08
                                                       2006     13.97        14.22      25,726.37

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     15.16        15.43       1,007.68
                                                       2002     15.43        16.58       5,941.77
                                                       2003     16.58        18.32      26,730.46
                                                       2004     18.32        19.15      31,916.01
                                                       2005     19.15        19.32      48,019.14
                                                       2006     19.32        19.89      45,738.69

Western Asset Management U.S. Government Division/(c)/ 2001     14.10        14.35           0.00
                                                       2002     14.35        15.17      25,521.35
                                                       2003     15.17        15.13      41,839.55
                                                       2004     15.13        15.28      39,518.29
                                                       2005     15.28        15.24      38,078.20
                                                       2006     15.24        15.57      33,343.12

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.00 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      9,595.57

American Funds Global Small Capitalization Division/(c)/ 2001     13.53        13.18          0.00
                                                         2002     13.18        10.44      1,924.46
                                                         2003     10.44        15.69      2,413.26
                                                         2004     15.69        18.56      4,253.14
                                                         2005     18.56        22.77      3,720.80
                                                         2006     22.77        27.65      3,462.82

American Funds Growth Division/(c)/..................... 2001    111.07       100.35          0.00
                                                         2002    100.35        74.19        775.60
                                                         2003     74.19        99.35      1,311.12
                                                         2004     99.35       109.38      1,952.69
                                                         2005    109.38       124.40      1,814.05
                                                         2006    124.40       134.20      1,100.43

American Funds Growth-Income Division/(c)/.............. 2001     77.93        74.64          0.00
                                                         2002     74.64        59.65         56.63
                                                         2003     59.65        77.32        453.38
                                                         2004     77.32        83.52      1,755.10
                                                         2005     83.52        86.51      2,396.81
                                                         2006     86.51        97.55      2,471.57

BlackRock Aggressive Growth Division/(c)/............... 2001     34.32        32.29          0.00
                                                         2002     32.29        22.53          0.00
                                                         2003     22.53        31.06        454.93
                                                         2004     31.06        34.33        609.77
                                                         2005     34.33        37.20        168.68
                                                         2006     37.20        38.85        280.97

BlackRock Bond Income Division/(a)/..................... 2002     38.06        40.00        845.31
                                                         2003     40.00        41.44      2,036.78
                                                         2004     41.44        42.35      2,439.73
                                                         2005     42.35        42.45      2,435.95
                                                         2006     42.45        43.39      2,336.62

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     36.81        37.73          0.00
                                                         2002     37.73        38.10          0.00

BlackRock Diversified Division/(c)/..................... 2001     33.93        32.99          0.00
                                                         2002     32.99        27.83        110.91
                                                         2003     27.83        32.85      2,511.68
                                                         2004     32.85        34.87      3,197.98
                                                         2005     34.87        35.19      3,169.34
                                                         2006     35.19        38.05      2,843.78

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $63.28       $58.91          0.00
                                             2002     58.91        42.61        172.39
                                             2003     42.61        54.32        439.64
                                             2004     54.32        58.94        440.30
                                             2005     58.94        59.77        438.56
                                             2006     59.77        66.74        262.09

BlackRock Large Cap Value Division.......... 2002     10.00         7.89          0.00
                                             2003      7.89        10.47          0.00
                                             2004     10.47        11.63      3,355.84
                                             2005     11.63        12.05      3,253.52
                                             2006     12.05        14.08     10,312.76

BlackRock Money Market Division/(f)/........ 2003     20.09        19.90          0.00
                                             2004     19.90        19.67          0.00
                                             2005     19.67        19.81          0.00
                                             2006     19.81        20.32          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.12        13.85          0.00
                                             2002     13.85        10.66      6,524.30
                                             2003     10.66        15.66      9,114.63
                                             2004     15.66        17.68     10,966.08
                                             2005     17.68        18.02      9,004.66
                                             2006     18.02        20.60      4,338.64

Davis Venture Value Division/(c)/........... 2001     26.10        25.33          0.00
                                             2002     25.33        20.72      2,606.09
                                             2003     20.72        26.55      2,989.29
                                             2004     26.55        29.18      3,062.57
                                             2005     29.18        31.51      3,023.48
                                             2006     31.51        35.34         83.25

FI International Stock Division/(c)/........ 2001     11.52        10.75          0.00
                                             2002     10.75         8.68      5,786.60
                                             2003      8.68        10.88      6,601.98
                                             2004     10.88        12.58      6,573.98
                                             2005     12.58        14.53      7,616.03
                                             2006     14.53        16.56      2,330.33

FI Mid Cap Opportunities Division/(h)/...... 2001     17.73        15.22          0.00
                                             2002     15.22        10.57      6,002.79
                                             2003     10.57        13.94      6,760.48
                                             2004     13.94        15.99      6,680.92
                                             2005     15.99        16.73      6,442.97
                                             2006     16.73        18.31      1,543.32

FI Value Leaders Division/(d)/.............. 2002     21.54        17.65          0.00
                                             2003     17.65        21.93          0.00
                                             2004     21.93        24.42          0.00
                                             2005     24.42        26.45          0.00
                                             2006     26.45        28.98        489.13

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                           ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/.. 2001    $ 9.16       $ 8.76          0.00
                                                    2002      8.76         6.19          0.00
                                                    2003      6.19         8.78      1,775.24
                                                    2004      8.78         9.57      2,836.43
                                                    2005      9.57         9.81        222.62
                                                    2006      9.81        10.56        719.67
Harris Oakmark Focused Value Division/(c)/......... 2001     24.17        24.94          0.00
                                                    2002     24.94        22.25      2,762.36
                                                    2003     22.25        28.89      4,464.34
                                                    2004     28.89        31.08      5,088.39
                                                    2005     31.08        33.46      4,099.48
                                                    2006     33.46        36.83      1,448.01

Harris Oakmark International Division/(d)/......... 2002     10.56         8.77          0.00
                                                    2003      8.77        11.62          0.00
                                                    2004     11.62        13.74      2,210.94
                                                    2005     13.74        15.39      1,658.00
                                                    2006     15.39        19.47      5,010.11

Harris Oakmark Large Cap Value Division/(c)/....... 2001     11.46        11.27          0.00
                                                    2002     11.27         9.47      2,408.09
                                                    2003      9.47        11.63      4,948.30
                                                    2004     11.63        12.69      6,244.20
                                                    2005     12.69        12.25      8,161.31
                                                    2006     12.25        14.16      6,599.62

Jennison Growth Division/(c)/ /(g)/................ 2005      3.95         4.73          0.00
                                                    2006      4.73         4.76      1,264.20

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c)/ /(g)/ 2001      5.35         4.87          0.00
                                                    2002      4.87         3.39          0.00
                                                    2003      3.39         4.18          0.00
                                                    2004      4.18         4.28          0.53
                                                    2005      4.28         3.91          0.00

Lazard Mid-Cap Division/(d)/....................... 2002     11.35         9.60          0.00
                                                    2003      9.60        11.89          0.00
                                                    2004     11.89        13.34        267.45
                                                    2005     13.34        14.16        266.14
                                                    2006     14.16        15.92      1,587.63

Legg Mason Aggressive Growth/(e)/.................. 2003      5.49         6.67        320.69
                                                    2004      6.67         7.10        284.39
                                                    2005      7.10         7.91        250.21
                                                    2006      7.91         7.63      2,061.90

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/.......... 2001      8.85         7.71          0.00
                                                    2002      7.71         5.24          0.00
                                                    2003      5.24         5.49          0.00

Legg Mason Value Equity/(l)/....................... 2006      9.04         9.66        302.93

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.60       $ 8.16          0.00
                                                         2002      8.16         6.38          0.00
                                                         2003      6.38         7.60          0.00
                                                         2004      7.60         8.28          0.00
                                                         2005      8.28         8.70          0.00
                                                         2006      8.70         9.08          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     11.00        11.19          0.00
                                                         2002     11.19        12.07      5,472.32
                                                         2003     12.07        12.24     16,394.16
                                                         2004     12.24        12.47     41,555.07
                                                         2005     12.47        12.47     54,822.25
                                                         2006     12.47        12.70     31,065.87

Loomis Sayles Small Cap Division/(c)/................... 2001     21.97        21.45          0.00
                                                         2002     21.45        16.48          0.00
                                                         2003     16.48        22.01        214.38
                                                         2004     22.01        25.07        214.24
                                                         2005     25.07        26.24        214.00
                                                         2006     26.24        29.97        214.00

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.47        10.11          0.00
                                                         2003     10.11        11.83      1,134.38
                                                         2004     11.83        12.55      1,509.40
                                                         2005     12.55        12.50      1,755.64
                                                         2006     12.50        13.38      1,440.03

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.48        10.20          0.00
                                                         2002     10.20        10.47          0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.19         8.43          0.00
                                                         2003      8.43        11.48        413.02
                                                         2004     11.48        11.99        412.75
                                                         2005     11.99        12.75        412.27
                                                         2006     12.75        14.28      1,899.08

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.36        10.23          0.00
                                                         2002     10.23         8.52        992.19
                                                         2003      8.52        11.25      3,230.22
                                                         2004     11.25        12.78      6,267.43
                                                         2005     12.78        14.05      6,188.02
                                                         2006     14.05        15.13      3,740.18

MetLife Stock Index Division/(c)/....................... 2001     35.62        33.55          0.00
                                                         2002     33.55        25.51      1,060.52
                                                         2003     25.51        32.01      2,923.26
                                                         2004     32.01        34.63     13,535.30
                                                         2005     34.63        35.47     16,936.73
                                                         2006     35.47        40.08      6,983.96

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.99       $ 8.33          0.00
                                                 2002      8.33         7.21          0.00
                                                 2003      7.21         9.34          0.00
                                                 2004      9.34        10.95          0.00
                                                 2005     10.95        12.51      1,850.40
                                                 2006     12.51        15.55      2,305.10
MFS Total Return Division/(i)/.................. 2004     33.19        35.95          0.00
                                                 2005     35.95        36.24      1,335.09
                                                 2006     36.24        39.77      1,335.09

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.23         8.45          0.00
                                                 2002      8.45         6.90          0.00
                                                 2003      6.90         9.29      4,323.55
                                                 2004      9.29        10.87      8,964.83
                                                 2005     10.87        12.05     12,782.49
                                                 2006     12.05        14.84      6,111.42

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.12        14.78          0.00
                                                 2002     14.78        13.08        177.81
                                                 2003     13.08        17.49      1,230.14
                                                 2004     17.49        21.05      1,765.76
                                                 2005     21.05        23.12      3,214.66
                                                 2006     23.12        25.22      3,831.25

Oppenheimer Global Equity Division/(c)/......... 2001     12.59        11.85          0.00
                                                 2002     11.85         9.74          0.00
                                                 2003      9.74        12.44        547.20
                                                 2004     12.44        14.17        479.01
                                                 2005     14.17        16.13      1,697.51
                                                 2006     16.13        18.42      3,598.41

PIMCO Total Return Division/(c)/................ 2001     10.22        10.38          0.00
                                                 2002     10.38        11.13      3,936.79
                                                 2003     11.13        11.40     11,880.53
                                                 2004     11.40        11.74     13,066.53
                                                 2005     11.74        11.77     13,723.33
                                                 2006     11.77        12.08     14,073.96

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.03         6.06          0.00
                                                 2002      6.06         2.93          0.00
                                                 2003      2.93         4.53      4,806.36
                                                 2004      4.53         4.24          0.00
                                                 2005      4.24         4.63          0.00
                                                 2006      4.63         4.78        967.60

Russell 2000(R) Index Division/(c)/............. 2001     11.83        11.74          0.00
                                                 2002     11.74         9.14      2,798.90
                                                 2003      9.14        13.08      5,896.70
                                                 2004     13.08        15.07      6,033.56
                                                 2005     15.07        15.42      4,282.04
                                                 2006     15.42        17.80      5,025.33

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.46       $11.30          0.00
                                                       2002     11.30         8.49      5,921.78
                                                       2003      8.49        10.87      5,922.19
                                                       2004     10.87        11.70      5,976.83
                                                       2005     11.70        12.21      6,377.58
                                                       2006     12.21        13.52     13,757.83

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.61         8.21          0.00
                                                       2002      8.21         4.50      1,547.88
                                                       2003      4.50         6.03      1,406.52
                                                       2004      6.03         6.98      3,021.87
                                                       2005      6.98         7.84      5,052.18
                                                       2006      7.84         8.18      7,793.61

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     11.95        11.73          0.00
                                                       2002     11.73         8.42      6,141.65
                                                       2003      8.42        11.61      7,404.75
                                                       2004     11.61        12.63      6,865.52
                                                       2005     12.63        13.72      6,132.62
                                                       2006     13.72        13.95          0.02

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     14.96        15.21          0.00
                                                       2002     15.21        16.31        985.57
                                                       2003     16.31        17.98      2,048.81
                                                       2004     17.98        18.77      2,763.31
                                                       2005     18.77        18.89      2,903.70
                                                       2006     18.89        19.42      2,839.65

Western Asset Management U.S. Government Division/(c)/ 2001     13.91        14.15          0.00
                                                       2002     14.15        14.93      3,587.44
                                                       2003     14.93        14.86     12,134.34
                                                       2004     14.86        14.97     10,947.76
                                                       2005     14.97        14.91      9,359.71
                                                       2006     14.91        15.19      8,630.77

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.15 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      1,871.50

American Funds Global Small Capitalization Division/(c)/ 2001     13.46        13.10          0.00
                                                         2002     13.10        10.36        240.07
                                                         2003     10.36        15.55      2,826.25
                                                         2004     15.55        18.37      8,233.81
                                                         2005     18.37        22.51     10,408.87
                                                         2006     22.51        27.29     10,006.16

American Funds Growth Division/(c)/..................... 2001    108.20        97.69          0.00
                                                         2002     97.69        72.12        296.99
                                                         2003     72.12        96.42      1,763.09
                                                         2004     96.42       106.00      6,382.60
                                                         2005    106.00       120.37      4,184.29
                                                         2006    120.37       129.66      4,691.87

American Funds Growth-Income Division/(c)/.............. 2001     75.91        72.66          0.00
                                                         2002     72.66        57.98          0.00
                                                         2003     57.98        75.04      1,645.67
                                                         2004     75.04        80.94      3,961.92
                                                         2005     80.94        83.72      5,156.55
                                                         2006     83.72        94.26      3,541.86

BlackRock Aggressive Growth Division/(c)/............... 2001     33.64        31.63          0.00
                                                         2002     31.63        22.04          0.00
                                                         2003     22.04        30.33        425.58
                                                         2004     30.33        33.48        850.72
                                                         2005     33.48        36.23        858.28
                                                         2006     36.23        37.78      1,109.56

BlackRock Bond Income Division/(a)/..................... 2002     37.00        38.84         35.75
                                                         2003     38.84        40.18      2,822.79
                                                         2004     40.18        41.01      3,346.62
                                                         2005     41.01        41.04      3,149.42
                                                         2006     41.04        41.88      1,292.51

BlackRock Bond Income Division
  (formerly SSR Income Class E)/(a)/.................... 2001     35.82        36.70          0.00
                                                         2002     36.70        37.04          0.00

BlackRock Diversified Division/(c)/..................... 2001     33.17        32.24          0.00
                                                         2002     32.24        27.15        184.32
                                                         2003     27.15        32.00        495.06
                                                         2004     32.00        33.91      2,899.19
                                                         2005     33.91        34.17      2,785.83
                                                         2006     34.17        36.90      2,581.19

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $61.58       $57.30          0.00
                                             2002     57.30        41.38          0.00
                                             2003     41.38        52.67        434.96
                                             2004     52.67        57.06      1,002.21
                                             2005     57.06        57.78        922.91
                                             2006     57.78        64.42        711.47

BlackRock Large Cap Value Division.......... 2002     10.00         7.88         24.24
                                             2003      7.88        10.44      1,990.50
                                             2004     10.44        11.58      4,304.63
                                             2005     11.58        11.98      3,251.04
                                             2006     11.98        13.98      4,326.66

BlackRock Money Market Division/(f)/........ 2003     19.50        19.30          0.00
                                             2004     19.30        19.05          0.00
                                             2005     19.05        19.15          0.00
                                             2006     19.15        19.62          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.10        13.82          0.00
                                             2002     13.82        10.62      2,143.21
                                             2003     10.62        15.58      9,447.33
                                             2004     15.58        17.56     27,095.80
                                             2005     17.56        17.87     22,089.70
                                             2006     17.87        20.40     18,411.53

Davis Venture Value Division/(c)/........... 2001     25.83        25.06          0.00
                                             2002     25.06        20.47      1,028.09
                                             2003     20.47        26.19        576.86
                                             2004     26.19        28.74      3,927.86
                                             2005     28.74        30.99      5,199.63
                                             2006     30.99        34.70      7,278.24

FI International Stock Division/(c)/........ 2001     11.35        10.57          0.00
                                             2002     10.57         8.52      2,244.21
                                             2003      8.52        10.67         27.97
                                             2004     10.67        12.33        617.87
                                             2005     12.33        14.21        658.04
                                             2006     14.21        16.18      3,385.08

FI Mid Cap Opportunities Division/(h)/...... 2001     17.61        15.11          0.00
                                             2002     15.11        10.48      1,692.97
                                             2003     10.48        13.80        296.55
                                             2004     13.80        15.80      3,813.48
                                             2005     15.80        16.51      4,062.73
                                             2006     16.51        18.04      4,623.65

FI Value Leaders Division/(d)/.............. 2002     21.25        17.40          0.00
                                             2003     17.40        21.59          0.00
                                             2004     21.59        23.99      1,202.31
                                             2005     23.99        25.96      1,145.45
                                             2006     25.96        28.39      1,455.08

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.15       $ 8.75          0.00
                                                  2002      8.75         6.18          0.00
                                                  2003      6.18         8.75      1,312.42
                                                  2004      8.75         9.52      1,147.74
                                                  2005      9.52         9.74      1,355.21
                                                  2006      9.74        10.47      2,171.96

Harris Oakmark Focused Value Division/(c)/....... 2001     23.88        24.62          0.00
                                                  2002     24.62        21.93      1,132.57
                                                  2003     21.93        28.43      1,495.33
                                                  2004     28.43        30.54     12,861.04
                                                  2005     30.54        32.83      5,019.92
                                                  2006     32.83        36.08      3,241.62

Harris Oakmark International Division/(d)/....... 2002     10.55         8.75          0.00
                                                  2003      8.75        11.58      1,287.18
                                                  2004     11.58        13.68      3,382.58
                                                  2005     13.68        15.30      5,903.70
                                                  2006     15.30        19.31      6,915.16

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.42        11.22          0.00
                                                  2002     11.22         9.41        452.22
                                                  2003      9.41        11.54      3,728.72
                                                  2004     11.54        12.57     12,975.29
                                                  2005     12.57        12.12     18,178.87
                                                  2006     12.12        13.99     11,545.93

Jennison Growth Division/(c) (g)/................ 2005      3.92         4.69        613.27
                                                  2006      4.69         4.71      2,641.14

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.34         4.86          0.00
                                                  2002      4.86         3.37          0.00
                                                  2003      3.37         4.15        630.84
                                                  2004      4.15         4.25        635.91
                                                  2005      4.25         3.88        650.49

Lazard Mid-Cap Division/(d)/..................... 2002     11.34         9.58          0.00
                                                  2003      9.58        11.85        493.67
                                                  2004     11.85        13.28      1,730.31
                                                  2005     13.28        14.07      2,180.30
                                                  2006     14.07        15.80      2,308.34

Legg Mason Aggressive Growth/(e)/................ 2003      5.48         6.64        402.51
                                                  2004      6.64         7.06        194.20
                                                  2005      7.06         7.86        185.19
                                                  2006      7.86         7.56        206.43

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2001      8.85         7.70          0.00
                                                  2002      7.70         5.22          0.00
                                                  2003      5.22         5.48          0.00

Legg Mason Value Equity/(l)/..................... 2006      8.94         9.54      1,202.39

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(l)/.......... 2001    $ 8.57       $ 8.13          0.00
                                                         2002      8.13         6.34          0.00
                                                         2003      6.34         7.54        207.67
                                                         2004      7.54         8.21      1,207.29
                                                         2005      8.21         8.61      1,358.85
                                                         2006      8.61         8.98      1,366.05

Lehman Brothers(R) Aggregate Bond Index Division/(c)/... 2001     10.96        11.14          0.00
                                                         2002     11.14        11.99      1,056.41
                                                         2003     11.99        12.15      6,167.36
                                                         2004     12.15        12.36     11,393.30
                                                         2005     12.36        12.34      9,533.73
                                                         2006     12.34        12.54      7,303.60

Loomis Sayles Small Cap Division/(c)/................... 2001     21.73        21.21          0.00
                                                         2002     21.21        16.26          0.00
                                                         2003     16.26        21.69        505.85
                                                         2004     21.69        24.67        676.53
                                                         2005     24.67        25.78        178.26
                                                         2006     25.78        29.40      1,029.23

Lord Abbett Bond Debenture Division/(b)/................ 2002     10.39        10.02          0.00
                                                         2003     10.02        11.71        859.65
                                                         2004     11.71        12.41      4,690.20
                                                         2005     12.41        12.34      5,496.81
                                                         2006     12.34        13.19      5,721.09

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b)/ 2001     10.41        10.12          0.00
                                                         2002     10.12        10.39          0.00

Met/AIM Small Cap Growth Division/(c)/.................. 2002     11.18         8.41          0.00
                                                         2003      8.41        11.44        232.04
                                                         2004     11.44        11.94        619.11
                                                         2005     11.94        12.67        463.28
                                                         2006     12.67        14.17      1,825.21

MetLife Mid Cap Stock Index Division/(c)/............... 2001     10.34        10.20          0.00
                                                         2002     10.20         8.48        328.42
                                                         2003      8.48        11.19      8,534.44
                                                         2004     11.19        12.70      9,894.38
                                                         2005     12.70        13.94      8,547.95
                                                         2006     13.94        14.99      7,069.68

MetLife Stock Index Division/(c)/....................... 2001     35.02        32.96          0.00
                                                         2002     32.96        25.03        128.39
                                                         2003     25.03        31.36      4,508.64
                                                         2004     31.36        33.88      9,215.95
                                                         2005     33.88        34.65      9,114.63
                                                         2006     34.65        39.09      8,751.17

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.98       $ 8.32          0.00
                                                 2002      8.32         7.19          0.00
                                                 2003      7.19         9.30          0.00
                                                 2004      9.30        10.89      1,890.90
                                                 2005     10.89        12.42      2,132.40
                                                 2006     12.42        15.41      4,003.04

MFS Total Return Division/(i)/.................. 2004     32.35        35.01        882.32
                                                 2005     35.01        35.24      3,087.82
                                                 2006     35.24        38.61      4,528.37

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.19         8.41          0.00
                                                 2002      8.41         6.86          0.00
                                                 2003      6.86         9.22      4,989.68
                                                 2004      9.22        10.77      6,126.00
                                                 2005     10.77        11.92      6,323.60
                                                 2006     11.92        14.66      9,356.52

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.06        14.71          0.00
                                                 2002     14.71        13.00         15.10
                                                 2003     13.00        17.35      2,461.55
                                                 2004     17.35        20.85      6,286.78
                                                 2005     20.85        22.88     11,425.30
                                                 2006     22.88        24.92     10,992.12

Oppenheimer Global Equity Division/(c)/......... 2001     12.51        11.76          0.00
                                                 2002     11.76         9.65        510.64
                                                 2003      9.65        12.32      4,353.82
                                                 2004     12.32        14.00      2,880.34
                                                 2005     14.00        15.91      1,804.42
                                                 2006     15.91        18.15      2,621.75

PIMCO Total Return Division/(c)/................ 2001     10.21        10.37          0.00
                                                 2002     10.37        11.10      5,560.30
                                                 2003     11.10        11.35     13,991.48
                                                 2004     11.35        11.67     19,241.45
                                                 2005     11.67        11.69     21,778.69
                                                 2006     11.69        11.97     15,981.58

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.02         6.05          0.00
                                                 2002      6.05         2.92          0.00
                                                 2003      2.92         4.51      2,525.77
                                                 2004      4.51         4.22     10,928.51
                                                 2005      4.22         4.59     15,970.17
                                                 2006      4.59         4.74     10,067.59

Russell 2000(R) Index Division/(c)/............. 2001     11.78        11.69          0.00
                                                 2002     11.69         9.08          0.00
                                                 2003      9.08        12.98      3,159.74
                                                 2004     12.98        14.93      8,039.99
                                                 2005     14.93        15.26      7,340.29
                                                 2006     15.26        17.58      6,784.95

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.41       $11.25          0.00
                                                       2002     11.25         8.44          0.00
                                                       2003      8.44        10.79      4,857.53
                                                       2004     10.79        11.59      7,296.27
                                                       2005     11.59        12.08      2,894.32
                                                       2006     12.08        13.36      3,096.27

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.61         8.20          0.00
                                                       2002      8.20         4.49          0.00
                                                       2003      4.49         6.01      2,791.91
                                                       2004      6.01         6.94      4,347.21
                                                       2005      6.94         7.79      7,750.61
                                                       2006      7.79         8.11     12,151.86

T. Rowe Price Small Cap Growth Division/(c)/.......... 2001     11.87        11.65          0.00
                                                       2002     11.65         8.34      2,647.73
                                                       2003      8.34        11.49      3,662.29
                                                       2004     11.49        12.48      7,272.47
                                                       2005     12.48        13.54      7,167.74
                                                       2006     13.54        13.74      7,577.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     14.81        15.05          0.00
                                                       2002     15.05        16.11      1,370.65
                                                       2003     16.11        17.74      4,368.70
                                                       2004     17.74        18.48     15,634.08
                                                       2005     18.48        18.58     27,090.19
                                                       2006     18.58        19.06     19,229.37

Western Asset Management U.S. Government Division/(c)/ 2001     13.77        14.00          0.00
                                                       2002     14.00        14.74      3,214.41
                                                       2003     14.74        14.65      1,396.86
                                                       2004     14.65        14.74      3,657.61
                                                       2005     14.74        14.66      5,346.73
                                                       2006     14.66        14.92      4,542.12

                        GROUP I--PREFERENCE PLUS SELECT
                      E SHARE AND AMERICAN FUNDS CLASS 2
                   CONTRACTS PURCHASED PRIOR TO MAY 1, 2003
                         2.20 SEPARATE ACCOUNT CHARGE




                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.......................... 2006   $ 13.60      $ 14.19      2,123.12

American Funds Global Small Capitalization Division/(c)/... 2001     13.44        13.08          0.00
                                                            2002     13.08        10.34      6,017.75
                                                            2003     10.34        15.51      8,364.02
                                                            2004     15.51        18.31          0.00
                                                            2005     18.31        22.42     14,287.71
                                                            2006     22.42        27.18     13,354.79

American Funds Growth Division/(c)/........................ 2001    107.26        96.82          0.00
                                                            2002     96.82        71.44      2,150.86
                                                            2003     71.44        95.47      4,971.32
                                                            2004     95.47       104.90          0.00
                                                            2005    104.90       119.06      5,197.63
                                                            2006    119.06       128.19      3,907.04

American Funds Growth-Income Division/(c)/................. 2001     75.25        72.01          0.00
                                                            2002     72.01        57.44      3,220.38
                                                            2003     57.44        74.30      5,358.01
                                                            2004     74.30        80.10          0.00
                                                            2005     80.10        82.80      6,733.74
                                                            2006     82.80        93.18      5,902.55

BlackRock Aggressive Growth Division/(c)/.................. 2001     33.42        31.42          0.00
                                                            2002     31.42        21.88      1,855.91
                                                            2003     21.88        30.10      2,253.24
                                                            2004     30.10        33.20      1,610.53
                                                            2005     33.20        35.91      1,275.09
                                                            2006     35.91        37.43      1,200.71

BlackRock Bond Income Division/(a) (c)/.................... 2002     36.65        38.47      3,111.33
                                                            2003     38.47        39.77      6,381.98
                                                            2004     39.77        40.57      4,739.42
                                                            2005     40.57        40.58      3,844.39
                                                            2006     40.58        41.39      3,834.33
BlackRock Bond Income Division
  (formerly State Street Research Income Division)/(a) (c)/ 2001     35.50        36.36          0.00
                                                            2002     36.36        36.69          0.00

BlackRock Diversified Division/(c)/........................ 2001     32.92        31.99          0.00
                                                            2002     31.99        26.93      2,010.35
                                                            2003     26.93        31.72      6,110.02
                                                            2004     31.72        33.60      9,242.23
                                                            2005     33.60        33.84      7,562.23
                                                            2006     33.84        36.53      4,814.42

                                                  BEGINNING OF               NUMBER OF
                                                      YEAR     END OF YEAR  ACCUMULATION
                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                    ---- ------------ ------------ ------------
BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/ 2001    $61.03       $56.77          0.00
                                             2002     56.77        40.98      1,479.10
                                             2003     40.98        52.13      3,887.90
                                             2004     52.13        56.45      2,986.47
                                             2005     56.45        57.13      2,793.92
                                             2006     57.13        63.67      2,571.59

BlackRock Large Cap Value Division/(d)/..... 2002     10.00         7.88          0.00
                                             2003      7.88        10.44      2,991.68
                                             2004     10.44        11.57      2,375.07
                                             2005     11.57        11.96      2,491.95
                                             2006     11.96        13.95     13,309.15

BlackRock Money Market Division/(f)/........ 2003     19.31        19.11          0.00
                                             2004     19.11        18.84          0.00
                                             2005     18.84        18.94          0.00
                                             2006     18.94        19.39          0.00

BlackRock Strategic Value Division/(c)/..... 2001     14.09        13.81          0.00
                                             2002     13.81        10.60     22,554.06
                                             2003     10.60        15.55     42,084.70
                                             2004     15.55        17.52     38,252.34
                                             2005     17.52        17.82     34,201.05
                                             2006     17.82        20.34     25,485.16

Davis Venture Value Division/(c)/........... 2001     25.75        24.97          0.00
                                             2002     24.97        20.38      3,703.42
                                             2003     20.38        26.07      5,496.37
                                             2004     26.07        28.60      4,415.95
                                             2005     28.60        30.81      4,184.02
                                             2006     30.81        34.49      4,121.65

FI International Stock Division/(c)/........ 2001     11.29        10.52          0.00
                                             2002     10.52         8.48      4,166.94
                                             2003      8.48        10.60      5,892.03
                                             2004     10.60        12.24      5,831.75
                                             2005     12.24        14.11      6,998.46
                                             2006     14.11        16.05      6,823.83

FI Mid Cap Opportunities Division/(h)/...... 2001     17.57        15.08          0.00
                                             2002     15.08        10.45        402.13
                                             2003     10.45        13.75      1,344.02
                                             2004     13.75        15.74      5,351.17
                                             2005     15.74        16.43      6,944.69
                                             2006     16.43        17.95      5,802.84

FI Value Leaders Division/(d)/.............. 2002     21.15        17.32          0.00
                                             2003     17.32        21.47        161.31
                                             2004     21.47        23.85        107.46
                                             2005     23.85        25.79        155.91
                                             2006     25.79        28.20        502.38

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
Franklin Templeton Small Cap Growth Division/(c)/ 2001    $ 9.15       $ 8.74          0.00
                                                  2002      8.74         6.17          0.00
                                                  2003      6.17         8.74      3,807.57
                                                  2004      8.74         9.50      2,792.68
                                                  2005      9.50         9.71      2,264.89
                                                  2006      9.71        10.44      2,225.35

Harris Oakmark Focused Value Division/(c)/....... 2001     23.78        24.51          0.00
                                                  2002     24.51        21.82      8,486.56
                                                  2003     21.82        28.28      9,934.08
                                                  2004     28.28        30.37     10,655.30
                                                  2005     30.37        32.62     11,623.48
                                                  2006     32.62        35.84      7,019.33

Harris Oakmark International Division/(d)/....... 2002     10.54         8.75      1,214.74
                                                  2003      8.75        11.56      3,729.27
                                                  2004     11.56        13.65      4,545.10
                                                  2005     13.65        15.27      5,027.55
                                                  2006     15.27        19.26      9,330.71

Harris Oakmark Large Cap Value Division/(c)/..... 2001     11.40        11.20          0.00
                                                  2002     11.20         9.39     14,718.96
                                                  2003      9.39        11.51     24,514.92
                                                  2004     11.51        12.54     21,300.79
                                                  2005     12.54        12.07     16,456.08
                                                  2006     12.07        13.93     16,814.27

Jennison Growth Division......................... 2005      3.91         4.68      6,326.30
                                                  2006      4.68         4.69      5,318.54

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2001      5.33         4.85          0.00
                                                  2002      4.85         3.37      5,281.47
                                                  2003      3.37         4.15      6,769.50
                                                  2004      4.15         4.24      6,901.45
                                                  2005      4.24         3.87      6,737.43

Lazard Mid-Cap Division/(d)/..................... 2002     11.34         9.58          0.00
                                                  2003      9.58        11.84      2,804.64
                                                  2004     11.84        13.26      2,127.48
                                                  2005     13.26        14.04      2,161.09
                                                  2006     14.04        15.76        615.42

Legg Mason Aggressive Growth/(e)/................ 2003      5.47         6.63      8,195.17
                                                  2004      6.63         7.05      7,495.14
                                                  2005      7.05         7.84      6,267.96
                                                  2006      7.84         7.54      5,153.09

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e) (c)/.... 2001      8.84         7.70          0.00
                                                  2002      7.70         5.22      7,371.34
                                                  2003      5.22         5.47          0.00

Legg Mason Value Equity/(l)/..................... 2006      8.91         9.51      1,956.46

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/.......... 2001    $ 8.56       $ 8.11          0.00
                                                             2002      8.11         6.33          0.00
                                                             2003      6.33         7.52          0.00
                                                             2004      7.52         8.19      2,025.85
                                                             2005      8.19         8.58      2,100.49
                                                             2006      8.58         8.95      2,138.79

Lehman Brothers(R) Aggregate Bond Index Division/(c)/....... 2001     10.94        11.12          0.00
                                                             2002     11.12        11.97     17,151.54
                                                             2003     11.97        12.12     28,736.67
                                                             2004     12.12        12.32     35,371.12
                                                             2005     12.32        12.29     35,569.45
                                                             2006     12.29        12.49     37,573.50

Loomis Sayles Small Cap Division/(c)/....................... 2001     21.65        21.13          0.00
                                                             2002     21.13        16.19        508.53
                                                             2003     16.19        21.59        538.84
                                                             2004     21.59        24.54        475.57
                                                             2005     24.54        25.63        353.93
                                                             2006     25.63        29.22        272.81

Lord Abbett Bond Debenture Division/(b) (c)/................ 2002     10.36        10.00      6,533.47
                                                             2003     10.00        11.67      8,956.29
                                                             2004     11.67        12.36      7,789.76
                                                             2005     12.36        12.28      7,845.59
                                                             2006     12.28        13.12      8,409.75

Lord Abbett Bond Debenture Division
  (formerly Loomis Sayles High Yield Bond Division)/(b) (c)/ 2001     10.39        10.10          0.00
                                                             2002     10.10        10.36          0.00

Met/AIM Small Cap Growth Division/(d)/...................... 2002     11.18         8.40         20.25
                                                             2003      8.40        11.43        191.63
                                                             2004     11.43        11.92        645.80
                                                             2005     11.92        12.65        706.69
                                                             2006     12.65        14.13      1,007.57

MetLife Mid Cap Stock Index Division/(c)/................... 2001     10.34        10.20          0.00
                                                             2002     10.20         8.47      9,926.19
                                                             2003      8.47        11.17     16,315.81
                                                             2004     11.17        12.67     13,786.33
                                                             2005     12.67        13.90     12,756.91
                                                             2006     13.90        14.94      9,929.96

MetLife Stock Index Division/(c)/........................... 2001     34.82        32.77          0.00
                                                             2002     32.77        24.87      6,758.16
                                                             2003     24.87        31.14     15,955.01
                                                             2004     31.14        33.63     20,967.77
                                                             2005     33.63        34.38     26,625.93
                                                             2006     34.38        38.77     20,787.02

                                                      BEGINNING OF               NUMBER OF
                                                          YEAR     END OF YEAR  ACCUMULATION
                                                      ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                        ---- ------------ ------------ ------------
MFS Research International Division/(c)/........ 2001    $ 8.98       $ 8.31          0.00
                                                 2002      8.31         7.18      3,596.07
                                                 2003      7.18         9.28      8,062.95
                                                 2004      9.28        10.87      7,188.80
                                                 2005     10.87        12.39      6,999.89
                                                 2006     12.39        15.37     11,802.81

MFS Total Return Division/(i)/.................. 2004     32.08        34.70         28.24
                                                 2005     34.70        34.91        775.56
                                                 2006     34.91        38.23        924.44

Morgan Stanley EAFE(R) Index Division/(c)/...... 2001      9.18         8.39          0.00
                                                 2002      8.39         6.84     13,188.48
                                                 2003      6.84         9.19     20,222.04
                                                 2004      9.19        10.74     11,997.31
                                                 2005     10.74        11.88     17,771.03
                                                 2006     11.88        14.60     10,125.99

Neuberger Berman Mid Cap Value Division/(c)/.... 2001     15.04        14.69          0.00
                                                 2002     14.69        12.97        663.30
                                                 2003     12.97        17.31      5,687.88
                                                 2004     17.31        20.79      5,466.33
                                                 2005     20.79        22.79      7,226.74
                                                 2006     22.79        24.82      6,017.67

Oppenheimer Global Equity Division/(c)/......... 2001     12.48        11.73          0.00
                                                 2002     11.73         9.62      7,140.87
                                                 2003      9.62        12.28      8,734.24
                                                 2004     12.28        13.95      6,007.99
                                                 2005     13.95        15.84      5,967.34
                                                 2006     15.84        18.06      5,479.88

PIMCO Total Return/(c)/......................... 2001     10.21        10.37          0.00
                                                 2002     10.37        11.09     12,766.34
                                                 2003     11.09        11.33     37,892.75
                                                 2004     11.33        11.65     24,908.18
                                                 2005     11.65        11.66     26,177.95
                                                 2006     11.66        11.94     23,791.41

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/ 2001      7.02         6.05          0.00
                                                 2002      6.05         2.92     11,803.14
                                                 2003      2.92         4.50     14,996.40
                                                 2004      4.50         4.21     16,099.39
                                                 2005      4.21         4.58     15,790.77
                                                 2006      4.58         4.72     22,838.98

Russell 2000(R) Index Division/(c)/............. 2001     11.76        11.67          0.00
                                                 2002     11.67         9.06      4,782.86
                                                 2003      9.06        12.95      7,467.05
                                                 2004     12.95        14.88      5,583.21
                                                 2005     14.88        15.20      6,267.58
                                                 2006     15.20        17.51      4,443.15

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division/(c)/.......... 2001    $11.40       $11.23          0.00
                                                       2002     11.23         8.42        721.00
                                                       2003      8.42        10.76      7,788.87
                                                       2004     10.76        11.56      8,626.86
                                                       2005     11.56        12.04      9,561.01
                                                       2006     12.04        13.30      7,638.78

T. Rowe Price Mid-Cap Growth Division/(c)/............ 2001      8.61         8.19          0.00
                                                       2002      8.19         4.48      7,050.36
                                                       2003      4.48         6.00      9,772.60
                                                       2004      6.00         6.93      9,534.74
                                                       2005      6.93         7.77     10,596.73
                                                       2006      7.77         8.08      9,077.24

TT. Rowe Price Small Cap Growth Division/(c)/......... 2001     11.84        11.62          0.00
                                                       2002     11.62         8.32        490.73
                                                       2003      8.32        11.45        833.30
                                                       2004     11.45        12.43        924.10
                                                       2005     12.43        13.48      1,439.23
                                                       2006     13.48        13.67      4,421.55

Western Asset Management Strategic Bond Opportunities
  Division/(c)/....................................... 2001     14.76        15.00          0.00
                                                       2002     15.00        16.04      1,815.51
                                                       2003     16.04        17.66      1,795.85
                                                       2004     17.66        18.39      2,875.95
                                                       2005     18.39        18.47      4,725.75
                                                       2006     18.47        18.95      4,130.05

Western Asset Management U.S. Government Division/(c)/ 2001     13.72        13.95          0.00
                                                       2002     13.95        14.68      8,190.62
                                                       2003     14.68        14.59     12,119.18
                                                       2004     14.59        14.67     10,341.75
                                                       2005     14.67        14.58      9,992.89
                                                       2006     14.58        14.83     11,123.81

--------
/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.
/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.
/(f)/ Inception date: May 1, 2003
/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.
/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.

/(i)/ Inception date May 1, 2004.
/(k)/ Inception date May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.49      $ 15.19       9,855.83

American Funds Global Small Capitalization Division/(c)/ 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34

American Funds Growth Division/(c)/..................... 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49

American Funds Growth-Income Division/(c)/.............. 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17

BlackRock Aggressive Growth Division/(c)/............... 2004     33.03        36.59       1,258.67
                                                         2005     36.59        39.81       5,095.42
                                                         2006     39.81        41.76       4,636.17

BlackRock Bond Income Division/(a)/..................... 2004     42.41        43.90       8,121.98
                                                         2005     43.90        44.18      23,976.02
                                                         2006     44.18        45.33      46,603.87

BlackRock Diversified Division.......................... 2004     34.70        37.42       6,708.35
                                                         2005     37.42        37.90      16,192.39
                                                         2006     37.90        41.16      17,166.95

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     58.27        64.26         660.74
                                                         2005     64.26        65.41       3,196.09
                                                         2006     65.41        73.35       3,446.55

BlackRock Large Cap Value Division...................... 2004     10.66        11.76      10,184.66
                                                         2005     11.76        12.23      20,457.74
                                                         2006     12.23        14.35      40,046.14

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.97        25.15       4,013.61
                                                         2005     25.15        26.45       5,817.98
                                                         2006     26.45        27.07      10,293.45

BlackRock Money Market Division/(f)/.................... 2004     21.51        21.42         259.09
                                                         2005     21.42        21.66       1,104.62
                                                         2006     21.66        22.31       1,086.92

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $16.04       $18.04      23,890.52
                                                  2005     18.04        18.47      71,096.64
                                                  2006     18.47        21.18      62,812.31

Cyclical Growth ETF Division/(k)/................ 2006     10.69        11.40      27,555.86

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.50        11.14      22,575.33

Davis Venture Value Division/(c)/................ 2004     28.30        30.43      12,812.49
                                                  2005     30.43        32.98      54,854.72
                                                  2006     32.98        37.14     106,439.73

FI International Stock Division/(c)/............. 2004     11.66        13.31         898.96
                                                  2005     13.31        15.42      10,412.08
                                                  2006     15.42        17.66      27,532.51

FI Large Cap Division/(k)/....................... 2006     16.92        17.11         965.68

FI Mid Cap Opportunities Division/(h)/........... 2004     14.55        16.36       5,537.49
                                                  2005     16.36        17.20      16,619.16
                                                  2006     17.20        18.90      25,812.90

FI Value Leaders Division/(d)/................... 2004     22.76        25.65       3,147.34
                                                  2005     25.65        27.91      12,286.58
                                                  2006     27.91        30.70      20,249.35

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.78         9.71       5,973.74
                                                  2005      9.71         9.99       8,500.33
                                                  2006      9.99        10.80      16,024.40

Harris Oakmark Focused Value Division/(c)/....... 2004     29.79        32.30       7,707.84
                                                  2005     32.30        34.91      24,317.59
                                                  2006     34.91        38.58      39,127.30

Harris Oakmark International Division/(d)/....... 2004     12.00        13.92      15,034.47
                                                  2005     13.92        15.67      43,941.33
                                                  2006     15.67        19.89     116,979.16

Harris Oakmark Large Cap Value Division/(c)/..... 2004     12.06        13.01      32,051.72
                                                  2005     13.01        12.60     145,094.99
                                                  2006     12.60        14.63     171,514.26

Jennison Growth Division/(c) (g)/................ 2005      4.04         4.86      14,933.88
                                                  2006      4.86         4.90      18,457.21

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.20         4.39       2,823.50
                                                  2005      4.39         4.00       2,901.14

Lazard Mid-Cap Division/(d)/..................... 2004     12.53        13.52       3,170.67
                                                  2005     13.52        14.39       5,764.34
                                                  2006     14.39        16.26      10,443.33

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.58         7.15         783.37
                                                  2005      7.15         8.00      12,890.50
                                                  2006      8.00         7.74      20,501.16

Legg Mason Value Equity/(c) (l)/................. 2006      9.28         9.95      11,253.48

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.65       $ 8.47           0.00
                                                      2005      8.47         8.92       3,340.19
                                                      2006      8.92         9.32       3,968.10

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.34        12.69      75,066.78
                                                      2005     12.69        12.74     247,085.26
                                                      2006     12.74        13.02     334,610.26

Loomis Sayles Small Cap Division/(c)/................ 2004     23.18        26.25       1,486.70
                                                      2005     26.25        27.59       5,538.88
                                                      2006     27.59        31.63      15,151.07

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.82        16.85       8,869.63
                                                      2005     16.85        16.84      38,509.50
                                                      2006     16.84        18.11      82,258.11

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.33        12.13       1,186.65
                                                      2005     12.13        12.94       3,900.30
                                                      2006     12.94        14.56      10,755.47

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.60        12.99      14,530.92
                                                      2005     12.99        14.33      35,277.12
                                                      2006     14.33        15.51      57,561.77

MetLife Stock Index Division/(c)/.................... 2004     33.44        36.21      38,878.99
                                                      2005     36.21        37.23      84,563.02
                                                      2006     37.23        42.25     116,766.00

MFS Research International Division/(c)/............. 2004      9.71        11.14       2,483.65
                                                      2005     11.14        12.78      14,559.35
                                                      2006     12.78        15.94      68,131.53

MFS Total Return Division/(i)/....................... 2004     36.14        39.27       3,841.22
                                                      2005     39.27        39.79      19,800.66
                                                      2006     39.79        43.88      18,561.86

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.51        11.05      35,817.84
                                                      2005     11.05        12.29      70,820.80
                                                      2006     12.29        15.19     105,898.99

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.45        21.51      17,264.02
                                                      2005     21.51        23.72      75,324.93
                                                      2006     23.72        25.99     131,190.77

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.82      68,869.17
                                                      2005     12.82        14.31     153,352.09
                                                      2006     14.31        19.40     234,114.01

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.91         8.58       1,109.96
                                                      2006      8.58         9.10      11,661.01

Oppenheimer Global Equity Division/(c)/.............. 2004     12.66        14.59       4,876.59
                                                      2005     14.59        16.67      16,102.42
                                                      2006     16.67        19.11      24,727.56

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.96        11.06      13,284.03

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.62      $ 12.04      60,186.41
                                                          2005     12.04        12.13     164,114.54
                                                          2006     12.13        12.49     186,335.52

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.15         4.32       6,953.90
                                                          2005      4.32         4.72      30,683.81
                                                          2006      4.72         4.90      26,551.62

Russell 2000(R) Index Division/(c)/...................... 2004     13.39        15.32      10,365.69
                                                          2005     15.32        15.75      26,872.17
                                                          2006     15.75        18.24      45,549.73

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.10        12.02      12,504.37
                                                          2005     12.02        12.59      26,904.11
                                                          2006     12.59        14.00      35,578.28

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.25         7.08       9,681.38
                                                          2005      7.08         8.00      27,613.87
                                                          2006      8.00         8.37      73,879.63

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.29        13.09       3,764.64
                                                          2005     13.09        14.28       9,555.84
                                                          2006     14.28        14.58      23,238.89

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.48        19.57      13,950.16
                                                          2005     19.57        19.78      76,972.68
                                                          2006     19.78        20.42     126,437.95

Western Asset Management U.S Government Division/(c)/.... 2004     15.27        15.62      26,011.02
                                                          2005     15.62        15.61      78,034.48
                                                          2006     15.61        15.98     118,737.56

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.14      15,856.40
                                                          2006     11.14        12.69      44,186.36

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.29      20,259.36
                                                          2006     10.29        10.83      54,698.83

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.51      52,342.64
                                                          2006     10.51        11.33     168,635.18

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.74     110,034.54
                                                          2006     10.74        11.83     499,348.99

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.96      65,033.37
                                                          2006     10.96        12.34     301,858.85

American Funds at 1.75 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.36        15.04      27,290.50

American Funds Global Small Capitalization Division/(c)/. 2004     16.05        19.06      11,997.08
                                                          2005     19.06        23.48      31,614.64
                                                          2006     23.48        28.63      68,262.25

American Funds Growth Division/(c)/...................... 2004    107.63       118.98       7,893.55
                                                          2005    118.98       135.85      22,647.91
                                                          2006    135.85       147.14      39,329.74

American Funds Growth-Income Division/(c)/............... 2004     83.76        90.85       7,525.57
                                                          2005     90.85        94.48      18,899.21
                                                          2006     94.48       106.96      30,350.55

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.56      $ 15.26      28,569.70

American Funds Global Small Capitalization Division/(c)/ 2001     13.77        13.45           0.00
                                                         2002     13.45        10.71           0.00
                                                         2003     10.71        16.18     107,784.55
                                                         2004     16.18        19.25     281,007.79
                                                         2005     19.25        23.75     313,233.26
                                                         2006     23.75        29.00     270,716.25

American Funds Growth Division/(c)/..................... 2001    122.35       110.79           0.00
                                                         2002    110.79        82.36           0.00
                                                         2003     82.36       110.90      46,696.36
                                                         2004    110.90       122.77     112,711.09
                                                         2005    122.77       140.39     113,022.31
                                                         2006    140.39       152.29     108,746.95

American Funds Growth-Income Division/(c)/.............. 2001     85.84        82.40           0.00
                                                         2002     82.40        66.22           0.00
                                                         2003     66.22        86.30      59,813.89
                                                         2004     86.30        93.74     130,811.15
                                                         2005     93.74        97.64     124,289.21
                                                         2006     97.64       110.70     117,188.16

BlackRock Aggressive Growth Division/(c)/............... 2004     33.29        36.90       9,171.65
                                                         2005     36.90        40.17      29,020.24
                                                         2006     40.17        42.15      45,298.95

BlackRock Bond Income Division/(a)/..................... 2004     42.85        44.37      63,346.17
                                                         2005     44.37        44.68     168,613.16
                                                         2006     44.68        45.86     267,332.39

BlackRock Diversified Division.......................... 2004     35.01        37.76      48,978.29
                                                         2005     37.76        38.27     107,556.94
                                                         2006     38.27        41.59     161,168.36

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     58.88        64.96      17,500.19
                                                         2005     64.96        66.15      26,981.97
                                                         2006     66.15        74.22      38,546.99

BlackRock Large Cap Value Division...................... 2004     10.68        11.77     140,182.82
                                                         2005     11.77        12.25     298,809.48
                                                         2006     12.25        14.38     674,818.56

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     23.08        25.28      19,084.11
                                                         2005     25.28        26.60      58,013.48
                                                         2006     26.60        27.24      73,887.06

BlackRock Money Market Division/(f)/.................... 2004     21.74        21.65      29,117.65
                                                         2005     21.65        21.91      44,768.30
                                                         2006     21.91        22.57      49,073.26

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $16.08       $18.08     208,151.38
                                                  2005     18.08        18.52     484,579.16
                                                  2006     18.52        21.25     638,919.35

Cyclical Growth ETF Division/(k)/................ 2006     10.70        11.40       8,217.16

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.51        11.15       9,207.88

Davis Venture Value Division/(c)/................ 2004     28.43        30.59      83,443.97
                                                  2005     30.59        33.16     329,730.90
                                                  2006     33.16        37.37     611,137.26

FI International Stock Division/(c)/............. 2004     11.74        13.41      31,071.51
                                                  2005     13.41        15.54     194,302.45
                                                  2006     15.54        17.80     244,655.17

FI Large Cap Division/(k)/....................... 2006     17.00        17.20      12,761.12

FI Mid Cap Opportunities Division/(h)/........... 2004     14.60        16.43      44,594.04
                                                  2005     16.43        17.27     129,617.44
                                                  2006     17.27        18.99     209,308.71

FI Value Leaders Division/(d)/................... 2004     22.88        25.80      12,616.37
                                                  2005     25.80        28.08      78,749.95
                                                  2006     28.08        30.91     171,503.92

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.79         9.73      35,889.71
                                                  2005      9.73        10.01      67,082.71
                                                  2006     10.01        10.83     100,972.63

Harris Oakmark Focused Value Division/(c)/....... 2004     29.95        32.49      61,962.42
                                                  2005     32.49        35.13     219,124.92
                                                  2006     35.13        38.85     299,230.02

Harris Oakmark International Division/(d)/....... 2004     12.01        13.94      90,474.92
                                                  2005     13.94        15.70     363,737.05
                                                  2006     15.70        19.94     717,277.72

Harris Oakmark Large Cap Value Division/(c)/..... 2004     12.10        13.05     259,038.50
                                                  2005     13.05        12.65     657,582.62
                                                  2006     12.65        14.69     765,542.34

Jennison Growth Division/(c) (g)/................ 2005      4.05         4.87      83,621.23
                                                  2006      4.87         4.92     158,043.25

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.21         4.40      23,883.88
                                                  2005      4.40         4.01      44,635.34

Lazard Mid-Cap Division/(d)/..................... 2004     12.54        13.54      52,137.74
                                                  2005     13.54        14.42     106,924.83
                                                  2006     14.42        16.30     137,961.47

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.59         7.16       8,682.60
                                                  2005      7.16         8.02      40,889.72
                                                  2006      8.02         7.76     115,308.91

Legg Mason Value Equity/(c) (l)/................. 2006      9.32         9.99     168,295.77

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.67       $ 8.50        7,108.64
                                                      2005      8.50         8.95       54,221.16
                                                      2006      8.95         9.35       78,662.90

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.37        12.73      668,226.09
                                                      2005     12.73        12.78    1,896,429.33
                                                      2006     12.78        13.08    2,673,800.30

Loomis Sayles Small Cap Division/(c)/................ 2004     23.30        26.39       14,801.09
                                                      2005     26.39        27.75       55,997.97
                                                      2006     27.75        31.83      129,405.41

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.88        16.92       99,018.73
                                                      2005     16.92        16.92      302,636.36
                                                      2006     16.92        18.21      508,215.16

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.34        12.15       13,753.87
                                                      2005     12.15        12.97       63,998.93
                                                      2006     12.97        14.60      102,207.32

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.63        13.02      153,800.52
                                                      2005     13.02        14.37      379,788.64
                                                      2006     14.37        15.56      557,366.25

MetLife Stock Index Division/(c)/.................... 2004     33.67        36.47      338,133.17
                                                      2005     36.47        37.52      904,449.90
                                                      2006     37.52        42.60    1,185,840.81

MFS Research International Division/(c)/............. 2004      9.73        11.16       34,584.24
                                                      2005     11.16        12.81      204,951.18
                                                      2006     12.81        15.98      379,159.42

MFS Total Return Division/(i)/....................... 2004     36.45        39.62       17,149.94
                                                      2005     39.62        40.16       50,509.77
                                                      2006     40.16        44.31       71,124.70

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.53        11.08      281,853.78
                                                      2005     11.08        12.34      794,801.97
                                                      2006     12.34        15.26    1,046,351.38

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.50        21.58      159,176.32
                                                      2005     21.58        23.81      515,610.17
                                                      2006     23.81        26.09      752,463.93

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.82      390,438.35
                                                      2005     12.82        14.32      802,856.22
                                                      2006     14.32        19.42    1,419,794.34

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.93         8.60       24,431.42
                                                      2006      8.60         9.13      100,408.26

Oppenheimer Global Equity Division/(c)/.............. 2004     12.70        14.65       22,843.94
                                                      2005     14.65        16.75       82,074.43
                                                      2006     16.75        19.20      163,143.97

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.97        11.08       86,341.31

PIMCO Total Return Division/(c)/..................... 2004     11.64        12.06      377,842.08
                                                      2005     12.06        12.16    1,189,276.56
                                                      2006     12.16        12.52    1,461,259.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.16      $  4.33       57,701.30
                                                          2005      4.33         4.74      193,600.64
                                                          2006      4.74         4.92      253,079.50

Russell 2000(R) Index Division/(c)/...................... 2004     13.43        15.37       95,167.37
                                                          2005     15.37        15.80      287,348.53
                                                          2006     15.80        18.31      433,608.13

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.13        12.06       93,880.57
                                                          2005     12.06        12.64      243,137.56
                                                          2006     12.64        14.06      323,962.49

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.26         7.10      115,308.81
                                                          2005      7.10         8.02      340,515.41
                                                          2006      8.02         8.39      477,070.23

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.33        13.14       31,368.21
                                                          2005     13.14        14.34      104,136.74
                                                          2006     14.34        14.65      184,047.44

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.56        19.67      107,910.05
                                                          2005     19.67        19.89      449,329.55
                                                          2006     19.89        20.55      761,939.96

Western Asset Management U.S Government Division/(c)/.... 2004     15.34        15.70      148,473.17
                                                          2005     15.70        15.69      460,917.02
                                                          2006     15.69        16.07      622,263.47

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.14       64,461.86
                                                          2006     11.14        12.70      337,483.11

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.29       30,351.09
                                                          2006     10.29        10.84      190,487.84

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.51      390,314.31
                                                          2006     10.51        11.33    1,573,474.05

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.74      685,019.49
                                                          2006     10.74        11.84    3,888,509.84

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.97      350,604.48
                                                          2006     10.97        12.35    2,935,761.18

American Funds at 1.70 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.43        15.11      151,771.39

American Funds Global Small Capitalization Division/(c)/. 2004     16.09        19.13      140,092.44
                                                          2005     19.13        23.57      422,435.60
                                                          2006     23.57        28.75      654,541.21

American Funds Growth Division/(c)/...................... 2004    108.71       120.23       59,830.80
                                                          2005    120.23       137.35      192,657.05
                                                          2006    137.35       148.84      308,943.53

American Funds Growth-Income Division/(c)/............... 2004     84.60        91.80       72,778.03
                                                          2005     91.80        95.52      188,347.32
                                                          2006     95.52       108.19      271,342.46

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27

BlackRock Aggressive Growth Division/(c)/............... 2004     32.50        35.99       6,125.69
                                                         2005     35.99        39.11      12,498.66
                                                         2006     39.11        40.99      27,200.77

BlackRock Bond Income Division/(a)/..................... 2004     41.54        42.98      28,685.98
                                                         2005     42.98        43.21     115,911.30
                                                         2006     43.21        44.28     132,658.95

BlackRock Diversified Division.......................... 2004     34.09        36.73      15,453.64
                                                         2005     36.73        37.17      31,003.98
                                                         2006     37.17        40.33      54,612.97

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     57.07        62.89       4,157.45
                                                         2005     62.89        63.95      11,867.31
                                                         2006     63.95        71.64      17,905.19

BlackRock Large Cap Value Division...................... 2004     10.64        11.73      72,889.51
                                                         2005     11.73        12.18     129,930.61
                                                         2006     12.18        14.28     277,371.16

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.75        24.90      10,780.74
                                                         2005     24.90        26.16      17,048.36
                                                         2006     26.16        26.75      34,554.54

BlackRock Money Market Division/(f)/.................... 2004     21.07        20.97           0.00
                                                         2005     20.97        21.18           0.00
                                                         2006     21.18        21.80           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.98       $17.96      74,073.36
                                                  2005     17.96        18.37     223,532.64
                                                  2006     18.37        21.05     290,437.96

Cyclical Growth ETF Division/(k)/................ 2006     10.69        11.38       2,415.26

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.50        11.13       7,199.49

Davis Venture Value Division/(c)/................ 2004     28.03        30.13      44,855.88
                                                  2005     30.13        32.61     170,894.10
                                                  2006     32.61        36.69     272,806.88

FI International Stock Division/(c)/............. 2004     11.51        13.13      22,878.39
                                                  2005     13.13        15.20      68,105.57
                                                  2006     15.20        17.39     110,048.90

FI Large Cap Division/(k)/....................... 2006     16.76        16.93       2,350.63

FI Mid Cap Opportunities Division/(h)/........... 2004     14.44        16.24      13,577.22
                                                  2005     16.24        17.04      54,056.40
                                                  2006     17.04        18.71      83,604.41

FI Value Leaders Division/(d)/................... 2004     22.51        25.35       6,139.92
                                                  2005     25.35        27.56      40,725.01
                                                  2006     27.56        30.28      82,477.81

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.75         9.68      11,076.07
                                                  2005      9.68         9.94      35,691.52
                                                  2006      9.94        10.74      63,089.12

Harris Oakmark Focused Value Division/(c)/....... 2004     29.46        31.93      48,425.47
                                                  2005     31.93        34.47     114,332.89
                                                  2006     34.47        38.06     131,110.14

Harris Oakmark International Division/(d)/....... 2004     11.97        13.87      40,003.30
                                                  2005     13.87        15.60     283,467.88
                                                  2006     15.60        19.78     463,970.38

Harris Oakmark Large Cap Value Division/(c)/..... 2004     12.00        12.93     108,290.64
                                                  2005     12.93        12.51     300,285.56
                                                  2006     12.51        14.51     294,966.04

Jennison Growth Division/(c) (g)/................ 2005      4.02         4.83      13,165.94
                                                  2006      4.83         4.87      42,372.95

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.19         4.37       3,071.60
                                                  2005      4.37         3.98       4,272.14

Lazard Mid-Cap Division/(d)/..................... 2004     12.49        13.47       7,419.28
                                                  2005     13.47        14.33      15,908.90
                                                  2006     14.33        16.17      36,753.72

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.56         7.12       2,214.52
                                                  2005      7.12         7.96      32,539.17
                                                  2006      7.96         7.70      49,547.29

Legg Mason Value Equity/(c) (l)/................. 2006      9.22         9.87      22,557.32

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.61       $ 8.42        1,275.31
                                                      2005      8.42         8.86        8,313.82
                                                      2006      8.86         9.26        8,924.96

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.27        12.61      334,407.74
                                                      2005     12.61        12.64    1,057,217.01
                                                      2006     12.64        12.92    1,509,924.45

Loomis Sayles Small Cap Division/(c)/................ 2004     22.95        25.97        7,873.17
                                                      2005     25.97        27.27       28,495.45
                                                      2006     27.27        31.23       54,344.96

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.69        16.70       41,437.91
                                                      2005     16.70        16.68      131,610.71
                                                      2006     16.68        17.92      208,982.46

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.30        12.09        4,211.35
                                                      2005     12.09        12.89       22,178.17
                                                      2006     12.89        14.48       33,138.58

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.56        12.93       62,507.21
                                                      2005     12.93        14.26      164,022.42
                                                      2006     14.26        15.41      250,427.67

MetLife Stock Index Division/(c)/.................... 2004     32.97        35.68      156,814.22
                                                      2005     35.68        36.65      508,917.52
                                                      2006     36.65        41.55      657,793.69

MFS Research International Division/(c)/............. 2004      9.68        11.10        9,587.47
                                                      2005     11.10        12.72       52,928.34
                                                      2006     12.72        15.84      142,466.77

MFS Total Return Division/(i)/....................... 2004     35.53        38.58        2,372.87
                                                      2005     38.58        39.05       24,860.40
                                                      2006     39.05        43.02       30,424.70

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.45        10.98      126,152.13
                                                      2005     10.98        12.21      339,025.45
                                                      2006     12.21        15.07      462,728.80

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.35        21.38       65,404.67
                                                      2005     21.38        23.55      264,533.71
                                                      2006     23.55        25.78      358,701.49

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.81      143,462.81
                                                      2005     12.81        14.28      424,019.39
                                                      2006     14.28        19.34      666,439.10

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.88         8.54       13,129.16
                                                      2006      8.54         9.05       40,015.91

Oppenheimer Global Equity Division/(c)/.............. 2004     12.57        14.48        9,526.43
                                                      2005     14.48        16.53       41,647.66
                                                      2006     16.53        18.92       80,340.10

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.92        11.02       46,025.77

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.59      $ 11.99      175,654.13
                                                          2005     11.99        12.07      553,686.34
                                                          2006     12.07        12.41      649,425.03

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.14         4.30       54,690.49
                                                          2005      4.30         4.70      116,180.49
                                                          2006      4.70         4.87      135,078.24

Russell 2000(R) Index Division/(c)/...................... 2004     13.32        15.23       43,993.41
                                                          2005     15.23        15.63      125,097.16
                                                          2006     15.63        18.09      195,532.47

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.04        11.95       37,785.95
                                                          2005     11.95        12.50      105,911.34
                                                          2006     12.50        13.89      144,424.76

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.23         7.06       37,130.45
                                                          2005      7.06         7.96      124,056.64
                                                          2006      7.96         8.32      194,513.98

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.20        12.99       11,525.19
                                                          2005     12.99        14.15       87,611.08
                                                          2006     14.15        14.44      117,645.04

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.30        19.38       41,564.54
                                                          2005     19.38        19.56      221,755.12
                                                          2006     19.56        20.18      319,978.60

Western Asset Management U.S Government Division/(c)/.... 2004     15.13        15.47       82,723.50
                                                          2005     15.47        15.43      242,323.34
                                                          2006     15.43        15.78      293,388.48

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.13       29,348.44
                                                          2006     11.13        12.67       92,202.40

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.28       34,049.10
                                                          2006     10.28        10.82      219,274.10

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.50      167,681.07
                                                          2006     10.50        11.31      803,741.14

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.73      384,317.09
                                                          2006     10.73        11.81    1,882,802.48

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.95      299,456.61
                                                          2006     10.95        12.31    1,441,069.15

American Funds at 1.85 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.23        14.89      104,580.49

American Funds Global Small Capitalization Division/(c)/. 2004     15.96        18.93       68,677.50
                                                          2005     18.93        23.30      237,611.10
                                                          2006     23.30        28.38      407,554.60

American Funds Growth Division/(c)/...................... 2004    105.51       116.52       31,410.78
                                                          2005    116.52       132.91      109,541.48
                                                          2006    132.91       143.81      161,281.14

American Funds Growth-Income Division/(c)/............... 2004     82.11        88.97       32,405.93
                                                          2005     88.97        92.43       95,865.42
                                                          2006     92.43       104.54      129,393.14

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.23      $ 14.89     110,668.18

American Funds Global Small Capitalization Division/(c)/ 2001     13.66        13.32           0.00
                                                         2002     13.32        10.59      32,229.47
                                                         2003     10.59        15.96     171,695.10
                                                         2004     15.96        18.93     369,097.08
                                                         2005     18.93        23.30     429,939.53
                                                         2006     23.30        28.38     467,603.88

American Funds Growth Division/(c)/..................... 2001    117.06       105.89           0.00
                                                         2002    105.89        78.52      21,502.34
                                                         2003     78.52       105.46     124,946.44
                                                         2004    105.46       116.46     226,287.64
                                                         2005    116.46       132.85     227,880.56
                                                         2006    132.85       143.74     219,738.44

American Funds Growth-Income Division/(c)/.............. 2001     82.13        78.76           0.00
                                                         2002     78.76        63.13      26,184.96
                                                         2003     63.13        82.07     152,150.41
                                                         2004     82.07        88.92     272,765.78
                                                         2005     88.92        92.39     271,138.47
                                                         2006     92.39       104.49     255,679.74

BlackRock Aggressive Growth Division/(c)/............... 2004     31.99        35.39      14,507.99
                                                         2005     35.39        38.43      33,286.34
                                                         2006     38.43        40.23      43,705.22

BlackRock Bond Income Division/(a)/..................... 2004     40.69        42.07      99,262.50
                                                         2005     42.07        42.25     244,663.60
                                                         2006     42.25        43.26     285,288.76

BlackRock Diversified Division.......................... 2004     33.49        36.06      80,214.35
                                                         2005     36.06        36.45     170,523.14
                                                         2006     36.45        39.51     198,591.75

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     55.89        61.55      16,467.79
                                                         2005     61.55        62.52      29,159.47
                                                         2006     62.52        69.98      31,632.37

BlackRock Large Cap Value Division...................... 2004     10.62        11.70      97,499.59
                                                         2005     11.70        12.14     281,289.27
                                                         2006     12.14        14.22     785,867.66

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.54        24.65      17,058.19
                                                         2005     24.65        25.87      55,172.58
                                                         2006     25.87        26.42      80,102.03

BlackRock Money Market Division/(f)/.................... 2004     20.64        20.53      33,612.06
                                                         2005     20.53        20.72      96,921.47
                                                         2006     20.72        21.29     121,116.76

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.92       $17.88     319,423.19
                                                  2005     17.88        18.26     519,681.12
                                                  2006     18.26        20.91     565,296.57

Cyclical Growth ETF Division/(k)/................ 2006     10.68        11.37      26,769.64

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.49        11.11      22,946.50

Davis Venture Value Division/(c)/................ 2004     27.76        29.82     141,982.73
                                                  2005     29.82        32.25     388,337.72
                                                  2006     32.25        36.25     584,897.58

FI International Stock Division/(c)/............. 2004     11.36        12.95      66,514.52
                                                  2005     12.95        14.98     189,007.22
                                                  2006     14.98        17.12     286,646.95

FI Large Cap Division/(k)/....................... 2006     16.60        16.76       8,101.86

FI Mid Cap Opportunities Division/(h)/........... 2004     14.34        16.11      87,053.78
                                                  2005     16.11        16.89     144,414.87
                                                  2006     16.89        18.53     233,166.60

FI Value Leaders Division/(d)/................... 2004     22.26        25.06      19,437.68
                                                  2005     25.06        27.21      93,322.20
                                                  2006     27.21        29.87     170,569.65

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.73         9.64      57,281.24
                                                  2005      9.64         9.90     154,552.24
                                                  2006      9.90        10.68     155,088.49

Harris Oakmark Focused Value Division/(c)/....... 2004     29.14        31.56     117,721.46
                                                  2005     31.56        34.04     298,396.49
                                                  2006     34.04        37.54     324,215.96

Harris Oakmark International Division/(d)/....... 2004     11.94        13.83     151,127.30
                                                  2005     13.83        15.53     405,603.51
                                                  2006     15.53        19.68     897,052.85

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.93        12.85     374,626.53
                                                  2005     12.85        12.43     724,619.90
                                                  2006     12.43        14.40     756,964.22

Jennison Growth Division/(c) (g)/................ 2005      4.00         4.80      61,967.11
                                                  2006      4.80         4.84     142,425.77

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.17         4.35      17,007.14
                                                  2005      4.35         3.96      24,141.97

Lazard Mid-Cap Division/(d)/..................... 2004     12.46        13.43      36,281.76
                                                  2005     13.43        14.27      72,907.38
                                                  2006     14.27        16.09     140,197.13

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.54         7.09      37,453.78
                                                  2005      7.09         7.92     107,721.48
                                                  2006      7.92         7.65     181,140.34

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity/(c) (l)/..................... 2006    $ 9.15       $ 9.80       85,499.93

Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004      7.57         8.38       12,559.46
                                                      2005      8.38         8.80       26,386.07
                                                      2006      8.80         9.19       44,385.13

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.20        12.54      912,875.40
                                                      2005     12.54        12.55    2,487,168.01
                                                      2006     12.55        12.81    3,484,985.75

Loomis Sayles Small Cap Division/(c)/................ 2004     22.72        25.69       12,143.39
                                                      2005     25.69        26.95       40,829.47
                                                      2006     26.95        30.84      130,657.92

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.57        16.56      124,851.59
                                                      2005     16.56        16.52      328,720.38
                                                      2006     16.52        17.73      549,861.12

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.27        12.05       26,294.95
                                                      2005     12.05        12.83       50,215.73
                                                      2006     12.83        14.41       82,523.50
MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.52        12.87      208,061.30
                                                      2005     12.87        14.18      554,103.04
                                                      2006     14.18        15.31      720,723.19

MetLife Stock Index Division/(c)/.................... 2004     32.51        35.16      454,627.96
                                                      2005     35.16        36.08    1,199,871.15
                                                      2006     36.08        40.86    1,603,848.66

MFS Research International Division/(c)/............. 2004      9.65        11.06       50,747.07
                                                      2005     11.06        12.66      136,987.82
                                                      2006     12.66        15.75      459,100.86

MFS Total Return Division/(i)/....................... 2004     34.93        37.91       57,702.72
                                                      2005     37.91        38.33      124,020.75
                                                      2006     38.33        42.19      132,486.50

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.40        10.91      332,349.68
                                                      2005     10.91        12.12      858,238.92
                                                      2006     12.12        14.95    1,194,424.94

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.25        21.25      245,824.45
                                                      2005     21.25        23.39      630,927.75
                                                      2006     23.39        25.57      853,094.21

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.80      500,548.88
                                                      2005     12.80        14.26    1,035,388.32
                                                      2006     14.26        19.29    1,703,076.70

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.84         8.50       40,222.67
                                                      2006      8.50         8.99      137,636.89

Oppenheimer Global Equity Division/(c)/.............. 2004     12.48        14.36       27,956.80
                                                      2005     14.36        16.38      117,941.26
                                                      2006     16.38        18.74      248,855.43

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.89        10.98       98,620.86

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.55      $ 11.95      498,836.31
                                                          2005     11.95        12.01    1,136,842.07
                                                          2006     12.01        12.34    1,359,793.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.12         4.29       73,802.78
                                                          2005      4.29         4.68      148,140.40
                                                          2006      4.68         4.84      259,282.93

Russell 2000(R) Index Division/(c)/...................... 2004     13.25        15.14      141,755.55
                                                          2005     15.14        15.52      350,011.64
                                                          2006     15.52        17.94      523,741.24

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.98        11.87      110,295.64
                                                          2005     11.87        12.41      294,698.78
                                                          2006     12.41        13.78      410,605.16

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.21         7.03      107,430.42
                                                          2005      7.03         7.92      343,464.54
                                                          2006      7.92         8.27      506,529.21

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.11        12.89       69,587.07
                                                          2005     12.89        14.03      124,476.65
                                                          2006     14.03        14.29      172,403.57

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.13        19.18      172,124.52
                                                          2005     19.18        19.34      576,153.07
                                                          2006     19.34        19.93      721,556.34

Western Asset Management U.S Government Division/(c)/.... 2004     14.98        15.31      179,014.21
                                                          2005     15.31        15.26      589,407.46
                                                          2006     15.26        15.59      712,004.15

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.12       28,913.27
                                                          2006     11.12        12.65      196,169.63

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.27      265,930.71
                                                          2006     10.27        10.80      432,526.78

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.49      455,839.07
                                                          2006     10.49        11.29    1,597,413.69

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.72    1,208,419.42
                                                          2006     10.72        11.79    3,901,804.14

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.95      600,426.63
                                                          2006     10.95        12.29    2,916,170.94

American Funds at 1.95 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.10        14.75      357,999.08

American Funds Global Small Capitalization Division/(c)/. 2004     15.87        18.81      154,178.34
                                                          2005     18.81        23.12      388,885.90
                                                          2006     23.12        28.13      690,957.63

American Funds Growth Division/(c)/...................... 2004    103.43       114.11       97,615.02
                                                          2005    114.11       130.03      234,076.91
                                                          2006    130.03       140.56      338,346.73

American Funds Growth-Income Division/(c)/............... 2004     80.49        87.13      102,191.11
                                                          2005     87.13        90.43      253,909.56
                                                          2006     90.43       102.17      351,895.32

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.04      $ 14.68        285.76

American Funds Global Small Capitalization Division/(c)/ 2001     13.59        13.25          0.00
                                                         2002     13.25        10.51          0.00
                                                         2003     10.51        15.82     16,276.78
                                                         2004     15.82        18.75     35,175.14
                                                         2005     18.75        23.04     41,539.10
                                                         2006     23.04        28.01     76,385.21

American Funds Growth Division/(c)/..................... 2001    114.03       103.08          0.00
                                                         2002    103.08        76.33          0.00
                                                         2003     76.33       102.36      9,687.49
                                                         2004    102.36       112.86     20,523.05
                                                         2005    112.86       128.55     19,557.50
                                                         2006    128.55       138.89     18,383.62

American Funds Growth-Income Division/(c)/.............. 2001     80.00        76.67          0.00
                                                         2002     76.67        61.37        595.67
                                                         2003     61.37        79.66     16,673.18
                                                         2004     79.66        86.18     28,078.77
                                                         2005     86.18        89.40     20,444.99
                                                         2006     89.40       100.96     18,095.73

BlackRock Aggressive Growth Division/(c)/............... 2004     31.23        34.52      1,936.92
                                                         2005     34.52        37.42      2,919.02
                                                         2006     37.42        39.12      6,593.98

BlackRock Bond Income Division/(a)/..................... 2004     39.44        40.74     12,203.33
                                                         2005     40.74        40.86     25,429.41
                                                         2006     40.86        41.77     41,165.96

BlackRock Diversified Division.......................... 2004     32.60        35.07     10,496.05
                                                         2005     35.07        35.40     18,982.49
                                                         2006     35.40        38.32     20,874.02

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     54.17        59.59      1,881.76
                                                         2005     59.59        60.45      3,756.59
                                                         2006     60.45        67.55      6,856.82

BlackRock Large Cap Value Division...................... 2004     10.59        11.65      7,999.04
                                                         2005     11.65        12.07     24,302.59
                                                         2006     12.07        14.12     75,219.82

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.22        24.27      9,423.14
                                                         2005     24.27        25.44      4,568.51
                                                         2006     25.44        25.94      8,075.47

BlackRock Money Market Division/(f)/.................... 2004     20.01        19.88     20,934.55
                                                         2005     19.88        20.03      8,434.82
                                                         2006     20.03        20.56      9,432.79

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.83       $17.76      40,690.20
                                                  2005     17.76        18.12      81,971.87
                                                  2006     18.12        20.71     103,214.52

Cyclical Growth ETF Division/(k)/................ 2006     10.67        11.35          78.81

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.48        11.09          50.25

Davis Venture Value Division/(c)/................ 2004     27.37        29.37      31,161.37
                                                  2005     29.37        31.71      60,892.62
                                                  2006     31.71        35.59     102,139.81

FI International Stock Division/(c)/............. 2004     11.14        12.69       2,465.13
                                                  2005     12.69        14.65      10,628.57
                                                  2006     14.65        16.72      23,054.77

FI Large Cap Division/(k)/....................... 2006     16.36        16.50         912.12

FI Mid Cap Opportunities Division/(h)/........... 2004     14.19        15.92       8,203.79
                                                  2005     15.92        16.67      14,255.47
                                                  2006     16.67        18.26      16,262.91

FI Value Leaders Division/(d)/................... 2004     21.89        24.62       3,119.82
                                                  2005     24.62        26.70      17,700.78
                                                  2006     26.70        29.26      29,405.15

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.69         9.59       2,837.37
                                                  2005      9.59         9.83       4,382.34
                                                  2006      9.83        10.59      10,108.02

Harris Oakmark Focused Value Division/(c)/....... 2004     28.66        31.01      10,938.90
                                                  2005     31.01        33.40      39,037.45
                                                  2006     33.40        36.78      53,222.82

Harris Oakmark International Division/(d)/....... 2004     11.89        13.76      21,852.43
                                                  2005     13.76        15.44      51,829.46
                                                  2006     15.44        19.53     114,085.91

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.83        12.73      24,712.03
                                                  2005     12.73        12.29      94,008.85
                                                  2006     12.29        14.22     131,465.63

Jennison Growth Division/(c) (g)/................ 2005      3.97         4.76       2,883.67
                                                  2006      4.76         4.79       9,227.62
Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.15         4.31         166.62
                                                  2005      4.31         3.93         166.45

Lazard Mid-Cap Division/(d)/..................... 2004     12.41        13.37       1,884.05
                                                  2005     13.37        14.18       8,881.48
                                                  2006     14.18        15.96      11,450.66

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.51         7.05       1,971.14
                                                  2005      7.05         7.86       7,035.25
                                                  2006      7.86         7.58      18,287.94

Legg Mason Value Equity/(c) (l)/................. 2006      9.06         9.68      23,737.63

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.51       $ 8.31         881.90
                                                      2005      8.31         8.72       3,593.59
                                                      2006      8.72         9.10      12,123.92

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.10        12.42     112,089.24
                                                      2005     12.42        12.42     259,575.03
                                                      2006     12.42        12.66     298,677.10

Loomis Sayles Small Cap Division/(c)/................ 2004     22.38        25.29       2,706.09
                                                      2005     25.29        26.48       8,531.22
                                                      2006     26.48        30.26      18,511.16

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.38        16.34       8,309.78
                                                      2005     16.34        16.28      22,220.05
                                                      2006     16.28        17.45      46,666.36

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.23        12.00       1,548.23
                                                      2005     12.00        12.75       6,758.71
                                                      2006     12.75        14.29      11,749.55

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.45        12.79      36,438.48
                                                      2005     12.79        14.06      79,289.13
                                                      2006     14.06        15.16      93,502.64

MetLife Stock Index Division/(c)/.................... 2004     31.84        34.39      66,514.00
                                                      2005     34.39        35.24     137,284.94
                                                      2006     35.24        39.85     143,558.08

MFS Research International Division/(c)/............. 2004      9.60        10.99       9,588.22
                                                      2005     10.99        12.56      31,239.40
                                                      2006     12.56        15.61      55,909.20

MFS Total Return Division/(i)/....................... 2004     34.05        36.91       2,362.83
                                                      2005     36.91        37.27      21,930.33
                                                      2006     37.27        40.96      12,278.96

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.33        10.81      50,755.18
                                                      2005     10.81        11.99     109,187.10
                                                      2006     11.99        14.77     108,247.58

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.10        21.06      21,081.97
                                                      2005     21.06        23.14      86,924.58
                                                      2006     23.14        25.26     128,208.60

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.79      46,331.32
                                                      2005     12.79        14.23     123,861.73
                                                      2006     14.23        19.22     225,365.42

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.79         8.44       7,145.14
                                                      2006      8.44         8.91      11,798.94

Oppenheimer Global Equity Division/(c)/.............. 2004     12.34        14.20       6,130.20
                                                      2005     14.20        16.16      11,094.06
                                                      2006     16.16        18.46      20,708.84

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.84        10.92       8,750.65

PIMCO Total Return Division/(c)/..................... 2004     11.49        11.88      44,470.27
                                                      2005     11.88        11.92     118,147.15
                                                      2006     11.92        12.23     148,988.71

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.10      $  4.26      41,703.19
                                                          2005      4.26         4.64       7,809.11
                                                          2006      4.64         4.80      10,707.73

Russell 2000(R) Index Division/(c)/...................... 2004     13.14        15.00      24,091.71
                                                          2005     15.00        15.36      54,386.94
                                                          2006     15.36        17.73      77,172.79

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.89        11.77      11,706.79
                                                          2005     11.77        12.28      31,767.70
                                                          2006     12.28        13.61      39,997.07

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.18         6.99       5,792.84
                                                          2005      6.99         7.86      30,236.23
                                                          2006      7.86         8.20      57,433.72

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.98        12.74       4,888.49
                                                          2005     12.74        13.85      14,095.69
                                                          2006     13.85        14.09      14,021.46

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.87        18.89      10,385.34
                                                          2005     18.89        19.02      75,416.95
                                                          2006     19.02        19.57     102,265.24

Western Asset Management U.S Government Division/(c)/.... 2004     14.77        15.08      30,454.36
                                                          2005     15.08        15.01      83,256.83
                                                          2006     15.01        15.31      97,864.20

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.11         225.18
                                                          2006     11.11        12.62       6,219.56

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.26       3,874.57
                                                          2006     10.26        10.77      18,659.38

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.48      70,714.08
                                                          2006     10.48        11.26     187,956.39

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.71      85,846.97
                                                          2006     10.71        11.76     463,035.46

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.94     122,891.77
                                                          2006     10.94        12.26     419,480.40

American Funds at 2.10 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.91        14.54      22,784.06

American Funds Global Small Capitalization Division/(c)/. 2004     15.73        18.62      29,197.21
                                                          2005     18.62        22.86      65,064.34
                                                          2006     22.86        27.77     111,854.84

American Funds Growth Division/(c)/...................... 2004    100.39       110.58      13,152.20
                                                          2005    110.58       125.83      29,151.88
                                                          2006    125.83       135.81      46,224.23

American Funds Growth-Income Division/(c)/............... 2004     78.13        84.44      10,297.47
                                                          2005     84.44        87.51      29,267.22
                                                          2006     87.51        98.72      48,176.05

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54        609.09

American Funds Global Small Capitalization Division/(c)/ 2001     13.55        13.20          0.00
                                                         2002     13.20        10.46      6,770.73
                                                         2003     10.46        15.73     19,818.67
                                                         2004     15.73        18.62     27,055.05
                                                         2005     18.62        22.86     27,764.62
                                                         2006     22.86        27.77     33,806.46

American Funds Growth Division/(c)/..................... 2001    112.05       101.25          0.00
                                                         2002    101.25        74.90      2,729.99
                                                         2003     74.90       100.34      9,349.78
                                                         2004    100.34       110.53     14,562.37
                                                         2005    110.53       125.77     15,316.45
                                                         2006    125.77       135.74     16,484.29

American Funds Growth-Income Division/(c)/.............. 2001     78.61        75.31          0.00
                                                         2002     75.31        60.22      3,960.17
                                                         2003     60.22        78.09     20,009.43
                                                         2004     78.09        84.39     24,296.87
                                                         2005     84.39        87.47     24,577.59
                                                         2006     87.47        98.68     23,058.63

BlackRock Aggressive Growth Division/(c)/............... 2004     30.73        33.95          0.00
                                                         2005     33.95        36.77          0.00
                                                         2006     36.77        38.39      1,194.30

BlackRock Bond Income Division/(a)/..................... 2004     38.63        39.88        528.75
                                                         2005     39.88        39.95      2,908.64
                                                         2006     39.95        40.81      2,700.98

BlackRock Diversified Division.......................... 2004     32.03        34.43      1,286.48
                                                         2005     34.43        34.72      1,417.92
                                                         2006     34.72        37.54      1,304.25

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     53.05        58.32          0.00
                                                         2005     58.32        59.10         64.81
                                                         2006     59.10        65.98        534.50

BlackRock Large Cap Value Division...................... 2004     10.57        11.62          0.00
                                                         2005     11.62        12.03      3,132.73
                                                         2006     12.03        14.05      4,271.56

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.01        24.03      1,115.87
                                                         2005     24.03        25.16      1,111.80
                                                         2006     25.16        25.63      1,227.84

BlackRock Money Market Division/(f)/.................... 2004     19.60        19.46          0.00
                                                         2005     19.46        19.59          0.00
                                                         2006     19.59        20.09          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.77       $17.68      3,999.70
                                                  2005     17.68        18.02      6,163.03
                                                  2006     18.02        20.57      7,949.48

Cyclical Growth ETF Division/(k)/................ 2006     10.67        11.33        670.77

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.47        11.08      2,714.30

Davis Venture Value Division/(c)/................ 2004     27.11        29.07        345.72
                                                  2005     29.07        31.36      4,729.71
                                                  2006     31.36        35.16      5,991.31

FI International Stock Division/(c)/............. 2004     11.00        12.52         47.63
                                                  2005     12.52        14.44      2,963.92
                                                  2006     14.44        16.46      4,110.21

FI Large Cap Division/(k)/....................... 2006     16.20        16.33          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     14.08        15.80      1,081.56
                                                  2005     15.80        16.52      2,267.62
                                                  2006     16.52        18.08      3,620.59

FI Value Leaders Division/(d)/................... 2004     21.65        24.34        233.65
                                                  2005     24.34        26.36      4,359.90
                                                  2006     26.36        28.87      3,387.51

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.66         9.56          0.00
                                                  2005      9.56         9.78        252.79
                                                  2006      9.78        10.53      1,890.28

Harris Oakmark Focused Value Division/(c)/....... 2004     28.35        30.65        953.24
                                                  2005     30.65        32.98      4,369.76
                                                  2006     32.98        36.28      2,625.73

Harris Oakmark International Division/(d)/....... 2004     11.86        13.72        949.47
                                                  2005     13.72        15.37      4,360.22
                                                  2006     15.37        19.42      5,990.28

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.77        12.65      1,123.06
                                                  2005     12.65        12.21      4,829.93
                                                  2006     12.21        14.11      1,157.60

Jennison Growth Division/(c) (g)/................ 2005      3.95         4.73      3,161.78
                                                  2006      4.73         4.76      3,155.78

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.13         4.29        931.60
                                                  2005      4.29         3.91        930.56

Lazard Mid-Cap Division/(d)/..................... 2004     12.38        13.32        744.36
                                                  2005     13.32        14.12        379.82
                                                  2006     14.12        15.88        464.48

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.48         7.02        363.43
                                                  2005      7.02         7.82      2,208.93
                                                  2006      7.82         7.54      4,667.37

Legg Mason Value Equity/(c) (l)/................. 2006      9.00         9.61      1,368.60

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.48       $ 8.26          0.00
                                                      2005      8.26         8.66        511.00
                                                      2006      8.66         9.03      1,368.70

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.03        12.35     31,888.21
                                                      2005     12.35        12.33     58,362.22
                                                      2006     12.33        12.56     52,710.37

Loomis Sayles Small Cap Division/(c)/................ 2004     22.16        25.02        957.25
                                                      2005     25.02        26.17      1,914.50
                                                      2006     26.17        29.88      2,596.92

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.26        16.20        993.97
                                                      2005     16.20        16.13      2,941.48
                                                      2006     16.13        17.26      6,019.69

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.20        11.96      1,999.50
                                                      2005     11.96        12.70      4,087.05
                                                      2006     12.70        14.22      4,077.01

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.41        12.73      3,071.40
                                                      2005     12.73        13.98      4,379.18
                                                      2006     13.98        15.06      7,809.23

MetLife Stock Index Division/(c)/.................... 2004     31.39        33.89     13,176.55
                                                      2005     33.89        34.69     20,802.11
                                                      2006     34.69        39.19     20,974.70

MFS Research International Division/(c)/............. 2004      9.57        10.95        476.58
                                                      2005     10.95        12.50      1,637.50
                                                      2006     12.50        15.52      6,763.82

MFS Total Return Division/(i)/....................... 2004     33.48        36.27        646.66
                                                      2005     36.27        36.58      1,203.01
                                                      2006     36.58        40.16      1,029.13

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.27        10.75      9,314.05
                                                      2005     10.75        11.90     13,763.63
                                                      2006     11.90        14.65     13,998.00

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.00        20.93      2,574.08
                                                      2005     20.93        22.97      7,229.51
                                                      2006     22.97        25.05      9,441.32

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.78      7,319.82
                                                      2005     12.78        14.20     19,686.55
                                                      2006     14.20        19.16     42,276.42

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.76         8.40      1,552.74
                                                      2006      8.40         8.86      5,249.29

Oppenheimer Global Equity Division/(c)/.............. 2004     12.25        14.09      2,591.07
                                                      2005     14.09        16.02      4,150.28
                                                      2006     16.02        18.28      8,339.32

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.81        10.88          0.00

PIMCO Total Return Division/(c)/..................... 2004     11.46        11.83      4,757.70
                                                      2005     11.83        11.86     14,606.50
                                                      2006     11.86        12.16     13,969.05

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.09      $  4.24        213.88
                                                          2005      4.24         4.62        212.24
                                                          2006      4.62         4.77      3,322.25

Russell 2000(R) Index Division/(c)/...................... 2004     13.07        14.91      2,868.80
                                                          2005     14.91        15.25      3,573.72
                                                          2006     15.25        17.58      8,011.43

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.83        11.69        356.94
                                                          2005     11.69        12.19      1,171.46
                                                          2006     12.19        13.50      1,416.31

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.16         6.96        559.85
                                                          2005      6.96         7.83      4,916.77
                                                          2006      7.83         8.15      5,805.41

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.90        12.64        602.29
                                                          2005     12.64        13.72      1,137.94
                                                          2006     13.72        13.95      1,361.63

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.70        18.70      2,689.93
                                                          2005     18.70        18.81      8,012.26
                                                          2006     18.81        19.34      7,032.64

Western Asset Management U.S Government Division/(c)/.... 2004     14.63        14.92      2,108.37
                                                          2005     14.92        14.84      6,283.23
                                                          2006     14.84        15.13      4,472.45

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.10          0.00
                                                          2006     11.10        12.60          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.26          0.00
                                                          2006     10.26        10.75      2,074.04

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.47      7,354.91
                                                          2006     10.47        11.24     14,148.53

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.70     46,491.36
                                                          2006     10.70        11.74     69,819.26

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.93     11,458.42
                                                          2006     10.93        12.24     63,979.50

American Funds at 2.20 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.79        14.40          0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.64        18.50      1,548.37
                                                          2005     18.50        22.68      3,303.35
                                                          2006     22.68        27.53      9,878.37

American Funds Growth Division/(c)/...................... 2004     98.41       108.29      1,538.99
                                                          2005    108.29       123.10      2,730.25
                                                          2006    123.10       132.73      4,551.06

American Funds Growth-Income Division/(c)/............... 2004     76.59        82.69      1,555.89
                                                          2005     82.69        85.61      3,032.38
                                                          2006     85.61        96.49      4,108.55

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.98      $ 14.61       8,302.42

American Funds Global Small Capitalization Division/(c)/ 2001     13.57        13.22           0.00
                                                         2002     13.22        10.49       3,013.91
                                                         2003     10.49        15.78      24,019.52
                                                         2004     15.78        18.68      75,500.24
                                                         2005     18.68        22.95      75,518.87
                                                         2006     22.95        27.89      65,936.39

American Funds Growth Division/(c)/..................... 2001    113.04       102.16           0.00
                                                         2002    102.16        75.61       1,405.54
                                                         2003     75.61       101.34      18,951.53
                                                         2004    101.34       111.69      41,274.48
                                                         2005    111.69       127.15      35,235.78
                                                         2006    127.15       137.31      29,683.32

American Funds Growth-Income Division/(c)/.............. 2001     79.30        75.99           0.00
                                                         2002     75.99        60.79         738.38
                                                         2003     60.79        78.87      24,558.88
                                                         2004     78.87        85.28      46,623.82
                                                         2005     85.28        88.43      35,378.65
                                                         2006     88.43        99.81      32,205.65

BlackRock Aggressive Growth Division/(c)/............... 2004     30.98        34.23       2,563.08
                                                         2005     34.23        37.09       4,192.86
                                                         2006     37.09        38.75       5,261.53

BlackRock Bond Income Division/(a)/..................... 2004     39.04        40.31       8,496.88
                                                         2005     40.31        40.40      23,822.60
                                                         2006     40.40        41.28      34,782.13

BlackRock Diversified Division.......................... 2004     32.31        34.75      13,155.22
                                                         2005     34.75        35.06      27,231.71
                                                         2006     35.06        37.93      29,430.26

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     53.61        58.96       1,909.74
                                                         2005     58.96        59.77       2,660.67
                                                         2006     59.77        66.76       3,705.30

BlackRock Large Cap Value Division...................... 2004     10.58        11.63      22,322.20
                                                         2005     11.63        12.05      41,594.87
                                                         2006     12.05        14.09     116,327.23

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.11        24.15       4,428.47
                                                         2005     24.15        25.30      10,411.55
                                                         2006     25.30        25.79      17,725.63

BlackRock Money Market Division/(f)/.................... 2004     19.80        19.67       1,072.38
                                                         2005     19.67        19.81       7,603.00
                                                         2006     19.81        20.32       8,198.05

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.80       $17.72      55,979.61
                                                  2005     17.72        18.07      98,736.12
                                                  2006     18.07        20.64     112,796.68

Cyclical Growth ETF Division/(k)/................ 2006     10.67        11.34           2.69

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.48        11.09          71.66

Davis Venture Value Division/(c)/................ 2004     27.24        29.22      18,162.55
                                                  2005     29.22        31.54      52,269.42
                                                  2006     31.54        35.38      78,511.61

FI International Stock Division/(c)/............. 2004     11.07        12.60       7,892.03
                                                  2005     12.60        14.54      22,696.08
                                                  2006     14.54        16.59      51,532.87

FI Large Cap Division/(k)/....................... 2006     16.28        16.41       1,576.80

FI Mid Cap Opportunities Division/(h)/........... 2004     14.13        15.86       6,514.49
                                                  2005     15.86        16.60      27,484.79
                                                  2006     16.60        18.17      69,751.33

FI Value Leaders Division/(d)/................... 2004     21.77        24.48       5,620.49
                                                  2005     24.48        26.53      24,352.49
                                                  2006     26.53        29.06      50,585.56

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.67         9.57       6,866.00
                                                  2005      9.57         9.81      14,892.87
                                                  2006      9.81        10.56      23,574.14

Harris Oakmark Focused Value Division/(c)/....... 2004     28.50        30.83      18,953.73
                                                  2005     30.83        33.19      44,310.59
                                                  2006     33.19        36.53      34,293.35

Harris Oakmark International Division/(d)/....... 2004     11.88        13.74      19,839.38
                                                  2005     13.74        15.40      46,534.14
                                                  2006     15.40        19.48     125,310.90

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.80        12.69      89,526.94
                                                  2005     12.69        12.25     140,906.69
                                                  2006     12.25        14.16     147,417.10

Jennison Growth Division/(c) (g)/................ 2005      3.96         4.75      17,649.05
                                                  2006      4.75         4.77      34,473.50

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.14         4.30       8,461.18
                                                  2005      4.30         3.92      15,706.71

Lazard Mid-Cap Division/(d)/..................... 2004     12.40        13.34       8,860.83
                                                  2005     13.34        14.15      13,904.65
                                                  2006     14.15        15.92      35,006.86

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.49         7.04       2,152.57
                                                  2005      7.04         7.84      11,420.66
                                                  2006      7.84         7.56      43,155.36

Legg Mason Value Equity/(c) (l)/................. 2006      9.03         9.65      33,449.10

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.49       $ 8.28       6,409.53
                                                      2005      8.28         8.69      14,609.30
                                                      2006      8.69         9.06      17,892.23

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.07        12.38     187,078.15
                                                      2005     12.38        12.38     551,933.01
                                                      2006     12.38        12.61     804,630.02

Loomis Sayles Small Cap Division/(c)/................ 2004     22.27        25.15       1,928.19
                                                      2005     25.15        26.33       7,199.13
                                                      2006     26.33        30.07      49,397.54

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.32        16.27      30,495.71
                                                      2005     16.27        16.20      73,264.68
                                                      2006     16.20        17.35     104,800.64

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.21        11.98       3,867.30
                                                      2005     11.98        12.72      15,395.42
                                                      2006     12.72        14.26      20,736.20

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.43        12.76      56,261.03
                                                      2005     12.76        14.02     124,981.68
                                                      2006     14.02        15.11     225,611.34

MetLife Stock Index Division/(c)/.................... 2004     31.61        34.14     113,413.87
                                                      2005     34.14        34.97     305,157.46
                                                      2006     34.97        39.52     411,168.43

MFS Research International Division/(c)/............. 2004      9.59        10.97      15,145.00
                                                      2005     10.97        12.53      25,743.00
                                                      2006     12.53        15.57     104,895.91

MFS Total Return Division/(i)/....................... 2004     33.76        36.59       3,816.14
                                                      2005     36.59        36.93      15,082.43
                                                      2006     36.93        40.56      38,985.17

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.30        10.78      93,488.74
                                                      2005     10.78        11.95     227,873.64
                                                      2006     11.95        14.71     313,985.53

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.05        20.99      36,734.21
                                                      2005     20.99        23.05      91,597.80
                                                      2006     23.05        25.16     115,220.08

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.79      60,311.53
                                                      2005     12.79        14.21     159,522.75
                                                      2006     14.21        19.19     298,819.21

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.78         8.42      11,045.82
                                                      2006      8.42         8.89      31,118.38

Oppenheimer Global Equity Division/(c)/.............. 2004     12.30        14.14       7,687.26
                                                      2005     14.14        16.09      18,561.69
                                                      2006     16.09        18.37      46,604.61

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.83        10.90      12,083.89

PIMCO Total Return Division/(c)/..................... 2004     11.47        11.85      91,450.71
                                                      2005     11.85        11.89     211,423.65
                                                      2006     11.89        12.20     283,358.24

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.10      $  4.25      20,294.24
                                                          2005      4.25         4.63      22,047.22
                                                          2006      4.63         4.79      34,273.48

Russell 2000(R) Index Division/(c)/...................... 2004     13.10        14.95      29,954.58
                                                          2005     14.95        15.30      65,152.20
                                                          2006     15.30        17.65     105,614.62

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.86        11.73      39,975.81
                                                          2005     11.73        12.24      61,086.27
                                                          2006     12.24        13.56      74,688.89

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.17         6.97      26,082.30
                                                          2005      6.97         7.85      47,602.89
                                                          2006      7.85         8.17     105,812.07

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.94        12.69      10,681.68
                                                          2005     12.69        13.78      23,051.77
                                                          2006     13.78        14.02      28,507.52

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.79        18.79      14,023.91
                                                          2005     18.79        18.91      62,081.03
                                                          2006     18.91        19.45      96,822.65

Western Asset Management U.S Government Division/(c)/.... 2004     14.70        15.00      56,301.68
                                                          2005     15.00        14.92     105,648.46
                                                          2006     14.92        15.22     127,007.24

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.11      24,202.61
                                                          2006     11.11        12.61      43,445.90

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.26      10,574.32
                                                          2006     10.26        10.76      20,750.77

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.48      26,727.72
                                                          2006     10.48        11.25     186,306.38

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.71     172,472.23
                                                          2006     10.71        11.75     435,700.96

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.93     161,123.95
                                                          2006     10.93        12.25     552,712.91

American Funds at 2.15 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.85        14.47      29,754.86

American Funds Global Small Capitalization Division/(c)/. 2004     15.69        18.56      22,855.68
                                                          2005     18.56        22.77      65,511.64
                                                          2006     22.77        27.65     148,347.38

American Funds Growth Division/(c)/...................... 2004     99.40       109.43      14,058.69
                                                          2005    109.43       124.46      31,533.74
                                                          2006    124.46       134.26      54,896.22

American Funds Growth-Income Division/(c)/............... 2004     77.35        83.56      19,344.03
                                                          2005     83.56        86.56      42,140.74
                                                          2006     86.56        97.60      63,265.18

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      1,871.50

American Funds Global Small Capitalization Division/(c)/ 2001     13.46        13.10          0.00
                                                         2002     13.10        10.36        240.07
                                                         2003     10.36        15.55      2,826.25
                                                         2004     15.55        18.37      8,233.81
                                                         2005     18.37        22.51     10,408.87
                                                         2006     22.51        27.29     10,006.16

American Funds Growth Division/(c)/..................... 2001    108.20        97.69          0.00
                                                         2002     97.69        72.12        296.99
                                                         2003     72.12        96.42      1,763.09
                                                         2004     96.42       106.00      6,382.60
                                                         2005    106.00       120.37      4,184.29
                                                         2006    120.37       129.66      4,691.87

American Funds Growth-Income Division/(c)/.............. 2001     75.91        72.66          0.00
                                                         2002     72.66        57.98          0.00
                                                         2003     57.98        75.04      1,645.67
                                                         2004     75.04        80.94      3,961.92
                                                         2005     80.94        83.72      5,156.55
                                                         2006     83.72        94.26      3,541.86

BlackRock Aggressive Growth Division/(c)/............... 2004     29.76        32.83          0.00
                                                         2005     32.83        35.49          0.00
                                                         2006     35.49        36.98          0.00

BlackRock Bond Income Division/(a)/..................... 2004     37.07        38.21      2,768.23
                                                         2005     38.21        38.21      1,917.22
                                                         2006     38.21        38.94      2,114.21

BlackRock Diversified Division.......................... 2004     30.90        33.18          0.00
                                                         2005     33.18        33.39          0.00
                                                         2006     33.39        36.03          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     50.88        55.87         31.72
                                                         2005     55.87        56.49         31.52
                                                         2006     56.49        31.33         62.95

BlackRock Large Cap Value Division...................... 2004     10.53        11.56          0.00
                                                         2005     11.56        11.94          0.00
                                                         2006     11.94        13.92      4,445.25

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.59        23.54          0.00
                                                         2005     23.54        24.60          0.00
                                                         2006     24.60        25.01          0.00

BlackRock Money Market Division/(f)/.................... 2004     18.81        18.65          0.00
                                                         2005     18.65        18.73          0.00
                                                         2006     18.73        19.17          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.65       $17.52      4,359.43
                                                  2005     17.52        17.82     12,692.69
                                                  2006     17.82        20.31      7,473.56

Cyclical Growth ETF Division/(k)/................ 2006     10.65        11.30        535.12

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.46        11.05          0.00

Davis Venture Value Division/(c)/................ 2004     26.60        28.49        629.82
                                                  2005     28.49        30.67      3,898.38
                                                  2006     30.67        34.32      4,076.30

FI International Stock Division/(c)/............. 2004     10.72        12.18      1,185.09
                                                  2005     12.18        14.02      6,521.01
                                                  2006     14.02        15.95      6,632.18

FI Large Cap Division/(k)/....................... 2006     15.89        16.00          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     13.88        15.55      2,350.77
                                                  2005     15.55        16.24      5,857.29
                                                  2006     16.24        17.73      9,926.05

FI Value Leaders Division/(d)/................... 2004     21.18        23.78        753.43
                                                  2005     23.78        25.70      2,653.54
                                                  2006     25.70        28.09      2,870.31

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.61         9.49      2,009.35
                                                  2005      9.49         9.69      2,072.58
                                                  2006      9.69        10.41      4,732.51

Harris Oakmark Focused Value Division/(c)/....... 2004     27.73        29.94      1,714.93
                                                  2005     29.94        32.15      6,004.94
                                                  2006     32.15        35.30      7,618.24

Harris Oakmark International Division/(d)/....... 2004     11.80        13.63      2,368.65
                                                  2005     13.63        15.24      2,653.09
                                                  2006     15.24        19.22      9,277.08

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.64        12.50      3,329.01
                                                  2005     12.50        12.03      3,250.72
                                                  2006     12.03        13.88      7,418.87

Jennison Growth Division/(c) (g)/................ 2005      3.91         4.68      1,088.48
                                                  2006      4.68         4.70      1,293.36

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.10         4.25      1,445.15
                                                  2005      4.25         3.87      1,462.74

Lazard Mid-Cap Division/(d)/..................... 2004     12.32        13.24        288.66
                                                  2005     13.24        14.00        466.97
                                                  2006     14.00        15.72      3,759.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.44         6.97        897.70
                                                  2005      6.97         7.75        668.32
                                                  2006      7.75         7.45      1,660.30

Legg Mason Value Equity/(c) (l)/................. 2006      8.87         9.46          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.40       $ 8.16          0.00
                                                      2005      8.16         8.54      5,906.22
                                                      2006      8.54         8.91      5,906.22

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     11.90        12.19      7,253.18
                                                      2005     12.19        12.16      8,368.75
                                                      2006     12.16        12.35      5,145.51

Loomis Sayles Small Cap Division/(c)/................ 2004     21.72        24.49          0.00
                                                      2005     24.49        25.57         22.83
                                                      2006     25.57        29.13      4,380.90

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.02        15.92        892.85
                                                      2005     15.92        15.82      1,493.79
                                                      2006     15.82        16.90      7,224.03

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.14        11.88      2,324.91
                                                      2005     11.88        12.59      1,686.31
                                                      2006     12.59        14.07      1,188.29

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.32        12.61      1,546.17
                                                      2005     12.61        13.83      1,808.87
                                                      2006     13.83        14.87      1,780.50

MetLife Stock Index Division/(c)/.................... 2004     30.52        32.91      3,799.27
                                                      2005     32.91        33.62      7,968.09
                                                      2006     33.62        37.91      5,152.94

MFS Research International Division/(c)/............. 2004      9.51        10.86      3,570.06
                                                      2005     10.86        12.38      3,564.79
                                                      2006     12.38        15.34     10,387.44

MFS Total Return Division/(i)/....................... 2004     32.35        35.01        882.32
                                                      2005     35.01        35.24      3,087.82
                                                      2006     35.24        38.61      4,528.37

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.17        10.62      3,153.72
                                                      2005     10.62        11.73      5,763.70
                                                      2006     11.73        14.41      6,628.52

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.81        20.67        756.21
                                                      2005     20.67        22.65      3,021.80
                                                      2006     22.65        24.65      6,181.13

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.76      6,313.11
                                                      2005     12.76        14.15     15,657.67
                                                      2006     14.15        19.06     14,390.26

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.70         8.31          0.00
                                                      2006      8.31         8.76          0.00

Oppenheimer Global Equity Division/(c)/.............. 2004     12.08        13.87        423.49
                                                      2005     13.87        15.74        422.96
                                                      2006     15.74        17.93      3,112.03

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.75        10.80          0.00

PIMCO Total Return Division/(c)/..................... 2004     11.38        11.74      7,647.29
                                                      2005     11.74        11.75     11,741.69
                                                      2006     11.75        12.02     11,482.64

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.06      $  4.21          0.00
                                                          2005      4.21         4.58          0.00
                                                          2006      4.58         4.72        410.94

Russell 2000(R) Index Division/(c)/...................... 2004     12.92        14.72        982.17
                                                          2005     14.72        15.03      1,835.32
                                                          2006     15.03        17.30      5,663.46

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.71        11.55      3,366.81
                                                          2005     11.55        12.02      3,614.98
                                                          2006     12.02        13.28      2,019.19

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.12         6.91      5,362.07
                                                          2005      6.91         7.75      5,262.26
                                                          2006      7.75         8.05      3,714.93

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.73        12.44      1,004.51
                                                          2005     12.44        13.48      9,411.02
                                                          2006     13.48        13.68     11,389.90

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.37        18.32     17,504.30
                                                          2005     18.32        18.39     12,141.99
                                                          2006     18.39        18.87      4,495.73

Western Asset Management U.S Government Division/(c)/.... 2004     14.35        14.62      2,319.32
                                                          2005     14.62        14.51      1,648.13
                                                          2006     14.51        14.76      1,399.34

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.09          0.00
                                                          2006     11.09        12.55          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.24          0.00
                                                          2006     10.24        10.72          0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.46          0.00
                                                          2006     10.46        11.20     20,804.20

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.69     24,549.58
                                                          2006     10.69        11.70     26,232.94

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.91          0.00
                                                          2006     10.91        12.20          0.00

American Funds at 2.40 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.54        14.12        269.62

American Funds Global Small Capitalization Division/(c)/. 2004     15.47        18.25      4,536.96
                                                          2005     18.25        22.34      6,321.99
                                                          2006     22.34        27.06     11,627.03

American Funds Growth Division/(c)/...................... 2004     94.57       103.86      1,088.90
                                                          2005    103.86       117.82      2,232.58
                                                          2006    117.82       126.79      3,651.93

American Funds Growth-Income Division/(c)/............... 2004     73.60        79.30      2,841.92
                                                          2005     79.30        81.94      4,981.05
                                                          2006     81.94        92.17      5,563.51

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE




                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Bond Division/(k)/...................................... 2006   $ 13.79      $ 14.40       1,759.15

American Funds Global Small Capitalization Division/(c)/............... 2001     13.50        13.15         438.91
                                                                        2002     13.15        10.41         996.94
                                                                        2003     10.41        15.64      16,775.79
                                                                        2004     15.64        18.50      30,426.34
                                                                        2005     18.50        22.68      34,820.47
                                                                        2006     22.68        27.53      34,101.06

American Funds Growth Division/(c)/.................................... 2001    110.11        99.46         314.16
                                                                        2002     99.46        73.50         444.84
                                                                        2003     73.50        98.36       6,389.17
                                                                        2004     98.36       108.24      14,117.57
                                                                        2005    108.24       123.04      16,703.64
                                                                        2006    123.04       132.67      15,225.06

American Funds Growth-Income Division/(c)/............................. 2001     77.25        73.98           0.00
                                                                        2002     73.98        59.09         654.55
                                                                        2003     59.09        76.55       9,674.26
                                                                        2004     76.55        82.65      19,070.43
                                                                        2005     82.65        85.57      19,559.27
                                                                        2006     85.57        96.44      17,826.15

BlackRock Aggressive Growth Division/(c)/.............................. 2004     30.24        33.39       1,392.47
                                                                        2005     33.39        36.12       5,283.30
                                                                        2006     36.12        37.68       6,102.10

BlackRock Bond Income Division/(a)/.................................... 2004     37.84        39.04       7,792.97
                                                                        2005     39.04        39.07      30,493.05
                                                                        2006     39.07        39.86      38,480.29

BlackRock Diversified Division......................................... 2004     31.46        33.80       8,678.74
                                                                        2005     33.80        34.05      17,006.57
                                                                        2006     34.05        36.78      20,188.90

BlackRock Large Cap Division (formerly BlackRock Investment Trust)/(c)/ 2004     51.95        57.08         754.26
                                                                        2005     57.08        57.78       1,948.68
                                                                        2006     57.78        64.45       1,677.84

BlackRock Large Cap Value Division..................................... 2004     10.55        11.59      12,305.61
                                                                        2005     11.59        11.98      34,390.13
                                                                        2006     11.98        13.99     116,748.29

BlackRock Legacy Large Cap Growth Division/(i)/........................ 2004     21.80        23.78       5,189.12
                                                                        2005     23.78        24.88       9,718.86
                                                                        2006     24.88        25.32       9,715.62

BlackRock Money Market Division/(f)/................................... 2004     19.20        19.05           0.00
                                                                        2005     19.05        19.16           0.00
                                                                        2006     19.16        19.62           0.00

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/................................ 2004    $15.71       $17.60      22,485.39
                                                                        2005     17.60        17.92      39,961.36
                                                                        2006     17.92        20.44      53,557.14

Cyclical Growth ETF Division/(k)/...................................... 2006     10.66        11.32       1,116.62

Cyclical Growth and Income ETF Division/(k)/........................... 2006     10.47        11.07         368.82

Davis Venture Value Division/(c)/...................................... 2004     26.85        28.78       5,625.69
                                                                        2005     28.78        31.01      36,415.93
                                                                        2006     31.01        34.74      50,184.70

FI International Stock Division/(c)/................................... 2004     10.86        12.35       5,512.51
                                                                        2005     12.35        14.23      21,842.17
                                                                        2006     14.23        16.20      75,832.81

FI Large Cap Division/(k)/............................................. 2006     16.04        16.16       4,346.30

FI Mid Cap Opportunities Division/(h)/................................. 2004     13.98        15.67       7,685.86
                                                                        2005     15.67        16.38      28,226.20
                                                                        2006     16.38        17.90      48,169.29

FI Value Leaders Division/(d)/......................................... 2004     21.42        24.05           0.00
                                                                        2005     24.05        26.03      15,277.09
                                                                        2006     26.03        28.47      15,355.84

Franklin Templeton Small Cap Growth Division/(c)/...................... 2004      8.64         9.52       9,214.36
                                                                        2005      9.52         9.74      12,457.12
                                                                        2006      9.74        10.47      25,775.67

Harris Oakmark Focused Value Division/(c)/............................. 2004     28.04        30.29       9,739.96
                                                                        2005     30.29        32.56      30,910.94
                                                                        2006     32.56        35.79      37,088.49

Harris Oakmark International Division/(d)/............................. 2004     11.83        13.67       8,502.62
                                                                        2005     13.67        15.31      49,213.15
                                                                        2006     15.31        19.32     129,629.72

Harris Oakmark Large Cap Value Division/(c)/........................... 2004     11.70        12.58      33,650.64
                                                                        2005     12.58        12.12      52,694.28
                                                                        2006     12.12        13.99      57,628.19

Jennison Growth Division/(c) (g)/...................................... 2005      3.93         4.71      22,374.77
                                                                        2006      4.71         4.73      40,782.90

Jennison Growth Division (formerly Met/Putnam Voyager Division)/(c)
  (g)/................................................................. 2004      4.11         4.27           0.00
                                                                        2005      4.27         3.89       5,910.02

Lazard Mid-Cap Division/(d)/........................................... 2004     12.35        13.28       1,554.45
                                                                        2005     13.28        14.06       5,043.25
                                                                        2006     14.06        15.80      13,929.55

Legg Mason Aggressive Growth (formerly Janus Aggressive Growth)/(e)/... 2004      6.46         6.99       2,082.05
                                                                        2005      6.99         7.78       4,809.33
                                                                        2006      7.78         7.49      12,750.56

Legg Mason Value Equity/(c) (l)/....................................... 2006      8.93         9.54       7,274.31

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
Legg Mason Value Equity (formerly MFS Investors Trust Division)/(c)
  (l)/................................................................. 2004    $ 7.44       $ 8.21       4,465.59
                                                                        2005      8.21         8.60       6,506.72
                                                                        2006      8.60         8.97       6,470.32

Lehman Brothers(R) Aggregate Bond Index Division/(c)/.................. 2004     11.97        12.27     109,181.83
                                                                        2005     12.27        12.24     352,065.05
                                                                        2006     12.24        12.45     427,787.91

Loomis Sayles Small Cap Division/(c)/.................................. 2004     21.94        24.75       3,975.53
                                                                        2005     24.75        25.87       9,845.11
                                                                        2006     25.87        29.50      25,306.15

Lord Abbett Bond Debenture Division/(b)/............................... 2004     15.14        16.06      14,480.98
                                                                        2005     16.06        15.97      40,166.81
                                                                        2006     15.97        17.08      57,628.37

Met/AIM Small Cap Growth Division/(d)/................................. 2004     11.17        11.92       2,841.34
                                                                        2005     11.92        12.64      32,396.74
                                                                        2006     12.64        14.14      44,344.76

MetLife Mid Cap Stock Index Division/(d)/.............................. 2004     11.36        12.67      25,139.84
                                                                        2005     12.67        13.91      66,915.42
                                                                        2006     13.91        14.97      84,983.73

MetLife Stock Index Division/(c)/...................................... 2004     30.96        33.40      48,821.94
                                                                        2005     33.40        34.16     158,429.74
                                                                        2006     34.16        38.55     189,563.24

MFS Research International Division/(c)/............................... 2004      9.54        10.91       5,125.90
                                                                        2005     10.91        12.44      34,818.55
                                                                        2006     12.44        15.43     100,571.37

MFS Total Return Division/(i)/......................................... 2004     32.91        35.63       7,136.84
                                                                        2005     35.63        35.91      15,395.59
                                                                        2006     35.91        39.38      23,460.92

Morgan Stanley EAFE(R) Index Division/(c)/............................. 2004      9.22        10.68      42,088.86
                                                                        2005     10.68        11.82     115,824.71
                                                                        2006     11.82        14.53     162,768.82

Neuberger Berman Mid Cap Value Division/(c)/........................... 2004     17.91        20.80      18,280.94
                                                                        2005     20.80        22.81      69,809.03
                                                                        2006     22.81        24.85      69,581.39

Neuberger Berman Real Estate Division/(i)/............................. 2004      9.99        12.78      36,292.62
                                                                        2005     12.78        14.19     119,237.10
                                                                        2006     14.19        19.14     247,308.97

Oppenheimer Capital Appreciation Division/(j)/......................... 2005      7.73         8.36       2,919.63
                                                                        2006      8.36         8.81      12,230.30

Oppenheimer Global Equity Division/(c)/................................ 2004     12.17        13.98       2,963.55
                                                                        2005     13.98        15.88      19,528.45
                                                                        2006     15.88        18.10      29,244.05

PIMCO Inflation Protected Bond Division/(k)/........................... 2006     10.78        10.84       5,469.12

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/....................................... 2004   $ 11.42      $ 11.79      45,456.03
                                                                        2005     11.79        11.81     135,902.74
                                                                        2006     11.81        12.09     163,532.19

RCM Technology Division (formerly RCM Global Technology Division)/(c)/. 2004      4.08         4.23      11,832.40
                                                                        2005      4.23         4.60      45,030.73
                                                                        2006      4.60         4.75      49,216.48

Russell 2000(R) Index Division/(c)/.................................... 2004     12.99        14.81      15,022.63
                                                                        2005     14.81        15.14      45,530.68
                                                                        2006     15.14        17.44      85,433.02

T. Rowe Price Large Cap Growth Division/(c)/........................... 2004     10.77        11.62      13,151.70
                                                                        2005     11.62        12.11      59,451.27
                                                                        2006     12.11        13.39      93,429.50

T. Rowe Price Mid-Cap Growth Division/(c)/............................. 2004      6.14         6.93      11,805.24
                                                                        2005      6.93         7.79      57,596.89
                                                                        2006      7.79         8.10      75,112.72

T. Rowe Price Small Cap Growth Division/(c)/........................... 2004     11.81        12.54       3,787.84
                                                                        2005     12.54        13.60       8,539.46
                                                                        2006     13.60        13.81      15,342.43

Western Asset Management Strategic Bond Opportunities Division/(c)/.... 2004     17.53        18.51       9,507.96
                                                                        2005     18.51        18.60      40,716.61
                                                                        2006     18.60        19.10      53,069.44

Western Asset Management U.S Government Division/(c)/.................. 2004     14.49        14.77      22,509.91
                                                                        2005     14.77        14.68      65,572.52
                                                                        2006     14.68        14.94      74,818.85

MetLife Aggressive Allocation Division/(j)/............................ 2005      9.99        11.10       2,419.58
                                                                        2006     11.10        12.58       2,482.72

MetLife Conservative Allocation Division/(j)/.......................... 2005      9.99        10.25      10,277.76
                                                                        2006     10.25        10.73       2,064.38

MetLife Conservative to Moderate Allocation Division/(j)/.............. 2005      9.99        10.47      25,198.90
                                                                        2006     10.47        11.22     161,099.95

MetLife Moderate Allocation Division/(j)/.............................. 2005      9.99        10.70      44,284.85
                                                                        2006     10.70        11.72     338,111.07

MetLife Moderate to Aggressive Allocation Division/(j)/................ 2005      9.99        10.92      82,413.41
                                                                        2006     10.92        12.22     323,055.48
American Funds at 2.30 Separate Account Charge:

American Funds Bond Division/(k)/...................................... 2006     13.67        14.26      36,187.80

American Funds Global Small Capitalization Division/(c)/............... 2004     15.55        18.37      11,675.66
                                                                        2005     18.37        22.51      67,533.92
                                                                        2006     22.51        27.29     140,248.70

American Funds Growth Division/(c)/.................................... 2004     96.47       106.05       8,870.53
                                                                        2005    106.05       120.43      26,258.30
                                                                        2006    120.43       129.73      42,023.84

American Funds Growth-Income Division/(c)/............................. 2004     75.08        80.98      12,705.18
                                                                        2005     80.98        83.76      28,987.83
                                                                        2006     83.76        94.30      43,032.23

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.30      $ 14.97      11,049.75

American Funds Global Small Capitalization Division/(c)/ 2001     13.68        13.35           0.00
                                                         2002     13.35        10.61       5,433.81
                                                         2003     10.61        16.00      21,510.49
                                                         2004     16.00        19.00      47,884.39
                                                         2005     19.00        23.39      47,538.52
                                                         2006     23.39        28.50      55,052.75

American Funds Growth Division/(c)/..................... 2001    118.09       106.84           0.00
                                                         2002    106.84        79.27       4,653.65
                                                         2003     79.27       106.52      13,948.66
                                                         2004    106.52       117.68      17,556.29
                                                         2005    117.68       134.31      18,899.19
                                                         2006    134.31       145.40      18,346.30

American Funds Growth-Income Division/(c)/.............. 2001     82.85        79.47           0.00
                                                         2002     79.47        63.73       6,550.73
                                                         2003     63.73        82.89      22,621.15
                                                         2004     82.89        89.86      31,348.41
                                                         2005     89.86        93.41      23,724.36
                                                         2006     93.41       105.69      19,735.20

BlackRock Aggressive Growth Division/(c)/............... 2004     32.24        35.69          45.05
                                                         2005     35.69        38.77         238.65
                                                         2006     38.77       347.15          40.60

BlackRock Bond Income Division/(a)/..................... 2004     41.11        42.52      11,211.29
                                                         2005     42.52        42.73      14,994.74
                                                         2006     42.73        43.77      17,626.76

BlackRock Diversified Division.......................... 2004     33.79        36.39       2,669.97
                                                         2005     36.39        36.81       4,448.29
                                                         2006     36.81        39.92       4,329.04

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     56.48        62.22       3,112.55
                                                         2005     62.22        63.23       4,861.53
                                                         2006     63.23        70.81       5,383.30

BlackRock Large Cap Value Division...................... 2004     10.63        11.71       1,728.59
                                                         2005     11.71        12.16       5,434.38
                                                         2006     12.16        14.25      14,987.05

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.64        24.77         462.28
                                                         2005     24.77        26.01       1,423.51
                                                         2006     26.01        26.58       1,904.45

BlackRock Money Market Division/(f)/.................... 2004     20.86        20.75     104,013.73
                                                         2005     20.75        20.95     324,513.79
                                                         2006     20.95        21.54     251,151.04

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.95       $17.92      11,753.30
                                                  2005     17.92        18.32      21,628.30
                                                  2006     18.32        20.98      20,997.41

Cyclical Growth ETF Division/(k)/................ 2006     10.68        11.38       7,083.60

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.49        11.12       9,073.32

Davis Venture Value Division/(c)/................ 2004     27.89        29.97       6,468.34
                                                  2005     29.97        32.43      17,463.16
                                                  2006     32.43        36.47      20,737.71

FI International Stock Division/(c)/............. 2004     11.44        13.04       4,087.34
                                                  2005     13.04        15.09      10,887.21
                                                  2006     15.09        17.25      64,053.22

FI Large Cap Division/(k)/....................... 2006     16.68        16.84       6,455.51

FI Mid Cap Opportunities Division/(h)/........... 2004     14.39        16.17       1,644.30
                                                  2005     16.17        16.97       5,360.57
                                                  2006     16.97        18.62      14,154.65

FI Value Leaders Division/(d)/................... 2004     22.38        25.21         371.96
                                                  2005     25.21        27.38       4,289.70
                                                  2006     27.38        30.08       9,274.23

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.74         9.66       1,105.28
                                                  2005      9.66         9.92       3,414.63
                                                  2006      9.92        10.71       5,237.83

Harris Oakmark Focused Value Division/(c)/....... 2004     29.30        31.74       6,059.03
                                                  2005     31.74        34.26      10,284.09
                                                  2006     34.26        37.80      10,919.67

Harris Oakmark International Division/(d)/....... 2004     11.95        13.85       7,541.78
                                                  2005     13.85        15.57      14,013.75
                                                  2006     15.57        19.73     158,503.25

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.96        12.89      10,020.95
                                                  2005     12.89        12.47      19,981.09
                                                  2006     12.47        14.46      23,281.72

Jennison Growth Division/(c) (g)/................ 2005      4.01         4.81       8,946.99
                                                  2006      4.81         4.86       6,029.35

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.18         4.36           0.00
                                                  2005      4.36         3.97       4,519.29

Lazard Mid-Cap Division/(d)/..................... 2004     12.48        13.45       1,004.90
                                                  2005     13.45        14.30       2,031.80
                                                  2006     14.30        16.13       1,841.64

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.55         7.10         717.63
                                                  2005      7.10         7.94       2,248.76
                                                  2006      7.94         7.67       2,745.72

Legg Mason Value Equity/(c) (l)/................. 2006      9.19         9.83         608.35

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.59       $ 8.40           0.00
                                                      2005      8.40         8.83           0.00
                                                      2006      8.83         9.22           0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.23        12.58      92,544.61
                                                      2005     12.58        12.60     181,365.97
                                                      2006     12.60        12.87     186,339.30

Loomis Sayles Small Cap Division/(c)/................ 2004     22.83        25.83         210.62
                                                      2005     25.83        27.11       2,490.63
                                                      2006     27.11        31.04       5,005.48

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.63        16.63       9,960.03
                                                      2005     16.63        16.60      20,983.88
                                                      2006     16.60        17.82      32,633.12

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.29        12.07       3,525.98
                                                      2005     12.07        12.86         708.70
                                                      2006     12.86        14.44       1,143.31

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.54        12.90       8,190.75
                                                      2005     12.90        14.22      20,046.68
                                                      2006     14.22        15.36      22,907.88

MetLife Stock Index Division/(c)/.................... 2004     32.74        35.42      44,091.65
                                                      2005     35.42        36.37      59,871.73
                                                      2006     36.37        41.20      62,239.34

MFS Research International Division/(c)/............. 2004      9.66        11.08       1,039.50
                                                      2005     11.08        12.69       8,054.13
                                                      2006     12.69        15.80     172,511.87

MFS Total Return Division/(i)/....................... 2004     35.23        38.24       4,251.94
                                                      2005     38.24        38.69       7,910.43
                                                      2006     38.69        42.60       6,982.51

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.43        10.95      22,629.26
                                                      2005     10.95        12.16      36,330.89
                                                      2006     12.16        15.01      94,413.27

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.30        21.32      12,681.85
                                                      2005     21.32        23.47      30,464.03
                                                      2006     23.47        25.67      25,980.67

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.81      64,876.69
                                                      2005     12.81        14.27      80,823.38
                                                      2006     14.27        19.32      97,334.09

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.86         8.52       2,379.05
                                                      2006      8.52         9.02       4,179.92

Oppenheimer Global Equity Division/(c)/.............. 2004     12.52        14.42         627.40
                                                      2005     14.42        16.45      13,096.47
                                                      2006     16.45        18.83      13,133.45

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.91        11.00      19,189.87

PIMCO Total Return Division/(c)/..................... 2004     11.57        11.97      75,764.44
                                                      2005     11.97        12.04     124,281.92
                                                      2006     12.04        12.38     112,961.77

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.13      $  4.29       3,524.62
                                                          2005      4.29         4.69      13,740.54
                                                          2006      4.69         4.86       9,597.81

Russell 2000(R) Index Division/(c)/...................... 2004     13.28        15.18       9,859.86
                                                          2005     15.18        15.58      18,345.93
                                                          2006     15.58        18.02      14,354.90

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     11.01        11.91      18,675.83
                                                          2005     11.91        12.46      24,525.87
                                                          2006     12.46        13.83      14,585.86

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.22         7.04      16,291.17
                                                          2005      7.04         7.94      26,125.77
                                                          2006      7.94         8.29      28,679.60

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.16        12.94       3,454.17
                                                          2005     12.94        14.09       5,424.51
                                                          2006     14.09        14.37       6,328.13

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.21        19.28      12,615.56
                                                          2005     19.28        19.45      34,252.48
                                                          2006     19.45        20.05      37,010.35

Western Asset Management U.S Government Division/(c)/.... 2004     15.05        15.39      47,113.92
                                                          2005     15.39        15.35      38,050.25
                                                          2006     15.35        15.69      43,062.40

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.13           0.00
                                                          2006     11.13        12.66       8,556.47

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.28      48,694.26
                                                          2006     10.28        10.81      44,100.05

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.50      26,136.99
                                                          2006     10.50        11.30     136,761.89

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.73      41,876.81
                                                          2006     10.73        11.80     117,192.72

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.95       1,384.24
                                                          2006     10.95        12.30     149,531.62

American Funds at 1.90 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.17        14.82       8,654.37

American Funds Global Small Capitalization Division/(c)/. 2004     15.91        18.87       4,289.64
                                                          2005     18.87        23.21      27,075.11
                                                          2006     23.21        28.26      58,485.92

American Funds Growth Division/(c)/...................... 2004    104.47       115.31       3,649.80
                                                          2005    115.31       131.46       8,989.65
                                                          2006    131.46       142.18      11,261.16

American Funds Growth-Income Division/(c)/............... 2004     81.30        88.04       5,115.63
                                                          2005     88.04        91.43      12,031.87
                                                          2006     91.43       103.35      13,277.30

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.73      $ 14.33          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.48        13.13          0.00
                                                         2002     13.13        10.39          0.00
                                                         2003     10.39        15.60          0.00
                                                         2004     15.60        18.44      3,983.48
                                                         2005     18.44        22.60      1,531.76
                                                         2006     22.60        27.41        580.64

American Funds Growth Division/(c)/..................... 2001    109.20        98.62          0.00
                                                         2002     98.62        72.84          0.00
                                                         2003     72.84        97.44          0.00
                                                         2004     97.44       107.17        716.00
                                                         2005    107.17       121.76        366.58
                                                         2006    121.76       131.22        383.54

American Funds Growth-Income Division/(c)/.............. 2001     76.61        73.35          0.00
                                                         2002     73.35        58.56          0.00
                                                         2003     58.56        75.83          0.00
                                                         2004     75.83        81.83      2,731.57
                                                         2005     81.83        84.68      2,592.29
                                                         2006     84.68        95.39      2,650.19

BlackRock Aggressive Growth Division/(c)/............... 2004     30.00        33.11          0.00
                                                         2005     33.11        35.80        906.63
                                                         2006     35.80        37.33      1,717.70

BlackRock Bond Income Division/(a)/..................... 2004     37.45        38.62          0.00
                                                         2005     38.62        38.64      1,707.29
                                                         2006     38.64        39.40      3,968.47

BlackRock Diversified Division.......................... 2004     31.18        33.49         37.90
                                                         2005     33.49        33.72        115.93
                                                         2006     33.72        36.40          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     51.41        56.47      1,206.19
                                                         2005     56.47        57.13      1,641.74
                                                         2006     57.13        63.69      2,575.06

BlackRock Large Cap Value Division...................... 2004     10.54        11.57         73.77
                                                         2005     11.57        11.96     10,342.95
                                                         2006     11.96        13.95     16,937.92

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.70        23.66          0.00
                                                         2005     23.66        24.74          0.00
                                                         2006     24.74        25.17          0.00

BlackRock Money Market Division/(f)/.................... 2004     19.00        18.85          0.00
                                                         2005     18.85        18.94          0.00
                                                         2006     18.94        19.39          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.68      $ 17.56          0.00
                                                  2005     17.56        17.87      2,783.89
                                                  2006     17.87        20.38      6,882.97

Cyclical Growth ETF Division/(k)/................ 2006     10.66        11.31          0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.47        11.06          0.00

Davis Venture Value Division/(c)/................ 2004     26.73        28.63         29.67
                                                  2005     28.63        30.84         89.81
                                                  2006     30.84        34.53      1,027.06

FI International Stock Division/(c)/............. 2004     10.79        12.26        139.27
                                                  2005     12.26        14.12        138.95
                                                  2006     14.12       135.73         16.08

FI Large Cap Division/(k)/....................... 2006     15.97        16.08          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     13.93        15.61          0.00
                                                  2005     15.61        16.31          0.00
                                                  2006     16.31        17.82          0.00

FI Value Leaders Division/(d)/................... 2004     21.30        23.91         35.71
                                                  2005     23.91        25.86        107.77
                                                  2006     25.86        28.28          0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.62         9.50          0.00
                                                  2005      9.50         9.71          0.00
                                                  2006      9.71        10.44          0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     27.88        30.12         19.81
                                                  2005     30.12        32.36        614.35
                                                  2006     32.36        35.54          0.00

Harris Oakmark International Division/(d)/....... 2004     11.82        13.65        713.03
                                                  2005     13.65        15.27      1,221.19
                                                  2006     15.27        19.27      1,221.28

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.67        12.54         67.76
                                                  2005     12.54        12.08      1,589.42
                                                  2006     12.08        13.94          0.00

Jennison Growth Division/(c) (g)/................ 2005      3.92         4.69          0.00
                                                  2006      4.69         4.71          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.10         4.26          0.00
                                                  2005      4.26         3.88          0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.33        13.26          0.00
                                                  2005     13.26        14.03          0.00
                                                  2006     14.03        15.76          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.45         6.98          0.00
                                                  2005      6.98         7.77        314.00
                                                  2006      7.77         7.47          0.00

Legg Mason Value Equity/(c) (l)/................. 2006      8.90         9.50          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.42       $ 8.19          0.00
                                                      2005      8.19         8.57          0.00
                                                      2006      8.57         8.94          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     11.94        12.23          0.00
                                                      2005     12.23        12.20     17,152.87
                                                      2006     12.20        12.40     18,820.15

Loomis Sayles Small Cap Division/(c)/................ 2004     21.83        24.62          0.00
                                                      2005     24.62        25.72          0.00
                                                      2006     25.72        29.32          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.08        15.99        194.15
                                                      2005     15.99        15.89      1,569.35
                                                      2006     15.89        16.99      1,824.97

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.16        11.90          0.00
                                                      2005     11.90        12.62          0.00
                                                      2006     12.62        14.11          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.34        12.64          0.00
                                                      2005     12.64        13.87      3,578.62
                                                      2006     13.87        14.92      3,793.38

MetLife Stock Index Division/(c)/.................... 2004     30.74        33.15      2,033.50
                                                      2005     33.15        33.89     17,800.73
                                                      2006     33.89        38.23     19,841.03

MFS Research International Division/(c)/............. 2004      9.52        10.89          0.00
                                                      2005     10.89        12.41          0.00
                                                      2006     12.41        15.38      1,083.08

MFS Total Return Division/(i)/....................... 2004     32.63        35.32         35.99
                                                      2005     35.32        35.57        109.42
                                                      2006     35.57        38.99          0.00

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.20        10.65          0.00
                                                      2005     10.65        11.78     12,256.93
                                                      2006     11.78        14.47     11,577.16

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.86        20.73        644.70
                                                      2005     20.73        22.73      3,617.66
                                                      2006     22.73        24.75      7,218.03

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.77      3,857.04
                                                      2005     12.77        14.17      4,683.16
                                                      2006     14.17        19.09     12,290.30

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.71         8.33          0.00
                                                      2006      8.33         8.78          0.00

Oppenheimer Global Equity Division/(c)/.............. 2004     12.12        13.92          0.00
                                                      2005     13.92        15.81          0.00
                                                      2006     15.81        18.02      1,863.07

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.76        10.82          0.00

PIMCO Total Return Division/(c)/..................... 2004     11.40        11.76        256.18
                                                      2005     11.76        11.78      5,554.35
                                                      2006     11.78        12.05      4,132.44

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.07      $  4.22           0.00
                                                          2005      4.22         4.59           0.00
                                                          2006      4.59         4.73           0.00

Russell 2000(R) Index Division/(c)/...................... 2004     12.96        14.77           0.00
                                                          2005     14.77        15.08       3,116.67
                                                          2006     15.08        17.37       3,428.33

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.74        11.59         433.80
                                                          2005     11.59        12.06         432.81
                                                          2006     12.06        13.34         422.78

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.13         6.92           0.00
                                                          2005      6.92         7.77           0.00
                                                          2006      7.77         8.08           0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.77        12.49           0.00
                                                          2005     12.49        13.54           0.00
                                                          2006     13.54        13.74         708.83

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.45        18.41          68.17
                                                          2005     18.41        18.50       2,314.70
                                                          2006     18.50        18.99       3,439.33

Western Asset Management U.S Government Division/(c)/.... 2004     14.42        14.70       2,762.32
                                                          2005     14.70        14.59       3,891.01
                                                          2006     14.59        14.85       8,170.01

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.09       2,742.80
                                                          2006     11.09        12.57           0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.25           0.00
                                                          2006     10.25        10.73           0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.46           0.00
                                                          2006     10.46        11.21           0.00

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.69           0.00
                                                          2006     10.69        11.71           0.00

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.92           0.00
                                                          2006     10.92        12.21     122,649.10

American Funds at 2.35 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.60        14.19           0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.51        18.31         462.94
                                                          2005     18.31        22.42       4,532.06
                                                          2006     22.42        27.18       8,615.18

American Funds Growth Division/(c)/...................... 2004     95.52       104.95           0.00
                                                          2005    104.95       119.12       1,325.80
                                                          2006    119.12       128.25       2,338.09

American Funds Growth-Income Division/(c)/............... 2004     74.33        80.14          87.74
                                                          2005     80.14        82.85         817.58
                                                          2006     82.85        93.23         976.49

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      9,595.57

American Funds Global Small Capitalization Division/(c)/ 2001     13.53        13.18          0.00
                                                         2002     13.18        10.44      1,924.46
                                                         2003     10.44        15.69      2,413.26
                                                         2004     15.69        18.56      4,253.14
                                                         2005     18.56        22.77      3,720.80
                                                         2006     22.77        27.65      3,462.82

American Funds Growth Division/(c)/..................... 2001    111.07       100.35          0.00
                                                         2002    100.35        74.19        775.60
                                                         2003     74.19        99.35      1,311.12
                                                         2004     99.35       109.38      1,952.69
                                                         2005    109.38       124.40      1,814.05
                                                         2006    124.40       134.20      1,100.43

American Funds Growth-Income Division/(c)/.............. 2001     77.93        74.64          0.00
                                                         2002     74.64        59.65         56.63
                                                         2003     59.65        77.32        453.38
                                                         2004     77.32        83.52      1,755.10
                                                         2005     83.52        86.51      2,396.81
                                                         2006     86.51        97.55      2,471.57

BlackRock Aggressive Growth Division/(c)/............... 2004     30.49        33.66          0.00
                                                         2005     33.66        36.44          0.00
                                                         2006     36.44        38.03          0.00

BlackRock Bond Income Division/(a)/..................... 2004     38.24        39.46        754.00
                                                         2005     39.46        39.51      1,489.48
                                                         2006     39.51        40.33          0.00

BlackRock Diversified Division.......................... 2004     31.74        34.11          0.00
                                                         2005     34.11        34.38         78.47
                                                         2006     34.38        37.16        434.95

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     52.50        57.70          0.00
                                                         2005     57.70        58.44          0.00
                                                         2006     58.44       211.12         65.21

BlackRock Large Cap Value Division...................... 2004     10.56        11.60          0.00
                                                         2005     11.60        12.01          0.00
                                                         2006     12.01        14.02          0.00

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.90        23.91          0.00
                                                         2005     23.91        25.02          0.00
                                                         2006     25.02        25.47          0.00

BlackRock Money Market Division/(f)/.................... 2004     19.40        19.25      9,129.91
                                                         2005     19.25        19.37      3,185.85
                                                         2006     19.37        19.85      4,587.01

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.74      $ 17.64          0.00
                                                  2005     17.64        17.97      2,780.30
                                                  2006     17.97        20.51      2,164.21

Cyclical Growth ETF Division/(k)/................ 2006     10.66        11.33          0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.47        11.07          0.00

Davis Venture Value Division/(c)/................ 2004     26.98        28.92          0.00
                                                  2005     28.92        31.19         24.37
                                                  2006     31.19       130.86         34.95

FI International Stock Division/(c)/............. 2004     10.93        12.43          0.00
                                                  2005     12.43        14.33          0.00
                                                  2006     14.33        16.33          0.00

FI Large Cap Division/(k)/....................... 2006     16.12        16.25          0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     14.03        15.73          0.00
                                                  2005     15.73        16.45          0.00
                                                  2006     16.45        17.99          0.00

FI Value Leaders Division/(d)/................... 2004     21.54        24.20          0.00
                                                  2005     24.20        26.19          0.00
                                                  2006     26.19        28.67          0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.65         9.54          0.00
                                                  2005      9.54         9.76          0.00
                                                  2006      9.76        10.50          0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     28.19        30.47          0.00
                                                  2005     30.47        32.77        516.30
                                                  2006     32.77        36.03        486.09

Harris Oakmark International Division/(d)/....... 2004     11.85        13.70        210.15
                                                  2005     13.70        15.34        209.68
                                                  2006     15.34        19.37        592.27

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.74        12.62        948.46
                                                  2005     12.62        12.16      2,385.88
                                                  2006     12.16        14.05        494.83

Jennison Growth Division/(c) (g)/................ 2005      3.94         4.72          0.00
                                                  2006      4.72         4.74          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.12         4.28          0.00
                                                  2005      4.28         3.90          0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.37        13.30          0.00
                                                  2005     13.30        14.09          0.00
                                                  2006     14.09        15.84          0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.47         7.01          0.00
                                                  2005      7.01         7.80          0.00
                                                  2006      7.80         7.52          0.00

Legg Mason Value Equity/(c) (l)/................. 2006      8.96         9.57          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.46      $  8.23          0.00
                                                      2005      8.23         8.63          0.00
                                                      2006      8.63         9.00          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.00        12.31      3,542.00
                                                      2005     12.31        12.29     15,667.64
                                                      2006     12.29        12.50     12,450.27

Loomis Sayles Small Cap Division/(c)/................ 2004     22.05        24.88          0.00
                                                      2005     24.88        26.02          0.00
                                                      2006     26.02        29.69          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.20        16.13          0.00
                                                      2005     16.13        16.05      2,036.19
                                                      2006     16.05        17.17      2,293.36

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.19        11.94          0.00
                                                      2005     11.94        12.67          0.00
                                                      2006     12.67        14.18          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.38        12.70        220.68
                                                      2005     12.70        13.95      1,550.66
                                                      2006     13.95        15.01      2,166.87

MetLife Stock Index Division/(c)/.................... 2004     31.17        33.64        932.51
                                                      2005     33.64        34.42      4,653.75
                                                      2006     34.42        38.87      4,052.46

MFS Research International Division/(c)/............. 2004      9.55        10.93          0.00
                                                      2005     10.93        12.47          0.00
                                                      2006     12.47        15.47          0.00

MFS Total Return Division/(i)/....................... 2004     33.19        35.95          0.00
                                                      2005     35.95        36.24      1,335.09
                                                      2006     36.24        39.77      1,335.09

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.25        10.71        519.78
                                                      2005     10.71        11.86      2,555.02
                                                      2006     11.86        14.59      2,012.62

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.95        20.86          0.00
                                                      2005     20.86        22.89      2,335.47
                                                      2006     22.89        24.95      2,757.29

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.78      1,252.41
                                                      2005     12.78        14.19      4,036.10
                                                      2006     14.19        19.14      3,967.93

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.74         8.38          0.00
                                                      2006      8.38       317.75          8.84

Oppenheimer Global Equity Division/(c)/.............. 2004     12.21        14.03          0.00
                                                      2005     14.03        15.95         47.74
                                                      2006     15.95        18.19        498.93

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.79        10.86        798.68

PIMCO Total Return Division/(c)/..................... 2004     11.44        11.81        440.45
                                                      2005     11.81        11.84      8,179.04
                                                      2006     11.84        12.13      7,447.36

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004   $  4.08      $  4.24          0.00
                                                          2005      4.24         4.61          0.00
                                                          2006      4.61         4.76          0.00

Russell 2000(R) Index Division/(c)/...................... 2004     13.03        14.86         96.62
                                                          2005     14.86        15.19         94.04
                                                          2006     15.19        17.51        342.50

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.80        11.66          0.00
                                                          2005     11.66        12.15          0.00
                                                          2006     12.15        13.45          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.15         6.95          0.00
                                                          2005      6.95         7.81          0.00
                                                          2006      7.81         8.12          0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.85        12.59          0.00
                                                          2005     12.59        13.66          0.00
                                                          2006     13.66        13.88          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.62        18.60          0.00
                                                          2005     18.60        18.70      2,194.07
                                                          2006     18.70        19.22        322.63

Western Asset Management U.S Government Division/(c)/.... 2004     14.56        14.85          0.00
                                                          2005     14.85        14.76          0.00
                                                          2006     14.76        15.03        822.64

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.10          0.00
                                                          2006     11.10        12.59          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.25          0.00
                                                          2006     10.25        10.74          0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.47          0.00
                                                          2006     10.47        11.23          0.00

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.70          0.00
                                                          2006     10.70        11.73          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.93          0.00
                                                          2006     10.93        12.23      9,597.98

American Funds at 2.25 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     13.73        14.33        920.46

American Funds Global Small Capitalization Division/(c)/. 2004     15.60        18.44          0.00
                                                          2005     18.44        22.60          0.00
                                                          2006     22.60        27.41        179.50

American Funds Growth Division/(c)/...................... 2004     97.44       107.17         37.63
                                                          2005    107.17       121.76        640.42
                                                          2006    121.76       131.22        702.00

American Funds Growth-Income Division/(c)/............... 2004     75.83        81.83         65.02
                                                          2005     81.83        84.68         64.95
                                                          2006     84.68        95.39        284.87

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.54      $ 14.12          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.42        13.06          0.00
                                                         2002     13.06        10.32          0.00
                                                         2003     10.32        15.47      7,432.78
                                                         2004     15.47        18.25      1,724.22
                                                         2005     18.25        22.34        529.95
                                                         2006     22.34        27.06        225.68

American Funds Growth Division/(c)/..................... 2001    106.37        96.00          0.00
                                                         2002     96.00        70.80          0.00
                                                         2003     70.80        94.57      6,362.14
                                                         2004     94.57       103.86        308.48
                                                         2005    103.86       117.82         44.81
                                                         2006    117.82       126.79          0.00

American Funds Growth-Income Division/(c)/.............. 2001     74.63        71.41          0.00
                                                         2002     71.41        56.92          0.00
                                                         2003     56.92        73.60      4,976.20
                                                         2004     73.60        79.30        207.31
                                                         2005     79.30        81.94        148.26
                                                         2006     81.94        92.17        446.02

BlackRock Aggressive Growth Division/(c)/............... 2004     29.29        32.29          0.00
                                                         2005     32.29        34.87          0.00
                                                         2006     34.87        36.30          0.00

BlackRock Bond Income Division/(a)/..................... 2004     36.31        37.40          0.00
                                                         2005     37.40        37.36          0.00
                                                         2006     37.36        38.04          0.00

BlackRock Diversified Division.......................... 2004     30.36        32.57          0.00
                                                         2005     32.57        32.75          0.00
                                                         2006     32.75        35.30          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     49.83        54.68          0.00
                                                         2005     54.68        55.24          0.00
                                                         2006     55.24        61.48          0.00

BlackRock Large Cap Value Division...................... 2004     10.51        11.52          0.00
                                                         2005     11.52        11.90          0.00
                                                         2006     11.90        13.86          0.00

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     21.39        23.30        607.12
                                                         2005     23.30        24.33          0.00
                                                         2006     24.33        24.71          0.00

BlackRock Money Market Division/(f)/.................... 2004     18.42        18.25        283.74
                                                         2005     18.25        18.32          0.00
                                                         2006     18.32        18.73          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.59       $17.44        0.00
                                                  2005     17.44        17.72        0.00
                                                  2006     17.72        74.10       20.18

Cyclical Growth ETF Division/(k)/................ 2006     10.65        11.29        0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.46        11.04        0.00

Davis Venture Value Division/(c)/................ 2004     26.35        28.20        0.00
                                                  2005     28.20        30.33        0.00
                                                  2006     30.33        33.90        0.00

FI International Stock Division/(c)/............. 2004     10.58        12.01        0.00
                                                  2005     12.01        13.82        0.00
                                                  2006     13.82        15.70        0.00

FI Large Cap Division/(k)/....................... 2006     15.74        15.83        0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     13.78        15.43        0.00
                                                  2005     15.43        16.09        0.00
                                                  2006     16.09        17.55        0.00

FI Value Leaders Division/(d)/................... 2004     20.95        23.50        0.00
                                                  2005     23.50        25.38        0.00
                                                  2006     25.38        27.71        0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.58         9.45        0.00
                                                  2005      9.45         9.65        0.00
                                                  2006      9.65        10.35        0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     27.43        29.59        0.00
                                                  2005     29.59        31.75        0.00
                                                  2006     31.75        86.12       34.82

Harris Oakmark International Division/(d)/....... 2004     11.77        13.59        0.00
                                                  2005     13.59        15.18        0.00
                                                  2006     15.18        19.12        0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.58        12.42        0.00
                                                  2005     12.42        11.95        0.00
                                                  2006     11.95        13.77        0.00

Jennison Growth Division/(c) (g)/................ 2005      3.89         4.65        0.00
                                                  2006      4.65         4.66        0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.08         4.23        0.00
                                                  2005      4.23         3.85        0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.29        13.19        0.00
                                                  2005     13.19        13.94        0.00
                                                  2006     13.94        15.63        0.00

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.42         6.94        0.00
                                                  2005      6.94         7.71        0.00
                                                  2006      7.71         7.41        0.00

Legg Mason Value Equity/(c) (l)/................. 2006      8.81         9.39        0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.36      $  8.12          0.00
                                                      2005      8.12         8.49          0.00
                                                      2006      8.49         8.85          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     11.84        12.12      1,283.14
                                                      2005     12.12        12.07      1,330.12
                                                      2006     12.07        12.25      2,296.73

Loomis Sayles Small Cap Division/(c)/................ 2004     21.50        24.23          0.00
                                                      2005     24.23        25.27          0.00
                                                      2006     25.27        28.77          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     14.90        15.78          0.00
                                                      2005     15.78        15.66          0.00
                                                      2006     15.66        16.72          0.00

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.11        11.84          0.00
                                                      2005     11.84        12.54          0.00
                                                      2006     12.54        14.00          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.28        12.56          0.00
                                                      2005     12.56        13.76        223.42
                                                      2006     13.76        14.77        317.65

MetLife Stock Index Division/(c)/.................... 2004     30.10        32.43        163.69
                                                      2005     32.43        33.10        955.25
                                                      2006     33.10        37.28      1,267.67

MFS Research International Division/(c)/............. 2004      9.48        10.82          0.00
                                                      2005     10.82        12.32          0.00
                                                      2006     12.32        15.25          0.00

MFS Total Return Division/(i)/....................... 2004     31.81        34.39          0.00
                                                      2005     34.39        34.59          0.00
                                                      2006     34.59        37.86          0.00

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.12        10.55          0.00
                                                      2005     10.55        11.65        721.69
                                                      2006     11.65        14.29        838.39

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     17.71        20.54          0.00
                                                      2005     20.54        22.48          0.00
                                                      2006     22.48       184.65         24.45

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.76          0.00
                                                      2005     12.76        14.13          0.00
                                                      2006     14.13        19.01        388.07

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.66         8.27          0.00
                                                      2006      8.27         8.71          0.00

Oppenheimer Global Equity Division/(c)/.............. 2004     11.99        13.76          0.00
                                                      2005     13.76        15.60          0.00
                                                      2006     15.60        17.75          0.00

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.71        10.76          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.35      $ 11.69          0.00
                                                          2005     11.69        11.69          0.00
                                                          2006     11.69        11.95          0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.05         4.19          0.00
                                                          2005      4.19         4.55          0.00
                                                          2006      4.55         4.69          0.00

Russell 2000(R) Index Division/(c)/...................... 2004     12.85        14.63          0.00
                                                          2005     14.63        14.92        138.96
                                                          2006     14.92        17.16        136.11

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.65        11.48          0.00
                                                          2005     11.48        11.94          0.00
                                                          2006     11.94        13.17          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.10         6.88          0.00
                                                          2005      6.88         7.71          0.00
                                                          2006      7.71         8.01          0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     11.64        12.34          0.00
                                                          2005     12.34        13.36          0.00
                                                          2006     13.36        13.54          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     17.20        18.14          0.00
                                                          2005     18.14        18.19          0.00
                                                          2006     18.19        18.64         80.44

Western Asset Management U.S Government Division/(c)/.... 2004     14.22        14.48          0.00
                                                          2005     14.48        14.35          0.00
                                                          2006     14.35        14.58          0.00

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.08          0.00
                                                          2006     11.08        12.53          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.24          0.00
                                                          2006     10.24        10.70          0.00

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.45     10,357.79
                                                          2006     10.45        11.18      9,265.11

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.68          0.00
                                                          2006     10.68        11.68          0.00

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.91          0.00
                                                          2006     10.91        12.18     23,530.70

American Funds at 2.50 Separate Account Charge:

American Funds Bond Division/(k)/........................ 2006     13.42        13.99          0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.38        18.13          0.00
                                                          2005     18.13        22.17          0.00
                                                          2006     22.17        26.82        114.70

American Funds Growth Division/(c)/...................... 2004     92.71       101.71          0.00
                                                          2005    101.71       115.27          0.00
                                                          2006    115.27       123.92         36.11

American Funds Growth-Income Division/(c)/............... 2004     72.15        77.66          0.00
                                                          2005     77.66        80.17          0.00
                                                          2006     80.17        90.08         66.47

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE




                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03

BlackRock Aggressive Growth Division/(c)/............... 2004     31.73        35.10         22.87
                                                         2005     35.10        38.09         20.44
                                                         2006     38.09        39.85          0.00

BlackRock Bond Income Division/(a)/..................... 2004     40.27        41.62          0.00
                                                         2005     41.62        41.78          0.00
                                                         2006     41.78        42.76          0.00

BlackRock Diversified Division.......................... 2004     33.19        35.73        597.48
                                                         2005     35.73        36.10        533.89
                                                         2006     36.10        39.11          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust)/(c)/............ 2004     55.31        60.89          0.00
                                                         2005     60.89        61.82          0.00
                                                         2006     61.82        69.16          0.00

BlackRock Large Cap Value Division...................... 2004     10.61        11.68          0.00
                                                         2005     11.68        12.12          0.00
                                                         2006     12.12        14.18          0.00

BlackRock Legacy Large Cap Growth Division/(i)/......... 2004     22.43        24.52        594.47
                                                         2005     24.52        25.72          8.05
                                                         2006     25.72        54.54         26.26

BlackRock Money Market Division/(f)/.................... 2004     20.43        20.31          0.00
                                                         2005     20.31        20.48          0.00
                                                         2006     20.48        21.05          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Strategic Value Division/(c)/.......... 2004    $15.89       $17.84        0.00
                                                  2005     17.84        18.21        0.00
                                                  2006     18.21        20.84        0.00

Cyclical Growth ETF Division/(k)/................ 2006     10.68        11.36        0.00

Cyclical Growth and Income ETF Division/(k)/..... 2006     10.49        11.11        0.00

Davis Venture Value Division/(c)/................ 2004     27.63        29.67        0.00
                                                  2005     29.67        32.07       30.21
                                                  2006     32.07        44.60       36.03

FI International Stock Division/(c)/............. 2004     11.29        12.87        0.00
                                                  2005     12.87        14.87        0.00
                                                  2006     14.87        16.98        0.00

FI Large Cap Division/(k)/....................... 2006     16.52        16.67        0.00

FI Mid Cap Opportunities Division/(h)/........... 2004     14.29        16.05        0.00
                                                  2005     16.05        16.82        0.00
                                                  2006     16.82        18.44        0.00

FI Value Leaders Division/(d)/................... 2004     22.14        24.91        0.00
                                                  2005     24.91        27.04        0.00
                                                  2006     27.04        29.67        0.00

Franklin Templeton Small Cap Growth Division/(c)/ 2004      8.71         9.63        0.00
                                                  2005      9.63         9.87        0.00
                                                  2006      9.87        10.65        0.00

Harris Oakmark Focused Value Division/(c)/....... 2004     28.98        31.37        0.00
                                                  2005     31.37        33.82       28.78
                                                  2006     33.82        43.02       37.28

Harris Oakmark International Division/(d)/....... 2004     11.92        13.81        0.00
                                                  2005     13.81        15.50        0.00
                                                  2006     15.50        19.63        0.00

Harris Oakmark Large Cap Value Division/(c)/..... 2004     11.90        12.81        0.00
                                                  2005     12.81        12.38        0.00
                                                  2006     12.38        14.34        0.00

Jennison Growth Division/(c) (g)/................ 2005      3.99         4.79        0.00
                                                  2006      4.79         4.82        0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division)/(c) (g)/ 2004      4.16         4.33        0.00
                                                  2005      4.33         3.95        0.00

Lazard Mid-Cap Division/(d)/..................... 2004     12.45        13.41        0.00
                                                  2005     13.41        14.24        0.00
                                                  2006     14.24        40.31       16.05

Legg Mason Aggressive Growth
  (formerly Janus Aggressive Growth)/(e)/........ 2004      6.53         7.08        0.00
                                                  2005      7.08         7.90        0.00
                                                  2006      7.90         7.63        0.00

Legg Mason Value Equity/(c) (l)/................. 2006      9.12         9.76        0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Legg Mason Value Equity
  (formerly MFS Investors Trust Division)/(c) (l)/... 2004    $ 7.55      $  8.35          0.00
                                                      2005      8.35         8.77          0.00
                                                      2006      8.77         9.16          0.00

Lehman Brothers(R) Aggregate Bond Index Division/(c)/ 2004     12.17        12.50         58.64
                                                      2005     12.50        12.51        855.95
                                                      2006     12.51        12.76      1,339.25

Loomis Sayles Small Cap Division/(c)/................ 2004     22.61        25.56          0.00
                                                      2005     25.56        26.79          0.00
                                                      2006     26.79        30.65          0.00

Lord Abbett Bond Debenture Division/(b)/............. 2004     15.51        16.48         92.03
                                                      2005     16.48        16.44        201.19
                                                      2006     16.44       183.25         17.63

Met/AIM Small Cap Growth Division/(d)/............... 2004     11.26        12.03          0.00
                                                      2005     12.03        12.80          0.00
                                                      2006     12.80        14.37          0.00

MetLife Mid Cap Stock Index Division/(d)/............ 2004     11.49        12.84          0.00
                                                      2005     12.84        14.14        176.38
                                                      2006     14.14        15.26        257.83

MetLife Stock Index Division/(c)/.................... 2004     32.28        34.90          0.00
                                                      2005     34.90        35.80        761.21
                                                      2006     35.80        40.52        886.76

MFS Research International Division/(c)/............. 2004      9.63        11.03          0.00
                                                      2005     11.03        12.63         78.00
                                                      2006     12.63       188.04         15.70

MFS Total Return Division/(i)/....................... 2004     34.63        37.57        720.93
                                                      2005     37.57        37.98      2,111.55
                                                      2006     37.98        41.77      3,022.66

Morgan Stanley EAFE(R) Index Division/(c)/........... 2004      9.38        10.88        151.41
                                                      2005     10.88        12.08        784.62
                                                      2006     12.08        14.89        669.32

Neuberger Berman Mid Cap Value Division/(c)/......... 2004     18.20        21.19          0.00
                                                      2005     21.19        23.30          0.00
                                                      2006     23.30        25.46          0.00

Neuberger Berman Real Estate Division/(i)/........... 2004      9.99        12.80     12,631.57
                                                      2005     12.80        14.25     20,958.59
                                                      2006     14.25        19.27     32,445.59

Oppenheimer Capital Appreciation Division/(j)/....... 2005      7.83         8.48          0.00
                                                      2006      8.48         8.97      1,330.91

Oppenheimer Global Equity Division/(c)/.............. 2004     12.43        14.31          0.00
                                                      2005     14.31        16.31          0.00
                                                      2006     16.31        18.65          0.00

PIMCO Inflation Protected Bond Division/(k)/......... 2006     10.88        10.96          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
PIMCO Total Return Division/(c)/......................... 2004   $ 11.53      $ 11.92          0.00
                                                          2005     11.92        11.98          0.00
                                                          2006     11.98        12.31          0.00

RCM Technology Division
  (formerly RCM Global Technology Division)/(c)/......... 2004      4.12         4.28          0.00
                                                          2005      4.28         4.67     12,268.89
                                                          2006      4.67         4.83     12,506.14

Russell 2000(R) Index Division/(c)/...................... 2004     13.21        15.09          0.00
                                                          2005     15.09        15.47        159.60
                                                          2006     15.47        17.87        291.07

T. Rowe Price Large Cap Growth Division/(c)/............. 2004     10.95        11.84          0.00
                                                          2005     11.84        12.37          0.00
                                                          2006     12.37        13.72          0.00

T. Rowe Price Mid-Cap Growth Division/(c)/............... 2004      6.20         7.02          0.00
                                                          2005      7.02         7.90          0.00
                                                          2006      7.90         8.24          0.00

T. Rowe Price Small Cap Growth Division/(c)/............. 2004     12.07        12.84          0.00
                                                          2005     12.84        13.97          0.00
                                                          2006     13.97        14.22          0.00

Western Asset Management Strategic Bond Opportunities
  Division/(c)/.......................................... 2004     18.04        19.08          0.00
                                                          2005     19.08        19.23        366.89
                                                          2006     19.23        19.81        397.25

Western Asset Management U.S Government Division/(c)/.... 2004     14.91        15.23        239.72
                                                          2005     15.23        15.18        933.66
                                                          2006     15.18        15.50        916.62

MetLife Aggressive Allocation Division/(j)/.............. 2005      9.99        11.12          0.00
                                                          2006     11.12        12.64          0.00

MetLife Conservative Allocation Division/(j)/............ 2005      9.99        10.27          0.00
                                                          2006     10.27        10.79      4,443.93

MetLife Conservative to Moderate Allocation Division/(j)/ 2005      9.99        10.49          0.00
                                                          2006     10.49        11.28     68,841.14

MetLife Moderate Allocation Division/(j)/................ 2005      9.99        10.72      2,546.27
                                                          2006     10.72        11.78     22,134.36

MetLife Moderate to Aggressive Allocation Division/(j)/.. 2005      9.99        10.94          0.00
                                                          2006     10.94        12.28     46,956.99

American Funds at 2.00 Separate Account Charge:
American Funds Bond Division/(k)/........................ 2006     14.04        14.68          0.00

American Funds Global Small Capitalization Division/(c)/. 2004     15.82        18.75          0.00
                                                          2005     18.75        23.04         42.87
                                                          2006     23.04        28.01         58.25

American Funds Growth Division/(c)/...................... 2004    102.41       112.92          0.00
                                                          2005    112.92       128.61         30.26
                                                          2006    128.61       138.96         46.32

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth-Income Division/(c)/ 2004    $79.70      $ 86.22        0.00
                                           2005     86.22        89.45       32.66
                                           2006     89.45       101.01       47.81

--------
/(a) /The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.

/(e)/ The assets of the Janus Growth Division were merged into the Janus
      Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.

/(f)/ Inception date: May 1, 2003.
/(g)/ The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
/(h)/ The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
/(i)/ Inception date: May 1, 2004.
/(j)/ Inception date: May 1, 2005.

/(k)/ Inception date: May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.

                                 ANNUAL REPORT

                                      OF

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY
                                      AT
                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and the Board of Directors of
New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Investment Divisions (as disclosed in Appendix A) comprising Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions comprising the Separate Account of Metropolitan Life as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/  DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 26, 2007

                                  APPENDIX A


 American Funds Bond Investment         Lehman Brothers Aggregate Bond
 Division                               Index Investment Division
 American Funds Global Small            Loomis Sayles Small Cap Investment
 Capitalization Investment Division     Division
 American Funds Growth and Income       Lord Abbett Bond Debenture Investment
 Investment Division                    Division
 American Funds Growth Investment       Met/AIM Small Cap Growth Investment
 Division                               Division
 BlackRock Large Cap Value Investment   Metlife Aggressive Allocation
 Division                               Investment Division
 BlackRock Aggressive Growth            Metlife Conservative Allocation
 Investment Division                    Investment Division
 BlackRock Bond Income Investment       Metlife Conservative to Moderate
 Division                               Allocation Investment Division
 BlackRock Diversified Investment       MetLife Mid Cap Stock Index
 Division                               Investment Division
 BlackRock Large Cap Investment         Metlife Moderate Allocation
 Division                               Investment Division
 BlackRock Legacy Large Cap Growth      Metlife Moderate to Aggressive
 Investment Division                    Allocation Investment Division
 BlackRock Money Market Investment      MetLife Stock Index Investment
 Division                               Division
 BlackRock Strategic Value Investment   MFS Total Return Investment Division
 Division                               MFS Investors Trust Investment
 Calvert Social Balanced Investment     Division
 Division                               MFS Research International Investment
 Calvert Social Mid Cap Growth          Division
 Investment Division                    Morgan Stanley EAFE Index Investment
 Cyclical Growth and Income ETF         Division
 Investment Division                    Neuberger Berman Mid Cap Value
 Cyclical Growth ETF Investment         Investment Division
 Division                               Neuberger Berman Real Estate
 Davis Venture Value Investment         Investment Division
 Division                               Harris Oakmark Large Cap Value
 FI International Stock Investment      Investment Division
 Division                               Oppenheimer Capital Appreciation
 FI Large Cap Investment Division       Investment Division
 FI Mid Cap Opportunities Investment    PIMCO Inflation Protected Bond
 Division                               Investment Division
 FI Value Leaders Investment Division   PIMCO Total Return Investment Division
 Fidelity Investment Grade Bond         RCM Global Technology Investment
 Investment Division                    Division
 Fidelity Equity-Income Investment      Russell 2000 Index Investment Division
 Division                               T. Rowe Price Large Cap Growth
 Fidelity Growth Investment Division    Investment Division
 Fidelity Money Market Investment       T. Rowe Price Mid Cap Growth
 Division                               Investment Division
 Fidelity Overseas Investment Division  T. Rowe Price Small Cap Growth
 Franklin Templeton Small Cap Growth    Investment Division
 Investment Division                    Third Avenue Small Cap Value
 Oppenheimer Global Equity Investment   Investment Division
 Division                               Variable B Investment Division
 Harris Oakmark Focused Value           Variable C Investment Division
 Investment Division                    Western Asset Management Strategic
 Harris Oakmark International           Bond Opportunities Investment Division
 Investment Division                    Western Asset Management U.S.
 Jennison Growth Investment Division    Government Investment Division
 Lazard Mid Cap Investment Division
 Legg Mason Value Equity Investment
 Division
 Legg Mason Aggressive Growth
 Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                          BLACKROCK
                                                          LARGE CAP          VARIABLE B
                                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Large Cap Portfolio
 38,784,169 shares; cost $1,270,408,523.............  $  1,213,697,639    $              --
BlackRock Large Cap Portfolio
 1,024,447 shares; cost $33,901,415.................                --           32,075,445
BlackRock Large Cap Portfolio
 72,022 shares; cost $1,823,176.....................                --                   --
BlackRock Diversified Portfolio
 72,921,431 shares; cost $1,222,015,130.............                --                   --
BlackRock Aggressive Growth Portfolio
 27,477,477 shares; cost $634,764,643...............                --                   --
MetLife Stock Index Portfolio
 94,515,365 shares; cost $2,885,828,342.............                --                   --
FI International Stock Portfolio
 19,072,085 shares; cost $201,333,294...............                --                   --
FI Mid Cap Opportunities Portfolio
 33,947,556 shares; cost $695,860,403...............                --                   --
T. Rowe Price Small Cap Growth Portfolio
 15,441,338 shares; cost $180,182,299...............                --                   --
Oppenheimer Global Equity Portfolio
 14,926,243 shares; cost $196,177,982...............                --                   --
Harris Oakmark Large Cap Value Portfolio
 28,242,062 shares; cost $337,512,670...............                --                   --
Neuberger Berman Mid Cap Value Portfolio
 27,556,282 shares; cost $510,199,824...............                --                   --
T. Rowe Price Large Cap Growth Portfolio
 14,478,327 shares; cost $177,193,328...............                --                   --
Lehman Brothers Aggregate Bond Index Portfolio
 79,551,816 shares; cost $849,536,072...............                --                   --
Morgan Stanley EAFE Index Portfolio
 26,691,198 shares; cost $283,393,619...............                --                   --
Russell 2000 Index Portfolio
 20,470,593 shares; cost $248,567,978...............                --                   --
Jennison Growth Portfolio
 3,089,876 shares; cost $34,120,135.................                --                   --
BlackRock Strategic Value Portfolio
 32,894,934 shares; cost $523,102,133...............                --                   --
MetLife Mid Cap Stock Index Portfolio
 23,020,958 shares; cost $286,246,272...............                --                   --
Franklin Templeton Small Cap Growth Portfolio
 4,564,443 shares; cost $45,201,569.................                --                   --
BlackRock Large Cap Value Portfolio
 13,041,491 shares; cost $160,509,189...............                --                   --
BlackRock Bond Income Portfolio
 4,589,489 shares; cost $495,570,329................                --                   --
BlackRock Money Market Portfolio
 298,694 shares; cost $29,869,403...................                --                   --
Davis Venture Value Portfolio
 14,268,986 shares; cost $399,738,138...............                --                   --
Loomis Sayles Small Cap Portfolio
 408,104 shares; cost $91,866,158...................                --                   --
                                                      ----------------    -----------------
Total investments...................................     1,213,697,639           32,075,445
Due from Metropolitan Life Insurance Company........                22                   --
                                                      ----------------    -----------------
Total Assets........................................     1,213,697,661           32,075,445
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (121)                  --
                                                      ----------------    -----------------
NET ASSETS..........................................  $  1,213,697,540    $      32,075,445
                                                      ================    =================
Outstanding Units...................................        30,422,708              202,085
Unit Fair Values....................................  $13.80 to $82.16    $45.46 to $169.07

  The accompanying notes are an integral part of these financial statements.

                         BLACKROCK           BLACKROCK            METLIFE               FI              FI MID CAP
    VARIABLE C          DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK    OPPORTUNITIES
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
$               --   $             --    $             --    $             --    $             --    $             --
                --                 --                  --                  --                  --                  --
         2,255,006                 --                  --                  --                  --                  --
                --      1,283,710,537                  --                  --                  --                  --
                --                 --         657,496,903                  --                  --                  --
                --                 --                  --       3,412,276,818                  --                  --
                --                 --                  --                  --         294,564,006                  --
                --                 --                  --                  --                  --         662,043,243
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
                --                 --                  --                  --                  --                  --
------------------   ----------------    ----------------    ----------------    ----------------    ----------------
         2,255,006      1,283,710,537         657,496,903       3,412,276,818         294,564,006         662,043,243
                --                 --                  --                  --                  --                  --
------------------   ----------------    ----------------    ----------------    ----------------    ----------------
         2,255,006      1,283,710,537         657,496,903       3,412,276,818         294,564,006         662,043,243
                --                 --                (287)               (370)               (513)               (174)
------------------   ----------------    ----------------    ----------------    ----------------    ----------------
$        2,255,006   $  1,283,710,537    $    657,496,616    $  3,412,276,448    $    294,563,493    $    662,043,069
==================   ================    ================    ================    ================    ================
            11,969         37,524,987          19,462,810          78,739,098          14,686,869          33,093,245
$169.07 to $207.39   $13.19 to $48.72    $14.68 to $49.89    $12.91 to $49.92    $15.35 to $21.74    $13.33 to $20.62

   T. ROWE PRICE
 SMALL CAP GROWTH
INVESTMENT DIVISION
-------------------
 $             --
               --
               --
               --
               --
               --
               --
               --
      241,933,841
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
 ----------------
      241,933,841
              287
 ----------------
      241,934,128
             (171)
 ----------------
 $    241,933,957
 ================
       15,920,124
 $13.48 to $16.09

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                         OPPENHEIMER       HARRIS OAKMARK
                                                        GLOBAL EQUITY      LARGE CAP VALUE
                                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND')
BlackRock Large Cap Portfolio
 38,784,169 shares; cost $1,270,408,523.............  $             --    $             --
BlackRock Large Cap Portfolio
 1,024,447 shares; cost $33,901,415.................                --                  --
BlackRock Large Cap Portfolio
 72,022 shares; cost $1,823,176.....................                --                  --
BlackRock Diversified Portfolio
 72,921,431 shares; cost $1,222,015,130.............                --                  --
BlackRock Aggressive Growth Portfolio
 27,477,477 shares; cost $634,764,643...............                --                  --
MetLife Stock Index Portfolio
 94,515,365 shares; cost $2,885,828,342.............                --                  --
FI International Stock Portfolio
 19,072,085 shares; cost $201,333,294...............                --                  --
FI Mid Cap Opportunities Portfolio
 33,947,556 shares; cost $695,860,403...............                --                  --
T. Rowe Price Small Cap Growth Portfolio
 15,441,338 shares; cost $180,182,299...............                --                  --
Oppenheimer Global Equity Portfolio
 14,926,243 shares; cost $196,177,982...............       251,447,003                  --
Harris Oakmark Large Cap Value Portfolio
 28,242,062 shares; cost $337,512,670...............                --         432,262,259
Neuberger Berman Mid Cap Value Portfolio
 27,556,282 shares; cost $510,199,824...............                --                  --
T. Rowe Price Large Cap Growth Portfolio
 14,478,327 shares; cost $177,193,328...............                --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 79,551,816 shares; cost $849,536,072...............                --                  --
Morgan Stanley EAFE Index Portfolio
 26,691,198 shares; cost $283,393,619...............                --                  --
Russell 2000 Index Portfolio
 20,470,593 shares; cost $248,567,978...............                --                  --
Jennison Growth Portfolio
 3,089,876 shares; cost $34,120,135.................                --                  --
BlackRock Strategic Value Portfolio
 32,894,934 shares; cost $523,102,133...............                --                  --
MetLife Mid Cap Stock Index Portfolio
 23,020,958 shares; cost $286,246,272...............                --                  --
Franklin Templeton Small Cap Growth Portfolio
 4,564,443 shares; cost $45,201,569.................                --                  --
BlackRock Large Cap Value Portfolio
 13,041,491 shares; cost $160,509,189...............                --                  --
BlackRock Bond Income Portfolio
 4,589,489 shares; cost $495,570,329................                --                  --
BlackRock Money Market Portfolio
 298,694 shares; cost $29,869,403...................                --                  --
Davis Venture Value Portfolio
 14,268,986 shares; cost $399,738,138...............                --                  --
Loomis Sayles Small Cap Portfolio
 408,104 shares; cost $91,866,158...................                --                  --
                                                      ----------------    ----------------
Total investments...................................       251,447,003         432,262,259
Due from Metropolitan Life Insurance Company........                --                  --
                                                      ----------------    ----------------
Total Assets........................................       251,447,003         432,262,259
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (157)                (99)
                                                      ----------------    ----------------
NET ASSETS..........................................  $    251,446,846    $    432,262,160
                                                      ================    ================
Outstanding Units...................................        12,575,044          28,712,177
Unit Fair Values....................................  $15.47 to $20.69    $12.48 to $15.88

  The accompanying notes are an integral part of these financial statements.

 NEUBERGER BERMAN      T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL            JENNISON
   MID CAP VALUE     LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
 $             --    $             --     $             --    $             --    $             --     $            --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
      583,684,287                  --                   --                  --                  --                  --
               --         220,662,277                   --                  --                  --                  --
               --                  --          849,544,019                  --                  --                  --
               --                  --                   --         424,305,466                  --                  --
               --                  --                   --                  --         319,432,706                  --
               --                  --                   --                  --                  --          39,203,857
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
               --                  --                   --                  --                  --                  --
 ----------------    ----------------     ----------------    ----------------    ----------------     ---------------
      583,684,287         220,662,277          849,544,019         424,305,466         319,432,706          39,203,857
               --                  --                   --                  --                  --                  --
 ----------------    ----------------     ----------------    ----------------    ----------------     ---------------
      583,684,287         220,662,277          849,544,019         424,305,466         319,432,706          39,203,857
             (718)               (159)                (333)               (162)               (203)               (218)
 ----------------    ----------------     ----------------    ----------------    ----------------     ---------------
 $    583,683,569    $    220,662,118     $    849,543,686    $    424,305,304    $    319,432,503     $    39,203,639
 ================    ================     ================    ================    ================     ===============
       21,851,504          15,304,972           63,513,866          27,068,654          16,898,875           7,806,353
 $14.20 to $28.20    $12.95 to $14.90     $10.74 to $14.13    $14.24 to $19.48    $16.66 to $19.79     $4.65 to $12.47

     BLACKROCK
  STRATEGIC VALUE
INVESTMENT DIVISION
-------------------
 $             --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
      580,737,476
               --
               --
               --
               --
               --
               --
               --
 ----------------
      580,737,476
               --
 ----------------
      580,737,476
              (65)
 ----------------
 $    580,737,411
 ================
       26,813,221
 $15.78 to $22.61

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       METLIFE MID CAP   FRANKLIN TEMPLETON
                                                         STOCK INDEX      SMALL CAP GROWTH
                                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Large Cap Portfolio
 38,784,169 shares; cost $1,270,408,523.............  $             --    $             --
BlackRock Large Cap Portfolio
 1,024,447 shares; cost $33,901,415.................                --                  --
BlackRock Large Cap Portfolio
 72,022 shares; cost $1,823,176.....................                --                  --
BlackRock Diversified Portfolio
 72,921,431 shares; cost $1,222,015,130.............                --                  --
BlackRock Aggressive Growth Portfolio
 27,477,477 shares; cost $634,764,643...............                --                  --
MetLife Stock Index Portfolio
 94,515,365 shares; cost $2,885,828,342.............                --                  --
FI International Stock Portfolio
 19,072,085 shares; cost $201,333,294...............                --                  --
FI Mid Cap Opportunities Portfolio
 33,947,556 shares; cost $695,860,403...............                --                  --
T. Rowe Price Small Cap Growth Portfolio
 15,441,338 shares; cost $180,182,299...............                --                  --
Oppenheimer Global Equity Portfolio
 14,926,243 shares; cost $196,177,982...............                --                  --
Harris Oakmark Large Cap Value Portfolio
 28,242,062 shares; cost $337,512,670...............                --                  --
Neuberger Berman Mid Cap Value Portfolio
 27,556,282 shares; cost $510,199,824...............                --                  --
T. Rowe Price Large Cap Growth Portfolio
 14,478,327 shares; cost $177,193,328...............                --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 79,551,816 shares; cost $849,536,072...............                --                  --
Morgan Stanley EAFE Index Portfolio
 26,691,198 shares; cost $283,393,619...............                --                  --
Russell 2000 Index Portfolio
 20,470,593 shares; cost $248,567,978...............                --                  --
Jennison Growth Portfolio
 3,089,876 shares; cost $34,120,135.................                --                  --
BlackRock Strategic Value Portfolio
 32,894,934 shares; cost $523,102,133...............                --                  --
MetLife Mid Cap Stock Index Portfolio
 23,020,958 shares; cost $286,246,272...............       335,946,087                  --
Franklin Templeton Small Cap Growth Portfolio
 4,564,443 shares; cost $45,201,569.................                --          49,635,200
BlackRock Large Cap Value Portfolio
 13,041,491 shares; cost $160,509,189...............                --                  --
BlackRock Bond Income Portfolio
 4,589,489 shares; cost $495,570,329................                --                  --
BlackRock Money Market Portfolio
 298,694 shares; cost $29,869,403...................                --                  --
Davis Venture Value Portfolio
 14,268,986 shares; cost $399,738,138...............                --                  --
Loomis Sayles Small Cap Portfolio
 408,104 shares; cost $91,866,158...................                --                  --
                                                      ----------------    ----------------
Total investments...................................       335,946,087          49,635,200
Due from Metropolitan Life Insurance Company........                --                  --
                                                      ----------------    ----------------
Total Assets........................................       335,946,087          49,635,200
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (241)                (96)
                                                      ----------------    ----------------
NET ASSETS..........................................  $    335,945,846    $     49,635,104
                                                      ================    ================
Outstanding Units...................................        21,158,755           4,513,538
Unit Fair Values....................................  $13.61 to $16.55    $10.33 to $12.64

  The accompanying notes are an integral part of these financial statements.

     BLACKROCK           BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES
  LARGE CAP VALUE       BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------
 $             --    $             --    $             --    $             --    $             --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
      179,447,573                  --                  --                  --                  --
               --         496,636,591                  --                  --                  --
               --                  --          29,869,403                  --                  --
               --                  --                  --         499,121,572                  --
               --                  --                  --                  --         101,108,900
 ----------------    ----------------    ----------------    ----------------    ----------------
      179,447,573         496,636,591          29,869,403         499,121,572         101,108,900
               --                  --                  --                  --                  --
 ----------------    ----------------    ----------------    ----------------    ----------------
      179,447,573         496,636,591          29,869,403         499,121,572         101,108,900
             (184)               (122)                 --              (1,018)               (233)
 ----------------    ----------------    ----------------    ----------------    ----------------
 $    179,447,389    $    496,636,469    $     29,869,403    $    499,120,554    $    101,108,667
 ================    ================    ================    ================    ================
       12,384,350          15,090,608           1,356,596          13,009,427           3,097,546
 $13.60 to $15.04    $11.91 to $57.26    $18.95 to $24.22    $13.39 to $41.95    $13.75 to $35.91

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                                             WESTERN ASSET
                                                                    HARRIS OAKMARK             MANAGEMENT
                                                                     FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES
                                                                  INVESTMENT DIVISION     INVESTMENT DIVISION
                                                                  ------------------- ----------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Harris Oakmark Focused Value Portfolio
 1,567,645 shares; cost $349,308,073.............................  $    418,653,371         $             --
Western Asset Mgmt Strategic Bond Opportunities Portfolio
 22,463,324 shares; cost $280,820,622............................                --              281,812,474
Western Asset Mgmt U.S. Government Portfolio
 16,492,742 shares; cost $201,075,768............................                --                       --
FI Values Leaders Portfolio
 481,730 shares; cost $90,752,858................................                --                       --
MFS Total Return Portfolio
 757,059 shares; cost $106,826,144...............................                --                       --
BlackRock Legacy Large Cap Growth Portfolio
 995,055 shares; cost $20,794,360................................                --                       --
MetLife Conservative Allocation Portfolio
 3,960,392 shares; cost $40,552,380..............................                --                       --
MetLife Conservative to Moderate Allocation Portfolio
 19,256,654 shares; cost $203,967,153............................                --                       --
MetLife Moderate Allocation Portfolio
 42,160,217 shares; cost $459,205,698............................                --                       --
MetLife Moderate to Aggressive Allocation Portfolio
 33,608,157 shares; cost $377,978,554............................                --                       --
MetLife Aggressive Allocation Portfolio
 3,524,840 shares; cost $40,259,651..............................                --                       --
FI Large Cap Portfolio
 188,158 shares; cost $2,643,657.................................                --                       --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 11,180,161 shares; cost $11,180,161.............................                --                       --
Fidelity VIP Equity-Income Portfolio
 5,046,088 shares; cost $116,851,890.............................                --                       --
Fidelity VIP Growth Portfolio
 3,564,830 shares; cost $143,207,753.............................                --                       --
Fidelity VIP Overseas Portfolio
 1,657,140 shares; cost $25,648,151..............................                --                       --
Fidelity VIP Investment Grade Bond Portfolio
 1,523,725 shares; cost $19,829,338..............................                --                       --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 31,066,867 shares; cost $60,267,753.............................                --                       --
Calvert Social Mid Cap Growth Portfolio
 422,761 shares; cost $9,948,855.................................                --                       --
                                                                   ----------------         ----------------
Total investments................................................       418,653,371              281,812,474
Due from Metropolitan Life Insurance Company.....................                --                       --
                                                                   ----------------         ----------------
Total assets.....................................................       418,653,371              281,812,474
LIABILITIES
Due to Metropolitan Life Insurance Company.......................               (41)                    (347)
                                                                   ----------------         ----------------
NET ASSETS.......................................................  $    418,653,330         $    281,812,127
                                                                   ================         ================
Outstanding Units................................................        10,325,748               13,411,635
Unit Fair Values.................................................  $13.34 to $44.24         $11.23 to $23.07


  The accompanying notes are an integral part of these financial statements.

   WESTERN ASSET                                                 BLACKROCK            METLIFE             METLIFE
    MANAGEMENT              FI                  MFS            LEGACY LARGE        CONSERVATIVE       CONSERVATIVE TO
  U.S. GOVERNMENT      VALUE LEADERS       TOTAL RETURN         CAP GROWTH          ALLOCATION      MODERATE ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
 $             --    $             --    $             --    $             --    $             --    $             --
               --                  --                  --                  --                  --                  --
      202,291,070                  --                  --                  --                  --                  --
               --         100,021,609                  --                  --                  --                  --
               --                  --         117,960,982                  --                  --                  --
               --                  --                  --          22,123,871                  --                  --
               --                  --                  --                  --          41,777,696                  --
               --                  --                  --                  --                  --         212,346,265
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
 ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      202,291,070         100,021,609         117,960,982          22,123,871          41,777,696         212,346,265
               --                  --                  --                  --                  --                  --
 ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      202,291,070         100,021,609         117,960,982          22,123,871          41,777,696         212,346,265
             (585)                (93)               (458)               (248)               (171)             (1,061)
 ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
 $    202,290,485    $    100,021,516    $    117,960,524    $     22,123,623          41,777,525         212,345,204
 ================    ================    ================    ================    ================    ================
       12,285,154           3,178,325           3,947,313           1,062,045           3,839,929          18,680,783
 $10.63 to $18.04    $13.63 to $35.20    $12.31 to $53.42    $11.95 to $28.26    $10.70 to $11.02    $11.18 to $11.52

      METLIFE
MODERATE ALLOCATION
INVESTMENT DIVISION
-------------------
 $             --
               --
               --
               --
               --
               --
               --
               --
      484,210,161
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
 ----------------
      484,210,161
               --
 ----------------
      484,210,161
             (342)
 ----------------
      484,209,819
 ================
       40,790,100
 $11.68 to $12.03

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                               METLIFE                     METLIFE
                                                                  MODERATE TO AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION
                                                                         INVESTMENT DIVISION         INVESTMENT DIVISION
                                                                  --------------------------------- ---------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Harris Oakmark Focused Value Portfolio
 1,567,645 shares; cost $349,308,073.............................         $             --            $             --
Western Asst Mgmt Strategic Bond Opportunities Portfolio
 22,463,324 shares; cost $280,820,622............................                       --                          --
Western Asst Mgmt U.S. Government Portfolio
 16,492,742 shares; cost $201,075,768............................                       --                          --
FI Values Leaders Portfolio
 481,730 shares; cost $90,752,858................................                       --                          --
MFS Total Return Portfolio
 757,059 shares; cost $106,826,144...............................                       --                          --
BlackRock Legacy Large Cap Growth Portfolio
 995,055 shares; cost $20,794,360................................                       --                          --
MetLife Conservative Allocation Portfolio
 3,960,392 shares; cost $40,552,380..............................                       --                          --
MetLife Conservative to Moderate Allocation Portfolio
 19,256,654 shares; cost $203,967,153............................                       --                          --
MetLife Moderate Allocation Portfolio
 42,160,217 shares; cost $459,205,698............................                       --                          --
MetLife Moderate to Aggressive Allocation Portfolio
 33,608,157 shares; cost $377,978,554............................              401,420,316                          --
MetLife Aggressive Allocation Portfolio
 3,524,840 shares; cost $40,259,651..............................                       --                  43,191,989
FI Large Cap Portfolio
 188,158 shares; cost $2,643,657.................................                       --                          --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 11,180,161 shares; cost $11,180,161.............................                       --                          --
Fidelity VIP Equity-Income Portfolio
 5,046,088 shares; cost $116,851,890.............................                       --                          --
Fidelity VIP Growth Portfolio
 3,564,830 shares; cost $143,207,753.............................                       --                          --
Fidelity VIP Overseas Portfolio
 1,657,140 shares; cost $25,648,151..............................                       --                          --
Fidelity VIP Investment Grade Bond Portfolio
 1,523,725 shares; cost $19,829,338..............................                       --                          --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 31,066,867 shares; cost $60,267,753.............................                       --                          --
Calvert Social Mid Cap Growth Portfolio
 422,761 shares; cost $9,948,855.................................                       --                          --
                                                                          ----------------            ----------------
Total investments................................................              401,420,316                  43,191,989
Due from Metropolitan Life Insurance Company.....................                       --                          --
                                                                          ----------------            ----------------
Total assets.....................................................              401,420,316                  43,191,989
LIABILITIES
Due to Metropolitan Life Insurance Company.......................                   (3,045)                        (95)
                                                                          ----------------            ----------------
NET ASSETS.......................................................              401,417,271                  43,191,894
                                                                          ================            ================
Outstanding Units................................................               32,440,518                   3,386,241
Unit Fair Values.................................................         $12.18 to $12.55            $12.53 to $12.91

  The accompanying notes are an integral part of these financial statements.

        FI               FIDELITY            FIDELITY            FIDELITY            FIDELITY             FIDELITY
     LARGE CAP         MONEY MARKET        EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- ---------------------
 $             --       $        --        $         --        $         --         $        --          $        --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
        2,830,188                --                  --                  --                  --                   --
               --        11,180,161                  --                  --                  --                   --
               --                --         132,207,499                  --                  --                   --
               --                --                  --         127,870,436
               --                --                  --                  --          39,721,653                   --
               --                --                  --                  --                  --           19,442,734
               --                --                  --                  --                  --                   --
               --                --                  --                  --                  --                   --
 ----------------       -----------        ------------        ------------         -----------          -----------
        2,830,188        11,180,161         132,207,499         127,870,436          39,721,653           19,442,734
               --                --                  --                  --                  --                   --
 ----------------       -----------        ------------        ------------         -----------          -----------
        2,830,188        11,180,161         132,207,499         127,870,436          39,721,653           19,442,734
              (31)               --                  --                  --                  --                   --
 ----------------       -----------        ------------        ------------         -----------          -----------
        2,830,157        11,180,161         132,207,499         127,870,436          39,721,653           19,442,734
 ================       ===========        ============        ============         ===========          ===========
          161,937           692,783           2,516,843           3,115,761           1,300,083              809,998
 $15.92 to $18.31       $     16.14        $      52.53        $      41.04         $     30.55          $     24.00

  CALVERT SOCIAL
     BALANCED
INVESTMENT DIVISION
-------------------
 $             --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --

               --
               --
       63,065,741
               --
 ----------------
       63,065,741
               --
 ----------------
       63,065,741
             (178)
 ----------------
       63,065,563
 ================
        2,131,161
 $23.31 to $30.39

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                  CALVERT SOCIAL MID
                                                                      CAP GROWTH
                                                                  INVESTMENT DIVISION
                                                                  -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Harris Oakmark Focused Value Portfolio
 1,567,645 shares; cost $349,308,073.............................     $        --
Western Asst Mgmt Strategic Bond Opportunities Portfolio
 22,463,324 shares; cost $280,820,622............................              --
Western Asst Mgmt U.S. Government Portfolio
 16,492,742 shares; cost $201,075,768............................              --
FI Values Leaders Portfolio
 481,730 shares; cost $90,752,858................................              --
MFS Total Return Portfolio
 757,059 shares; cost $106,826,144...............................              --
BlackRock Legacy Large Cap Growth Portfolio
 995,055 shares; cost $20,794,360................................              --
MetLife Conservative Allocation Portfolio
 3,960,392 shares; cost $40,552,380..............................              --
MetLife Conservative to Moderate Allocation Portfolio
 19,256,654 shares; cost $203,967,153............................              --
MetLife Moderate Allocation Portfolio
 42,160,217 shares; cost $459,205,698............................              --
MetLife Moderate to Aggressive Allocation Portfolio
 33,608,157 shares; cost $377,978,554............................              --
MetLife Aggressive Allocation Portfolio
 3,524,840 shares; cost $40,259,651..............................              --
FI Large Cap Portfolio
 188,158 shares; cost $2,643,657.................................              --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 11,180,161 shares; cost $11,180,161.............................              --
Fidelity VIP Equity-Income Portfolio
 5,046,088 shares; cost $116,851,890.............................              --
Fidelity VIP Growth Portfolio
 3,564,830 shares; cost $143,207,753.............................
Fidelity VIP Overseas Portfolio
 1,657,140 shares; cost $25,648,151..............................              --
Fidelity VIP Investment Grade Bond Portfolio
 1,523,725 shares; cost $19,829,338..............................              --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 31,066,867 shares; cost $60,267,753.............................              --
Calvert Social Mid Cap Growth Portfolio
 422,761 shares; cost $9,948,855.................................      11,959,917
                                                                      -----------
Total investments................................................      11,959,917
Due from Metropolitan Life Insurance Company.....................              --
                                                                      -----------
Total assets.....................................................      11,959,917
LIABILITIES
Due to Metropolitan Life Insurance Company.......................              --
                                                                      -----------
NET ASSETS.......................................................      11,959,917
                                                                      ===========
Outstanding Units................................................         419,490
Unit Fair Values.................................................     $     28.51


  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                         LORD ABBETT        MFS RESEARCH
                                                       BOND DEBENTURE       INTERNATIONAL
                                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 16,916,616 shares; cost $202,775,306...............  $    210,830,212    $             --
MFS Research International Portfolio
 9,820,318 shares; cost $129,700,131................                --         147,231,396
T. Rowe Price Mid Cap Growth Portfolio
 13,687,544 shares; cost $106,211,612...............                --                  --
PIMCO Total Return Portfolio
 37,293,027 shares; cost $429,147,320...............                --                  --
RCM Global Technology Portfolio
 9,563,158 shares; cost $45,518,800.................                --                  --
Lazard Mid Cap Portfolio
 4,018,222 shares; cost $53,322,682.................                --                  --
Met/AIM Small Cap Growth Portfolio
 1,930,410 shares; cost $24,926,573.................                --                  --
Harris Oakmark International Portfolio
 18,093,305 shares; cost $291,793,124...............                --                  --
Oppenheimer Capital Appreciation Portfolio
 1,387,117 shares; cost $12,078,851.................                --                  --
Legg Mason Aggressive Growth Portfolio
 3,986,486 shares; cost $31,374,353.................                --                  --
Third Avenue Small Cap Value Portfolio
 278,138 shares; cost $4,509,157....................                --                  --
Neuberger Berman Real Estate Portfolio
 21,158,123 shares; cost $303,402,290...............                --                  --
Legg Mason Value Equity Portfolio
 3,104,923 shares; cost $32,684,789.................
Cyclical Growth ETF Portfolio
 324,202 shares; cost $3,513,209....................                --                  --
Cyclical Growth and Income ETF Portfolio
 268,070 shares; cost $2,849,967....................                --                  --
PIMCO Inflation Protected Bond Portfolio
 1,356,218 shares; cost $13,692,508.................                --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 17,649,409 shares; cost $869,015,103...............                --                  --
American Funds Growth and Income Portfolio
 19,570,983 shares; cost $665,185,498...............                --                  --
American Funds Global Small Capitalization Portfolio
 20,343,116 shares; cost $388,582,707...............                --                  --
American Funds Bond Portfolio
 4,876,089 shares; cost $55,091,206.................                --                  --
                                                      ----------------    ----------------
Total investments...................................       210,830,212         147,231,396
Due from Metropolitan Life Insurance Company........                --                  --
                                                      ----------------    ----------------
Total assets........................................       210,830,212         147,231,396
LIABILITIES
Due to Metropolitan Life Insurance Company..........              (255)               (333)
                                                      ----------------    ----------------
NET ASSETS..........................................       210,829,957    $    147,231,063
                                                      ================    ================
Outstanding.........................................        13,210,287           8,960,338
Unit Fair Values....................................  $11.69 to $20.16    $15.21 to $17.32

  The accompanying notes are an integral part of these financial statements.

   T. ROWE PRICE           PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK
  MID CAP GROWTH       TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
  $            --    $             --     $           --     $             --    $             --    $             --
               --                  --                 --                   --                  --                  --
      118,849,966                  --                 --                   --                  --                  --
               --         438,011,525                 --                   --                  --                  --
               --                  --         51,235,939                   --                  --                  --
               --                  --                 --           54,993,164                  --                  --
               --                  --                 --                   --          25,970,826                  --
               --                  --                 --                   --                  --         341,782,189
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
               --                  --                 --                   --                  --                  --
  ---------------    ----------------     --------------     ----------------    ----------------    ----------------
      118,849,966         438,011,525         51,235,939           54,993,164          25,970,826         341,782,189
               --                  --                 --                   --                  --                  --
  ---------------    ----------------     --------------     ----------------    ----------------    ----------------
      118,849,966         438,011,525         51,235,939           54,993,164          25,970,826         341,782,189
             (172)               (438)              (151)                (298)                (90)               (256)
  ---------------    ----------------     --------------     ----------------    ----------------    ----------------
  $   118,849,794    $    438,011,087     $   51,235,788     $     54,992,866    $     25,970,736    $    341,781,933
  ===============    ================     ==============     ================    ================    ================
       13,821,848          34,594,371          9,455,156            3,342,852           1,763,663          16,996,340
  $7.99 to $13.82    $10.91 to $13.25     $4.68 to $6.24     $13.18 to $16.84    $13.18 to $15.26    $16.51 to $20.96

    OPPENHEIMER
CAPITAL APPRECIATION
INVESTMENT DIVISION
--------------------
  $            --
               --
               --
               --
               --
               --
               --
               --
       12,773,920
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
  ---------------
       12,773,920
               --
  ---------------
       12,773,920
             (149)
  ---------------
  $    12,773,771
  ===============
        1,339,707
  $8.74 to $11.66

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                         LEGG MASON         THIRD AVENUE
                                                      AGGRESSIVE GROWTH    SMALL CAP VALUE
                                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 16,916,616 shares; cost $202,775,306...............   $            --    $             --
MFS Research International Portfolio
 9,820,318 shares; cost $129,700,131................                --                  --
T. Rowe Price Mid Cap Growth Portfolio
 13,687,544 shares; cost $106,211,612...............                --                  --
PIMCO Total Return Portfolio
 37,293,027 shares; cost $429,147,320...............                --                  --
RCM Global Technology Portfolio
 9,563,158 shares; cost $45,518,800.................                --                  --
Lazard Mid Cap Portfolio
 4,018,222 shares; cost $53,322,682.................                --                  --
Met/AIM Small Cap Growth Portfolio
 1,930,410 shares; cost $24,926,573.................                --                  --
Harris Oakmark International Portfolio
 18,093,305 shares; cost $291,793,124...............                --                  --
Oppenheimer Capital Appreciation Portfolio
 1,387,117 shares; cost $12,078,851.................                --                  --
Legg Mason Aggressive Growth Portfolio
 3,986,486 shares; cost $31,374,353.................        32,049,679                  --
Third Avenue Small Cap Value Portfolio
 278,138 shares; cost $4,509,157....................                --           4,845,170
Neuberger Berman Real Estate Portfolio
 21,158,123 shares; cost $303,402,290...............                --                  --
Legg Mason Value Equity Portfolio
 3,104,923 shares; cost $32,684,789.................
Cyclical Growth ETF Portfolio
 324,202 shares; cost $3,513,209....................                --                  --
Cyclical Growth and Income ETF Portfolio
 268,070 shares; cost $2,849,967....................                --                  --
PIMCO Inflation Protected Bond Portfolio
 1,356,218 shares; cost $13,692,508.................                --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 17,649,409 shares; cost $869,015,103...............                --                  --
American Funds Growth and Income Portfolio
 19,570,983 shares; cost $665,185,498...............                --                  --
American Funds Global Small Capitalization Portfolio
 20,343,116 shares; cost $388,582,707...............                --                  --
American Funds Bond Portfolio
 4,876,089 shares; cost $55,091,206.................                --                  --
                                                       ---------------    ----------------
Total investments...................................        32,049,679           4,845,170
Due from Metropolitan Life Insurance Company........                --                  --
                                                       ---------------    ----------------
Total assets........................................        32,049,679           4,845,170
LIABILITIES
Due to Metropolitan Life Insurance Company..........                --                (122)
                                                       ---------------    ----------------
NET ASSETS..........................................   $    32,049,679    $      4,845,048
                                                       ===============    ================
Outstanding.........................................         4,041,330             263,473
Unit Fair Values....................................   $7.39 to $12.09    $18.07 to $18.97

  The accompanying notes are an integral part of these financial statements.

 NEUBERGER BERMAN       LEGG MASON           CYCLICAL             CYCLICAL                 PIMCO             AMERICAN FUNDS
    REAL ESTATE        VALUE EQUITY         GROWTH ETF      GROWTH AND INCOME ETF INFLATION PROTECTED BOND       GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------------ -------------------
  $            --     $            --    $             --     $             --        $             --      $              --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
      382,244,057                  --                  --                   --                      --                     --
                           34,609,899
               --                  --           3,692,662                   --                      --                     --
               --                  --                  --            2,982,696                      --                     --
               --                  --                  --                   --              13,684,386                     --
               --                  --                  --                   --                      --          1,130,974,124
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
               --                  --                  --                   --                      --                     --
  ---------------     ---------------    ----------------     ----------------        ----------------      -----------------
      382,244,057          34,609,899           3,692,662            2,982,696              13,684,386          1,130,974,124
               --                  --                  --                   --                      --                     --
  ---------------     ---------------    ----------------     ----------------        ----------------      -----------------
      382,244,057          34,609,899           3,692,662            2,982,696              13,684,386          1,130,974,124
             (587)                 --                 (61)                 (46)                   (250)                  (982)
  ---------------     ---------------    ----------------     ----------------        ----------------      -----------------
  $   382,243,470     $    34,609,899    $      3,692,601     $      2,982,650        $     13,684,136      $   1,130,973,142
  ===============     ===============    ================     ================        ================      =================
       19,640,662           3,401,505             322,952              266,996               1,228,621              7,208,741
  $3.27 to $19.92     $9.36 to $10.58    $11.30 to $11.50     $11.05 to $11.23        $10.74 to $11.51      $13.81 to $185.02

  AMERICAN FUNDS
 GROWTH AND INCOME
INVESTMENT DIVISION
-------------------
 $              --
                --
                --
                --
                --
                --
                --
                --
                --
                --
                --
                --

                --
                --
                --
                --
       825,699,757
                --
                --
 -----------------
       825,699,757
                --
 -----------------
       825,699,757
              (768)
 -----------------
 $     825,698,989
 =================
         7,224,552
 $12.99 to $134.49

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2006

                                                           AMERICAN FUNDS          AMERICAN FUNDS
                                                     GLOBAL SMALL CAPITALIZATION        BOND
                                                         INVESTMENT DIVISION     INVESTMENT DIVISION
                                                     --------------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 16,916,616 shares; cost $202,775,306...............      $             --        $             --
MFS Research International Portfolio
 9,820,318 shares; cost $129,700,131................                    --                      --
T. Rowe Price Mid Cap Growth Portfolio
 13,687,544 shares; cost $106,211,612...............                    --                      --
PIMCO Total Return Portfolio
 37,293,027 shares; cost $429,147,320...............                    --                      --
RCM Global Technology Portfolio
 9,563,158 shares; cost $45,518,800.................                    --                      --
Lazard Mid Cap Portfolio
 4,018,222 shares; cost $53,322,682.................                    --                      --
Met/AIM Small Cap Growth Portfolio
 1,930,410 shares; cost $24,926,573.................                    --                      --
Harris Oakmark International Portfolio
 18,093,305 shares; cost $291,793,124...............                    --                      --
Oppenheimer Capital Appreciation Portfolio
 1,387,117 shares; cost $12,078,851.................                    --                      --
Legg Mason Aggressive Growth Portfolio
 3,986,486 shares; cost $31,374,353.................                    --                      --
Third Avenue Small Cap Value Portfolio
 278,138 shares; cost $4,509,157....................                    --                      --
Neuberger Berman Real Estate Portfolio
 21,158,123 shares; cost $303,402,290...............                    --                      --
Legg Mason Value Equity Portfolio
 3,104,923 shares; cost $32,684,789.................
Cyclical Growth ETF Portfolio
 324,202 shares; cost $3,513,209....................                    --                      --
Cyclical Growth and Income ETF Portfolio
 268,070 shares; cost $2,849,967....................                    --                      --
PIMCO Inflation Protected Bond Portfolio
 1,356,218 shares; cost $13,692,508.................                    --                      --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 17,649,409 shares; cost $869,015,103...............                    --                      --
American Funds Growth and Income Portfolio
 19,570,983 shares; cost $665,185,498...............                    --                      --
American Funds Global Small Capitalization Portfolio
 20,343,116 shares; cost $388,582,707...............           501,254,385                      --
American Funds Bond Portfolio
 4,876,089 shares; cost $55,091,206.................                    --              56,221,306
                                                          ----------------        ----------------
Total investments...................................           501,254,385              56,221,306
Due from Metropolitan Life Insurance Company........                    --                      --
                                                          ----------------        ----------------
Total assets........................................           501,254,385              56,221,306
LIABILITIES
Due to Metropolitan Life Insurance Company..........                  (221)                   (429)
                                                          ----------------        ----------------
NET ASSETS..........................................      $    501,254,164        $     56,220,877
                                                          ================        ================
Outstanding.........................................            17,064,435               3,656,960
Unit Fair Values....................................      $17.31 to $31.23        $13.92 to $16.74

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                         BLACKROCK
                                                                         LARGE CAP          VARIABLE B          VARIABLE C
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
                                                                           2006                2006                2006
                                                                    ------------------- ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................    $ 16,113,903         $   450,656          $ 33,918
Expenses:
  Mortality and expense risk charges...............................      15,155,954             324,300            12,656
                                                                       ------------         -----------          --------
Net investment income (loss).......................................         957,949             126,356            21,262
                                                                       ------------         -----------          --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................     (46,296,059)         (1,299,720)          (91,377)
Realized gain distributions........................................              --                  --                --
                                                                       ------------         -----------          --------
Net realized gains (losses) on investments.........................     (46,296,059)         (1,299,720)          (91,377)
Change in net unrealized appreciation (depreciation) of investments     189,712,187           5,225,213           384,603
                                                                       ------------         -----------          --------
Net realized and unrealized gains (losses) on investments..........     143,416,128           3,925,493           293,226
                                                                       ------------         -----------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................    $144,374,077         $ 4,051,849          $314,488
                                                                       ============         ===========          ========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

     BLACKROCK           BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE
    DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- --------------------- -------------------
       2006                2006                2006                2006                 2006                 2006
------------------- ------------------- ------------------- ------------------- --------------------- -------------------
   $ 32,173,776        $         --        $ 64,013,807         $ 3,885,697         $     33,906          $        --
     16,453,909           8,381,066          40,920,272           3,444,264            8,139,243            3,109,098
   ------------        ------------        ------------         -----------         ------------          -----------
     15,719,867          (8,381,066)         23,093,535             441,433           (8,105,337)          (3,109,098)
   ------------        ------------        ------------         -----------         ------------          -----------
    (19,936,803)        (47,448,722)         36,278,597          14,122,229          (42,902,657)          13,540,948
             --                  --         112,377,173                  --                   --                   --
   ------------        ------------        ------------         -----------         ------------          -----------
    (19,936,803)        (47,448,722)        148,655,770          14,122,229          (42,902,657)          13,540,948
    116,715,614          91,882,111         259,030,308          22,842,792          115,576,551           (4,631,796)
   ------------        ------------        ------------         -----------         ------------          -----------
     96,778,811          44,433,389         407,686,078          36,965,021           72,673,894            8,909,152
   ------------        ------------        ------------         -----------         ------------          -----------
   $112,498,678        $ 36,052,323        $430,779,613         $37,406,454         $ 64,568,557          $ 5,800,054
   ============        ============        ============         ===========         ============          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                        OPPENHEIMER       HARRIS OAKMARK     NEUBERGER BERMAN
                                                                       GLOBAL EQUITY      LARGE CAP VALUE      MID CAP VALUE
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
                                                                           2006                2006                2006
                                                                    ------------------- ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................     $ 5,810,395         $ 2,807,148        $  2,273,663
Expenses:
  Mortality and expense risk charges...............................       2,848,127           5,197,835           7,134,235
                                                                        -----------         -----------        ------------
Net investment income (loss).......................................       2,962,268          (2,390,687)         (4,860,572)
                                                                        -----------         -----------        ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................       4,574,580          15,683,928          24,292,179
Realized gain distributions........................................       4,563,484                  --          49,907,547
                                                                        -----------         -----------        ------------
Net realized gains (losses) on investments.........................       9,138,064          15,683,928          74,199,726
Change in net unrealized appreciation (depreciation) of investments      20,077,478          48,930,039         (18,020,276)
                                                                        -----------         -----------        ------------
Net realized and unrealized gains (losses) on investments..........      29,215,542          64,613,967          56,179,450
                                                                        -----------         -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................     $32,177,810         $62,223,280        $ 51,318,878
                                                                        ===========         ===========        ============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

   T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL            JENNISON            BLACKROCK
 LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            GROWTH          STRATEGIC VALUE
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
       2006                 2006                2006                2006                2006                2006
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
    $   540,533         $33,491,038          $ 5,885,879         $ 2,169,487         $       --         $  1,339,030
      2,561,420          10,496,661            4,702,120           3,665,861            485,715            7,121,890
    -----------         -----------          -----------         -----------         ----------         ------------
     (2,020,887)         22,994,377            1,183,759          (1,496,374)          (485,715)          (5,782,860)
    -----------         -----------          -----------         -----------         ----------         ------------
      2,474,859            (311,746)          17,322,950          10,582,205          1,446,992           19,634,629
             --                  --                   --          10,957,590             34,588          103,276,223
    -----------         -----------          -----------         -----------         ----------         ------------
      2,474,859            (311,746)          17,322,950          21,539,795          1,481,580          122,910,852
     22,117,285          (2,085,917)          60,074,408          23,274,100           (514,633)         (39,026,250)
    -----------         -----------          -----------         -----------         ----------         ------------
     24,592,144          (2,397,663)          77,397,358          44,813,895            966,947           83,884,602
    -----------         -----------          -----------         -----------         ----------         ------------
    $22,571,257         $20,596,714          $78,581,117         $43,317,521         $  481,232         $ 78,101,742
    ===========         ===========          ===========         ===========         ==========         ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                      METLIFE MID CAP   FRANKLIN TEMPLETON       BLACKROCK
                                                                        STOCK INDEX      SMALL CAP GROWTH     LARGE CAP VALUE
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
                                                                           2006                2006                2006
                                                                    ------------------- ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................     $ 3,399,322         $       --          $   899,571
Expenses:
  Mortality and expense risk charges...............................       4,025,452            628,279            1,385,986
                                                                        -----------         ----------          -----------
Net investment income (loss).......................................        (626,130)          (628,279)            (486,415)
                                                                        -----------         ----------          -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................       9,300,992          2,217,097            1,544,754
Realized gain distributions........................................      21,307,420          2,406,439            5,108,753
                                                                        -----------         ----------          -----------
Net realized gains (losses) on investments.........................      30,608,412          4,623,536            6,653,507
Change in net unrealized appreciation (depreciation) of investments      (4,366,410)          (457,219)          12,455,703
                                                                        -----------         ----------          -----------
Net realized and unrealized gains (losses) on investments..........      26,242,002          4,166,317           19,109,210
                                                                        -----------         ----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................     $25,615,872         $3,538,038          $18,622,795
                                                                        ===========         ==========          ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

     BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES            MFS           HARRIS OAKMARK
    BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST      FOCUSED VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       2006                2006                2006                2006               2006(A)              2006
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
    $28,136,577         $1,293,874          $ 2,808,300         $        --         $   208,846        $    915,876
      6,343,020            428,798            5,302,096           1,041,754             112,033           5,270,290
    -----------         ----------          -----------         -----------         -----------        ------------
     21,793,557            865,076           (2,493,796)         (1,041,754)             96,813          (4,354,414)
    -----------         ----------          -----------         -----------         -----------        ------------
       (297,903)                --            4,982,999           3,504,506           2,843,538          22,377,150
        489,068                 --                   --           6,698,551           2,004,687          39,138,843
    -----------         ----------          -----------         -----------         -----------        ------------
        191,165                 --            4,982,999          10,203,057           4,848,225          61,515,993
     (7,478,355)                --           50,274,049             226,128          (3,782,849)        (15,217,073)
    -----------         ----------          -----------         -----------         -----------        ------------
     (7,287,190)                --           55,257,048          10,429,185           1,065,376          46,298,920
    -----------         ----------          -----------         -----------         -----------        ------------
    $14,506,367         $  865,076          $52,763,252         $ 9,387,431         $ 1,162,189        $ 41,944,506
    ===========         ==========          ===========         ===========         ===========        ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                            WESTERN ASSET MANAGEMENT   WESTERN ASSET MANAGEMENT
                                                          STRATEGIC BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                              INVESTMENT DIVISION        INVESTMENT DIVISION
                                                          ---------------------------- ------------------------
                                                                      2006                       2006
                                                          ---------------------------- ------------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends..............................................         $12,531,545                 $5,802,412
Expenses:
  Mortality and expense risk charges.....................           3,485,483                  2,486,385
                                                                  -----------                 ----------
Net investment income (loss).............................           9,046,062                  3,316,027
                                                                  -----------                 ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Realized gains (losses) from security transactions.......             751,554                   (474,718)
Realized gain distributions..............................           2,073,763                         --
                                                                  -----------                 ----------
Net realized gains (losses) on investments...............           2,825,317                   (474,718)
Change in net unrealized appreciation (depreciation) of
 investments.............................................          (2,640,796)                 2,133,509
                                                                  -----------                 ----------
Net realized and unrealized gains (losses) on investments             184,521                  1,658,791
                                                                  -----------                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.........................................         $ 9,230,583                 $4,974,818
                                                                  ===========                 ==========

                                                                  FI
                                                             VALUE LEADERS
                                                          INVESTMENT DIVISION
                                                          -------------------
                                                                 2006
                                                          -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends..............................................     $  661,658
Expenses:
  Mortality and expense risk charges.....................      1,095,840
                                                              ----------
Net investment income (loss).............................       (434,182)
                                                              ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Realized gains (losses) from security transactions.......      2,524,663
Realized gain distributions..............................      1,949,693
                                                              ----------
Net realized gains (losses) on investments...............      4,474,356
Change in net unrealized appreciation (depreciation) of
 investments.............................................      3,640,058
                                                              ----------
Net realized and unrealized gains (losses) on investments      8,114,414
                                                              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.........................................     $7,680,232
                                                              ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

        MFS                BLACKROCK                METLIFE          METLIFE CONSERVATIVE        METLIFE
   TOTAL RETURN     LEGACY LARGE CAP GROWTH CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION MODERATE ALLOCATION
INVESTMENT DIVISION   INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
------------------- ----------------------- ----------------------- ---------------------- -------------------
       2006                  2006                    2006                    2006                 2006
------------------- ----------------------- ----------------------- ---------------------- -------------------
    $ 3,478,184            $       5              $  720,680             $ 2,608,603           $ 3,528,456
      1,185,242              244,896                 353,295               1,602,956             3,283,043
    -----------            ---------              ----------             -----------           -----------
      2,292,942             (244,891)                367,385               1,005,647               245,413
    -----------            ---------              ----------             -----------           -----------
        905,042              556,239                 (70,905)                111,436               320,394
      2,259,849                   --                 280,666               1,821,229             5,053,918
    -----------            ---------              ----------             -----------           -----------
      3,164,891              556,239                 209,761               1,932,665             5,374,312
      5,611,141              218,184               1,128,045               7,743,098            23,338,620
    -----------            ---------              ----------             -----------           -----------
      8,776,032              774,423               1,337,806               9,675,763            28,712,932
    -----------            ---------              ----------             -----------           -----------
    $11,068,974            $ 529,532              $1,705,191             $10,681,410           $28,958,345
    ===========            =========              ==========             ===========           ===========

    METLIFE MODERATE
TO AGGRESSIVE ALLOCATION
  INVESTMENT DIVISION
------------------------
          2006
------------------------
      $ 1,801,861
        2,469,266
      -----------
         (667,405)
      -----------
          208,474
        4,744,322
      -----------
        4,952,796
       21,988,468
      -----------
       26,941,264
      -----------
      $26,273,859
      ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                           METLIFE                FI               FIDELITY
                                                                    AGGRESSIVE ALLOCATION      LARGE CAP         MONEY MARKET
                                                                     INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    --------------------- ------------------- -------------------
                                                                            2006               2006 (B)              2006
                                                                    --------------------- ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................      $  212,694            $     --            $540,532
Expenses:
  Mortality and expense risk charges...............................         334,225              12,907             104,213
                                                                         ----------            --------            --------
Net investment income (loss).......................................        (121,531)            (12,907)            436,319
                                                                         ----------            --------            --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................         209,911               2,511                  --
Realized gain distributions........................................         922,274                  --                  --
                                                                         ----------            --------            --------
Net realized gains (losses) on investments.........................       1,132,185               2,511                  --
Change in net unrealized appreciation (depreciation) of investments       2,759,207             186,531                  --
                                                                         ----------            --------            --------
Net realized and unrealized gains (losses) on investments..........       3,891,392             189,042                  --
                                                                         ----------            --------            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................      $3,769,861            $176,135            $436,319
                                                                         ==========            ========            ========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

     FIDELITY            FIDELITY            FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL
   EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
       2006                2006                2006                 2006                 2006                2006
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
    $ 4,189,089         $   540,910         $  315,576            $ 798,106           $1,412,565          $       --
      1,161,737           1,235,772            344,539              183,238              703,241             114,143
    -----------         -----------         ----------            ---------           ----------          ----------
      3,027,352            (694,862)           (28,963)             614,868              709,324            (114,143)
    -----------         -----------         ----------            ---------           ----------          ----------
        891,780          (4,239,529)         2,025,319             (182,102)             113,705            (273,525)
     15,144,271                  --            219,385               47,791            1,083,954                  --
    -----------         -----------         ----------            ---------           ----------          ----------
     16,036,051          (4,239,529)         2,244,704             (134,311)           1,197,659            (273,525)
      2,787,431          12,604,530          3,579,948              144,400            2,520,036           1,125,302
    -----------         -----------         ----------            ---------           ----------          ----------
     18,823,482           8,365,001          5,824,652               10,089            3,717,695             851,777
    -----------         -----------         ----------            ---------           ----------          ----------
    $21,850,834         $ 7,670,139         $5,795,689            $ 624,957           $4,427,019          $  737,634
    ===========         ===========         ==========            =========           ==========          ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                        LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                                                                      BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
                                                                           2006                2006                2006
                                                                    ------------------- ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................     $11,732,422         $ 1,495,372         $        --
Expenses:
  Mortality and expense risk charges...............................       2,373,179           1,276,333           1,485,639
                                                                        -----------         -----------         -----------
Net investment income (loss).......................................       9,359,243             219,039          (1,485,639)
                                                                        -----------         -----------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................       1,596,391           4,058,635           7,024,004
Realized gain distributions........................................              --           6,152,857           3,805,825
                                                                        -----------         -----------         -----------
Net realized gains (losses) on investments.........................       1,596,391          10,211,492          10,829,829
Change in net unrealized appreciation (depreciation) of investments       3,032,569          10,374,621          (4,404,620)
                                                                        -----------         -----------         -----------
Net realized and unrealized gains (losses) on investments..........       4,628,960          20,586,113           6,425,209
                                                                        -----------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................     $13,988,203         $20,805,152         $ 4,939,570
                                                                        ===========         ===========         ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK        OPPENHEIMER
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
       2006                2006                2006                2006                2006                 2006
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
    $11,484,191         $       --          $  159,290          $       --          $ 5,330,773          $   9,954
      5,574,393            676,756             582,584             302,685            3,093,070            113,530
    -----------         ----------          ----------          ----------          -----------          ---------
      5,909,798           (676,756)           (423,294)           (302,685)           2,237,703           (103,576)
    -----------         ----------          ----------          ----------          -----------          ---------
      1,258,037            649,346             556,985             568,842            9,395,909             41,772
        177,489                 --           5,119,575           3,027,712           14,305,522             53,902
    -----------         ----------          ----------          ----------          -----------          ---------
      1,435,526            649,346           5,676,560           3,596,554           23,701,431             95,674
      6,453,586          1,808,074             362,830            (698,241)          31,114,541            594,079
    -----------         ----------          ----------          ----------          -----------          ---------
      7,889,112          2,457,420           6,039,390           2,898,313           54,815,972            689,753
    -----------         ----------          ----------          ----------          -----------          ---------
    $13,798,910         $1,780,664          $5,616,096          $2,595,628          $57,053,675          $ 586,177
    ===========         ==========          ==========          ==========          ===========          =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                        LEGG MASON         THIRD AVENUE      NEUBERGER BERMAN
                                                                     AGGRESSIVE GROWTH    SMALL CAP VALUE       REAL ESTATE
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
                                                                           2006                2006                2006
                                                                    ------------------- ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................     $        --          $ 14,368           $ 2,465,505
Expenses:
  Mortality and expense risk charges...............................         419,475            41,630             3,506,203
                                                                        -----------          --------           -----------
Net investment income (loss).......................................        (419,475)          (27,262)           (1,040,698)
                                                                        -----------          --------           -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................       1,781,718            56,257             4,709,695
Realized gain distributions........................................       1,901,076           217,356            12,980,584
                                                                        -----------          --------           -----------
Net realized gains (losses) on investments.........................       3,682,794           273,613            17,690,279
Change in net unrealized appreciation (depreciation) of investments      (4,438,090)          141,550            61,645,842
                                                                        -----------          --------           -----------
Net realized and unrealized gains (losses) on investments..........        (755,296)          415,163            79,336,121
                                                                        -----------          --------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................     $(1,174,771)         $387,901           $78,295,423
                                                                        ===========          ========           ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

    LEGG MASON           CYCLICAL             CYCLICAL          PIMCO INFLATION     AMERICAN FUNDS      AMERICAN FUNDS
   VALUE EQUITY         GROWTH ETF      GROWTH AND INCOME ETF   PROTECTED BOND          GROWTH           GROWTH-INCOME
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- --------------------- ------------------- ------------------- -------------------
     2006 (B)            2006 (B)             2006 (B)             2006 (B)              2006                2006
------------------- ------------------- --------------------- ------------------- ------------------- -------------------
    $   22,516           $ 34,010             $ 35,964             $     --           $ 8,510,844         $11,901,053
       262,827             15,788               12,761               69,864            14,431,572          10,351,145
    ----------           --------             --------             --------           -----------         -----------
      (240,311)            18,222               23,203              (69,864)           (5,920,728)          1,549,908
    ----------           --------             --------             --------           -----------         -----------
        (8,517)            19,274               11,632               25,327            10,384,274           7,278,287
       642,631              8,011                   --                   --             6,235,007          17,021,991
    ----------           --------             --------             --------           -----------         -----------
       634,114             27,285               11,632               25,327            16,619,281          24,300,278
     1,925,110            179,453              132,729               (8,122)           73,139,372          67,505,598
    ----------           --------             --------             --------           -----------         -----------
     2,559,224            206,738              144,361               17,205            89,758,653          91,805,876
    ----------           --------             --------             --------           -----------         -----------
    $2,318,913           $224,960             $167,564             $(52,659)          $83,837,925         $93,355,784
    ==========           ========             ========             ========           ===========         ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                          AMERICAN FUNDS          AMERICAN FUNDS
                                                                    GLOBAL SMALL CAPITALIZATION        BOND
                                                                        INVESTMENT DIVISION     INVESTMENT DIVISION
                                                                    --------------------------- -------------------
                                                                               2006                  2006 (B)
                                                                    --------------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................................         $ 1,960,859             $  156,661
Expenses:
  Mortality and expense risk charges...............................           6,051,299                203,672
                                                                            -----------             ----------
Net investment income (loss).......................................          (4,090,440)               (47,011)
                                                                            -----------             ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.................          22,678,634                  7,666
Realized gain distributions........................................          21,914,416                     --
                                                                            -----------             ----------
Net realized gains (losses) on investments.........................          44,593,050                  7,666
Change in net unrealized appreciation (depreciation) of investments          38,349,644              1,130,100
                                                                            -----------             ----------
Net realized and unrealized gains (losses) on investments..........          82,942,694              1,137,766
                                                                            -----------             ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....         $78,852,254             $1,090,755
                                                                            ===========             ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                                  BLACKROCK
                                                                                  LARGE CAP                   VARIABLE B
                                                                             INVESTMENT DIVISION          INVESTMENT DIVISION
                                                                       ------------------------------  ------------------------
                                                                            2006            2005           2006         2005
                                                                       --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $      957,949  $   (1,611,573) $   126,356  $    56,021
 Total realized gains (losses) from investments.......................    (46,296,059)    (39,298,584)  (1,299,720)    (987,083)
 Change in net unrealized appreciation (deprecation) of investments...    189,712,187      68,346,971    5,225,213    1,788,703
                                                                       --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......    144,374,077      27,436,814    4,051,849      857,641
                                                                       --------------  --------------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................     34,349,830      40,930,417       35,830       76,535
 Transfers between investment divisions (including fixed account), net    (96,990,484)    (85,256,124)           6       37,401
 Transfers from contract benefits and terminations....................   (135,704,502)   (138,963,905)  (6,443,188)  (4,797,630)
 Contract maintenance charges.........................................             --              --           --
                                                                       --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   (198,345,156)   (183,289,612)  (6,407,352)  (4,683,694)
                                                                       --------------  --------------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................    (53,971,079)   (155,852,798)  (2,355,503)  (3,826,053)
NET ASSETS - BEGINNING OF PERIOD......................................  1,267,668,619   1,423,521,417   34,430,948   38,257,001
                                                                       --------------  --------------  -----------  -----------
NET ASSETS - END OF PERIOD............................................ $1,213,697,540  $1,267,668,619  $32,075,445  $34,430,948
                                                                       ==============  ==============  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                   BLACKROCK                     BLACKROCK                      METLIFE
      VARIABLE C                  DIVERSIFIED                AGGRESSIVE GROWTH                STOCK INDEX
  INVESTMENT DIVISION         INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
----------------------  ------------------------------  --------------------------  ------------------------------
   2006        2005          2006            2005           2006          2005           2006            2005
----------  ----------  --------------  --------------  ------------  ------------  --------------  --------------
$   21,262  $   16,585  $   15,719,867  $    4,951,024  $ (8,381,066) $ (8,613,160) $   23,093,535  $   10,656,148
   (91,377)    (79,462)    (19,936,803)     (7,976,947)  (47,448,722)  (68,050,584)    148,655,770       1,420,997
   384,603     136,566     116,715,614      26,194,695    91,882,111   138,949,377     259,030,308      92,252,646
----------  ----------  --------------  --------------  ------------  ------------  --------------  --------------
   314,488      73,689     112,498,678      23,168,772    36,052,323    62,285,633     430,779,613     104,329,791
----------  ----------  --------------  --------------  ------------  ------------  --------------  --------------
    12,045     262,213      37,174,704      49,320,130    21,386,853    23,467,028     235,457,047     292,297,982
        13     (25,686)    (80,436,444)    (62,879,398)  (38,176,940)  (38,816,106)   (143,055,783)    (43,923,599)
  (602,437)   (350,917)   (149,550,543)   (154,733,837)  (75,566,378)  (68,809,878)   (328,120,499)   (291,371,136)
        --                          --                            --                            --
----------  ----------  --------------  --------------  ------------  ------------  --------------  --------------
  (590,379)   (114,390)   (192,812,283)   (168,293,105)  (92,356,465)  (84,158,956)   (235,719,235)    (42,996,753)
----------  ----------  --------------  --------------  ------------  ------------  --------------  --------------
  (275,891)    (40,701)    (80,313,605)   (145,124,333)  (56,304,142)  (21,873,323)    195,060,378      61,333,038
 2,530,897   2,571,598   1,364,024,142   1,509,148,475   713,800,758   735,674,081   3,217,216,070   3,155,883,032
----------  ----------  --------------  --------------  ------------  ------------  --------------  --------------
$2,255,006  $2,530,897  $1,283,710,537  $1,364,024,142  $657,496,616  $713,800,758  $3,412,276,448  $3,217,216,070
==========  ==========  ==============  ==============  ============  ============  ==============  ==============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                   FI                          FI
                                                                           INTERNATIONAL STOCK        MID CAP OPPORTUNITIES
                                                                           INVESTMENT DIVISION         INVESTMENT DIVISION
                                                                       --------------------------  --------------------------
                                                                           2006          2005          2006          2005
                                                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $    441,433  $ (1,336,288) $ (8,105,337) $ (8,151,770)
 Total realized gains (losses) from investments.......................   14,122,229     6,451,261   (42,902,657)  (78,218,630)
 Change in net unrealized appreciation (deprecation) of investments...   22,842,792    29,273,691   115,576,551   121,074,896
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from operations......   37,406,454    34,388,664    64,568,557    34,704,496
                                                                       ------------  ------------  ------------  ------------
From capital transactions:
 Payments received from contract owners...............................   22,659,871    16,900,649    36,657,483   (27,276,561)
 Transfers between investment divisions (including fixed account), net   12,694,940    10,398,241   (43,721,000)  (50,987,306)
 Transfers from contract benefits and terminations....................  (24,467,901)  (19,238,058)  (67,487,893)     (131,789)
 Contract maintenance charges.........................................           --                          --            --
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   10,886,910     8,060,832   (74,551,410)  (78,395,656)
                                                                       ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS..............................................   48,293,364    42,449,497    (9,982,853)  (43,691,160)
NET ASSETS - BEGINNING OF PERIOD......................................  246,270,129   203,820,632   672,025,922   715,717,082
                                                                       ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD............................................ $294,563,493  $246,270,129  $662,043,069  $672,025,922
                                                                       ============  ============  ============  ============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

       T. ROWE PRICE                OPPENHEIMER               HARRIS OAKMARK             NEUBERGER BERMAN
     SMALL CAP GROWTH              GLOBAL EQUITY              LARGE CAP VALUE              MID CAP VALUE
    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------  --------------------------  --------------------------  --------------------------
    2006          2005          2006          2005          2006          2005          2006          2005
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (3,109,098) $ (2,912,535) $  2,962,268  $ (1,236,484) $ (2,390,687) $ (2,601,116) $ (4,860,572) $ (4,520,931)
  13,540,948     9,560,832     9,138,064     1,818,749    15,683,928     7,641,683    74,199,726    46,549,790
  (4,631,796)   15,268,897    20,077,478    25,605,072    48,930,039   (15,864,023)  (18,020,276)    5,286,823
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   5,800,054    21,917,194    32,177,810    26,187,337    62,223,280   (10,823,456)   51,318,878    47,315,682
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  18,024,486    16,831,899    20,931,240    15,506,023    33,399,231    51,307,981    68,483,136    64,666,722
  (8,428,762)   (8,452,821)    7,801,220    12,101,542   (37,339,424)    3,175,576   (11,690,943)   80,908,710
 (23,810,917)  (23,415,426)  (20,034,932)  (15,974,206)  (34,172,523)  (30,623,388)  (41,726,841)  (33,624,410)
          --                          --                          --                          --
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
 (14,215,193)  (15,036,348)    8,697,528    11,633,359   (38,112,716)   23,860,169    15,065,352   111,951,022
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  (8,415,139)    6,880,846    40,875,338    37,820,696    24,110,564    13,036,713    66,384,230   159,266,704
 250,349,096   243,468,250   210,571,508   172,750,812   408,151,596   395,114,883   517,299,339   358,032,635
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$241,933,957  $250,349,096  $251,446,846  $210,571,508  $432,262,160  $408,151,596  $583,683,569  $517,299,339
============  ============  ============  ============  ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                              T. ROWE PRICE              LEHMAN BROTHERS
                                                                            LARGE CAP GROWTH          AGGREGATE BOND INDEX
                                                                           INVESTMENT DIVISION         INVESTMENT DIVISION
                                                                       --------------------------  --------------------------
                                                                           2006          2005          2006          2005
                                                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $ (2,020,887) $ (1,367,576) $ 22,994,377  $ 16,127,633
 Total realized gains (losses) from investments.......................    2,474,859    (2,051,147)     (311,746)    1,757,274
 Change in net unrealized appreciation (deprecation) of investments...   22,117,285    13,286,058    (2,085,917)  (13,468,805)
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from operations......   22,571,257     9,867,335    20,596,714     4,416,102
                                                                       ------------  ------------  ------------  ------------
From capital transactions:
 Payments received from contract owners...............................   18,831,497    22,099,396   128,375,546   124,276,621
 Transfers between investment divisions (including fixed account), net    1,807,069     2,160,340    (1,225,278)   32,166,878
 Transfers from contract benefits and terminations....................  (17,198,220)  (14,111,423)  (66,489,361)     (136,656)
 Contract maintenance charges.........................................           --            --            --
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................    3,440,346    10,148,313    60,660,907   156,306,843
                                                                       ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS..............................................   26,011,603    20,015,648    81,257,621   160,722,945
NET ASSETS - BEGINNING OF PERIOD......................................  194,650,515   174,634,867   768,286,065   607,563,120
                                                                       ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD............................................ $220,662,118  $194,650,515  $849,543,686  $768,286,065
                                                                       ============  ============  ============  ============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

      MORGAN STANLEY                  RUSSELL                   JENNISON                   BLACKROCK
        EAFE INDEX                  2000 INDEX                   GROWTH                 STRATEGIC VALUE
    INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
--------------------------  --------------------------  ------------------------  --------------------------
    2006          2005          2006          2005          2006         2005         2006          2005
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
$  1,183,759  $    704,739  $ (1,496,374) $ (1,363,619) $  (485,715) $  (290,646) $ (5,782,860) $ (6,850,298)
  17,322,950    10,030,049    21,539,795    18,374,209    1,481,580      966,967   122,910,852    56,396,267
  60,074,408    22,293,331    23,274,100    (8,363,689)    (514,633)   5,598,355   (39,026,250)  (34,906,982)
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  78,581,117    33,028,119    43,317,521     8,646,901      481,232    6,274,676    78,101,742    14,638,987
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  54,577,278    60,968,023    31,554,712    32,109,644    4,337,987    2,367,162    41,047,211    51,661,184
   3,439,574      (368,645)    9,210,140    (1,045,682)     776,865   30,576,435   (30,405,883)  (26,462,830)
 (26,836,889)  (20,660,113)  (24,080,336)  (22,411,541)  (3,507,419)  (2,103,299)  (46,307,185)  (43,925,381)
          --                          --                         --                         --
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  31,179,963    39,939,265    16,684,516     8,652,421    1,607,433   30,840,298   (35,665,857)  (18,727,027)
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
 109,761,080    72,967,384    60,002,037    17,299,322    2,088,665   37,114,974    42,435,885    (4,088,040)
 314,544,224   241,576,840   259,430,466   242,131,144   37,114,974           --   538,301,526   542,389,566
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
$424,305,304  $314,544,224  $319,432,503  $259,430,466  $39,203,639  $37,114,974  $580,737,411  $538,301,526
============  ============  ============  ============  ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                             METLIFE MID CAP          FRANKLIN TEMPLETON
                                                                               STOCK INDEX             SMALL CAP GROWTH
                                                                           INVESTMENT DIVISION        INVESTMENT DIVISION
                                                                       --------------------------  ------------------------
                                                                           2006          2005          2006         2005
                                                                       ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $   (626,130) $ (1,665,021) $  (628,279) $  (533,049)
 Total realized gains (losses) from investments.......................   30,608,412    19,825,389    4,623,536    4,088,641
 Change in net unrealized appreciation (deprecation) of investments...   (4,366,410)    8,391,642     (457,219)  (2,024,097)
                                                                       ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......   25,615,872    26,552,010    3,538,038    1,531,495
                                                                       ------------  ------------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................   40,357,816    39,602,445    5,108,203    5,692,970
 Transfers between investment divisions (including fixed account), net    9,219,029    11,831,439    1,816,541      336,182
 Transfers from contract benefits and terminations....................  (22,555,708)  (17,943,698)  (3,885,607)  (3,446,057)
 Contract maintenance charges.........................................           --                         --
                                                                       ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   27,021,137    33,490,186    3,039,137    2,583,095
                                                                       ------------  ------------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................   52,637,009    60,042,196    6,577,175    4,114,590
NET ASSETS - BEGINNING OF PERIOD......................................  283,308,837   223,266,641   43,057,929   38,943,339
                                                                       ------------  ------------  -----------  -----------
NET ASSETS - END OF PERIOD............................................ $335,945,846  $283,308,837  $49,635,104  $43,057,929
                                                                       ============  ============  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

        BLACKROCK                   BLACKROCK                  BLACKROCK                    DAVIS
     LARGE CAP VALUE               BOND INCOME               MONEY MARKET               VENTURE VALUE
   INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
-------------------------  --------------------------  ------------------------  --------------------------
    2006          2005         2006          2005          2006         2005         2006          2005
------------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
$   (486,415) $  (321,267) $ 21,793,557  $ 12,790,647  $   865,076  $   275,092  $ (2,493,796) $ (1,834,694)
   6,653,507    2,771,642       191,165     7,801,041           --           --     4,982,999     1,502,572
  12,455,703      218,549    (7,478,355)  (15,445,189)          --           --    50,274,049    23,743,397
------------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
  18,622,795    2,668,924    14,506,367     5,146,499      865,076      275,092    52,763,252    23,411,275
------------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
  28,951,101   12,211,448    41,515,410    49,588,861    7,004,164    8,406,946    71,850,716    62,315,737
  72,932,257    4,144,484    (9,024,442)   11,749,493     (242,654)     117,783    73,715,427    68,267,356
  (7,216,039)  (3,848,900)  (50,331,163)  (46,044,283)  (4,198,191)  (5,349,540)  (27,045,387)  (17,170,910)
          --                         --                         --                         --
------------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
  94,667,319   12,507,032   (17,840,195)   15,294,071    2,563,319    3,175,189   118,520,756   113,412,183
------------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 113,290,114   15,175,956    (3,333,828)   20,440,570    3,428,395    3,450,281   171,284,008   136,823,458
  66,157,275   50,981,319   499,970,297   479,529,727   26,441,007   22,990,726   327,836,546   191,013,088
------------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
$179,447,389  $66,157,275  $496,636,469  $499,970,297  $29,869,403  $26,441,007  $499,120,554  $327,836,546
============  ===========  ============  ============  ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                             LOOMIS SAYLES                   MFS
                                                                               SMALL CAP               INVESTORS TRUST
                                                                          INVESTMENT DIVISION        INVESTMENT DIVISION
                                                                       -------------------------  -------------------------
                                                                           2006          2005       2006 (A)        2005
                                                                       ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $ (1,041,754) $  (575,589) $     96,813  $  (257,739)
 Total realized gains (losses) from investments.......................   10,203,057    2,527,312     4,848,225      762,712
 Change in net unrealized appreciation (deprecation) of investments...      226,128      876,668    (3,782,849)     817,021
                                                                       ------------  -----------  ------------  -----------
 Net increase (decrease) in net assets resulting from operations......    9,387,431    2,828,391     1,162,189    1,321,994
                                                                       ------------  -----------  ------------  -----------
From capital transactions:
 Payments received from contract owners...............................   13,913,544    8,366,730       933,681    2,401,461
 Transfers between investment divisions (including fixed account), net   29,415,556    7,296,191   (25,874,503)   2,385,517
 Transfers from contract benefits and terminations....................   (5,248,520)  (3,486,184)     (752,026)  (1,885,784)
 Contract maintenance charges.........................................           --                         --
                                                                       ------------  -----------  ------------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   38,080,580   12,176,737   (25,692,848)   2,901,194
                                                                       ------------  -----------  ------------  -----------
NET CHANGE IN NET ASSETS..............................................   47,468,011   15,005,128   (24,530,659)   4,223,188
NET ASSETS - BEGINNING OF PERIOD......................................   53,640,656   38,635,528    24,530,659   20,307,471
                                                                       ------------  -----------  ------------  -----------
NET ASSETS - END OF PERIOD............................................ $101,108,667  $53,640,656  $         --  $24,530,659
                                                                       ============  ===========  ============  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

      HARRIS OAKMARK         WESTERN ASSET MANAGEMENT     WESTERN ASSET MANAGEMENT               FI
       FOCUSED VALUE        STRATEGIC BOND OPPORTUNITIES       U.S. GOVERNMENT             VALUE LEADERS
    INVESTMENT DIVISION         INVESTMENT DIVISION          INVESTMENT DIVISION        INVESTMENT DIVISION
--------------------------  --------------------------   --------------------------  -------------------------
    2006          2005          2006           2005          2006          2005          2006          2005
------------  ------------  ------------   ------------  ------------  ------------  ------------  -----------
$ (4,354,414) $ (4,679,373) $  9,046,062   $  2,564,723  $  3,316,027  $   (182,049) $   (434,182) $  (157,408)
  61,515,993    13,019,564     2,825,317      4,380,764      (474,718)    2,623,923     4,474,356    1,715,633
 (15,217,073)   21,366,130    (2,640,796)    (4,387,279)    2,133,509    (2,105,055)    3,640,058    2,647,155
------------  ------------  ------------   ------------  ------------  ------------  ------------  -----------
  41,944,506    29,706,321     9,230,583      2,558,208     4,974,818       336,819     7,680,232    4,205,380
------------  ------------  ------------   ------------  ------------  ------------  ------------  -----------
  36,045,476    48,857,152    40,502,979     43,589,308    29,306,103    38,805,080    20,348,324   12,535,818
 (40,301,143)   35,862,086    22,698,121     53,890,284     6,971,272    26,362,982    22,262,237   17,837,481
 (32,707,930)  (28,369,753)  (19,579,996)   (12,554,794)  (15,291,501)  (13,481,998)   (4,911,671)  (2,533,702)
          --                          --                           --                          --
------------  ------------  ------------   ------------  ------------  ------------  ------------  -----------
 (36,963,597)   56,349,485    43,621,104     84,924,798    20,985,874    51,686,064    37,698,890   27,839,597
------------  ------------  ------------   ------------  ------------  ------------  ------------  -----------
   4,980,909    86,055,806    52,851,687     87,483,006    25,960,692    52,022,883    45,379,122   32,044,977
 413,672,421   327,616,615   228,960,440    141,477,434   176,329,793   124,306,910    54,642,394   22,597,417
------------  ------------  ------------   ------------  ------------  ------------  ------------  -----------
$418,653,330  $413,672,421  $281,812,127   $228,960,440  $202,290,485  $176,329,793  $100,021,516  $54,642,394
============  ============  ============   ============  ============  ============  ============  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                  MFS                     BLACKROCK
                                                                              TOTAL RETURN         LEGACY LARGE CAP GROWTH
                                                                          INVESTMENT DIVISION        INVESTMENT DIVISION
                                                                       -------------------------  ------------------------
                                                                           2006          2005         2006         2005
                                                                       ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  2,292,942  $   515,322  $  (244,891) $  (107,255)
 Total realized gains (losses) from investments.......................    3,164,891    2,083,703      556,239      184,292
 Change in net unrealized appreciation (deprecation) of investments...    5,611,141     (521,531)     218,184      683,008
                                                                       ------------  -----------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......   11,068,974    2,077,494      529,532      760,045
                                                                       ------------  -----------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................   12,171,477   15,108,736    4,770,396    3,849,789
 Transfers between investment divisions (including fixed account), net    6,736,469   19,240,330    4,944,278    3,349,368
 Transfers from contract benefits and terminations....................  (11,006,826)  (8,734,202)  (1,211,536)    (478,465)
 Contract maintenance charges.........................................           --                        --
                                                                       ------------  -----------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................    7,901,120   25,614,864    8,503,138    6,720,692
                                                                       ------------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................   18,970,094   27,692,358    9,032,670    7,480,737
NET ASSETS - BEGINNING OF PERIOD......................................   98,990,430   71,298,072   13,090,953    5,610,216
                                                                       ------------  -----------  -----------  -----------
NET ASSETS - END OF PERIOD............................................ $117,960,524  $98,990,430  $22,123,623  $13,090,953
                                                                       ============  ===========  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

         METLIFE                   METLIFE                             METLIFE                    METLIFE
 CONSERVATIVE ALLOCATION  CONSERVATIVE TO MODERATE ALLOCATION    MODERATE ALLOCATION     MODERATE TO AGGRESSIVE ALLOCATION
   INVESTMENT DIVISION       INVESTMENT DIVISION                 INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  ----------------------------------  -------------------------  --------------------------------
    2006       2005 (C)       2006             2005 (C)           2006        2005 (C)       2006            2005 (C)
-----------  -----------    ------------       -----------    ------------  -----------    ------------     -----------
$   367,385  $   (11,344) $  1,005,647       $    (3,223)     $    245,413  $    22,600  $   (667,405)     $      (285)
    209,761       23,707     1,932,665            65,983         5,374,312      113,227     4,952,796           47,342
  1,128,045       97,271     7,743,098           636,014        23,338,620    1,665,844    21,988,468        1,453,294
-----------  -----------    ------------       -----------    ------------  -----------    ------------     -----------
  1,705,191      109,634    10,681,410           698,774        28,958,345    1,801,671    26,273,859        1,500,351
-----------  -----------    ------------       -----------    ------------  -----------    ------------     -----------
 15,354,139    5,109,349    88,250,619        26,244,514       222,975,475   50,958,994   196,850,414       35,896,977
 14,671,406    7,847,626    71,458,396        21,710,230       156,234,630   35,508,298   124,512,359       23,145,157
 (2,653,577)    (366,243)   (5,675,045)       (1,023,694)      (11,452,055)    (775,539)   (6,361,669)        (400,177)
         --                         --                                  --                         --
-----------  -----------    ------------       -----------    ------------  -----------    ------------     -----------
 27,371,968   12,590,732   154,033,970        46,931,050       367,758,050   85,691,753   315,001,104       58,641,957
-----------  -----------    ------------       -----------    ------------  -----------    ------------     -----------
 29,077,159   12,700,366   164,715,380        47,629,824       396,716,395   87,493,424   341,274,963       60,142,308
 12,700,366           --    47,629,824                --        87,493,424           --    60,142,308               --
-----------  -----------    ------------       -----------    ------------  -----------    ------------     -----------
$41,777,525  $12,700,366  $212,345,204       $47,629,824      $484,209,819  $87,493,424  $401,417,271      $60,142,308
===========  ===========    ============       ===========    ============  ===========    ============     ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                               METLIFE                  FI
                                                                        AGGRESSIVE ALLOCATION        LARGE CAP
                                                                         INVESTMENT DIVISION    INVESTMENT DIVISION
                                                                       -----------------------  -------------------
                                                                           2006      2005 (C)        2006 (B)
                                                                       -----------  ----------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  (121,531) $    1,693      $  (12,907)
 Total realized gains (losses) from investments.......................   1,132,185      54,145           2,511
 Change in net unrealized appreciation (deprecation) of investments...   2,759,207     173,131         186,531
                                                                       -----------  ----------      ----------
 Net increase (decrease) in net assets resulting from operations......   3,769,861     228,969         176,135
                                                                       -----------  ----------      ----------
From capital transactions:
 Payments received from contract owners...............................  16,486,401   4,120,526       1,051,270
 Transfers between investment divisions (including fixed account), net  17,073,323   3,121,840       1,663,151
 Transfers from contract benefits and terminations....................  (1,486,409)   (122,617)        (60,399)
 Contract maintenance charges.........................................          --                          --
                                                                       -----------  ----------      ----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................  32,073,315   7,119,749       2,654,022
                                                                       -----------  ----------      ----------
NET CHANGE IN NET ASSETS..............................................  35,843,176   7,348,718       2,830,157
NET ASSETS - BEGINNING OF PERIOD......................................   7,348,718          --              --
                                                                       -----------  ----------      ----------
NET ASSETS - END OF PERIOD............................................ $43,191,894  $7,348,718      $2,830,157
                                                                       ===========  ==========      ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

        FIDELITY                   FIDELITY                    FIDELITY                   FIDELITY
      MONEY MARKET               EQUITY-INCOME                  GROWTH                    OVERSEAS
   INVESTMENT DIVISION        INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  --------------------------  --------------------------  ------------------------
    2006         2005         2006          2005          2006          2005          2006         2005
-----------  -----------  ------------  ------------  ------------  ------------  -----------  -----------
$   436,319  $   150,701  $  3,027,352  $    925,194  $   (694,862) $   (614,198) $   (28,963) $   (88,578)
         --           --    16,036,051     5,284,011    (4,239,529)   (2,593,520)   2,244,704    1,288,359
         --           --     2,787,431      (483,290)   12,604,530     9,442,722    3,579,948    3,985,942
-----------  -----------  ------------  ------------  ------------  ------------  -----------  -----------
    436,319      150,701    21,850,834     5,725,915     7,670,139     6,235,004    5,795,689    5,185,723
-----------  -----------  ------------  ------------  ------------  ------------  -----------  -----------
  2,594,451    2,569,045     6,000,261     7,499,907     7,450,729     8,881,884    2,599,211    2,536,836
  6,062,232     (432,032)   (1,909,987)   (5,668,032)   (7,700,700)  (12,732,941)   1,686,442      253,657
 (4,113,763)  (3,825,949)  (17,906,700)  (17,250,269)  (20,909,643)  (18,125,575)  (4,405,967)  (4,990,791)
         --                         --                          --            --           --
-----------  -----------  ------------  ------------  ------------  ------------  -----------  -----------
  4,542,920   (1,688,936)  (13,816,426)  (15,418,394)  (21,159,614)  (21,976,632)    (120,314)  (2,200,298)
-----------  -----------  ------------  ------------  ------------  ------------  -----------  -----------
  4,979,239   (1,538,235)    8,034,408    (9,692,479)  (13,489,475)  (15,741,628)   5,675,375    2,985,425
  6,200,922    7,739,157   124,173,091   133,865,570   141,359,911   157,101,539   34,046,278   31,060,853
-----------  -----------  ------------  ------------  ------------  ------------  -----------  -----------
$11,180,161  $ 6,200,922  $132,207,499  $124,173,091  $127,870,436  $141,359,911  $39,721,653  $34,046,278
===========  ===========  ============  ============  ============  ============  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                     FIDELITY               CALVERT SOCIAL
                                                                               INVESTMENT GRADE BOND           BALANCED
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                                 2006         2005         2006         2005
                                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   614,868  $   581,378  $   709,324  $   383,557
  Total realized gains (losses) from investments............................    (134,311)     464,121    1,197,659      464,408
  Change in net unrealized appreciation (deprecation) of investments........     144,400     (776,961)   2,520,036    1,723,358
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     624,957      268,538    4,427,019    2,571,323
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................   1,923,063    3,076,796    5,317,660    5,019,996
  Transfers between investment divisions (including fixed account), net.....    (899,521)    (774,101)  (1,818,498)    (577,644)
  Transfers from contract benefits and terminations.........................  (3,009,570)  (3,379,237)  (5,171,946)  (4,997,065)
  Contract maintenance charges..............................................          --                        --
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,986,028)  (1,076,542)  (1,672,784)    (554,713)
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,361,071)    (808,004)   2,754,235    2,016,610
NET ASSETS - BEGINNING OF PERIOD............................................  20,803,805   21,611,809   60,311,328   58,294,718
                                                                             -----------  -----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $19,442,734  $20,803,805  $63,065,563  $60,311,328
                                                                             ===========  ===========  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005


  The accompanying notes are an integral part of these financial statements.

     CALVERT SOCIAL               LORD ABBETT                MFS RESEARCH              T. ROWE PRICE
     MID CAP GROWTH             BOND DEBENTURE              INTERNATIONAL              MID CAP GROWTH
   INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  --------------------------  -------------------------  -------------------------
    2006         2005         2006          2005          2006          2005         2006          2005
-----------  -----------  ------------  ------------  ------------  -----------  ------------  -----------
$  (114,143) $  (124,547) $  9,359,243  $  5,131,929  $    219,039  $  (304,641) $ (1,485,639) $  (941,218)
   (273,525)    (737,962)    1,596,391     2,182,129    10,211,492    5,533,181    10,829,829    5,306,668
  1,125,302      791,771     3,032,569    (6,441,840)   10,374,621    1,345,305    (4,404,620)   5,448,667
-----------  -----------  ------------  ------------  ------------  -----------  ------------  -----------
    737,634      (70,738)   13,988,203       872,218    20,805,152    6,573,845     4,939,570    9,814,117
-----------  -----------  ------------  ------------  ------------  -----------  ------------  -----------
  1,176,651    1,338,690    27,764,289    27,146,739    19,054,573    7,780,322    18,147,597   12,818,016
   (988,498)    (618,035)   24,544,402    17,983,892    59,687,861   11,361,343     9,434,550   14,171,794
 (1,530,925)  (1,773,795)  (15,285,877)  (11,920,213)   (6,588,223)  (3,162,519)   (8,334,967)  (5,142,101)
         --                         --                          --                         --
-----------  -----------  ------------  ------------  ------------  -----------  ------------  -----------
 (1,342,772)  (1,053,140)   37,022,814    33,210,418    72,154,211   15,979,146    19,247,180   21,847,709
-----------  -----------  ------------  ------------  ------------  -----------  ------------  -----------
   (605,138)  (1,123,878)   51,011,017    34,082,636    92,959,363   22,552,991    24,186,750   31,661,827
 12,565,055   13,688,933   159,818,940   125,736,304    54,271,700   31,718,709    94,663,044   63,001,217
-----------  -----------  ------------  ------------  ------------  -----------  ------------  -----------
$11,959,917  $12,565,055  $210,829,957  $159,818,940  $147,231,063  $54,271,700  $118,849,794  $94,663,044
===========  ===========  ============  ============  ============  ===========  ============  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                  PIMCO                   RCM GLOBAL
                                                                              TOTAL RETURN                TECHNOLOGY
                                                                           INVESTMENT DIVISION        INVESTMENT DIVISION
                                                                       --------------------------  ------------------------
                                                                           2006          2005          2006         2005
                                                                       ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  5,909,798  $ (4,574,955) $  (676,756) $  (633,688)
 Total realized gains (losses) from investments.......................    1,435,526     3,894,806      649,346     (300,688)
 Change in net unrealized appreciation (deprecation) of investments...    6,453,586     4,112,147    1,808,074    5,000,978
                                                                       ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......   13,798,910     3,431,998    1,780,664    4,066,602
                                                                       ------------  ------------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................   57,977,013    73,427,657    5,370,512    3,967,764
 Transfers between investment divisions (including fixed account), net   (5,669,753)   57,029,334   (3,002,320)  (6,386,968)
 Transfers from contract benefits and terminations....................  (34,363,949)  (26,006,648)  (4,811,753)  (4,020,938)
 Contract maintenance charges.........................................           --                         --
                                                                       ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   17,943,311   104,450,343   (2,443,561)  (6,440,142)
                                                                       ------------  ------------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................   31,742,221   107,882,341     (662,897)  (2,373,540)
NET ASSETS - BEGINNING OF PERIOD......................................  406,268,866   298,386,525   51,898,685   54,272,225
                                                                       ------------  ------------  -----------  -----------
NET ASSETS - END OF PERIOD............................................ $438,011,087  $406,268,866  $51,235,788  $51,898,685
                                                                       ============  ============  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

         LAZARD                    MET/AIM                HARRIS OAKMARK              OPPENHEIMER
         MID-CAP              SMALL CAP GROWTH             INTERNATIONAL          CAPITAL APPRECIATION
   INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION
------------------------  ------------------------  --------------------------  -----------------------
    2006         2005         2006         2005         2006          2005          2006        2005
-----------  -----------  -----------  -----------  ------------  ------------  -----------  ----------
$  (423,294) $  (422,837) $  (302,685) $  (224,681) $  2,237,703  $ (1,368,670) $  (103,576) $  (18,156)
  5,676,560    6,378,125    3,596,554    1,199,620    23,701,431     4,780,389       95,674      47,129
    362,830   (3,372,554)    (698,241)     232,220    31,114,541    10,805,618      594,079      94,410
-----------  -----------  -----------  -----------  ------------  ------------  -----------  ----------
  5,616,096    2,582,734    2,595,628    1,207,159    57,053,675    14,217,337      586,177     123,383
-----------  -----------  -----------  -----------  ------------  ------------  -----------  ----------
  5,445,770    5,368,971    2,778,187    2,950,087    49,228,663    30,902,629    4,382,611   1,893,057
  5,045,463    2,105,055    2,746,564    1,855,183    90,520,634    53,072,017    4,241,724   1,724,734
 (2,982,881)  (2,342,148)  (1,445,966)    (845,515)  (13,049,354)   (5,919,112)    (480,388)    (54,640)
         --                        --                         --                         --
-----------  -----------  -----------  -----------  ------------  ------------  -----------  ----------
  7,508,352    5,131,878    4,078,785    3,959,755   126,699,943    78,055,534    8,143,947   3,563,151
-----------  -----------  -----------  -----------  ------------  ------------  -----------  ----------
 13,124,448    7,714,612    6,674,413    5,166,914   183,753,618    92,272,871    8,730,124   3,686,534
 41,868,418   34,153,806   19,296,323   14,129,409   158,028,315    65,755,444    4,043,647     357,113
-----------  -----------  -----------  -----------  ------------  ------------  -----------  ----------
$54,992,866  $41,868,418  $25,970,736  $19,296,323  $341,781,933  $158,028,315  $12,773,771  $4,043,647
===========  ===========  ===========  ===========  ============  ============  ===========  ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005




                                                                              LEGG MASON              THIRD AVENUE
                                                                           AGGRESSIVE GROWTH         SMALL CAP VALUE
                                                                          INVESTMENT DIVISION      INVESTMENT DIVISION
                                                                       ------------------------  ----------------------
                                                                           2006         2005        2006        2005
                                                                       -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  (419,475) $  (289,867) $  (27,262) $  (13,775)
 Total realized gains (losses) from investments.......................   3,682,794    1,607,154     273,613      52,343
 Change in net unrealized appreciation (deprecation) of investments...  (4,438,090)   1,528,359     141,550     141,813
                                                                       -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets resulting from operations......  (1,174,771)   2,845,646     387,901     180,381
                                                                       -----------  -----------  ----------  ----------
From capital transactions:
 Payments received from contract owners...............................   5,915,164    3,776,771   1,918,829   1,294,932
 Transfers between investment divisions (including fixed account), net   1,547,267    2,543,204     320,744     410,287
 Transfers from contract benefits and terminations....................  (2,328,418)  (1,793,160)    (58,859)    (12,757)
 Contract maintenance charges.........................................          --                       --
                                                                       -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   5,134,013    4,526,815   2,180,714   1,692,462
                                                                       -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS..............................................   3,959,242    7,372,461   2,568,615   1,872,843
NET ASSETS - BEGINNING OF PERIOD......................................  28,090,437   20,717,976   2,276,433     403,590
                                                                       -----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD............................................ $32,049,679  $28,090,437  $4,845,048  $2,276,433
                                                                       ===========  ===========  ==========  ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                         CYCLICAL
     NEUBERGER BERMAN           LEGG MASON           CYCLICAL           GROWTH AND        PIMCO INFLATION
        REAL ESTATE            VALUE EQUITY         GROWTH ETF          INCOME ETF        PROTECTED BOND
    INVESTMENT DIVISION     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
--------------------------  ------------------- ------------------- ------------------- -------------------
    2006          2005           2006 (B)            2006 (B)            2006 (B)            2006 (B)
------------  ------------  ------------------- ------------------- ------------------- -------------------
$ (1,040,698) $ (1,411,056)     $  (240,311)        $   18,222          $   23,203          $   (69,864)
  17,690,279     3,792,043          634,114             27,285              11,632               25,327
  61,645,842    11,809,478        1,925,110            179,453             132,729               (8,122)
------------  ------------      -----------         ----------          ----------          -----------
  78,295,423    14,190,465        2,318,913            224,960             167,564              (52,659)
------------  ------------      -----------         ----------          ----------          -----------
  53,283,902    39,480,037        2,948,364            370,064             266,900            3,341,184
 106,343,823    53,988,430       30,805,406          3,122,552           2,572,439           10,682,873
 (15,668,554)   (5,567,042)      (1,462,784)           (24,975)            (24,253)            (287,262)
          --                             --                 --                  --                   --
------------  ------------      -----------         ----------          ----------          -----------
 143,959,171    87,901,425       32,290,986          3,467,641           2,815,086           13,736,795
------------  ------------      -----------         ----------          ----------          -----------
 222,254,594   102,091,890       34,609,899          3,692,601           2,982,650           13,684,136
 159,988,876    57,896,986               --                 --                  --                   --
------------  ------------      -----------         ----------          ----------          -----------
$382,243,470  $159,988,876      $34,609,899         $3,692,601          $2,982,650          $13,684,136
============  ============      ===========         ==========          ==========          ===========

       AMERICAN FUNDS
           GROWTH
     INVESTMENT DIVISION
----------------------------
     2006           2005
--------------  ------------
$   (5,920,728) $ (4,328,983)
    16,619,281     4,556,577
    73,139,372    99,079,089
--------------  ------------
    83,837,925    99,306,683
--------------  ------------
   166,051,231   138,333,004
   103,360,648   108,667,378
   (65,280,668)  (45,385,720)
            --
--------------  ------------
   204,131,211   201,614,662
--------------  ------------
   287,969,136   300,921,345
   843,004,006   542,082,661
--------------  ------------
$1,130,973,142  $843,004,006
==============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
             FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004



                                                                             AMERICAN FUNDS              AMERICAN FUNDS
                                                                            GROWTH AND INCOME      GLOBAL SMALL CAPITALIZATION
                                                                           INVESTMENT DIVISION         INVESTMENT DIVISION
                                                                       --------------------------  --------------------------
                                                                           2006          2005          2006          2005
                                                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  1,549,908  $    113,385  $ (4,090,440) $ (1,010,944)
 Total realized gains (losses) from investments.......................   24,300,278     6,317,200    44,593,050     7,027,014
 Change in net unrealized appreciation (deprecation) of investments...   67,505,598    21,411,282    38,349,644    43,129,018
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from operations......   93,355,784    27,841,867    78,852,254    49,145,088
                                                                       ------------  ------------  ------------  ------------
From capital transactions:
 Payments received from contract owners...............................   93,483,336   105,404,652    67,557,037    39,382,502
 Transfers between investment divisions (including fixed account), net   43,044,854    50,258,038    78,241,529    75,179,349
 Transfers from contract benefits and terminations....................  (52,831,786)  (40,821,053)  (27,644,609)  (16,248,098)
 Contract maintenance charges.........................................           --                          --
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   83,696,404   114,841,637   118,153,957    98,313,753
                                                                       ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS..............................................  177,052,188   142,683,504   197,006,211   147,458,841
NET ASSETS - BEGINNING OF PERIOD......................................  648,646,801   505,963,297   304,247,953   156,789,112
                                                                       ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD............................................ $825,698,989  $648,646,801  $501,254,164  $304,247,953
                                                                       ============  ============  ============  ============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS
                                     BOND
                              INVESTMENT DIVISION
                              -------------------
                                   2006 (B)
                              -------------------
                                  $   (47,011)
                                        7,666
                                    1,130,100
                                  -----------
                                    1,090,755
                                  -----------
                                   14,215,104
                                   41,926,664
                                   (1,011,646)
                                           --
                                  -----------
                                   55,130,122
                                  -----------
                                   56,220,877
                                           --
                                  -----------
                                  $56,220,877
                                  ===========


                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

Metropolitan Life Separate Account E (the "Separate Account"), a Separate Account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established by the board of director of Metropolitan Life on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account supports various Contracts (VestMet, Preference Plus Account, Preference Plus Account for Enhanced Contracts, Preference Plus Select, Personal IncomePlus, Preference Plus Income Advantage, Enhanced Preference Plus Account, Financial Freedom Account, MetLife Asset Builder, MetLife Income Security Plan, MetLife Settlement Plus, and MetLife Financial Freedom Select).

The Separate Account is divided into Investment Divisions, each of which is treated as an individual separate account for financial reporting purposes. When the contractholder allocates or transfers money to an investment division, the investment division purchases shares of a portfolio, series or fund (with the same name) within the Metropolitan Fund, Fidelity VIP Funds, Calvert Fund, Met Investors Fund or the American Funds (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The following Investment Divisions were available for investment as of December 31, 2006:

             BlackRock Large Cap        MetLife Conservative
              Investment Division*       Allocation Investment
                                         Division*
             Variable B Investment      MetLife Conservative to
              Division (a)               Moderate Allocation
                                         Investment Division*
             Variable C Investment      MetLife Moderate
              Division (a)               Allocation Investment
                                         Division*
             Variable D Investment      MetLife Moderate to
              Division**                 Aggressive Allocation
                                         Investment Division*
             BlackRock Diversified      MetLife Aggressive
              Investment Division*       Allocation Investment
                                         Division*
             BlackRock Aggressive
              Growth Investment         FI Large Cap Investment
              Division*                  Division*
             MetLife Stock Index        Fidelity Money Market
              Investment Division*       Investment Division
             FI International Stock     Fidelity Equity-Income
              Investment Division*       Investment Division
             FI Mid Cap Opportunities   Fidelity Growth
              Investment Division*       Investment Division
             T. Rowe Price Small Cap
              Growth Investment         Fidelity Overseas
              Division*                  Investment Division
             Oppenheimer Global Equity  Fidelity Investment Grade
              Investment Division*       Bond Investment Division
             Harris Oakmark Large Cap
              Value Investment          Calvert Social Balanced
              Division*                  Investment Division
             Neuberger Berman Mid Cap   Calvert Social Mid Cap
              Value Investment           Growth Investment
              Division*                  Division
             T. Rowe Price Large Cap    Lord Abbett Bond
              Growth Investment          Debenture Investment
              Division*                  Division*
             Lehman Brothers Aggregate  MFS Research
              Bond Index Investment      International Investment
              Division*                  Division*
             Morgan Stanley EAFE Index  T. Rowe Price Mid Cap
              Investment Division*       Growth Investment
                                         Division*
             Russell 2000 Index         PIMCO Total Return
              Investment Division*       Investment Division*
             Jennison Growth            RCM Global Technology
              Investment Division*       Investment Division*
             BlackRock Strategic Value  Lazard Mid-Cap Investment
              Investment Division*       Division*
             MetLife Mid Cap Stock
              Index Investment          Met/AIM Small Cap Growth
              Division*                  Investment Division*
             Franklin Templeton Small   Harris Oakmark
              Cap Growth Investment      International Investment
              Division*                  Division*
             BlackRock Large Cap Value  Oppenheimer Capital
              Investment Division*       Appreciation Investment
                                         Division*
             BlackRock Bond Income      Legg Mason Aggressive
              Investment Division*       Growth Investment
                                         Division*
             BlackRock Money Market     Third Avenue Small Cap
              Investment Division*       Value Investment Division
             Davis Venture Value        Neuberger Berman Real
              Investment Division*       Estate Investment
                                         Division*
             Loomis Sayles Small Cap    Legg Mason Value Equity
              Investment Division*       Investment Division*
             MFS Investors Trust        Cyclical Growth ETF
              Investment Division**      Investment Division*
             Harris Oakmark Focused     Cyclical Growth and
              Value Investment           Income ETF Investment
              Division*                  Division*

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

1.  BUSINESS -- (CONTINUED)


             Western Asset Management   PIMCO Inflation Protected
              Strategic Bond             Bond Investment Division*
              Opportunities
              Investment Division*
             Western Asset Management
              U.S. Government           American Funds Growth
              Investment Division*       Investment Division
             FI Value Leaders           American Funds Growth and
              Investment Division*       Income Investment
                                         Division
             MFS Total Return           American Funds Global
              Investment Division*       Small Capitalization
                                         Investment Division
             BlackRock Legacy Large
              Cap Growth Investment     American Funds Bond
              Division*                  Investment Division

(a) Variable B Investment Division and Variable C Investment Division have contracts that only invest in the BlackRock Large Cap Portfolio.

* These investment divisions within the Separate Account invest in two or more share classes within the underlying portfolios of the funds that may assess 12b-1 fees.
** These investment divisions had no net assets as of December 31, 2006.

The operations of the investment divisions changed as follows during the years ended 2006, and 2005:

             For the year ended
             December 31, 2006:
             ------------------

             NAME CHANGES:
             Old Name                   New Name
             --------                   --------
             Salomon Brothers U.S.      Western Asset Management
              Government Investment      U.S. Government
              Division                   Investment Division
             Salomon Brothers           Western Asset Management
              Strategic Bond            Strategic Bond
              Opportunities Investment  Opportunities Investment
              Division                  Division
             Janus Aggressive Growth    Legg Mason Aggressive
              Investment Division        Growth Investment
                                         Division
             BlackRock Investment       BlackRock Large Cap
              Trust Investment Division  Investment Division

             MERGERS:
             Old Portfolio              New Portfolio
             -------------              -------------
             MFS Investors Trust        Legg Mason Value Equity
              Portfolio                  Portfolio
             AIM VI Core Stock          AIM VI Core Equity
              Portfolio                  Portfolio

             ADDITIONS:
             FI Large Cap Investment
              Division
             American Funds Bond
              Investment Division
             Legg Mason Value Equity
              Investment Division
             Cyclical Growth ETF
              Investment Division
             Cyclical Growth and
              Income ETF Investment
              Division
             PIMCO Inflation Protected
              Bond Investment Division

             For the year ended
             December 31, 2005:
             ------------------

             NAME CHANGES:
             Old Name                   New Name
             --------                   --------
             Met/AIM Mid Cap Core
              Equity Investment         Lazard Mid-Cap Investment
              Division                   Division
             Neuberger Berman Partners
              Mid Cap Value Investment  Neuberger Berman Mid Cap
              Division                   Value Investment Division
             Scudder Global Equity      Oppenheimer Global Equity
              Investment Division        Investment Division
             PIMCO PEA Innovation       RCM Global Technology
              Investment Division        Investment Division
             State Street Research
              Investment Trust          BlackRock Investment
              Investment Division        Trust Investment Division
             State Street Research
              Diversified Investment    BlackRock Diversified
              Division                   Investment Division
             State Street Research      BlackRock Aggressive
              Aggressive Growth          Growth Investment
              Investment Division        Division
             State Street Research
              Large Cap Value           BlackRock Large Cap Value
              Investment Division        Investment Division
             State Street Research
              Bond Income Investment    BlackRock Bond Income
              Division                   Investment Division
             State Street Research
              Money Market Investment   BlackRock Money Market
              Division                   Investment Division
             State Street Research      BlackRock Legacy Large
              Large Cap Growth           Cap Growth Investment
              Investment Division        Division
             State Street Research
              Aurora Investment         BlackRock Strategic Value
              Division                   Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

1.  BUSINESS -- (CONCLUDED)


             MERGERS:
             Old Portfolio              New Portfolio
             -------------              -------------
             Met/Putnam Voyager
              Portfolio                 Jennison Growth Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments in the Funds are valued utilizing the amortized cost method of valuation. Changes in fair values are recorded in the Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the Contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as Accumulation or Annuity Units as of the end of the valuation period in which received, as provided in the prospectus.

    F. ANNUITY PAYOUTS

       Net Assets allocated to Contracts in the payout period are computed according to the 1983 Adjusted Individual Annuitant Mortality Table A. The assumed investment return is 4.0%. The mortality risk is fully borne by Metropolitan Life and may result in additional amounts being transferred into the variable annuity account by Metropolitan Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceeds amounts required, transfers may be made to Metropolitan Life.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


    G. RECLASSIFICATION

       In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the investment division or unit values of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

With respect to assets in the Separate Account that support certain Contracts, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the net assets in the Separate Account for VestMet Contracts and 1.25% for Preference Plus Contracts. Of this charge, Metropolitan Life estimates .75% is for general administrative expenses for VestMet Contracts and 0.50% is for Preference Plus Contracts and .75% is for the mortality and expense risk on both Contracts. However, for the Enhanced Preference Plus Account, Preference Plus Account for Enhanced Contracts and Financial Freedom Account Contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these Contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk. These charges result in the reduction of unit values.

The Variable B Investment Division and Variable C Investment Division Contracts are charged for administrative expenses, mortality and expense risk of 1.00% for their respective Contracts. The Separate Account charges for Preference Plus Select Contracts, except for the American Funds Growth and Income, American Funds Growth, American Funds Global Small Capitalization, and American Funds Bond Investment Divisions, with the basic death benefit are as follows:
1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus Class (after which this reverts to the B class charge). These charges result in the reduction of unit values.

The Separate Account charge for the Preference Plus Select Contracts with the basic death benefit for the American Funds Growth and Income, American Funds Growth, American Funds Global Small Capitalization, and American Funds Bond Investment Divisions are as follows: 1.50% for the B Class; 1.75% for the L class; 1.90% for the C class and 1.95% for the first seven years of the Bonus Class (after which this reverts to the B class charge). These charges result in the reduction of unit values.

There are additional Separate Account charges associated with available optional riders. These are as follows: 0.20% for the Annual Step-Up Death Benefit; 0.35% for the Greater of Annual Step-Up 5% Annual Increase Benefit, and 0.25% for the Earnings Preservation Benefit. The charge for the Guaranteed Minimum Income Benefit Version I and Version II is 0.50% of the "guaranteed minimum income base" as defined in the Contract. The charge for the Guaranteed Minimum Income Benefit Version III is 0.75% of the "guaranteed minimum income base" as defined in the Contract with a maximum charge of 1.50% of the income base appreciable upon exercise of the optional reset feature. The charge for the Guaranteed Withdrawal Benefit is 0.50% of the "guaranteed withdrawal amount" as defined in the Contract. The charge for the Optional Enhanced Guaranteed withdrawal benefit is .50% of the "guaranteed withdrawal amount" as defined in the Contract. The charge for the Guaranteed Minimum Accumulation Benefit is 0.75% of the 'guaranteed accumulation amount" as defined in the Contract. The charge for the Optional Lifetime Withdrawal

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Guarantee Benefit is 0.50% for the Single Life Version and 0.70% for the Joint Life Version of the Total Guarantee Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. These charges result in the reduction of unit values.

For MetLife Settlement Plus and MetLife Income Security Plan Contracts, the charge is equivalent to an effective annual rate of 1.25% of the average daily value of the assets for these Contracts. This charge results in the reduction of unit values.

The Separate Account charge for the MetLife Financial Freedom Select Contracts with the standard death benefit, except for the American Funds Growth-Income, American Funds Growth, American Funds Global Small Cap, and American Funds Bond Investment Divisions, are as follows: 1.15% for the B class; 1.30% for the L class; 1.45% for the C class; 0.50% for the e class; and 0.95% for the e Bonus Class. The Separate Account Charge for the MetLife Financial Freedom Select Contracts with the standard death benefit for the American Funds Growth-Income, American Funds Growth, American Funds Global Small Cap, and American Funds Bond Investment Divisions, are as follows: 1.40% for the B class; 1.55% for the L class; 1.70% for the C class; 0.75% for the e class; and 1.20% for the e Bonus class. The additional Separate Account charge associated with the available optional Annual Step-Up Death Benefit is 0.10%. The charge for the Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum "income base" as defined in the Contract. These charges result in the reduction of unit values.

The Separate Account charge for the Personal IncomePlus Contracts cannot be greater than 0.95%. The Separate Account charge for the Preference Plus Income Advantage Annuity Contracts except for the American Funds Growth-Income, American Funds Growth, American Funds Global Small Cap and American Funds Bond Investment Divisions is 1.25%. The Separate Account charge for the Preference Plus Income Advantage Annuity Contracts with the American Funds Growth-Income, American Funds Growth, American Funds Global Small Cap, and American Funds Bond Investment Divisions is 1.50%. The charge for MetLife Asset Builder is a minimum of 0.45% but can not be greater than 0.95% during the pay in phase and during the pay-out phase. These charges result in the reduction of unit values.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2006 were as follows:

                                                          PURCHASES      SALES
                                                         ------------ ------------
BlackRock Large Cap Investment Division................. $ 28,075,384 $225,462,624
Variable B Investment Division..........................      514,839    6,795,836
Variable C Investment Division..........................       44,902      614,019
BlackRock Diversified Investment Division...............   50,594,551  227,686,967
BlackRock Aggressive Growth Investment Division.........   14,919,610  115,657,142
MetLife Stock Index Investment Division.................  454,034,708  554,282,917
FI International Stock Investment Division..............   55,772,139   44,443,284
FI Mid Cap Opportunities Investment Division............   27,329,500  109,986,227
T. Rowe Price Small Cap Growth Investment Division......   21,954,612   39,278,849
Oppenheimer Global Equity Investment Division...........   44,897,481   28,674,043
Harris Oakmark Large Cap Value Investment Division......   35,326,414   75,829,860
Neuberger Berman Mid Cap Value Investment Division......  148,062,020   87,949,024
T. Rowe Price Large Cap Growth Investment Division......   31,758,475   30,338,924
Lehman Brothers Aggregate Bond Index Investment Division  169,562,511   85,907,061
Morgan Stanley EAFE Index Investment Division...........   78,183,327   45,819,569

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                                            PURCHASES        SALES
                                                                          -------------- --------------
Russell 2000 Index Investment Division................................... $   63,185,420 $   37,039,618
Jennison Growth Investment Division......................................     10,649,486      9,493,003
BlackRock Strategic Value Investment Division............................    143,408,044     81,580,553
MetLife Mid Cap Stock Index Investment Division..........................     80,787,847     33,085,316
Franklin Templeton Small Cap Growth Investment Division..................     14,912,946     10,095,636
BlackRock Large Cap Value Investment Division............................    106,681,865      7,392,245
BlackRock Bond Income Investment Division................................     77,317,451     72,875,010
BlackRock Money Market Investment Division...............................     42,320,895     38,892,494
Davis Venture Value Investment Division..................................    135,597,193     19,569,431
Loomis Sayles Small Cap Investment Division..............................     56,898,041     13,160,579
MFS Investors Trust Investment Division (a)..............................      4,432,385     28,023,732
Harris Oakmark Focused Value Investment Division.........................     76,905,376     79,084,636
Western Asset Management Strategic Bond Opportunities Investment Division     86,783,650     32,042,472
Western Asset Management U.S. Government Investment Division.............     49,356,857     25,054,585
FI Value Leaders Investment Division.....................................     52,382,450     13,168,044
MFS Total Return Investment Division.....................................     27,294,102     14,839,916
BlackRock Legacy Large Cap Growth Investment Division....................     12,501,954      4,243,584
MetLife Conservative Allocation Investment Division......................     36,887,734      8,867,625
MetLife Conservative to Moderate Allocation Investment Division..........    165,591,003      8,729,334
MetLife Moderate Allocation Investment Division..........................    381,658,266      8,600,703
MetLife Moderate to Aggressive Allocation Investment Division............    324,016,074      4,935,112
MetLife Aggressive Allocation Investment Division........................     41,034,350      8,160,280
FI Large Cap Investment Division (b).....................................      3,595,188        954,043
Fidelity Money Market Investment Division................................     19,985,416     15,006,180
Fidelity Equity-Income Investment Division...............................     23,185,801     18,830,602
Fidelity Growth Investment Division......................................      1,414,185     23,268,659
Fidelity Overseas Investment Division....................................      5,636,010      5,565,903
Fidelity Investment Grade Bond Investment Division.......................      2,449,664      3,773,033
Calvert Social Balanced Investment Division..............................      5,087,579      4,967,065
Calvert Social Mid Cap Growth Investment Division........................        699,110      2,155,329
Lord Abbett Bond Debenture Investment Division...........................     62,102,099     15,719,899
MFS Research International Investment Division...........................    128,318,549     49,792,294
T. Rowe Price Mid-Cap Growth Investment Division.........................     44,734,082     23,166,670
PIMCO Total Return Investment Division...................................     79,210,263     55,179,377
RCM Global Technology Investment Division................................     14,270,544     17,390,889
Lazard Mid-Cap Investment Division.......................................     19,437,328      7,232,559
Met/AIM Small Cap Growth Investment Division.............................     11,446,461      4,642,697
Harris Oakmark International Investment Division.........................    191,245,109     48,001,768
Oppenheimer Capital Appreciation Investment Division.....................      9,193,251      1,098,929
Legg Mason Aggressive Growth Investment Division.........................     14,643,330      8,027,718
Third Avenue Small Cap Value Investment Division.........................      2,676,042        305,263
Neuberger Berman Real Estate Investment Division.........................    172,487,438     16,587,862
Legg Mason Value Equity Investment Division (b)..........................     44,390,668     11,697,362
Cyclical Growth ETF Investment Division (b)..............................      4,294,571        800,637
Cyclical Growth and Income ETF Investment Division (b)...................      3,396,598        558,263
PIMCO Inflation Protected Bond Investment Division.......................     16,090,599      2,423,419
American Funds Growth Investment Division................................    239,931,352     35,484,956
American Funds Growth-Income Investment Division.........................    133,405,024     31,136,098
American Funds Global Small Capitalization Investment Division...........    182,206,389     46,228,332
American Funds Bond Investment Division (b)..............................     58,185,700      3,102,161
                                                                          -------------- --------------
Total.................................................................... $4,645,352,212 $2,690,758,221
                                                                          ============== ==============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006, and 2005 were as follows:

                                      BLACKROCK                                                   BLACKROCK
                                      LARGE CAP          VARIABLE B          VARIABLE C          DIVERSIFIED
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 ------------------- ------------------- ------------------- -------------------
Outstanding at December 31, 2005     35,962,693            256,179             16,427            43,701,026
Activity during 2006:
  Issued........................      1,624,601              1,299                 78             2,339,811
  Redeemed......................     (7,164,586)           (55,393)            (4,536)           (8,515,850)
                                     ----------            -------             ------            ----------
Outstanding at December 31, 2006     30,422,708            202,085             11,969            37,524,987
                                     ==========            =======             ======            ==========

Outstanding at December 31, 2004     41,533,677            280,320             16,427            49,414,541
Activity during 2005:
  Issued........................      1,916,602              2,539              1,785             2,730,164
  Redeemed......................     (7,487,586)           (26,680)            (1,785)           (8,443,679)
                                     ----------            -------             ------            ----------

Outstanding at December 31, 2005     35,962,693            256,179             16,427            43,701,026
                                     ==========            =======             ======            ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

     BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE        OPPENHEIMER
 AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH      GLOBAL EQUITY
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
    22,315,188           84,618,319         13,964,525           37,066,246           16,882,027          12,088,855
     1,999,851           14,018,445          5,003,817            4,504,291            3,236,946           3,489,462
    (4,852,229)         (19,897,666)        (4,281,473)          (8,477,292)          (4,198,849)         (3,003,273)
    ----------          -----------         ----------           ----------           ----------          ----------
    19,462,810           78,739,098         14,686,869           33,093,245           15,920,124          12,575,044
    ==========          ===========         ==========           ==========           ==========          ==========

    25,212,280           85,759,354         13,332,626           41,657,278           17,980,002          11,372,844
     2,024,678           14,771,371          3,485,724            4,163,241            2,809,918           3,260,127
    (4,921,770)         (15,912,406)        (2,853,825)          (8,754,273)          (3,907,893)         (2,544,116)
    ----------          -----------         ----------           ----------           ----------          ----------

    22,315,188           84,618,319         13,964,525           37,066,246           16,882,027          12,088,855
    ==========          ===========         ==========           ==========           ==========          ==========

  HARRIS OAKMARK
  LARGE CAP VALUE
INVESTMENT DIVISION
-------------------
    31,545,152
     5,195,790
    (8,028,765)
    ----------
    28,712,177
    ==========

    29,629,917
     8,287,977
    (6,372,742)
    ----------

    31,545,152
    ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006, and 2005 were as follows:

                                  NEUBERGER BERMAN      T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                    MID CAP VALUE     LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                 ------------------- ------------------- -------------------- -------------------
Outstanding at December 31, 2005     21,232,326          15,057,106           58,769,971          24,828,115
Activity during 2006:
  Issued........................      7,345,188           3,779,338           17,631,546           9,070,365
  Redeemed......................     (6,726,010)         (3,531,472)         (12,887,651)         (6,829,826)
                                     ----------          ----------          -----------          ----------
Outstanding at December 31, 2006     21,851,504          15,304,972           63,513,866          27,068,654
                                     ==========          ==========          ===========          ==========

Outstanding at December 31, 2004     16,214,942          14,178,974           46,560,646          21,202,631
Activity during 2005:
  Issued........................      9,429,145           3,974,098           20,882,151           8,402,289
  Redeemed......................     (4,411,761)         (3,095,966)          (8,672,826)         (4,776,805)
                                     ----------          ----------          -----------          ----------

Outstanding at December 31, 2005     21,232,326          15,057,106           58,769,971          24,828,115
                                     ==========          ==========          ===========          ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


      RUSSELL            JENNISON            BLACKROCK        METLIFE MID CAP   FRANKLIN TEMPLETON       BLACKROCK
    2000 INDEX            GROWTH          STRATEGIC VALUE       STOCK INDEX      SMALL CAP GROWTH     LARGE CAP VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
    15,924,763           7,462,775          28,603,886          19,346,717           4,244,927           5,368,892
     5,262,649           3,131,031           4,675,750           6,741,450           1,760,087           8,762,821
    (4,288,537)         (2,787,453)         (6,466,415)         (4,929,412)         (1,491,476)         (1,747,363)
    ----------          ----------          ----------          ----------          ----------          ----------
    16,898,875           7,806,353          26,813,221          21,158,755           4,513,538          12,384,350
    ==========          ==========          ==========          ==========          ==========          ==========

    15,279,970                  --          29,576,684          16,857,835           3,958,098           4,308,811
     4,965,024           9,619,831           5,567,470           6,380,620           1,515,862           2,301,157
    (4,320,231)         (2,157,056)         (6,540,268)         (3,891,738)         (1,229,033)         (1,241,076)
    ----------          ----------          ----------          ----------          ----------          ----------

    15,924,763           7,462,775          28,603,886          19,346,717           4,244,927           5,368,892
    ==========          ==========          ==========          ==========          ==========          ==========

     BLACKROCK
    BOND INCOME
INVESTMENT DIVISION
-------------------
    16,263,054
     2,574,843
    (3,747,289)
    ----------
    15,090,608
    ==========

    16,511,060
     2,902,153
    (3,150,159)
    ----------

    16,263,054
    ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006, and 2005 were as follows:


                                      BLACKROCK             DAVIS           LOOMIS SAYLES              MFS
                                    MONEY MARKET        VENTURE VALUE         SMALL CAP          INVESTORS TRUST
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A)
                                 ------------------- ------------------- ------------------- -----------------------
Outstanding at December 31, 2005      1,240,999           9,616,873           1,880,156             2,689,053
Activity during 2006:
  Issued........................      2,053,318           5,394,725           2,126,954               317,297
  Redeemed......................     (1,937,721)         (2,002,171)           (909,564)           (3,006,350)
                                     ----------          ----------           ---------            ----------
Outstanding at December 31, 2006      1,356,596          13,009,427           3,097,546                    --
                                     ==========          ==========           =========            ==========

Outstanding at December 31, 2004      1,089,932           6,061,573           1,424,451             2,351,228
Activity during 2005:
  Issued........................        773,102           4,796,482             844,808               799,868
  Redeemed......................       (622,035)         (1,241,182)           (389,103)             (462,043)
                                     ----------          ----------           ---------            ----------
Outstanding at December 31, 2005      1,240,999           9,616,873           1,880,156             2,689,053
                                     ==========          ==========           =========            ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                       WESTERN ASSET
                        MANAGEMENT         WESTERN ASSET
  HARRIS OAKMARK      STRATEGIC BOND        MANAGEMENT              FI                  MFS                BLACKROCK
   FOCUSED VALUE       OPPORTUNITIES      U.S. GOVERNMENT      VALUE LEADERS       TOTAL RETURN     LEGACY LARGE CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -----------------------
    11,283,242          11,262,819          10,976,124           1,911,983           3,604,722               640,982
     2,378,911           5,464,345           4,328,751           2,099,346           1,329,962               812,332
    (3,336,405)         (3,315,529)         (3,019,721)           (833,004)           (987,371)             (391,269)
    ----------          ----------          ----------           ---------          ----------             ---------
    10,325,748          13,411,635          12,285,154           3,178,325           3,947,313             1,062,045
    ==========          ==========          ==========           =========          ==========             =========

     9,659,217           7,027,888           7,714,000             856,897           2,312,843               301,836
     3,697,325           5,711,610           5,162,073           1,516,467           2,370,547               549,733
    (2,073,300)         (1,476,679)         (1,899,949)           (461,381)         (1,078,668)             (210,587)
    ----------          ----------          ----------           ---------          ----------             ---------
    11,283,242          11,262,819          10,976,124           1,911,983           3,604,722               640,982
    ==========          ==========          ==========           =========          ==========             =========

      METLIFE
   CONSERVATIVE
    ALLOCATION
INVESTMENT DIVISION
-------------------
     1,232,690
     4,180,579
    (1,573,340)
    ----------
     3,839,929
    ==========

            --
     1,472,711
      (240,021)
    ----------
     1,232,690
    ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006, and 2005 were as follows:

                                       METLIFE                                 METLIFE
                                   CONSERVATIVE TO                           MODERATE TO
                                      MODERATE             METLIFE           AGGRESSIVE             METLIFE
                                     ALLOCATION      MODERATE ALLOCATION     ALLOCATION      AGGRESSIVE ALLOCATION
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                 ------------------- ------------------- ------------------- ---------------------
Outstanding at December 31, 2005      4,525,054           8,136,943           5,478,129              659,010
Activity during 2006:
  Issued........................     16,681,800          36,022,444          28,990,092            3,778,992
  Redeemed......................     (2,526,071)         (3,369,287)         (2,027,703)          (1,051,761)
                                     ----------          ----------          ----------           ----------
Outstanding at December 31, 2006     18,680,783          40,790,100          32,440,518            3,386,241
                                     ==========          ==========          ==========           ==========

Outstanding at December 31, 2004             --                  --                  --                   --
Activity during 2005:
  Issued........................      5,001,929           8,640,654           5,779,726              774,412
  Redeemed......................       (476,875)           (503,711)           (301,597)            (115,402)
                                     ----------          ----------          ----------           ----------
Outstanding at December 31, 2005      4,525,054           8,136,943           5,478,129              659,010
                                     ==========          ==========          ==========           ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


          FI                 FIDELITY            FIDELITY            FIDELITY            FIDELITY             FIDELITY
       LARGE CAP           MONEY MARKET        EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND
INVESTMENT DIVISION (B) INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
----------------------- ------------------- ------------------- ------------------- ------------------- ---------------------
             --                398,745           2,814,629           3,645,885           1,302,806             896,213
        225,400              1,426,632             262,598             241,006             326,056             143,835
        (63,463)            (1,132,594)           (560,384)           (771,130)           (328,779)           (230,050)
        -------             ----------           ---------           ---------           ---------            --------
        161,937                692,783           2,516,843           3,115,761           1,300,083             809,998
        =======             ==========           =========           =========           =========            ========

             --                508,676           3,181,549           4,247,099           1,402,715             942,267
             --                502,625             244,063             299,161             215,684             182,284
             --               (612,556)           (610,983)           (900,375)           (315,593)           (228,338)
        -------             ----------           ---------           ---------           ---------            --------
             --                398,745           2,814,629           3,645,885           1,302,806             896,213
        =======             ==========           =========           =========           =========            ========

  CALVERT SOCIAL
     BALANCED
INVESTMENT DIVISION
-------------------
     2,181,124
       265,307
      (315,270)
     ---------
     2,131,161
     =========

     2,197,291
       461,013
      (477,180)
     ---------
     2,181,124
     =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006, and 2005 were as follows:


                                   CALVERT SOCIAL        LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                                   MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID CAP GROWTH
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 ------------------- ------------------- ------------------- -------------------
Outstanding at December 31, 2005       466,889           11,143,052           4,118,785          11,533,257
Activity during 2006:
  Issued........................        52,051            4,645,758           9,856,218           7,188,713
  Redeemed......................       (99,450)          (2,578,523)         (5,014,665)         (4,900,122)
                                      --------           ----------          ----------          ----------
Outstanding at December 31, 2006       419,490           13,210,287           8,960,338          13,821,848
                                      ========           ==========          ==========          ==========

Outstanding at December 31, 2004       506,064            9,177,096           2,756,605           8,669,095
Activity during 2005:
  Issued........................        67,817            4,160,296           2,730,755           5,407,984
  Redeemed......................      (106,992)          (2,194,340)         (1,368,575)         (2,543,822)
                                      --------           ----------          ----------          ----------
Outstanding at December 31, 2005       466,889           11,143,052           4,118,785          11,533,257
                                      ========           ==========          ==========          ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                                                                        OPPENHEIMER
       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK          CAPITAL
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL       APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
    33,143,919           9,833,932           2,877,414           1,475,123           9,989,980             448,382
    10,047,457           4,410,771           1,192,945             796,743          12,226,430           1,099,980
    (8,597,005)         (4,789,547)           (727,507)           (508,203)         (5,220,070)           (208,655)
    ----------          ----------           ---------           ---------          ----------           ---------
    34,594,371           9,455,156           3,342,852           1,763,663          16,996,340           1,339,707
    ==========          ==========           =========           =========          ==========           =========

    24,585,923          11,146,560           2,505,486           1,153,716           4,686,847              42,330
    13,256,698           3,664,483           1,111,291             657,961           7,279,668             468,801
    (4,698,702)         (4,977,111)           (739,363)           (336,554)         (1,976,535)            (62,749)
    ----------          ----------           ---------           ---------          ----------           ---------
    33,143,919           9,833,932           2,877,414           1,475,123           9,989,980             448,382
    ==========          ==========           =========           =========          ==========           =========

    LEGG MASON
 AGGRESSIVE GROWTH
INVESTMENT DIVISION
-------------------
     3,428,990
     2,290,121
    (1,677,781)
    ----------
     4,041,330
    ==========

     2,835,847
     1,642,901
    (1,049,758)
    ----------
     3,428,990
    ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006, and 2005 were as follows:


                                    THIRD AVENUE      NEUBERGER BERMAN         LEGG MASON               CYCLICAL
                                   SMALL CAP VALUE       REAL ESTATE          VALUE EQUITY             GROWTH ETF
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
                                 ------------------- ------------------- ----------------------- -----------------------
Outstanding at December 31, 2005       138,389           11,156,645                    --                     --
Activity during 2006:
  Issued........................       174,972           12,321,018             3,948,332                419,071
  Redeemed......................       (49,888)          (3,837,001)             (546,827)               (96,119)
                                       -------           ----------             ---------                -------
Outstanding at December 31, 2006       263,473           19,640,662             3,401,505                322,952
                                       =======           ==========             =========                =======

Outstanding at December 31, 2004        27,952            4,508,731                    --                     --
Activity during 2005:
  Issued........................       127,347            9,258,310                    --                     --
  Redeemed......................       (16,910)          (2,610,396)                   --                     --
                                       -------           ----------             ---------                -------
Outstanding at December 31, 2005       138,389           11,156,645                    --                     --
                                       =======           ==========             =========                =======

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                                                           AMERICAN FUNDS
       CYCLICAL                  PIMCO             AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
 GROWTH AND INCOME ETF  INFLATION PROTECTED BOND       GROWTH         GROWTH AND INCOME    CAPITALIZATION
INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ------------------------ ------------------- ------------------- -------------------
             --                       --              5,817,927           6,416,996          12,642,767
        330,294                1,459,749              2,561,534           2,033,946           9,433,328
        (63,298)                (231,128)            (1,170,720)         (1,226,390)         (5,011,660)
        -------                ---------             ----------          ----------          ----------
        266,996                1,228,621              7,208,741           7,224,552          17,064,435
        =======                =========             ==========          ==========          ==========

             --                       --              4,245,543           5,181,523           8,037,895
             --                       --              2,359,943           2,215,037           7,056,512
             --                       --               (787,559)           (979,564)         (2,451,640)
        -------                ---------             ----------          ----------          ----------
             --                       --              5,817,927           6,416,996          12,642,767
        =======                =========             ==========          ==========          ==========

    AMERICAN FUNDS
         BOND
INVESTMENT DIVISION (B)
-----------------------
              --
       3,947,258
        (290,298)
       ---------
       3,656,960
       =========

              --
              --
              --
       ---------
              --
       =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                        BLACKROCK
                                                                        LARGE CAP          VARIABLE B          VARIABLE C
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   ------------------- ------------------- -------------------
2006
Units.............................................................        30,422,708              202,085              11,969
Unit Fair Value, Lowest to Highest (1)............................  $13.80 to $82.16    $45.46 to $169.07  $169.07 to $207.39
Net Assets........................................................    $1,213,697,540          $32,075,445          $2,255,006
Investment Income Ratio to Net Assets (2).........................             1.32%                1.35%               1.36%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)...............................  11.26% to 13.04%               13.22%              13.61%
2005
Units.............................................................        35,962,693              256,179              16,427
Unit Fair Value, Lowest to Highest (1)............................  $12.20 to $72.68    $39.84 to $149.63  $149.63 to $181.74
Net Assets........................................................    $1,267,668,619          $34,430,948          $2,530,897
Investment Income Ratio to Net Assets (2).........................             1.10%                1.11%               1.22%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)...............................    0.97% to 2.64%       2.64% to 4.24%      2.64% to 3.66%
2004
Units.............................................................        41,533,677              280,320              16,427
Unit Fair Value, Lowest to Highest (1)............................  $11.89 to $70.82    $38.22 to $145.78  $145.78 to $175.32
Net Assets........................................................    $1,423,521,417          $35,610,341          $2,571,598
Investment Income Ratio to Net Assets (2).........................             0.73%                0.76%               0.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%                1.00%               0.00%
Total Return, Lowest to Highest (4)...............................   6.33% to 10.46%       7.09% to 9.21%     9.21% to 10.31%
2003
Units.............................................................        46,131,601              282,208              17,037
Unit Fair Value, Lowest to Highest (1)............................  $10.83 to $64.50              $133.49             $133.49
Net Assets........................................................    $1,436,555,863          $42,740,424          $1,145,818
Investment Income Ratio to Net Assets (2).........................             0.84%                0.92%               0.88%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)...............................  25.82% to 29.08%               28.06%              28.06%
2002
Units.............................................................        49,889,535              305,507               7,818
Unit Fair Value, Lowest to Highest (1)............................   $8.39 to $49.99              $104.24             $104.24
Net Assets........................................................    $1,196,193,511          $36,937,355          $1,170,621
Investment Income Ratio to Net Assets (2).........................             0.57%                0.55%               0.54%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%                 1.0%                  0%
Total Return, Lowest to Highest (4)...............................       -28% to -3%                 -27%                -27%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

     BLACKROCK           BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE
    DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- --------------------- -------------------
       37,524,987          19,462,810          78,739,098          14,686,869           33,093,245           15,920,124
 $13.19 to $48.72    $14.68 to $49.89    $12.91 to $49.92    $15.35 to $21.74     $13.33 to $20.62     $13.48 to $16.09
   $1,283,710,537        $657,496,616      $3,412,276,448        $294,563,493         $662,043,069         $241,933,957
            2.46%               0.00%               1.96%               1.40%                0.01%                0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%      0.95% to 2.30%       0.65% to 2.30%       0.50% to 2.30%
   7.76% to 9.49%      4.04% to 5.72%    -2.44% to 14.72%    13.58% to 15.41%      9.00% to 11.13%      1.28% to 12.45%
       43,701,026          22,315,188          84,618,319          13,964,525           37,066,246           16,882,027
 $12.04 to $44.49    $13.88 to $47.19    $11.56 to $43.55    $13.72 to $18.84     $12.04 to $18.61     $13.31 to $15.24
   $1,364,024,142        $713,800,758      $3,217,216,070        $246,270,129         $672,025,922         $250,349,096
            1.59%               0.00%               1.56%               0.58%                0.00%                0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 1.25%       0.65% to 2.30%       0.65% to 2.30%
   0.48% to 2.09%      7.94% to 9.67%      2.02% to 4.01%    14.93% to 16.95%       4.27% to 6.21%       .65% to 10.22%
       49,414,541          25,212,280          85,759,354          13,332,626           41,657,278           17,980,002
 $11.80 to $43.58    $12.66 to $43.03    $11.11 to $41.93    $11.94 to $16.11     $11.44 to $17.57     $12.30 to $13.86
   $1,509,148,475        $735,674,081      $3,155,883,032        $203,820,632         $715,717,082         $243,468,250
            1.89%               0.00%               0.83%               1.28%                0.49%                0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%      0.95% to 2.30%       0.65% to 2.30%       0.65% to 2.30%
   5.75% to 8.00%     9.86% to 11.94%      7.71% to 9.78%    13.55% to 17.11%     12.01% to 16.38%      5.98% to 10.41%
                                                                            .
       53,723,371          27,593,291          80,944,392          13,732,594           43,573,347           18,783,855
 $10.97 to $40.55    $11.31 to $38.45    $10.82 to $38.22    $10.48 to $13.76     $11.28 to $15.14     $11.38 to $12.60
   $1,521,354,910        $718,243,154      $2,724,568,861        $181,194,465         $647,159,872         $231,644,470
            3.72%               0.00%               1.66%               0.67%                0.00%                0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%      0.95% to 2.30%       0.95% to 2.30%       0.95% to 2.30%
 17.67% to 19.44%    37.39% to 39.46%    25.08% to 27.23%    24.99% to 26.82%     31.50% to 33.33%     37.43% to 40.23%
       58,214,858          28,888,640          80,995,688          14,131,444           46,924,968           18,480,398
  $9.19 to $33.95     $8.11 to $27.57     $8.52 to $29.70     $8.48 to $10.85      $8.46 to $11.36       $8.26 to $9.03
   $1,375,721,650        $539,038,205      $2,148,997,728        $148,302,248         $524,360,926         $163,890,306
            2.43%               0.00%               0.88%               0.90%                0.00%                0.00%
   0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%       0.95% to 2.20%       0.95% to 2.20%
      -16% to -8%        -30% to -19%          -24% to 0%        -19% to -14%         -31% to -15%           -28% to 2%

    OPPENHEIMER
   GLOBAL EQUITY
INVESTMENT DIVISION
-------------------
       12,575,044
 $15.47 to $20.69
     $251,446,846
            2.50%
   0.95% to 2.30%
 13.71% to 15.53%
       12,088,855
 $14.88 to $17.91
     $210,571,508
            0.54%
   0.95% to 2.30%
 13.36% to 15.13%
       11,372,844
 $12.93 to $15.56
     $172,750,812
            1.57%
   0.95% to 2.30%
 11.68% to 15.47%

       11,753,027
 $11.21 to $13.49
     $155,401,839
            2.07%
   0.95% to 2.30%
 27.40% to 29.30%
       11,877,060
  $8.67 to $10.44
     $121,961,430
            1.76%
   0.95% to 2.20%
     -18% to -13%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                     HARRIS OAKMARK     NEUBERGER BERMAN      T. ROWE PRICE
                                                                     LARGE CAP VALUE      MID CAP VALUE     LARGE CAP GROWTH
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   ------------------- ------------------- -------------------
2006
Units.............................................................        28,712,177          21,851,504          15,304,972
Unit Fair Value, Lowest to Highest (1)............................  $12.48 to $15.88    $14.20 to $28.20    $12.95 to $14.90
Net Assets........................................................      $432,262,160        $583,683,569        $220,662,118
Investment Income Ratio to Net Assets (2).........................             0.69%               0.41%               0.27%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  15.16% to 17.35%     8.67% to 10.64%    10.30% to 15.81%
2005
Units.............................................................        31,545,152          21,232,326          15,057,106
Unit Fair Value, Lowest to Highest (1)............................  $11.58 to $13.45    $12.86 to $25.48    $11.90 to $13.29
Net Assets........................................................      $408,151,596        $517,299,339        $194,650,515
Investment Income Ratio to Net Assets (2).........................             0.64%               0.24%               0.50%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.60% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  -3.87% to -1.98%     9.39% to 11.20%       2.31 to 5.61%
2004
Units.............................................................        29,629,917          16,214,942          14,178,974
Unit Fair Value, Lowest to Highest (1)............................  $11.85 to $13.75    $14.37 to $22.61    $11.45 to $12.58
Net Assets........................................................      $395,114,883        $358,032,635        $174,634,867
Investment Income Ratio to Net Assets (2).........................             0.46%               0.22%               0.19%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.60% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   7.27% to 10.72%    11.76% to 21.78%     7.30% to 10.18%
2003
Units.............................................................        25,185,615          11,300,706          12,978,905
Unit Fair Value, Lowest to Highest (1)............................  $10.74 to $12.45    $11.80 to $18.57    $10.71 to $11.56
Net Assets........................................................      $306,337,319        $206,461,099        $147,759,339
Investment Income Ratio to Net Assets (2).........................             0.00%               0.31%               0.11%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  22.49% to 24.32%    33.28% to 35.25%    27.61% to 29.63%
2002
Units.............................................................        22,098,826          10,130,647          11,767,306
Unit Fair Value, Lowest to Highest (1)............................    $8.64 to $9.95     $8.73 to $13.73      $8.64 to $8.92
Net Assets........................................................      $217,357,181        $137,491,102        $103,789,751
Investment Income Ratio to Net Assets (2).........................             0.86%               0.11%               0.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................       -16% to -2%         -13% to -2%          -25% to 2%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL            JENNISON            BLACKROCK          METLIFE MID
AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            GROWTH          STRATEGIC VALUE     CAP STOCK INDEX
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
-------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        63,513,866          27,068,654          16,898,875           7,806,353          26,813,221          21,158,755
  $10.74 to $14.13    $14.24 to $19.48    $16.66 to $19.79     $4.65 to $12.47    $15.78 to $22.61    $13.61 to $16.55
      $849,543,686        $424,305,304        $319,432,503         $39,203,639        $580,737,411        $335,945,846
             4.21%               1.62%               0.75%               0.00%               0.24%               1.09%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%      0.65% to 2.30%      0.50% to 2.30%      0.50% to 2.30%
    1.48% to 3.45%    22.65% to 24.81%    14.88% to 17.20%      0.20% to 2.09%    13.79% to 15.98%     7.32% to 13.52%
        58,769,971          24,828,115          15,924,763           7,462,775          28,603,886          19,346,717
  $10.42 to $13.68    $11.61 to $15.64    $14.26 to $16.92     $4.64 to $12.25    $13.65 to $19.26    $13.72 to $15.07
      $768,286,065        $314,544,224        $259,430,466         $37,114,974        $538,301,526        $283,308,837
             3.67%               1.52%               0.71%               0.00%               0.00%               0.61%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%      0.65% to 2.30%      0.65% to 2.30%      0.65% to 2.30%
   -0.48% to 1.39%    10.33% to 12.43%      1.97% to 3.80%     9.94% to 11.90%      1.57% to 3.51%     6.82% to 11.38%
        46,560,646          21,202,631          15,279,970                  --          29,576,684          16,857,835
  $11.21 to $13.50    $10.52 to $13.94    $13.77 to $16.30                 $--    $13.23 to $18.67    $12.53 to $13.53
      $607,563,120        $241,576,840        $242,131,144                 $--        $542,389,566        $223,266,641
             2.63%               0.73%               0.47%                  --               0.00%               0.52%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%                  --      0.65% to 2.30%      0.60% to 2.30%
    0.17% to 3.46%    14.75% to 18.74%    13.80% to 16.85%                  --    11.83% to 14.57%    11.33% to 15.05%
        30,485,159          19,519,582          14,716,651                  --          24,672,525          16,640,765
  $10.88 to $13.07     $9.15 to $11.77    $11.81 to $13.95                 $--    $11.58 to $16.34    $11.14 to $11.76
      $389,701,037        $189,195,386        $200,997,329                 $--        $398,038,205        $192,970,729
             5.38%               1.45%               0.61%                  --               0.00%               0.43%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%                  --      0.95% to 2.30%      0.50% to 2.30%
    1.13% to 2.91%    34.19% to 36.50%    42.69% to 45.01%                  --    46.51% to 50.60%    31.71% to 33.69%
        23,589,333          14,677,925          11,623,809                  --          20,893,360          12,279,701
  $10.59 to $12.69      $6.85 to $8.63      $8.16 to $9.61                 $--     $7.78 to $10.98      $8.43 to $8.78
      $295,466,638        $104,947,903        $110,231,824                 $--        $227,655,295        $107,024,585
             2.88%               0.50%               0.60%                  --               0.07%               0.38%
    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%                  --      0.95% to 2.20%      0.95% to 2.20%
          4% to 9%         -18% to -3%         -21% to -1%                  --         -23% to -5%         -17% to -1%

FRANKLIN TEMPLETON
 SMALL CAP GROWTH
INVESTMENT DIVISION
-------------------
        4,513,538
 $10.33 to $12.64
      $49,635,104
            0.00%
   0.60% to 2.30%
   1.88% to 9.11%
        4,244,927
  $9.63 to $11.60
      $43,057,929
            0.00%
   0.60% to 2.30%
   2.03% to 9.46%
        3,958,098
  $9.44 to $11.19
      $38,943,339
            0.00%
   0.60% to 2.30%
  8.68% to 23.51%
        3,288,203
   $8.72 to $9.09
      $29,155,697
            0.00%
   0.50% to 2.30%
 41.34% to 43.58%
        1,861,007
   $6.18 to $6.31
      $11,664,106
            0.00%
   0.95% to 2.20%
       -29% to 1%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                        BLACKROCK           BLACKROCK           BLACKROCK
                                                                     LARGE CAP VALUE       BOND INCOME        MONEY MARKET
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   ------------------- ------------------- -------------------
2006
Units.............................................................        12,384,350          15,090,608           1,356,596
Unit Fair Value, Lowest to Highest (1)............................  $13.60 to $15.04    $11.91 to $57.26    $18.95 to $24.22
Net Assets........................................................      $179,447,389        $496,636,469         $29,869,403
Investment Income Ratio to Net Assets (2).........................             0.86%               5.68%               4.59%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  16.41% to 18.54%      1.78% to 3.74%      2.26% to 3.83%
2005
Units.............................................................         5,368,892          16,263,054           1,240,999
Unit Fair Value, Lowest to Highest (1)............................  $11.74 to $12.53    $11.51 to $54.04    $18.53 to $23.43
Net Assets........................................................       $66,157,275        $499,970,297         $26,441,007
Investment Income Ratio to Net Assets (2).........................             0.81%               3.88%               2.48%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.65% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................    3.18% to 5.01%     -0.16% to 1.73%     0.34% to 12.20%
2004
Units.............................................................         4,308,811          16,511,060           1,089,932
Unit Fair Value, Lowest to Highest (1)............................  $11.18 to $11.97    $11.35 to $53.22    $18.26 to $23.09
Net Assets........................................................       $50,981,319        $479,529,727         $22,990,726
Investment Income Ratio to Net Assets (2).........................             0.00%               4.02%               0.86%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   1.54% to 12.29%     -6.04% to 3.77%     -1.46% to 0.05%
2003
Units.............................................................         1,872,159          17,412,347             701,222
Unit Fair Value, Lowest to Highest (1)............................  $10.42 to $10.66    $10.97 to $48.34    $18.73 to $23.19
Net Assets........................................................       $19,817,443        $470,409,429         $14,346,188
Investment Income Ratio to Net Assets (2).........................             1.16%               3.20%               0.68%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  32.33% to 34.09%      3.28% to 6.42%    -1.13% to -0.14%
2002
Units.............................................................           395,703          18,888,740             459,011
Unit Fair Value, Lowest to Highest (1)............................    $7.88 to $7.95    $10.46 to $46.31    $19.98 to $21.75
Net Assets........................................................        $3,130,580        $474,778,079          $9,162,959
Investment Income Ratio to Net Assets (2).........................             0.86%               5.78%               1.33%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%      0.95% to 2.20%      1.25% to 1.50%
Total Return, Lowest to Highest (4)...............................       -21% to -3%            4% to 7%                  0%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

       DAVIS           LOOMIS SAYLES              MFS             HARRIS OAKMARK      WESTERN ASSET MANAGEMENT
   VENTURE VALUE         SMALL CAP          INVESTORS TRUST        FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ------------------- ----------------------- ------------------- ----------------------------
       13,009,427           3,097,546                    --            10,325,748               13,411,635
 $13.39 to $41.95    $13.75 to $35.91                    --      $13.34 to $44.24         $11.23 to $23.07
     $499,120,554        $101,108,667                   $--          $418,653,330             $281,812,127
            0.69%               0.00%                 0.82%                 0.22%                    4.83%
   0.50% to 2.30%      0.50% to 2.30%        0.95% to 2.30%        0.50% to 2.30%           0.50% to 2.30%
 11.71% to 13.84%    13.76% to 15.82%        3.77% to 6.46%       9.63% to 11.61%           2.46% to 4.38%
        9,616,873           1,880,156             2,689,053            11,283,242               11,262,819
 $11.80 to $36.05    $11.90 to $30.17        $8.53 to $9.41      $11.97 to $39.14         $10.79 to $21.59
     $327,836,546         $53,640,656           $24,530,659          $413,672,421             $228,960,440
            0.55%               0.00%                 0.34%                 0.02%                    2.72%
   0.65% to 2.30%      0.95% to 2.30%        0.95% to 2.30%        0.95% to 2.30%           0.95% to 2.30%
   7.52% to 9.60%      4.28% to 5.97%        4.44% to 6.26%        7.22% to 9.06%           0.23% to 1.89%
        6,061,573           1,424,451                 2,351             9,659,217                7,027,888
 $12.62 to $32.99    $12.66 to $28.47        $8.10 to $8.86      $10.99 to $35.89         $18.05 to $21.19
     $191,013,088         $38,635,528               $20,307          $327,616,615             $141,477,434
            0.49%               0.00%                 0.42%                 0.03%                    2.86%
   0.65% to 2.30%      0.95% to 2.30%        0.95% to 2.30%        0.60% to 2.30%           0.95% to 2.30%
  6.99% to 11.58%    12.61% to 15.30%       8.61% to 10.96%        7.27% to 9.90%           2.39% to 6.12%
        3,616,999           1,146,443                 1,527             7,756,076                4,303,532
 $11.45 to $29.64    $10.98 to $24.70        $7.49 to $8.03      $27.98 to $32.93         $17.50 to $20.06
     $103,646,451         $27,095,353               $12,018          $243,812,067              $82,972,143
            0.31%               0.00%                 0.26%                 0.12%                    1.63%
   0.95% to 2.30%      0.95% to 2.30%        0.95% to 2.30%        0.50% to 2.30%           0.95% to 2.30%
 27.77% to 30.08%    33.19% to 35.93%      18.74% to 20.75%      29.01% to 31.89%          9.94% to 12.06%
        2,652,523             904,325                 1,023             6,025,452                1,690,783
  $8.83 to $22.86     $8.12 to $18.27        $6.33 to $6.65      $21.83 to $24.83         $16.05 to $17.99
      $59,152,035         $15,933,407                $6,719          $145,221,494              $29,511,785
            0.88%               0.11%                 0.41%                 0.23%                    6.20%
   0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%        0.95% to 2.20%           0.95% to 2.20%
       -18% to 0%         -23% to -3%          -22% to -21%            -11% to 3%                 7% to 9%

WESTERN ASSET MANAGEMENT         FI
    U.S. GOVERNMENT         VALUE LEADERS
  INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------ -------------------
          12,285,154             3,178,325
    $10.63 to $18.04      $13.63 to $35.20
        $202,290,485          $100,021,516
               3.09%                 0.81%
      0.50% to 2.30%        0.50% to 2.30%
      1.53% to 3.38%       9.13% to 11.10%
          10,976,124             1,911,983
    $10.30 to $17.46      $12.53 to $30.30
        $176,329,793           $54,642,394
               1.22%                 0.98%
      0.50% to 2.30%        0.95% to 2.30%
       -0.89% to 92%        5.45% to 9.66%
           7,714,000               856,897
    $14.41 to $17.30      $11.43 to $27.67
        $124,306,910           $22,597,417
               1.09%                 1.05%
      0.50% to 2.30%        0.95% to 2.30%
      0.46% to 2.49%       9.66% to 14.30%
           6,224,918               419,382
    $14.46 to $16.93      $21.25 to $24.60
         $99,373,490            $9,895,281
               0.73%                 0.27%
      0.50% to 2.30%        0.95% to 2.30%
     -0.76% to 1.16%      23.86% to 26.43%
           5,667,522                56,394
    $14.69 to $16.46      $17.32 to $19.59
         $90,530,462            $1,071,595
               2.07%                 0.17%
      0.95% to 2.20%        0.95% to 2.20%
            2% to 7%            -21% to 0%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                           MFS                BLACKROCK
                                                                      TOTAL RETURN     LEGACY LARGE CAP GROWTH
                                                                   INVESTMENT DIVISION   INVESTMENT DIVISION
                                                                   ------------------- -----------------------
2006
Units.............................................................         3,947,313             1,062,045
Unit Fair Value, Lowest to Highest (1)............................  $12.31 to $53.42      $11.95 to $28.26
Net Assets........................................................      $117,960,524           $22,123,623
Investment Income Ratio to Net Assets (2).........................             3.32%                 0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%        0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   9.40% to 11.38%        1.51% to 3.57%
2005
Units.............................................................         3,604,722               640,982
Unit Fair Value, Lowest to Highest (1)............................  $11.12 to $47.08      $11.67 to $27.51
Net Assets........................................................       $98,990,430           $13,090,953
Investment Income Ratio to Net Assets (2).........................             1.80%                 0.15%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.60% to 2.30%        0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................     .51% to 2.24%        4.35% to 6.06%
2004
Units.............................................................         2,312,843             1,424,451
Unit Fair Value, Lowest to Highest (1)............................  $10.94 to $46.05      $11.06 to $26.07
Net Assets........................................................       $71,298,072            $5,610,216
Investment Income Ratio to Net Assets (2).........................             0.03%                 0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.60% to 2.30%        0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   6.22% to 10.33%       -4.31% to 9.68%
2003
Units.............................................................         2,113,742             1,146,443
Unit Fair Value, Lowest to Highest (1)............................  $25.09 to $41.74      $23.63 to $24.29
Net Assets........................................................       $53,115,421               $88,767
Investment Income Ratio to Net Assets (2).........................             0.39%                 0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 1.45%        1.15% to 1.45%
Total Return, Lowest to Highest (4)...............................  14.23% to 16.86%      33.28% to 34.61%
2002
Units.............................................................         2,124,969                    --
Unit Fair Value, Lowest to Highest (1)............................  $21.47 to $33.00                   $--
Net Assets........................................................       $45,665,325                   $--
Investment Income Ratio to Net Assets (2).........................             0.00%                    --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 1.30%                    --
Total Return, Lowest to Highest (4)...............................       -.10% to 2%                    --

                                                                           METLIFE
                                                                   CONSERVATIVE ALLOCATION
                                                                     INVESTMENT DIVISION
                                                                   -----------------------
2006
Units.............................................................           3,839,929
Unit Fair Value, Lowest to Highest (1)............................    $10.70 to $11.02
Net Assets........................................................         $41,777,525
Investment Income Ratio to Net Assets (2).........................               2.77%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)      0.50% to 2.30%
Total Return, Lowest to Highest (4)...............................      4.47% to 6.36%
2005
Units.............................................................           1,232,690
Unit Fair Value, Lowest to Highest (1)............................    $10.24 to $10.35
Net Assets........................................................         $12,700,366
Investment Income Ratio to Net Assets (2).........................               0.57%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................       2.32 to 3.35%
2004
Units.............................................................                  --
Unit Fair Value, Lowest to Highest (1)............................                 $--
Net Assets........................................................                 $--
Investment Income Ratio to Net Assets (2).........................                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                  --
Total Return, Lowest to Highest (4)...............................                  --
2003
Units.............................................................                  --
Unit Fair Value, Lowest to Highest (1)............................                 $--
Net Assets........................................................                 $--
Investment Income Ratio to Net Assets (2).........................                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                  --
Total Return, Lowest to Highest (4)...............................                  --
2002
Units.............................................................                  --
Unit Fair Value, Lowest to Highest (1)............................                 $--
Net Assets........................................................                 $--
Investment Income Ratio to Net Assets (2).........................                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                  --
Total Return, Lowest to Highest (4)...............................                  --

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

              METLIFE                     METLIFE                    METLIFE                     METLIFE
CONSERVATIVE TO MODERATE ALLOCATION MODERATE ALLOCATION MODERATE TO AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION
        INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION         INVESTMENT DIVISION
----------------------------------- ------------------- --------------------------------- ---------------------
               18,680,783                  40,790,100                 32,440,518                   3,386,241
         $11.18 to $11.52            $11.68 to $12.03           $12.18 to $12.55            $12.53 to $12.91
             $212,345,204                $484,209,819               $401,417,271                 $43,191,894
                    2.17%                       1.42%                      0.96%                       0.83%
           0.50% to 2.30%              0.50% to 2.30%             0.50% to 2.30%              0.50% to 2.30%
           6.94% to 8.88%             9.30% to 11.28%           11.63% to 13.65%            13.04% to 15.08%
                4,525,054                   8,136,943                  5,478,129                     659,010
         $10.45 to $10.58            $10.68 to $10.80           $10.91 to $11.02            $11.08 to $11.20
              $47,629,824                 $87,493,424                $60,142,308                  $7,348,718
                    0.68%                       0.73%                      0.68%                       0.65%
           0.95% to 2.30%              0.95% to 2.30%             0.95% to 2.30%              0.95% to 2.30%
           4.35% to 5.44%               6.40 to 7.38%             9.03% to 9.29%             9.78% to 10.72%
                       --                          --                         --                          --
                      $--                         $--                        $--                         $--
                      $--                         $--                        $--                         $--
                       --                          --                         --                          --
                       --                          --                         --                          --
                       --                          --                         --                          --
                       --                          --                         --                          --
                      $--                         $--                        $--                         $--
                      $--                         $--                        $--                         $--
                       --                          --                         --                          --
                       --                          --                         --                          --
                       --                          --                         --                          --
                       --                          --                         --                          --
                      $--                         $--                        $--                         $--
                      $--                         $--                        $--                         $--
                       --                          --                         --                          --
                       --                          --                         --                          --
                       --                          --                         --                          --

          FI                 FIDELITY            FIDELITY
       LARGE CAP           MONEY MARKET        EQUITY-INCOME
INVESTMENT DIVISION (B) INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ------------------- -------------------
            161,937             692,783           2,516,843
   $15.92 to $18.31              $16.14              $52.53
         $2,830,157         $11,180,161        $132,207,499
              0.00%               4.94%               3.39%
     0.95% to 2.20%               0.95%               0.95%
     3.62% to 5.00%               3.90%              19.07%
                 --             398,745           2,814,629
                $--              $15.53              $44.12
                $--          $6,200,922        $124,173,091
                 --               3.16%               1.64%
                 --               0.95%               0.95%
                 --               2.05%               4.84%
                 --             508,676           3,181,549
                $--              $15.22              $42.08
                $--          $7,739,157        $133,865,570
                 --               1.12%               1.52%
                 --               0.95%               0.95%
                 --               0.20%               9.02%
                 --             607,233           3,527,530
                $--              $15.18              $38.08
                $--          $8,972,674        $134,229,848
                 --               1.14%               1.69%
                 --               0.95%               0.95%
                 --               0.07%              29.08%
                 --             745,991           3,627,921
                $--              $15.17              $29.50
                $--         $11,063,485        $107,048,117
                 --               1.54%               1.86%
                 --               0.95%               0.95%
                 --                  1%                -18%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                        FIDELITY            FIDELITY             FIDELITY
                                                                         GROWTH             OVERSEAS       INVESTMENT GRADE BOND
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                   ------------------- ------------------- ---------------------
2006
Units.............................................................       3,115,761           1,300,083              809,998
Unit Fair Value, Lowest to Highest (1)............................          $41.04              $30.55               $24.00
Net Assets........................................................    $127,870,436         $39,721,653          $19,442,734
Investment Income Ratio to Net Assets (2).........................           0.41%               0.86%                4.10%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)           0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)...............................           5.85%              16.97%                3.37%
2005
Units.............................................................       3,645,885           1,302,806              896,213
Unit Fair Value, Lowest to Highest (1)............................          $38.77              $26.12               $23.22
Net Assets........................................................    $141,359,911         $34,046,278          $20,803,805
Investment Income Ratio to Net Assets (2).........................           0.50%               0.62%                3.69%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)           0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)...............................           4.82%              17.92%                1.27%
2004
Units.............................................................       4,247,099           1,402,715              942,267
Unit Fair Value, Lowest to Highest (1)............................          $36.99              $22.15               $22.93
Net Assets........................................................    $157,101,539         $31,060,853          $21,620,889
Investment Income Ratio to Net Assets (2).........................           0.26%               1.09%                4.15%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)           0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)...............................           8.19%              14.00%                0.88%
2003
Units.............................................................       4,594,501           1,387,716            1,035,631
Unit Fair Value, Lowest to Highest (1)............................          $36.13              $19.68               $22.17
Net Assets........................................................    $165,751,953         $27,274,426          $23,036,958
Investment Income Ratio to Net Assets (2).........................           0.25%               0.74%                3.97%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)           0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)...............................          31.62%              42.09%                3.79%
2002
Units.............................................................       4,626,451           1,400,081            1,040,228
Unit Fair Value, Lowest to Highest (1)............................          $27.45              $13.85               $21.36
Net Assets........................................................    $126,972,358         $19,411,860          $22,209,564
Investment Income Ratio to Net Assets (2).........................           0.25%               0.81%                3.29%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)           0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)...............................            -31%                -21%                   9%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBET         MFS RESEARCH        T. ROWE PRICE           PIMCO
     BALANCED         MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID CAP GROWTH       TOTAL RETURN
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        2,131,161           419,490            13,210,287            8,960,338         13,821,848          34,594,371
 $23.31 to $30.39            $28.51      $11.69 to $20.16     $15.21 to $17.32    $7.99 to $13.82    $10.91 to $13.25
      $63,065,563       $11,959,917          $210,829,957         $147,231,063       $118,849,794        $438,011,087
            2.32%             0.00%                 6.45%                1.54%              0.00%               2.71%
   0.50% to 1.55%             0.95%        0.50% to 2.30%       0.50% to 2.30%     0.50% to 2.30%      0.50% to 2.30%
   7.10% to 8.23%             5.87%        6.70% to 8.65%     23.65% to 29.56%     3.73% to 5.64%      2.13% to 4.13%
        2,181,124           466,889            11,143,052            4,118,785         11,533,257          33,143,919
 $21.77 to $28.29            $26.93      $10.79 to $17.43     $12.30 to $13.77    $7.70 to $13.09    $10.57 to $12.74
      $60,311,328       $12,565,055          $159,818,940          $54,271,700        $94,663,044        $406,268,866
            1.79%             0.00%                 4.90%                0.56%              0.00%               0.02%
   0.50% to 1.55%             0.95%        0.65% to 2.30%       0.95% to 2.30%     0.50% to 2.30%      0.50% to 2.30%
   4.05% to 5.13%             -.52%        -0.83 to 3.23%     12.23% to 15.67%   11.89% to 13.73%     -0.05% to 1.76%
        2,197,291           506,064             9,177,096            2,756,605          8,669,095          24,585,923
 $20.92 to $27.11            $27.07      $12.27 to $21.73     $10.81 to $11.91    $6.87 to $11.51    $11.61 to $12.52
      $58,294,718       $13,688,933          $125,736,304          $31,718,709        $63,001,217        $298,386,525
            1.72%             0.00%                 3.67%                0.00%              0.00%               7.25%
   0.50% to 1.55%             0.95%        0.65% to 2.30%       0.95% to 2.30%     0.95% to 2.30%      0.50% to 2.30%
   0.28% to 7.70%             8.28%        3.58% to 7.68%    -14.39% to 18.63%   11.63% to 17.14%      0.83% to 4.42%
        2,146,302           496,082             7,504,913            1,791,537          5,569,955          18,545,938
 $19.85 to $25.35            $25.00      $11.60 to $16.24      $9.28 to $10.04     $5.99 to $6.36    $11.31 to $11.99
      $53,336,592       $12,360,300           $94,258,153          $17,501,323        $34,865,426        $217,219,652
            1.95%             0.00%                 1.98%                0.89%              0.00%               1.35%
   0.50% to 1.45%             0.95%        0.95% to 2.30%       0.95% to 2.30%     0.95% to 2.30%      0.50% to 2.30%
 17.59% to 18.72%            30.48%      16.49% to 18.44%     29.10% to 30.90%   33.67% to 35.90%      2.06% to 3.81%
        2,114,482           468,326             5,370,358            1,105,190          2,939,251          12,099,826
  $20.02 to 21.51            $19.16       $9.96 to $13.79       $7.63 to $7.67     $4.66 to $4.68    $11.11 to $11.47
      $44,583,585        $8,957,889           $57,316,343           $8,338,351        $13,645,467        $137,802,804
            2.69%             0.00%                11.49%                0.23%              0.60%               0.00%
   0.95% to 1.25%             0.95%        0.95% to 2.20%       0.95% to 2.20%     0.95% to 2.20%      0.95% to 2.20%
       -13% to 0%              -29%             -3% to 4%          -14% to -1%               -45%            4% to 9%

    RCM GLOBAL
    TECHNOLOGY
INVESTMENT DIVISION
-------------------
        9,455,156
   $4.68 to $6.24
      $51,235,788
            0.00%
   0.50% to 2.30%
   2.83% to 4.82%
        9,833,932
   $4.55 to $5.97
      $51,898,685
            0.00%
   0.95% to 2.30%
  8.57% to 10.35%
       11,146,560
   $4.19 to $5.41
      $54,272,225
            0.00%
   0.95% to 2.30%
 -6.49% to 15.20%
       10,122,784
   $4.49 to $5.71
      $53,817,082
            0.00%
   0.95% to 2.30%
 53.81% to 56.44%
        3,261,683
    $2.93 to 3.65
      $11,592,649
            0.00%
   0.95% to 2.20%
      -52% to -5%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                         LAZARD              MET/AIM         HARRIS OAKMARK
                                                                         MID-CAP        SMALL CAP GROWTH      INTERNATIONAL
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   ------------------- ------------------- -------------------
2006
Units.............................................................         3,342,852           1,763,663          16,996,340
Unit Fair Value, Lowest to Highest (1)............................  $13.18 to $16.84    $13.18 to $15.26    $16.51 to $20.96
Net Assets........................................................       $54,992,866         $25,970,736        $341,781,933
Investment Income Ratio to Net Assets (2).........................             0.36%               0.00%               2.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.60% to 2.30%      0.50% to 2.30%
Total Return, Lowest to Highest (4)...............................  12.05% to 13.87%    11.55% to 13.48%    25.93% to 28.37%
2005
Units.............................................................         2,877,414           1,475,123           9,989,980
Unit Fair Value, Lowest to Highest (1)............................  $11.76 to $14.81    $11.68 to $13.45    $12.90 to $16.11
Net Assets........................................................       $41,868,418         $19,296,323        $158,028,315
Investment Income Ratio to Net Assets (2).........................             0.21%               0.00%               0.05%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................    5.63% to 7.40%      5.85% to 7.60%    11.65% to 13.40%
2004
Units.............................................................         2,505,486           1,153,716           4,686,847
Unit Fair Value, Lowest to Highest (1)............................  $10.95 to $13.82    $10.86 to $12.50    $11.70 to $14.23
Net Assets........................................................       $34,153,806        $142,129,409         $65,755,444
Investment Income Ratio to Net Assets (2).........................             0.00%               0.00%               0.01%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   7.34% to 13.37%      4.15% to 8.60%    12.68% to 19.58%
2003
Units.............................................................         1,639,487             738,910           1,186,711
Unit Fair Value, Lowest to Highest (1)............................  $11.82 to $12.19    $11.41 to $11.77    $11.54 to $11.90
Net Assets........................................................       $19,818,859          $8,617,886         $14,031,601
Investment Income Ratio to Net Assets (2).........................             0.00%               0.00%               1.51%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  23.48% to 25.15%    35.85% to 37.82%    32.08% to 33.86%
2002
Units.............................................................           453,569             208,088              89,776
Unit Fair Value, Lowest to Highest (1)............................    $9.58 to $9.74      $8.41 to $8.54      $8.86 to $8.89
Net Assets........................................................        $4,412,747          $1,769,568            $794,444
Investment Income Ratio to Net Assets (2).........................             0.10%               0.00%               0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................        -15% to 0%          -29% to 0%                -16%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

    OPPENHEIMER          LEGG MASON         THIRD AVENUE      NEUBERGER BERMAN         LEGG MASON               CYCLICAL
CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE       REAL ESTATE          VALUE EQUITY             GROWTH ETF
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
-------------------- ------------------- ------------------- ------------------- ----------------------- -----------------------
         1,339,707           4,041,330             263,473          19,640,662             3,401,505                 322,952
   $8.74 to $11.66     $7.39 to $12.09    $18.07 to $18.97     $3.27 to $19.92       $9.36 to $10.58        $11.30 to $11.50
       $12,773,771         $32,049,679          $4,845,048        $382,243,470           $34,609,899              $3,692,601
             0.12%               0.00%               0.40%               0.93%                 0.08%                   1.65%
    0.95% to 2.20%      0.95% to 2.30%      0.50% to 1.55%      0.50% to 2.30%        0.95% to 2.30%          0.95% to 2.20%
    5.28% to 6.80%    -3.91% to -2.50%    11.39% to 12.57%    34.50% to 37.01%      10.59% to 12.34%        11.38% to 12.93%
           448,382           3,428,990             138,389          11,156,645                    --                      --
   $8.36 to $10.93     $7.69 to $12.41    $16.22 to $16.46     $2.39 to $14.51                   $--                     $--
        $4,043,647         $28,090,437          $2,276,433        $159,988,876                   $--                     $--
             0.02%               0.00%               0.00%               0.00%                    --                      --
    0.95% to 2.05%      0.95% to 2.30%      1.15% to 1.55%      0.95% to 2.30%                    --                      --
    3.23% to 3.55%    10.93% to 12.78%    13.74% to 14.15%    10.69% to 12.61%                    --                      --
                42           2,835,847              27,952           4,508,731                    --                      --
    $8.34 to $8.44     $6.93 to $11.00    $14.26 to $14.42    $12.76 to $12.89                   $--                     $--
              $357         $20,717,976            $403,590         $57,896,986                   $--                     $--
             0.74%               0.00%               0.43%               3.20%                    --                      --
    1.15% to 1.45%      0.95% to 2.30%      1.15% to 1.55%      0.95% to 2.30%                    --                      --
    4.89% to 5.24%     6.11% to 10.53%    24.54% to 25.07%    27.56% to 28.90%                    --                      --
                13           2,454,927              11,639                  --                    --                      --
    $7.95 to $8.00      $6.62 to $6.88    $11.47 to $11.53                 $--                   $--                     $--
              $101         $16,719,126            $134,143                 $--                   $--                     $--
             0.00%               0.00%               0.46%                  --                    --                      --
    1.15% to 1.30%      0.95% to 2.30%      1.15% to 1.30%                  --                    --                      --
  26.59% to 27.23%    26.94% to 28.84%    39.37% to 39.76%                  --                    --                      --
               499          46,924,968                  --                  --                    --                      --
    $6.30 to $6.31     $8.46 to $11.36                 $--                 $--                   $--                     $--
                $3        $524,360,926                 $--                 $--                   $--                     $--
             0.00%               0.00%                  --                  --                    --                      --
    1.15% to 1.25%      0.95% to 2.20%                  --                  --                    --                      --
          1% to 2%        -31% to -15%                  --                  --                    --                      --

       CYCLICAL
 GROWTH AND INCOME ETF
INVESTMENT DIVISION (B)
-----------------------
            266,996
   $11.05 to $11.23
         $2,982,650
              2.24%
     0.95% to 2.20%
    9.30% to 10.72%
                 --
                $--
                $--
                 --
                 --
                 --
                 --
                $--
                $--
                 --
                 --
                 --
                 --
                $--
                $--
                 --
                 --
                 --
                 --
                $--
                $--
                 --
                 --
                 --

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable.

                                                                            PIMCO             AMERICAN FUNDS
                                                                   INFLATION PROTECTED BOND       GROWTH
                                                                   INVESTMENT DIVISION (B)  INVESTMENT DIVISION
                                                                   ------------------------ -------------------
2006
Units.............................................................            1,228,621              7,208,741
Unit Fair Value, Lowest to Highest (1)............................     $10.74 to $11.51      $13.81 to $185.02
Net Assets........................................................          $13,684,136         $1,130,973,142
Investment Income Ratio to Net Assets (2).........................                0.00%                  0.85%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)       0.65% to 2.30%         0.50% to 2.55%
Total Return, Lowest to Highest (4)...............................      -1.89% to 0.00%        5.17% to 11.04%
2005
Units.............................................................                   --              5,817,927
Unit Fair Value, Lowest to Highest (1)............................                  $--      $12.65 to $165.46
Net Assets........................................................                  $--           $843,004,006
Investment Income Ratio to Net Assets (2).........................                   --                  0.74%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                   --         0.60% to 2.30%
Total Return, Lowest to Highest (4)...............................                   --        8.32% to 15.21%
2004
Units.............................................................                   --              4,245,543
Unit Fair Value, Lowest to Highest (1)............................                  $--     $100.66 to $143.62
Net Assets........................................................                  $--           $542,082,661
Investment Income Ratio to Net Assets (2).........................                   --                  0.20%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                   --         0.85% to 2.30%
Total Return, Lowest to Highest (4)...............................                   --        3.61% to 11.54%
2003
Units.............................................................                   --              2,563,562
Unit Fair Value, Lowest to Highest (1)............................                  $--      $93.64 to $128.76
Net Assets........................................................                  $--           $298,879,317
Investment Income Ratio to Net Assets (2).........................                   --                  0.13%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                   --         0.50% to 2.45%
Total Return, Lowest to Highest (4)...............................                   --       33.11% to 37.49%
2002
Units.............................................................                   --              1,193,799
Unit Fair Value, Lowest to Highest (1)............................                  $--       $71.44 to $93.21
Net Assets........................................................                  $--           $104,487,140
Investment Income Ratio to Net Assets (2).........................                   --                  0.05%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                   --         0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................                   --             -26% to 3%

                                                                     AMERICAN FUNDS
                                                                    GROWTH AND INCOME
                                                                   INVESTMENT DIVISION
                                                                   -------------------
2006
Units.............................................................          7,224,552
Unit Fair Value, Lowest to Highest (1)............................  $12.99 to $134.49
Net Assets........................................................       $825,698,989
Investment Income Ratio to Net Assets (2).........................              1.64%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.50% to 2.55%
Total Return, Lowest to Highest (4)...............................    9.93% to 16.07%
2005
Units.............................................................          6,416,996
Unit Fair Value, Lowest to Highest (1)............................  $11.36 to $115.07
Net Assets........................................................       $648,646,801
Investment Income Ratio to Net Assets (2).........................              1.42%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.60% to 2.30%
Total Return, Lowest to Highest (4)...............................    -1.34% to 4.93%
2004
Units.............................................................          5,181,523
Unit Fair Value, Lowest to Highest (1)............................  $76.86 to $109.66
Net Assets........................................................       $506,094,791
Investment Income Ratio to Net Assets (2).........................              1.02%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.85% to 2.30%
Total Return, Lowest to Highest (4)...............................     4.85% to 9.44%
2003
Units.............................................................          3,156,560
Unit Fair Value, Lowest to Highest (1)............................  $72.87 to $100.20
Net Assets........................................................       $286,012,415
Investment Income Ratio to Net Assets (2).........................              1.21%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.50% to 2.45%
Total Return, Lowest to Highest (4)...............................   27.64% to 31.17%
2002
Units.............................................................          1,478,426
Unit Fair Value, Lowest to Highest (1)............................   $57.44 to $74.94
Net Assets........................................................       $103,900,891
Investment Income Ratio to Net Assets (2).........................              1.50%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................        -20% to -1%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the Contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                    AMERICAN FUNDS            AMERICAN FUNDS
              GLOBAL SMALL CAPITALIZATION          BOND
                  INVESTMENT DIVISION     INVESTMENT DIVISION (B)
              --------------------------- -----------------------
                         17,064,435                 3,656,960
                   $17.31 to $31.23          $13.92 to $16.74
                       $501,254,164               $56,220,877
                              0.46%                     0.65%
                     0.50% to 2.55%            0.50% to 2.55%
                   20.10% to 23.25%            3.55% to 6.42%
                         12,642,767                        --
                   $14.09 to $25.17                       $--
                       $304,247,953                       $--
                              0.88%                        --
                     0.60% to 2.30%                        --
                   21.12% to 24.46%                        --
                          8,037,895                        --
                   $18.07 to $20.25                       $--
                       $156,789,112                       $--
                              0.00%                        --
                     0.85% to 2.30%                        --
                   11.42% to 35.71%                        --
                          4,021,904                        --
                   $15.43 to $16.80                       $--
                        $66,037,812                       $--
                              0.40%                        --
                     0.95% to 2.45%                        --
                   49.82% to 52.14%                        --
                          1,732,723                        --
                   $10.35 to $11.05                       $--
                        $18,827,591                       $--
                              0.91%                        --
                     0.95% to 2.20%                        --
                        -21% to -4%                        --

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                          PAGE
                                                                          ----


Report of Independent Registered Public Accounting Firm.................  F-1
Financial Statements at December 31, 2006 and 2005 and for the years ended December 31, 2006, 2005 and 2004:
  Consolidated Balance Sheets...........................................  F-2
  Consolidated Statements of Income.....................................  F-3
  Consolidated Statements of Stockholder's Equity.......................  F-4
  Consolidated Statements of Cash Flows.................................  F-5
  Notes to Consolidated Financial Statements............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on December 31, 2006 and January 1, 2004, respectively.

/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
April 2, 2007

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                    2006       2005
                                                                  --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:  $157,673 and $141,929,
     respectively)..............................................  $162,385   $147,897
  Trading securities, at fair value (cost: $548 and $373,
     respectively)..............................................       563        373
  Equity securities available-for-sale, at estimated fair value
     (cost: $3,000 and $1,989, respectively)....................     3,487      2,217
  Mortgage and consumer loans...................................    35,939     33,094
  Policy loans..................................................     8,587      8,412
  Real estate and real estate joint ventures held-for-
     investment.................................................     4,485      3,778
  Real estate held-for-sale.....................................        --        309
  Other limited partnership interests...........................     3,670      3,256
  Short-term investments........................................     1,244        883
  Other invested assets.........................................     6,960      5,839
                                                                  --------   --------
     Total investments..........................................   227,320    206,058
Cash and cash equivalents.......................................     1,455      1,787
Accrued investment income.......................................     2,328      2,030
Premiums and other receivables..................................     9,707      6,678
Deferred policy acquisition costs and value of business
  acquired......................................................    12,043     11,438
Other assets....................................................     6,240      6,183
Separate account assets.........................................    80,965     73,152
                                                                  --------   --------
     Total assets...............................................  $340,058   $307,326
                                                                  ========   ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits........................................  $ 96,599   $ 94,372
  Policyholder account balances.................................    80,498     72,793
  Other policyholder funds......................................     7,372      6,918
  Policyholder dividends payable................................       957        915
  Policyholder dividend obligation..............................     1,063      1,607
  Short-term debt...............................................       833        453
  Long-term debt................................................     3,219      2,562
  Junior subordinated debt securities...........................       399        399
  Shares subject to mandatory redemption........................       278        278
  Current income tax payable....................................       781        444
  Deferred income tax liability.................................     2,453      2,729
  Payables for collateral under securities loaned and other
     transactions...............................................    32,119     21,009
  Other liabilities.............................................    13,330     11,228
  Separate account liabilities..................................    80,965     73,152
                                                                  --------   --------
     Total liabilities..........................................   320,866    288,859
                                                                  --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  December 31, 2006 and 2005....................................         5          5
Additional paid-in capital......................................    14,343     13,808
Retained earnings...............................................     3,812      2,749
Accumulated other comprehensive income..........................     1,032      1,905
                                                                  --------   --------
  Total stockholder's equity....................................    19,192     18,467
                                                                  --------   --------
  Total liabilities and stockholder's equity....................  $340,058   $307,326
                                                                  ========   ========




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                           2006      2005      2004
                                                         -------   -------   -------


REVENUES
Premiums...............................................  $20,284   $19,256   $17,437
Universal life and investment-type product policy
  fees.................................................    2,183     1,948     2,009
Net investment income..................................   12,307    11,729    10,795
Other revenues.........................................      890       820       862
Net investment gains (losses)..........................     (827)      179       282
                                                         -------   -------   -------
  Total revenues.......................................   34,837    33,932    31,385
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   21,137    20,445    18,736
Interest credited to policyholder account balances.....    3,247     2,596     2,357
Policyholder dividends.................................    1,671     1,647     1,636
Other expenses.........................................    6,314     5,717     5,583
                                                         -------   -------   -------
  Total expenses.......................................   32,369    30,405    28,312
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    2,468     3,527     3,073
Provision for income tax...............................      640     1,098       868
                                                         -------   -------   -------
Income (loss) from continuing operations...............    1,828     2,429     2,205
Income (loss) from discontinued operations, net of
  income tax...........................................       98       824        86
                                                         -------   -------   -------
Income before cumulative effect of a change in
  accounting, net of income tax........................    1,926     3,253     2,291
Cumulative effect of a change in accounting, net of
  income tax...........................................       --        --       (52)
                                                         -------   -------   -------
Net income.............................................  $ 1,926   $ 3,253   $ 2,239
                                                         =======   =======   =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                         ACCUMULATED OTHER COMPREHENSIVE
                                                                                                  INCOME (LOSS)
                                              PARENT'S                                 -----------------------------------
                                            INTEREST IN                                    NET
                                             PREFERRED                                 UNREALIZED    FOREIGN      DEFINED
                                               STOCK             ADDITIONAL            INVESTMENT    CURRENCY     BENEFIT
                                                OF A     COMMON    PAID-IN   RETAINED     GAINS    TRANSLATION     PLANS
                                             SUBSIDIARY   STOCK    CAPITAL   EARNINGS   (LOSSES)    ADJUSTMENT  ADJUSTMENT   TOTAL
                                            -----------  ------  ----------  --------  ----------  -----------  ----------  -------


Balance at January 1, 2004................      $ 93       $5      $13,730    $ 1,261    $2,405        $107        $(128)   $17,473
Contribution of preferred stock by Holding
  Company to subsidiary
  and retirement thereof..................       (93)                                                                           (93)
Issuance of shares -- by subsidiary.......                               4                                                        4
Issuance of stock options -- by
  subsidiary..............................                               2                                                        2
Capital contribution from the Holding
  Company.................................                              94                                                       94
Return of capital to the Holding Company..                              (3)                                                      (3)
Dividends on preferred stock..............                                         (7)                                           (7)
Dividends on common stock.................                                       (797)                                         (797)
Comprehensive income (loss):
  Net income..............................                                      2,239                                         2,239
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                  (77)                                (77)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                   19                                  19
     Cumulative effect of a change in
       accounting, net of income tax......                                                   61                                  61
     Foreign currency translation
       adjustments, net of income tax.....                                                               79                      79
     Additional minimum pension liability
       adjustment, net of
       income tax.........................                                                                            (2)        (2)
                                                                                                                            -------
     Other comprehensive income (loss)....                                                                                       80
                                                                                                                            -------
  Comprehensive income (loss).............                                                                                    2,319
                                                ----       --      -------    -------    ------        ----        -----    -------
Balance at December 31, 2004..............        --        5       13,827      2,696     2,408         186         (130)    18,992
Treasury stock transactions, net -- by
  subsidiary..............................                             (15)                                                     (15)
Issuance of stock options -- by
  subsidiary..............................                              (4)                                                      (4)
Dividends on common stock.................                                     (3,200)                                       (3,200)
Comprehensive income (loss):
  Net income..............................                                      3,253                                         3,253
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                  184                                 184
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                 (783)                               (783)
     Foreign currency translation
       adjustments, net of income tax.....                                                              (49)                    (49)
     Additional minimum pension liability
       adjustment, net of
       income tax.........................                                                                            89         89
                                                                                                                            -------
     Other comprehensive income (loss)....                                                                                     (559)
                                                                                                                            -------
  Comprehensive income (loss).............                                                                                    2,694
                                                ----       --      -------    -------    ------        ----        -----    -------
Balance at December 31, 2005..............        --        5       13,808      2,749     1,809         137          (41)    18,467
Treasury stock transactions, net -- by
  subsidiary..............................                              12                                                       12
Excess tax benefits related to stock-based
  compensation............................                              34                                                       34
Capital contribution from Holding
  Company -- See Notes 2 and 16...........                             489                                                      489
Dividends on common stock.................                                       (863)                                         (863)
Comprehensive income (loss):
  Net income..............................                                      1,926                                         1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                  (20)                                (20)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                  (93)                                (93)
     Foreign currency translation
       adjustments, net of income tax.....                                                                7                       7
     Additional minimum pension liability
       adjustment, net of
       income tax.........................                                                                           (18)       (18)
                                                                                                                            -------
Other comprehensive income (loss).........                                                                                     (124)
                                                                                                                            -------
  Comprehensive income (loss).............                                                                                    1,802
                                                                                                                            -------
     Adoption of SFAS 158, net of income
       tax................................                                                                          (749)      (749)
                                                ----       --      -------    -------    ------        ----        -----    -------
Balance at December 31, 2006..............      $ --       $5      $14,343    $ 3,812    $1,696        $144        $(808)   $19,192
                                                ====       ==      =======    =======    ======        ====        =====    =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                           2006        2005       2004
                                                         --------   ---------   --------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................  $  1,926   $   3,253   $  2,239
Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses...............       308         299        344
  Amortization of premiums and accretion of discounts
     associated with investments, net..................      (467)       (203)       (15)
  (Gains) losses from sales of investments and
     businesses, net...................................       687      (1,379)      (289)
  Equity earnings of real estate joint ventures and
     other limited partnership interests...............      (376)       (399)      (167)
  Interest credited to policyholder account balances...     3,247       2,596      2,357
  Universal life and investment-type product policy
     fees..............................................    (2,183)     (1,948)    (2,009)
  Change in accrued investment income..................      (295)        (24)       (67)
  Change in premiums and other receivables.............    (3,565)       (734)       460
  Change in deferred policy acquisition costs, net.....      (672)       (504)      (752)
  Change in insurance-related liabilities..............     3,743       3,794      3,829
  Change in trading securities.........................      (196)       (375)        --
  Change in income tax payable.........................       144         147       (101)
  Change in other assets...............................       772        (236)      (385)
  Change in other liabilities..........................     1,109       1,878      1,279
  Other, net...........................................       (37)         24         29
                                                         --------   ---------   --------
Net cash provided by operating activities..............     4,145       6,189      6,752
                                                         --------   ---------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities............................    73,351     118,459     78,494
  Equity securities....................................       858         777      1,587
  Mortgage and consumer loans..........................     7,632       7,890      3,961
  Real estate and real estate joint ventures...........       847       1,922        436
  Other limited partnership interests..................     1,253         953        800
Purchases of:
  Fixed maturity securities............................   (90,163)   (119,375)   (83,243)
  Equity securities....................................      (731)     (1,057)    (2,107)
  Mortgage and consumer loans..........................   (10,535)     (9,473)    (8,639)
  Real estate and real estate joint ventures...........    (1,069)     (1,323)      (737)
  Other limited partnership interests..................    (1,551)     (1,012)      (893)
Net change in short-term investments...................      (362)        409        215
Purchases of subsidiaries, net of cash received of $0,
  $0 and $0, respectively..............................      (193)         --         --
Proceeds from sales of businesses, net of cash disposed
  of $0, $43 and $7, respectively......................        48         260         18
Net change in policy loans.............................      (176)       (156)       (77)
Net change in other invested assets....................    (1,084)       (598)      (379)
Net change in property, equipment and leasehold
  improvements.........................................      (109)       (114)        17
Other, net.............................................        (4)        (69)         7
                                                         --------   ---------   --------
Net cash used in investing activities..................  $(21,988)  $  (2,507)  $(10,540)
                                                         --------   ---------   --------




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                           2006       2005       2004
                                                         --------   --------   --------


CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 37,411   $ 30,008   $ 28,347
     Withdrawals.......................................   (31,366)   (26,732)   (22,804)
  Net change in payables for collateral under
     securities loaned and other transactions..........    11,110     (4,221)     1,166
  Net change in short-term debt........................       380       (992)    (2,072)
  Long-term debt issued................................       858      1,216         28
  Long-term debt repaid................................      (112)      (794)       (38)
  Capital contribution from the Holding Company........        93         --         --
  Junior subordinated debt securities issued...........        --        399         --
  Dividends on preferred stock.........................        --         --         (7)
  Dividends on common stock............................      (863)    (3,200)      (797)
  Other, net...........................................        --         (7)        --
                                                         --------   --------   --------
Net cash provided by (used in) financing activities....    17,511     (4,323)     3,823
                                                         --------   --------   --------
Change in cash and cash equivalents....................      (332)      (641)        35
Cash and cash equivalents, beginning of year...........     1,787      2,428      2,393
                                                         --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $  1,455   $  1,787   $  2,428
                                                         ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................  $     --   $     58   $     57
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................  $     --   $     --   $     58
                                                         ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................  $  1,787   $  2,370   $  2,336
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................  $  1,455   $  1,787   $  2,370
                                                         ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest..........................................  $    256   $    203   $    140
                                                         ========   ========   ========
     Income tax........................................  $    197   $  1,385   $    950
                                                         ========   ========   ========
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed.................................  $     --   $    366   $     42
       Less: liabilities disposed......................        --        269         17
                                                         --------   --------   --------
       Net assets disposed.............................  $     --   $     97   $     25
       Plus: equity securities received................        --         43         --
       Less: cash disposed.............................        --         43          7
                                                         ========   ========   ========
       Business disposition, net of cash disposed......  $     --   $     97   $     18
                                                         ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation......................................  $     --   $      1   $     50
                                                         ========   ========   ========
     Purchase money mortgage on real estate sale.......  $     --   $     --   $      2
                                                         ========   ========   ========
     Real estate acquired in satisfaction of debt......  $      6   $      1   $      7
                                                         ========   ========   ========
     Transfer from funds withheld at interest to fixed
       maturity securities.............................  $     --   $     --   $    606
                                                         ========   ========   ========
     Contribution of other intangible assets, net of
       income tax......................................  $    377   $     --   $     --
                                                         ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary......................................  $     19   $     --   $     --
                                                         ========   ========   ========



--------

See Note 8 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (collectively the "Company") is a leading provider of insurance and other financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). Outside of the United States, the Company has direct insurance operations in Canada.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Assets, liabilities, revenues, and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1.5 billion and $1.4 billion at December 31, 2006 and 2005, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

     (i) the fair value of investments in the absence of quoted market values;

     (ii)   investment impairments;

     (iii)  the recognition of income on certain investments;

     (iv)   the application of the consolidation rules to certain investments;

     (v)    the fair value of and accounting for derivatives;

     (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     (vii)  the liability for future policyholder benefits;

     (viii) accounting for income taxes and the valuation of deferred tax assets;

     (ix)   accounting for reinsurance transactions;

     (x)    accounting for employee benefit plans; and

     (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate the SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

     Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

     Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates it evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain Structured Investment Transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.1 billion at both December 31, 2006 and 2005. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $538 million and $445 million at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $101 million, $94 million and $93 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.0 billion and $877 million at December 31, 2006 and 2005, respectively. Accumulated amortization of capitalized software was $664 million and $584 million at December 31, 2006 and 2005, respectively. Related amortization expense was $93 million, $97 million and $126 million for the years ended December 31, 2006, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 9% and 10% of the Company's life insurance in-force, and 76% and 86% of the number of life insurance policies in-force, at December 31, 2006 and 2005, respectively. Participating policies represented approximately 34% and 33%, 35% and 34%, and 37% and 37% of gross and net life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2% to 10%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with the Holding Company. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 13) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all the Company's defined benefit pension and other postretirement benefit plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. As of December 31, 2006, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions ("SFAS 106"), as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), were offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from the Holding Company. The accounting policies described below represent those that the Holding Company applies in determining such allocated expense.

     Stock-based compensation grants prior to January 1, 2003 were accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and related interpretations. Compensation expense, if any, was recorded based upon the excess of the quoted market price at grant date over the amount the employee was required to pay to acquire the stock. Under the provisions of APB 25, there was no compensation expense resulting from the issuance of stock options as the exercise price was equivalent to the fair market value at the date of grant. Compensation expense was recognized under the Long-Term Performance Compensation Plan ("LTPCP"), as described more fully in Note 16.

     Stock-based awards granted after December 31, 2002, but prior to January 1, 2006, were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method of SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was accrued over the vesting period of the grant or award, including grants or awards to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retirement-eligible employees. As required by SFAS 148, the Company discloses the pro forma impact as if the stock options granted prior to January 1, 2003 had been accounted for using the fair value provisions of SFAS 123 rather than the intrinsic value method prescribed by APB 25. See Note 16.

     Effective January 1, 2006, the Holding Company adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which replaces SFAS 123 and supersedes APB 25. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of the Holding Company's stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, the Company recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. SFAS 123(r) also requires an estimation of future forfeitures of stock-based awards to be incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

     (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

     (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

     (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

     (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

     (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there is no impact of adoption due to changes in measurement date. See also Summary of "Significant Accounting Policies and Critical Accounting Estimates" and Note 15.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, the Holding Company adopted SFAS 123(r) including supplemental application guidance issued by the SEC in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment ("SAB 107") -- using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. The Holding Company had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003, and prior to January 1, 2003, accounted for its stock-based awards to employees under the intrinsic value method prescribed by APB 25. The Holding Company did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by APB 25 had vested prior to the adoption date and the Company, in conjunction with the Holding Company, had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003. As required by SFAS 148, and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


carried forward in the provisions of SFAS 123(r), the Company discloses the pro forma impact as if stock-based awards accounted for under APB 25 had been accounted for under the fair value method in Note 16.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), the Holding Company changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's consolidated financial position or results of operations for the year ended December 31, 2006.

     Additionally, for awards granted after adoption, the Holding Company changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility. The pro forma impact of this change in expense recognition policy for stock-based compensation is detailed in Note 16.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

     (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

     (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company prospectively adopted FSP No. FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"). FSP 106-2 provides accounting guidance to employers that sponsor postretirement health care plans that provide prescription drug benefits. The Company began receiving subsidies on prescription drug benefits during 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Prescription Drug Act") based on the Company's determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. The postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced by $213 million at July 1, 2004. See also Note 15.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability, under certain variable annuity and life contracts and income tax. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income tax, which were recorded as cumulative effects of changes in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and PABs. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income tax, which were reported as cumulative effects of changes in accounting. As a result of the adoption of SOP 03-1, the Company recorded a cumulative effect of a change in accounting of $52 million, net of income tax of $27 million, for the year ended December 31, 2004.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In December 2006, the FASB issued FSP EITF 00-19-2, Accounting for Registration Payment Arrangements ("FSP EITF 00-19-2"). FSP EITF 00-19-2 specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement should be separately recognized and measured in accordance with SFAS No. 5, Accounting for Contingencies. FSP EITF 00-19-2 is effective immediately for registration payment arrangements and the financial instruments subject to those arrangements that are entered into or modified subsequent to December 21, 2006. For registration payment arrangements and financial instruments subject to those arrangements that were entered into prior to December 21, 2006, the guidance in the FSP is effective for fiscal years beginning after December 15, 2006. The Company does not expect FSP EITF 00-19-2 to have a material impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In July 2006, the FASB issued FSP No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The guidance in FSP 13-2 is effective for fiscal years beginning after December 15, 2006.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company does not expect FSP 13-2 to have a material impact on the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's preliminary evaluation work, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of between $10 million and $30 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $180 million and $220 million, net of income tax, which will be recorded as a reduction to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $15 million to $30 million, net of income tax.

2.  ACQUISITIONS AND DISPOSITIONS

     On October 20, 2006, the Holding Company sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection with the sale and merger of CLIC, the Holding Company contributed $17 million to the Company. See
Note 16.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC ("MRS") (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the value of customer relationships acquired ("VOCRA").

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution from the Holding Company of $377 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through the Holding Company's acquisition of Travelers and was transferred at its amortized cost basis. See Notes 7 and 16.

     Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL, both in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale.

     See Note 19 for information on the disposition of P.T. Sejahtera ("MetLife Indonesia") and SSRM Holdings, Inc. ("SSRM").

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                             DECEMBER 31, 2006
                                             ------------------------------------------------
                                                              GROSS
                                              COST OR       UNREALIZED
                                             AMORTIZED   ---------------    ESTIMATED    % OF
                                                COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                             ---------   ------   ------   ----------   -----
                                                               (IN MILLIONS)


U.S. corporate securities..................   $ 51,003   $1,829   $  492    $ 52,340     32.2%
Residential mortgage-backed securities.....     34,617      312      204      34,725     21.4
Foreign corporate securities...............     23,599    1,618      226      24,991     15.4
U.S. Treasury/agency securities............     20,662      944      108      21,498     13.2
Commercial mortgage-backed securities......     11,794      164       72      11,886      7.3
Asset-backed securities....................      9,369       55       41       9,383      5.8
Foreign government securities..............      4,653    1,001       12       5,642      3.5
State and political subdivision
  securities...............................      1,743       27       12       1,758      1.1
Other fixed maturity securities............        233        6       77         162      0.1
                                              --------   ------   ------    --------    -----
  Total fixed maturity securities..........   $157,673   $5,956   $1,244    $162,385    100.0%
                                              ========   ======   ======    ========    =====
Common stock...............................   $  1,454   $  457   $   14    $  1,897     54.4%
Non-redeemable preferred stock.............      1,546       59       15       1,590     45.6
                                              --------   ------   ------    --------    -----
  Total equity securities..................   $  3,000   $  516   $   29    $  3,487    100.0%
                                              ========   ======   ======    ========    =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                             DECEMBER 31, 2005
                                             ------------------------------------------------
                                                              GROSS
                                              COST OR       UNREALIZED
                                             AMORTIZED   ---------------    ESTIMATED    % OF
                                                COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                             ---------   ------   ------   ----------   -----
                                                               (IN MILLIONS)


U.S. corporate securities..................   $ 48,056   $2,507   $  358    $ 50,205     33.9%
Residential mortgage-backed securities.....     30,213      315      292      30,236     20.4
Foreign corporate securities...............     22,922    1,625      258      24,289     16.4
U.S. Treasury/agency securities............     17,858    1,333       18      19,173     13.0
Commercial mortgage-backed securities......     10,793      194      102      10,885      7.4
Asset-backed securities....................      6,412       74       29       6,457      4.4
Foreign government securities..............      4,734      999       10       5,723      3.9
State and political subdivision
  securities...............................        738       21       10         749      0.5
Other fixed maturity securities............        203       10       33         180      0.1
                                              --------   ------   ------    --------    -----
  Total fixed maturity securities..........   $141,929   $7,078   $1,110    $147,897    100.0%
                                              ========   ======   ======    ========    =====
Common stock...............................   $  1,616   $  229   $   25    $  1,820     82.1%
Non-redeemable preferred stock.............        373       27        3         397     17.9
                                              --------   ------   ------    --------    -----
  Total equity securities..................   $  1,989   $  256   $   28    $  2,217    100.0%
                                              ========   ======   ======    ========    =====



     The Company held foreign currency derivatives with notional amounts of $7.3 billion and $4.9 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $12.0 billion and $10.2 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $534 million and $388 million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $10 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $3 million and $1 million at December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2006                     2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................   $  4,531    $  4,616     $  4,271    $  4,320
Due after one year through five years...     28,494      29,095       20,419      20,899
Due after five years through ten years..     25,535      26,071       29,365      30,335
Due after ten years.....................     43,333      46,609       40,456      44,765
                                           --------    --------     --------    --------
  Subtotal..............................    101,893     106,391       94,511     100,319
Mortgage-backed, commercial mortgage-
  backed and other asset-backed
  securities............................     55,780      55,994       47,418      47,578
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $157,673    $162,385     $141,929    $147,897
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Proceeds.........................................  $57,861   $97,347   $53,639
Gross investment gains...........................  $   387   $   623   $   792
Gross investment losses..........................  $  (855)  $  (956)  $  (468)

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                             DECEMBER 31, 2006
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $11,033       $152        $ 8,162       $340        $19,195      $  492
Residential mortgage-backed
  securities..................     10,108         52          8,329        152         18,437         204
Foreign corporate securities..      4,319         61          4,411        165          8,730         226
U.S. Treasury/agency
  securities..................      9,075         99            377          9          9,452         108
Commercial mortgage-backed
  securities..................      3,799         21          2,058         51          5,857          72
Asset-backed securities.......      3,184         27            662         14          3,846          41
Foreign government
  securities..................        409          6            242          6            651          12
State and political
  subdivision securities......        217          9            104          3            321          12
Other fixed maturity
  securities..................        122         77             --         --            122          77
                                  -------       ----        -------       ----        -------      ------
  Total fixed maturity
     securities...............    $42,266       $504        $24,345       $740        $66,611      $1,244
                                  =======       ====        =======       ====        =======      ======
Equity securities.............    $   613       $ 17        $   287       $ 12        $   900      $   29
                                  =======       ====        =======       ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      4,134                     2,129                     6,263
                                  =======                   =======                   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                             DECEMBER 31, 2005
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $12,171       $275        $2,295        $ 83        $14,466      $  358
Residential mortgage-backed
  securities..................     18,839        267           884          25         19,723         292
Foreign corporate securities..      6,995        200         1,621          58          8,616         258
U.S. Treasury/agency
  securities..................      2,856         16           107           2          2,963          18
Commercial mortgage-backed
  securities..................      5,323         89           401          13          5,724         102
Asset-backed securities.......      2,289         21           239           8          2,528          29
Foreign government
  securities..................        429          9           161           1            590          10
State and political
  subdivision securities......        327         10            --          --            327          10
Other fixed maturity
  securities..................         --         29            38           4             38          33
                                  -------       ----        ------        ----        -------      ------
  Total fixed maturity
     securities...............    $49,229       $916        $5,746        $194        $54,975      $1,110
                                  =======       ====        ======        ====        =======      ======
Equity securities.............    $   409       $ 24        $   57        $  4        $   466      $   28
                                  =======       ====        ======        ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      3,607                      675                      4,282
                                  =======                   ======                    =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                        DECEMBER 31, 2006
                                  ------------------------------------------------------------
                                        COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months............   $32,410      $25      $  346      $ 7      3,112       62
Six months or greater but less
  than nine months..............     1,657        3          28        1        300        1
Nine months or greater but less
  than twelve months............     9,305       --         139       --        659       --
Twelve months or greater........    25,356       28         746        6      2,123        6
                                   -------      ---      ------      ---      -----       --
  Total.........................   $68,728      $56      $1,259      $14      6,194       69
                                   =======      ===      ======      ===      =====       ==


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                        DECEMBER 31, 2005
                                  ------------------------------------------------------------
                                        COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months............   $43,966      $68      $  732      $18      2,827        89
Six months or greater but less
  than nine months..............     2,666        4          82        2        268         7
Nine months or greater but less
  than twelve months............     3,874       --         106       --        415         1
Twelve months or greater........     5,980       21         193        5        668         7
                                   -------      ---      ------      ---      -----       ---
  Total.........................   $56,486      $93      $1,113      $25      4,178       104
                                   =======      ===      ======      ===      =====       ===



     At December 31, 2006 and 2005, $1.3 billion and $1.1 billion, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $14 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. Of such unrealized losses of $14 million, $7 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $25 million, $18 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held four fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 each greater than $10 million. These securities represented 7%, or $95 million in the aggregate, of the gross unrealized loss on fixed maturity securities and equity securities. There were no securities with a gross unrealized loss greater than $10 million at December 31, 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $1.3 billion and $1.1 billion, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----


SECTOR:
  U.S. corporate securities..................................    39%    31%
  Residential mortgage-backed securities.....................    16     26
  Foreign corporate securities...............................    18     23
  U.S. Treasury/agency securities............................     8      2
  Commercial mortgage-backed securities......................     6      9
  Other......................................................    13      9
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Industrial.................................................    24%    25%
  Mortgage-backed............................................    22     35
  Utility....................................................    12      8
  Government.................................................     9      3
  Finance....................................................     7      7
  Other......................................................    26     22
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $30.1 billion and $19.5 billion and an estimated fair value of $31.0 billion and $20.4 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $32.0 billion and $21.0 billion at December 31, 2006 and 2005, respectively. Security collateral of $17 million and $33 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1.2 billion and $1.5 billion at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $2.3 billion and $1.5 billion at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2006                2005
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)


Commercial mortgage loans...................  $28,369      78%    $26,574      80%
Agricultural mortgage loans.................    7,527      21       6,242      19
Consumer loans..............................      203       1         427       1
                                              -------     ---     -------     ---
  Subtotal..................................   36,099     100%     33,243     100%
                                                          ===                 ===
Less: Valuation allowances..................      160                 149
                                              -------             -------
  Mortgage and consumer loans...............  $35,939             $33,094
                                              =======             =======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2006, 19%, 7% and 6% of the value of the Company's mortgage and consumer loans were located in California, New York and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Of the mortgage loans held at December 31, 2006 and 2005, $0 and $781 million, respectively, of the loans granted, were in connection with Metropolitan Insurance and Annuity Company's ("MIAC"), a related party, purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL, also a related party, in 2004. In 2006, MTL sold Peter Cooper Village and Stuyvesant Town real estate properties located in New York City, to a third party for $5.4 billion. Concurrent with the sale, MTL repaid the related $770 million mortgage, including accrued interest, it owed to the Company. In 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $372 million and $379 million at December 31, 2006 and 2005, respectively.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $149   $154   $126
Additions..............................................    28     43     56
Deductions.............................................   (17)   (48)   (28)
                                                         ----   ----   ----
Balance at December 31,................................  $160   $149   $154
                                                         ====   ====   ====



     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Impaired loans with valuation allowances.....................  $371    $11
Impaired loans without valuation allowances..................    39     86
                                                               ----    ---
  Subtotal...................................................   410     97
Less: Valuation allowances on impaired loans.................    20      2
                                                               ----    ---
  Impaired loans.............................................  $390    $95
                                                               ====    ===



     The average investment in impaired loans was $145 million, $152 million and $376 million for the years ended December 31, 2006, 2005 and 2004, respectively. Interest income on impaired loans was $1 million, $6 million and $25 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The investment in restructured loans was $9 million and $37 million at December 31, 2006 and 2005, respectively. Interest income of $1 million, $2 million and $9 million was recognized on restructured loans for the years ended December 31, 2006, 2005 and 2004, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $1 million, $3 million and $11 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $7 million and $17 million at December 31, 2006 and 2005, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $35 million and $0 at December 31, 2006 and 2005, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $30 million and $7 million at December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                             DECEMBER 31,
                                                           ----------------
                                                             2006     2005
                                                           -------   ------
                                                             (IN MILLIONS)


Real estate..............................................  $ 4,297   $4,187
Accumulated depreciation.................................   (1,140)    (962)
                                                           -------   ------
Net real estate..........................................    3,157    3,225
Real estate joint ventures...............................    1,328      862
                                                           -------   ------
  Real estate and real estate joint ventures.............  $ 4,485   $4,087
                                                           =======   ======



     The components of real estate and real estate joint ventures are as follows:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Real estate and real estate joint ventures held-for-
  investment..............................................  $4,485   $3,778
Real estate held-for-sale.................................      --      309
                                                            ------   ------
  Real estate and real estate joint ventures..............  $4,485   $4,087
                                                            ======   ======



     Related depreciation expense was $110 million, $120 million and $162 million for the years ended December 31, 2006, 2005 and 2004, respectively. These amounts include $3 million, $17 million and $45 million of depreciation expense related to discontinued operations for the years ended December 31, 2006, 2005 and 2004, respectively.

     Real estate and real estate joint ventures held-for-sale recognized impairments of $8 million, $5 million and $13 million for the years ended December 31, 2006, 2005 and 2004, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $8 million and $30 million at December 31, 2006 and 2005, respectively. The Company owned real estate acquired in satisfaction of debt of less than $1 million at both December 31, 2006 and 2005.

     Real estate and real estate joint ventures were categorized as follows:


                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)


Office........................................  $2,335      52%    $2,529      62%
Apartments....................................     737      17        447      11
Retail........................................     534      12        612      15
Real estate investment funds..................     307       7         45       1
Industrial....................................     291       6        276       7
Development joint ventures....................     169       4         --      --
Land..........................................      50       1         40       1
Other.........................................      62       1        138       3
                                                ------     ---     ------     ---
  Total.......................................  $4,485     100%    $4,087     100%
                                                ======     ===     ======     ===


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 26%, 16% and 16% of the Company's real estate holdings were located in New York, California and Texas, respectively.

  LEVERAGED LEASES

     Investment in leveraged leases, included in other invested assets, consisted of the following:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Rental receivables, net...................................  $1,055   $  991
Estimated residual values.................................     887      735
                                                            ------   ------
  Subtotal................................................   1,942    1,726
Unearned income...........................................    (694)    (645)
                                                            ------   ------
  Investment in leveraged leases..........................  $1,248   $1,081
                                                            ======   ======



     The Company's deferred income tax liability related to leveraged leases was $670 million and $679 million at December 31, 2006 and 2005, respectively. The rental receivables set forth are generally due in periodic installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years.

     The components of net income from investment in leveraged leases are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Income from investment in leveraged leases (included in
  net
  investment income)....................................  $ 51   $ 54    $26
Income tax expense on leveraged leases..................   (18)   (19)    (9)
                                                          ----   ----    ---
Net income from leveraged leases........................  $ 33   $ 35    $17
                                                          ====   ====    ===



  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4.0 billion and $3.5 billion at December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Fixed maturity securities........................  $ 9,551   $ 8,588   $ 8,085
Equity securities................................       58        53        65
Mortgage and consumer loans......................    2,315     2,246     1,957
Policy loans.....................................      495       497       492
Real estate and real estate joint ventures.......      750       545       436
Other limited partnership interests..............      705       676       324
Cash, cash equivalents and short-term
  investments....................................      201       113        64
Other............................................      465       381       179
                                                   -------   -------   -------
  Total investment income........................   14,540    13,099    11,602
Less: Investment expenses........................    2,233     1,370       807
                                                   -------   -------   -------
  Net investment income..........................  $12,307   $11,729   $10,795
                                                   =======   =======   =======



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $20 million, $16 million and $14 million, respectively, related to fixed maturity securities and $112 million, $189 million and $117 million, respectively, related to mortgage and consumer loans, are included in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income.

     In the second quarter of 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized as affiliated investment income when received.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Fixed maturity securities............................  $(572)  $(518)  $  81
Equity securities....................................     67     121     150
Mortgage and consumer loans..........................    (16)     31      54
Real estate and real estate joint ventures...........     38       7       5
Other limited partnership interests..................      2      43      53
Derivatives..........................................   (458)    410    (232)
Other................................................    112      85     171
                                                       -----   -----   -----
  Net investment gains (losses)......................  $(827)  $ 179   $ 282
                                                       =====   =====   =====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($20) million, $28 million and $15 million, respectively, are included within Other in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $37 million, $64 million and $93 million for the years ended December 31, 2006, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Fixed maturity securities........................  $ 4,685   $ 5,972   $ 8,571
Equity securities................................      483       225       270
Derivatives......................................     (238)     (207)     (494)
Minority interest................................     (159)     (171)     (103)
Other............................................       --       (82)       34
                                                   -------   -------   -------
  Subtotal.......................................    4,771     5,737     8,278
                                                   -------   -------   -------
Amounts allocated from:
  Future policy benefit loss recognition.........     (806)   (1,259)   (1,953)
  DAC and VOBA...................................     (239)     (148)     (407)
  Policyholder dividend obligation...............   (1,062)   (1,492)   (2,119)
                                                   -------   -------   -------
     Subtotal....................................   (2,107)   (2,899)   (4,479)
                                                   -------   -------   -------
     Deferred income tax.........................     (968)   (1,029)   (1,391)
                                                   -------   -------   -------
          Subtotal...............................   (3,075)   (3,928)   (5,870)
                                                   -------   -------   -------
Net unrealized investment gains (losses).........  $ 1,696   $ 1,809   $ 2,408
                                                   =======   =======   =======



     The changes in net unrealized investment gains (losses) are as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2006      2005     2004
                                                     ------   -------   ------
                                                           (IN MILLIONS)


Balance, January 1,................................  $1,809   $ 2,408   $2,405
Unrealized investment gains (losses) during the
  year.............................................    (966)   (2,556)     281
Unrealized investment gains (losses) of
  subsidiaries at the
  date of sale.....................................      --        15       --
Unrealized investment gains (losses) relating to:
  Future policy benefit gains (losses)
     recognition...................................     453       694     (500)
  DAC and VOBA.....................................     (91)      259       88
  Participating contracts..........................      --        --      117
  Policyholder dividend obligation.................     430       627       11
  Deferred income tax..............................      61       362        6
                                                     ------   -------   ------
Balance, December 31, .............................  $1,696   $ 1,809   $2,408
                                                     ======   =======   ======
Net change in unrealized investment gains
  (losses).........................................  $ (113)  $  (599)  $    3
                                                     ======   =======   ======



  TRADING SECURITIES

     During 2005, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income related to fixed maturity securities.

     At December 31, 2006 and 2005, trading securities were $563 million and $373 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $387 million and $271 million, respectively. The Company had pledged $614 million and $375 million of its assets, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio for the years ended December 31, 2006 and 2005, respectively.

     During the years ended December 31, 2006 and 2005, interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities totaled $32 million and ($3) million, respectively. Changes in the fair value of such trading securities and short sale agreement liabilities, totaled $3 million and less than $1 million for the years ended December 31, 2006 and 2005, respectively. The Company did not hold any trading securities during the year ended December 31, 2004.

  STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments, included in fixed maturity securities, was $354 million and $362 million at December 31, 2006 and 2005, respectively. The related net investment income recognized was $43 million, $28 million and $44 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that: (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2006; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                          DECEMBER 31, 2006
                                          -------------------------------------------------
                                            PRIMARY BENEFICIARY     NOT PRIMARY BENEFICIARY
                                          -----------------------   -----------------------
                                                        MAXIMUM                   MAXIMUM
                                            TOTAL     EXPOSURE TO     TOTAL     EXPOSURE TO
                                          ASSETS(1)     LOSS(2)     ASSETS(1)     LOSS(2)
                                          ---------   -----------   ---------   -----------
                                                            (IN MILLIONS)


Asset-backed securitizations and
  collateralized debt obligations.......     $ --         $--        $ 1,909       $  207
Real estate joint ventures(3)...........       53          45            269            6
Other limited partnership interests(4)..       84           3         19,152        1,478
Other investments(5)....................       --          --         20,620        1,452
                                             ----         ---        -------       ------
  Total.................................     $137         $48        $41,950       $3,143
                                             ====         ===        =======       ======



--------

   (1) The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                        DECEMBER 31, 2006                 DECEMBER 31, 2005
                                 -------------------------------   -------------------------------
                                              CURRENT MARKET OR                 CURRENT MARKET OR
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)


Interest rate swaps............   $17,865    $207       $   79      $12,857    $294        $ 12
Interest rate floors...........    25,955     193           --        6,515      80          --
Interest rate caps.............    19,754     119           --       24,970     224          --
Financial futures..............     6,824      52           19           63       1          --
Foreign currency swaps.........    14,952     287        1,102        9,256      74         852
Foreign currency forwards......     1,204      22            4        2,333      26          41
Options........................         1       1           --          221       2           2
Financial forwards.............     2,900      12           24        2,446      13           1
Credit default swaps...........     5,023       4           16        4,789      11           9
Synthetic GICs.................     3,739      --           --        5,477      --          --
Other..........................       250      56           --          250       9          --
                                  -------    ----       ------      -------    ----        ----
  Total........................   $98,467    $953       $1,244      $69,177    $734        $917
                                  =======    ====       ======      =======    ====        ====



     The above table does not include notional values for equity financial forwards. At both December 31, 2006 and 2005, the Company owned 132,000 equity financial forwards. Market values of equity financial forwards are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                         REMAINING LIFE
                                    --------------------------------------------------------
                                                  AFTER        AFTER
                                                ONE YEAR    FIVE YEARS
                                    ONE YEAR     THROUGH      THROUGH    AFTER TEN
                                     OR LESS   FIVE YEARS    TEN YEARS     YEARS      TOTAL
                                    --------   ----------   ----------   ---------   -------
                                                          (IN MILLIONS)


Interest rate swaps...............   $   754     $10,427      $ 3,478      $3,206    $17,865
Interest rate floors..............        --       7,068       18,887          --     25,955
Interest rate caps................     2,770      16,984           --          --     19,754
Financial futures.................     6,824          --           --          --      6,824
Foreign currency swaps............       493       7,125        6,015       1,319     14,952
Foreign currency forwards.........     1,204          --           --          --      1,204
Options...........................        --          --            1          --          1
Financial forwards................        --          --           --       2,900      2,900
Credit default swaps..............       487       4,330          206          --      5,023
Synthetic GICs....................     3,427         312           --          --      3,739
Other.............................        --         250           --          --        250
                                     -------     -------      -------      ------    -------
  Total...........................   $15,959     $46,496      $28,587      $7,425    $98,467
                                     =======     =======      =======      ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                        DECEMBER 31, 2006                 DECEMBER 31, 2005
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)


Fair value.....................   $ 7,890    $290       $   84      $ 4,419    $ 50        $104
Cash flow......................     2,656      33          149        6,233      29         437
Foreign operations.............       489      --           39          834       2          37
Non-qualifying.................    87,432     630          972       57,691     653         339
                                  -------    ----       ------      -------    ----        ----
  Total........................   $98,467    $953       $1,244      $69,177    $734        $917
                                  =======    ====       ======      =======    ====        ====



     The following table presents the settlement payments recorded in income for the:


                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2006   2005    2004
                                                        ----   ----   -----
                                                           (IN MILLIONS)


Qualifying hedges:
  Net investment income...............................  $ 48   $ 42   $(144)
  Interest credited to policyholder account balances..   (26)    17      45
Non-qualifying hedges:
  Net investment gains (losses).......................   225     86      51
                                                        ----   ----   -----
     Total............................................  $247   $145   $ (48)
                                                        ====   ====   =====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                       YEARS ENDED DECEMBER
                                                                31,
                                                       --------------------
                                                        2006    2005   2004
                                                       -----   -----   ----
                                                           (IN MILLIONS)


Changes in the fair value of derivatives.............  $ 278   $(118)  $ 64
Changes in the fair value of the items hedged........   (278)    116    (49)
                                                       -----   -----   ----
Net ineffectiveness of fair value hedging
  activities.........................................  $  --   $  (2)  $ 15
                                                       =====   =====   ====



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) financial forwards to buy and sell securities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized net investment gains (losses) of ($21) million and ($31) million, respectively, which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment gains (losses) for the years ended December 31, 2006, 2005 and 2004 related to such discontinued cash flow hedges were $3 million, $42 million and $29 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Other comprehensive income (loss) balance at January
  1,.................................................  $(207)  $(447)  $(385)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges.............................................    (44)    196     (98)
Amounts reclassified to net investment gains
  (losses)...........................................     (1)     44      41
Amounts reclassified to net investment income........     15       2       2
Amortization of transition adjustment................     (1)     (2)     (7)
                                                       -----   -----   -----
Other comprehensive income (loss) balance at December
  31,................................................  $(238)  $(207)  $(447)
                                                       =====   =====   =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006, $52 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2006, 2005 and 2004.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2006, 2005 and 2004 include losses of $7 million, $27 million and $47 million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2006 and 2005, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income related to these hedges was $91 million and $84 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities; (iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) credit default swaps to diversify credit risk exposure to certain portfolios; (vi) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (vii) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (viii) financial forwards to buy and sell securities; (ix) GICs to synthetically create traditional GICs; (x) credit default swaps and TRRs to synthetically create investments; and (xi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($701) million, $372 million and ($141) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $57 million and $50 million at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $113 million and $10 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) during the years ended December 31, 2006, 2005 and 2004 were gains (losses) of $12 million, $29 million and $34 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $94 million and $34 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $16 million and $0, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     As of December 31, 2006 and 2005, the Company provided collateral of $80 million and $0, respectively, which is included in fixed maturity securities in the consolidated balance sheets. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $23 million and $15 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                       DAC     VOBA    TOTAL
                                                     -------   ----   -------
                                                           (IN MILLIONS)


Balance at January 1, 2004.........................  $ 9,390   $836   $10,226
  Capitalizations..................................    1,817     --     1,817
                                                     -------   ----   -------
       Subtotal....................................   11,207    836    12,043
                                                     -------   ----   -------
  Less: Amortization related to:
     Net investment gains (losses).................        5      1         6
     Unrealized investment gains (losses)..........      (12)   (76)      (88)
     Other expenses................................    1,058     81     1,139
                                                     -------   ----   -------
       Total amortization..........................    1,051      6     1,057
                                                     -------   ----   -------
  Less: Dispositions and other.....................      (99)    23       (76)
                                                     -------   ----   -------
Balance at December 31, 2004.......................   10,255    807    11,062
  Capitalizations..................................    1,619     --     1,619
                                                     -------   ----   -------
       Subtotal....................................   11,874    807    12,681
                                                     -------   ----   -------
  Less: Amortization related to:
     Net investment gains (losses).................       13      2        15
     Unrealized investment gains (losses)..........     (244)   (15)     (259)
     Other expenses................................    1,304     66     1,370
                                                     -------   ----   -------
       Total amortization..........................    1,073     53     1,126
                                                     -------   ----   -------
  Less: Dispositions and other.....................      120     (3)      117
                                                     -------   ----   -------
Balance at December 31, 2005.......................   10,681    757    11,438
  Capitalizations..................................    1,677     --     1,677
                                                     -------   ----   -------
       Subtotal....................................   12,358    757    13,115
                                                     -------   ----   -------
  Less: Amortization related to:
     Net investment gains (losses).................     (136)    (2)     (138)
     Unrealized investment gains (losses)..........      105    (14)       91
     Other expenses................................    1,248    (21)    1,227
                                                     -------   ----   -------
       Total amortization..........................    1,217    (37)    1,180
                                                     -------   ----   -------
  Less: Dispositions and other.....................      (85)   (23)     (108)
                                                     -------   ----   -------
Balance at December 31, 2006.......................  $11,226   $817   $12,043
                                                     =======   ====   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $67 million in 2007, $69 million in 2008, $66 million in 2009, $40 million in 2010, and $43 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Balance at January 1,.......................................  $200   $217
Acquisitions................................................     2      1
Dispositions and other, net.................................    --    (18)
                                                              ----   ----
Balance at December 31,.....................................  $202   $200
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     VODA and VOCRA, which are reported within other assets in the consolidated balance sheet, were $439 million, net of amortization accumulation of $2 million, at December 31, 2006 due to the VODA of $389 million contributed by the Holding Company and the VOCRA of $52 million acquired from MRS. Amortization expense for the year ended December 31, 2006 was $2 million. See Notes 2 and 16.

     The value of the other identifiable intangibles discussed above reflects the estimated fair value of Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discounted rate of 11.5% was used to value these intangible assets.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $8 million in 2007, $12 million in 2008, $15 million in 2009, $18 million in 2010 and $21 million in 2011.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2006     2005     2004
                                                         ----     ----     ----
                                                              (IN MILLIONS)


Balance at January 1,..................................  $ 95      $75      $52
Capitalization.........................................    31       29       29
Amortization...........................................    (5)      (9)      (6)
                                                         ----      ---      ---
Balance at December 31, ...............................  $121      $95      $75
                                                         ====      ===      ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $64.5 billion and $57.4 billion at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $16.5 billion and $15.7 billion at December 31, 2006 and 2005, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rates credited on these contracts were 4.7% and 4.5% at December 31, 2006 and 2005, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.2 billion, $1.1 billion and $998 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Fixed maturity securities....................................   $ 5    $--
Equity securities............................................   $35    $30
Cash and cash equivalents....................................   $ 1    $ 1


     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2006, 2005 and 2004, the Company issued $5.2 billion, $4.0 billion and $4.0 billion, respectively, and repaid $1.5 billion, $1.1 billion and $150 million, respectively, of GICs under this program. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in policyholder account balances, were $16.8 billion and $12.1 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $673 million, $384 million and $142 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Balance at January 1, ...........................  $ 4,191   $ 3,847   $ 3,560
  Less: Reinsurance recoverables.................     (295)     (292)     (289)
                                                   -------   -------   -------
Net balance at January 1, .......................    3,896     3,555     3,271
                                                   -------   -------   -------
Incurred related to:
  Current year...................................    2,997     2,791     2,491
  Prior years....................................      (28)      (41)       (9)
                                                   -------   -------   -------
                                                     2,969     2,750     2,482
                                                   -------   -------   -------
Paid related to:
  Current year...................................   (1,814)   (1,667)   (1,519)
  Prior years....................................     (819)     (742)     (679)
                                                   -------   -------   -------
                                                    (2,633)   (2,409)   (2,198)
                                                   -------   -------   -------
Net Balance at December 31, .....................    4,232     3,896     3,555
  Add: Reinsurance recoverables..................      268       295       292
                                                   -------   -------   -------
Balance at December 31,..........................  $ 4,500   $ 4,191   $ 3,847
                                                   =======   =======   =======



     As a result of changes in estimates of insured events in the prior years, the claims and claim adjustment expenses decreased by $28 million in 2006 due to improved loss ratio liabilities for non-medical health claim liabilities and improved claims management.

     In 2005, the claims and claim adjustment expenses decreased by $41 million due to a refinement in the estimation methodology for non-medical health long-term care claim liabilities, improved loss ratio liabilities for non-medical health claim liabilities and improved claims management.

     In 2004, the claims and claim adjustment expenses decreased by $9 million due to improved loss ratios in non-medical health claim liabilities and improved claims management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2006                             2005
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value..............     $   3,233             N/A        $   2,527             N/A
  Net amount at risk(2)...............     $      --(3)          N/A        $       1(3)          N/A
  Average attained age of
     contractholders..................      59 years             N/A         58 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Separate account value..............     $  34,362       $   5,273        $  31,646       $   3,847
  Net amount at risk(2)...............     $     354(3)    $      16(4)     $     521(3)    $      17(4)
  Average attained age of
     contractholders..................      61 years        57 years         60 years        57 years
TWO TIER ANNUITIES
  General account value...............           N/A       $     296              N/A       $     229
  Net amount at risk(2)...............           N/A       $      53(5)           N/A       $      36(5)
  Average attained age of
     contractholders..................           N/A        58 years              N/A        58 years




                                                                  DECEMBER 31,
                                            -------------------------------------------------------
                                                                                     2005
                                                                          -------------------------
                                                       2006
                                            -------------------------
                                             SECONDARY       PAID UP       SECONDARY       PAID UP
                                            GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                            ----------     ----------     ----------     ----------
                                                                 (IN MILLIONS)


UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate
  account)................................   $   6,094      $   1,770      $   5,413      $   1,680
Net amount at risk(2).....................   $ 101,431(3)   $  14,500(3)   $  98,907(3)   $  15,633(3)
Average attained age of policyholders.....    46 years       53 years       45 years       52 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                                   UNIVERSAL AND VARIABLE
                                        ANNUITY CONTRACTS              LIFE CONTRACTS
                                 ------------------------------   -----------------------
                                                    GUARANTEED
                                   GUARANTEED     ANNUITIZATION    SECONDARY     PAID UP
                                 DEATH BENEFITS      BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                 --------------   -------------   ----------   ----------   -----
                                                           (IN MILLIONS)


Balance at January 1, 2004.....        $ 8             $16            $ 6          $ 6       $ 36
Incurred guaranteed benefits...          4              (9)             4            1         --
Paid guaranteed benefits.......         (6)             --             (4)          --        (10)
                                       ---             ---            ---          ---       ----
Balance at December 31, 2004...          6               7              6            7         26
Incurred guaranteed benefits...          4              --              3            3         10
Paid guaranteed benefits.......         (2)             --             (1)          --         (3)
                                       ---             ---            ---          ---       ----
Balance at December 31, 2005...          8               7              8           10         33
Incurred guaranteed benefits...          1              --              1           (1)         1
Paid guaranteed benefits.......         (3)             --             --           --         (3)
                                       ---             ---            ---          ---       ----
Balance at December 31, 2006...        $ 6             $ 7            $ 9          $ 9       $ 31
                                       ===             ===            ===          ===       ====



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $23,510   $21,143
  Bond..................................................    2,757     2,606
  Balanced..............................................    1,125     1,074
  Money Market..........................................      220       206
  Specialty.............................................      522       229
                                                          -------   -------
     Total..............................................  $28,134   $25,258
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $25 million per life on single life individual policies and $30 million per life on survivorship individual policies and reinsure 100% of amounts in

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA") retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Direct premiums..................................  $16,960   $16,466   $15,347
Reinsurance assumed..............................    5,569     5,046     4,348
Reinsurance ceded................................   (2,245)   (2,256)   (2,258)
                                                   -------   -------   -------
Net premiums.....................................  $20,284   $19,256   $17,437
                                                   =======   =======   =======
Reinsurance recoverables netted against
  policyholder benefits and claims...............  $ 1,552   $ 1,495   $ 1,626
                                                   =======   =======   =======



     Reinsurance recoverables, included in premiums and other receivables, were $5.2 billion and $3.8 billion at December 31, 2006 and 2005, respectively, including $1.2 billion and $1.3 billion, respectively, relating to reinsurance of long-term GICs and structured settlement lump sum contracts accounted for as a financing transaction, and $1.4 billion at December 31, 2006, relating to the reinsurance of investment-type contracts held by small market defined contribution plans. Reinsurance and ceded commissions payables, included in other liabilities, were $202 million and $263 million at December 31, 2006 and 2005, respectively.

     Included in premiums and other receivables are reinsurance due from Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC''), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI USA"), and MetLife Investors Insurance Company, all of which are related parties, of $1.7 billion and $1.4 billion at December 31, 2006 and 2005, respectively.

     Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from TLIC, MTL, First MetLife Investors Group, Inc., MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd., MLI USA, and MICC related parties of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$422 million, $278 million, $361 million and $4.5 billion at December 31, 2006. Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from MTL, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, MLI USA, MICC, Exeter Reassurance Company, Ltd. and TLIC, all of which are related parties, of $1.2 billion, $268 million, $389 million and $3.1 billion at December 31, 2005.

     On December 1, 2006, TLIC, an affiliate of the Company recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. The Company will transfer cash in the amount of $984 million, which represents the fair value of the returned future policy benefits. As a result of this transaction, the Company recognized an expense of $184 million.

     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("General American") entered into a reinsurance agreement to cede an in force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by General American on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, General American transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, General American recognized a realized gain of $19 million, net of income taxes. General American also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, General American ceded premiums and related fees of $119 million and $192 million, respectively, and ceded benefits and related costs of $98 million and $143 million, respectively, for the years ended December 31, 2006 and 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2006 and 2005 were $1.0 billion and $932 million, respectively.

     For the years ended December 31, 2006, 2005 and 2004, reinsurance ceded and assumed include affiliated transactions of $508 million, $529 million and $466 million, respectively.

     For the years ended December 31, 2006 and 2005, premiums, policyholder benefits and claims, and commission expenses include assumed related party transactions of $42 million, $86 million and $30 million, and $37 million, $108 million and $137 million, respectively.

9.  CLOSED BLOCK

     On April 7, 2000 (the "Demutualization Date"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:


                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


CLOSED BLOCK LIABILITIES
Future policy benefits..................................  $43,089   $42,759
Other policyholder funds................................      282       257
Policyholder dividends payable..........................      701       693
Policyholder dividend obligation........................    1,063     1,607
Payables for collateral under securities loaned and
  other transactions....................................    6,483     4,289
Other liabilities.......................................      192       200
                                                          -------   -------
     Total closed block liabilities.....................   51,810    49,805
                                                          -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $30,286 and $27,892,
     respectively)......................................   31,255    29,270
  Trading securities, at fair value (cost: $0 and $3,
     respectively)......................................       --         3
  Equity securities available-for-sale, at fair value
     (cost: $1,184 and  $1,180, respectively)...........    1,484     1,341
  Mortgage loans on real estate.........................    7,848     7,790
  Policy loans..........................................    4,212     4,148
  Real estate and real estate joint ventures held-for-
     investment.........................................      242       227
  Short-term investments................................       62        41
  Other invested assets.................................      644       250
                                                          -------   -------
     Total investments..................................   45,747    43,070
Cash and cash equivalents...............................      255       512
Accrued investment income...............................      517       506
Deferred income tax assets..............................      754       902
Premiums and other receivables..........................      156       270
                                                          -------   -------
     Total assets designated to the closed block........   47,429    45,260
                                                          -------   -------
Excess of closed block liabilities over assets
  designated to the closed block........................    4,381     4,545
                                                          -------   -------
Amounts included in accumulated other comprehensive
  income (loss):
  Unrealized investment gains (losses), net of deferred
     income tax of  $457 and $554, respectively.........      812       985
  Unrealized gains (losses) on derivative instruments,
     net of deferred income tax of ($18) and ($17),
     respectively.......................................      (32)      (31)
  Allocated to policyholder dividend obligation, net of
     deferred income  tax benefit of ($381) and ($538),
     respectively.......................................     (681)     (954)
                                                          -------   -------
     Total amounts included in accumulated other
       comprehensive  income (loss).....................       99        --
                                                          -------   -------
Maximum future earnings to be recognized from closed
  block assets  and liabilities.........................  $ 4,480   $ 4,545
                                                          =======   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2006     2005     2004
                                                      ------   ------   ------
                                                            (IN MILLIONS)


Balance at January 1,...............................  $1,607   $2,243   $2,130
Impact on revenues, net of expenses and income tax..    (114)      (9)     124
Change in unrealized investment and derivative gains
  (losses)..........................................    (430)    (627)     (11)
                                                      ------   ------   ------
Balance at December 31,.............................  $1,063   $1,607   $2,243
                                                      ======   ======   ======



     Information regarding the closed block revenues and expenses is as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2006     2005     2004
                                                      ------   ------   ------
                                                            (IN MILLIONS)


REVENUES
Premiums............................................  $2,959   $3,062   $3,156
Net investment income and other revenues............   2,355    2,382    2,504
Net investment gains (losses).......................    (130)      10      (19)
                                                      ------   ------   ------
  Total revenues....................................   5,184    5,454    5,641
                                                      ------   ------   ------
EXPENSES
Policyholder benefits and claims....................   3,474    3,478    3,480
Policyholder dividends..............................   1,479    1,465    1,458
Change in policyholder dividend obligation..........    (114)      (9)     124
Other expenses......................................     247      263      275
                                                      ------   ------   ------
  Total expenses....................................   5,086    5,197    5,337
                                                      ------   ------   ------
Revenues, net of expenses before income tax.........      98      257      304
Income tax..........................................      34       90      109
                                                      ------   ------   ------
Revenues, net of expenses and income tax from
  continuing operations.............................      64      167      195
Revenues, net of expenses and income tax from
  discontinued operations...........................       1       --       --
                                                      ------   ------   ------
Revenues, net of expenses and income taxes and
  discontinued operations...........................  $   65   $  167   $  195
                                                      ======   ======   ======



     The change in the maximum future earnings of the closed block is as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2006     2005     2004
                                                      ------   ------   ------
                                                            (IN MILLIONS)


Balance at December 31, ............................  $4,480   $4,545   $4,712
Balance at January 1, ..............................   4,545    4,712    4,907
                                                      ------   ------   ------
Change during year..................................  $  (65)  $ (167)  $ (195)
                                                      ======   ======   ======



     Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

provided in the Plan. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:


                                      INTEREST RATES
                                  ----------------------                 DECEMBER 31,
                                                WEIGHTED               ---------------
                                     RANGE       AVERAGE    MATURITY    2006     2005
                                  -----------   --------   ---------   ------   ------
                                                                        (IN MILLIONS)


Senior notes....................  6.19%-6.75%     6.30%    2011-2036   $1,050   $  300
Surplus notes -- affiliated.....     5.00%        5.00%       2007        800      800
Surplus notes...................  7.63%-7.88%     7.76%    2015-2025      697      696
Capital notes -- affiliated.....     7.13%        7.13%    2032-2033      500      500
Fixed rate notes................  5.76%-6.47%     5.95%    2007-2011      107      102
Other notes with varying
  interest rates................  4.45%-4.50%     4.47%    2010-2012        3       93
Capital lease obligations.......                                           62       71
                                                                       ------   ------
Total long-term debt............                                        3,219    2,562
Total short-term debt...........                                          833      453
                                                                       ------   ------
  Total.........................                                       $4,052   $3,015
                                                                       ======   ======



     The aggregate maturities of long-term debt as of December 31, 2006 for the next five years are $840 million in 2007, $12 million in 2008, $13 million in 2009, $52 million in 2010, $229 million in 2011 and $2,073 million thereafter.

     Collateralized debt, which consists of capital lease obligations, ranks highest in priority, followed by unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures. Payments of interest and principal on the Company's surplus notes, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     RGA repaid a $100 million 7.25% senior note which matured on April 1, 2006.

     On June 28, 2006, Timberlake Financial L.L.C., ("Timberlake"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036, which is included in the Company's long-term debt. Interest on the notes will accrue at an annual rate of 1-month LIBOR plus a base margin, payable monthly. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering provide long-term collateral to support Regulation XXX statutory reserves on 1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA. Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the notes until their maturity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SURPLUS NOTES

     Metropolitan Life repaid a $250 million, 7% surplus note which matured on November 1, 2005. On December 22, 2005, the Company issued an $800 million, 5% surplus note to the Holding Company which matures on December 31, 2007.

  SHORT-TERM DEBT

     During the years ended December 31, 2006 and 2005, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 5.1% and 3.3%, respectively. The average daily balance of commercial paper outstanding was $768 million and $944 million during the years ended December 31, 2006 and 2005, respectively. The commercial paper was outstanding for an average of 53 days and 47 days during the years ended December 31, 2006 and 2005, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $244 million, $187 million and $201 million for the years ended December 31, 2006, 2005 and 2004, respectively, and does not include interest expense on junior subordinated debt securities. See Note 11.

  CREDIT FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. The Company maintains committed and unsecured credit facilities aggregating $3.7 billion as of December 31, 2006. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and at December 31, 2006, $3.0 billion of the facilities also served as back-up lines of credit for the Company's commercial paper programs. Information on these facilities as of December 31, 2006 is as follows:


                                                               COMPANY    METLIFE, INC.
                                                             LETTERS OF     LETTERS OF
                                                               CREDIT         CREDIT                     UNUSED
BORROWER(S)                        EXPIRATION     CAPACITY    ISSUANCES     ISSUANCES     DRAWDOWNS   COMMITMENTS
-------------------------------    ----------     --------   ----------   -------------   ---------   -----------
                                                                           (IN MILLIONS)


MetLife, Inc. and MetLife
  Funding, Inc. ...............    April 2009      $1,500(1)    $138           $349          $ --        $1,013
MetLife, Inc. and MetLife
  Funding, Inc. ...............    April 2010       1,500(1)      --            483            --         1,017
Reinsurance Group of America,
  Incorporated.................     May 2007           29         --             --            29            --
Reinsurance Group of America,
  Incorporated.................  September 2010       600        315             --            50           235
Reinsurance Group of America,
  Incorporated.................    March 2011          39         --             --            28            11
                                                   ------       ----           ----          ----        ------
  Total........................                    $3,668       $453           $832          $107        $2,276
                                                   ======       ====           ====          ====        ======



--------

   (1) These facilities serve as back up lines of credit for the Company's commercial paper programs.

     Letters of Credit. At December 31, 2006, the Company had outstanding $637 million in letters of credit from various banks, of which $453 million were part of committed credit facilities. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11.  JUNIOR SUBORDINATED DEBENTURES

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date. The securities may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the junior subordinated debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these junior subordinated debentures will accrue at an annual rate of three-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Interest compounds during periods of deferral. Issuance costs associated with the offering of the junior subordinated debentures of $6 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the junior subordinated debentures until their scheduled redemption.

     Interest expense on the junior subordinated debentures was $27 million and $2 million for the years ended December 31, 2006 and 2005, respectively.

12. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million at both December 31, 2006 and 2005. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2006, 2005 and 2004.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million at both December 31, 2006 and 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                        2006    2005    2004
                                                        ----   ------   ----
                                                            (IN MILLIONS)


Current:
  Federal.............................................  $496   $  833   $812
  State and local.....................................     5       64     45
  Foreign.............................................    20       21      5
                                                        ----   ------   ----
  Subtotal............................................   521      918    862
                                                        ----   ------   ----
Deferred:
  Federal.............................................  $100   $  169   $ 13
  State and local.....................................    19       11     (7)
  Foreign.............................................    --       --     --
                                                        ----   ------   ----
  Subtotal............................................   119      180      6
                                                        ----   ------   ----
Provision for income tax..............................  $640   $1,098   $868
                                                        ====   ======   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2006    2005     2004
                                                      -----   ------   ------
                                                           (IN MILLIONS)


Tax provision at U.S. statutory rate................  $ 864   $1,234   $1,076
Tax effect of:
  Tax-exempt investment income......................   (167)     (84)     (69)
  State and local income tax........................     19       33       17
  Prior year tax....................................    (26)     (20)    (104)
  Foreign operations, net of foreign income tax.....    (23)     (25)     (25)
  Other, net........................................    (27)     (40)     (27)
                                                      -----   ------   ------
Provision for income tax............................  $ 640   $1,098   $  868
                                                      =====   ======   ======



     The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004, the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the current year tax expense as an adjustment to prior year tax. The Company also received $22 million in interest on such settlements and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002 and the Company expects it to be completed in 2007. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income tax have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables................  $2,122   $2,477
  Net operating loss carryforwards........................     788      574
  Employee benefits.......................................     440       23
  Capital loss carryforwards..............................      --       59
  Tax credit carryforwards................................      --      100
  Litigation-related......................................      62       62
  Other...................................................      32       42
                                                            ------   ------
                                                             3,444    3,337
  Less: Valuation allowance...............................      11        9
                                                            ------   ------
                                                             3,433    3,328
                                                            ------   ------
Deferred income tax liabilities:
  Investments.............................................   1,475    1,802
  DAC.....................................................   3,441    3,134
  Net unrealized investment gains.........................     968    1,029
  Other...................................................       2       92
                                                            ------   ------
                                                             5,886    6,057
                                                            ------   ------
Net deferred income tax liability.........................  $2,453   $2,729
                                                            ======   ======



     Domestic net operating loss carryforwards amount to $2.2 billion at December 31, 2006 and will expire beginning in 2016. Foreign net operating loss carryforwards amount to $50 million at December 31, 2006 and were generated in various foreign countries with expiration periods of five years to infinity.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded $2 million of additional deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

14.  CONTINGENCIES, COMMITMENTS, AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the Plan. These actions discussed below named as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the Superintendent and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Metropolitan Life, the Holding Company, and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). Another putative class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the consolidated state court class actions seek compensatory relief and punitive damages. In 2003, the trial court granted the defendants' motions to dismiss these two putative class actions. In 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. On January 30, 2007, the trial court signed an order certifying a litigation class for plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law, but denying plaintiffs' motion to certify a litigation class with respect to a common law fraud claim. The January 30, 2007 order implemented the trial court's May 2, 2006 memorandum deciding plaintiffs' class certification motion. Defendants have filed a notice of appeal from this decision.

     Meloy, et al. v. Superintendent of Ins., et al. ( Sup. Ct., N.Y. County, filed April 14, 2000). Five persons brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the Plan. In this proceeding, petitioners sought to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the Plan. On

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


November 10, 2005, the trial court granted respondents' motions to dismiss this proceeding. On March 15, 2007, the appellate court dismissed petitioners' appeal.

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life and the Holding Company, plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. In 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. On July 19, 2005, this federal trial court certified this lawsuit as a class action against Metropolitan Life and the Holding Company.

     Fotia, et al. v. MetLife, Inc., et al. (Ont. Super. Ct., filed April 3,
2001). This lawsuit was filed in Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief.

  Asbestos-Related Claims

     Metropolitan Life is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life. Metropolitan Life employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling litigation under appropriate circumstances.

     Claims asserted against Metropolitan Life have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life;
(iii) Metropolitan Life's conduct was not the cause of the plaintiffs' injuries;
(iv) that plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. Since 2002, trial courts in California, Utah, Georgia, New York, Texas, and Ohio have granted motions dismissing claims against Metropolitan Life. Some courts have denied Metropolitan Life's motions to dismiss. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. While most cases brought to date

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


have settled, Metropolitan Life intends to continue to defend aggressively against claims based on asbestos exposure.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:


                                                    AT OR FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                  -----------------------------
                                                    2006      2005       2004
                                                  -------   --------   --------
                                                   (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)


Asbestos personal injury claims at year end
  (approximate).................................   87,070    100,250    108,000
Number of new claims during the year
  (approximate).................................    7,870     18,500     23,900
Settlement payments during the year(1)..........  $  35.5   $   74.3   $   85.5


--------

   (1) Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2003, Metropolitan Life received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life's recorded asbestos liability is based on Metropolitan Life's estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the reasonably probable and estimable liability for asbestos claims already asserted against Metropolitan Life including claims settled but not yet paid; (ii) the reasonably probable and estimable liability for asbestos claims not yet asserted against Metropolitan Life, but which Metropolitan Life believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life's analysis of the adequacy of its liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life regularly re-evaluates its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Metropolitan Life regularly re-evaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2006.

     The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be reasonably probable and estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

     During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1.5 billion, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each of 2003, 2004, 2005 and 2006 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable amount with respect to later periods may be less than the amount of the recorded losses. Foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims, $15.1 million with respect to 2004 claims, $12.7 million with respect to 2005 claims, and estimated to be approximately $5.0 million with respect to 2006 claims and are estimated, as of December 31, 2006, to be approximately $72.2 million in the aggregate, including future years.

  Sales Practices Claims

     Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual"), New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("General American"), have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. In addition, claims have been brought relating to the sale of mutual funds and other products.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As of December 31, 2006, there were approximately 280 sales practices litigation matters pending against Metropolitan Life; approximately 41 sales practices litigation matters pending against New England Mutual, New England Life Insurance Company, and New England Securities Corporation (collectively, "New England"); and approximately 37 sales practices litigation matters pending against General American. Metropolitan Life, New England, and General American, continue to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement, others have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     Two putative class action lawsuits involving sales practices claims were filed against Metropolitan Life in Canada. In Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998), plaintiff alleges misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. In Ace Quan v. Metropolitan Life Ins. Co. (Ont. Gen. Div., filed April 1997), plaintiff alleges breach of contract and negligent misrepresentations relating to, among other things, life insurance premium payments and seeks damages, including punitive damages. By agreement of the parties, Metropolitan Life has not yet filed a response in this action.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's, or General American's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England, and General American.

  Regulatory Matters and Related Litigation

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Metropolitan Life's resolution of this matter will not adversely affect its business. The Holding Company and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida and Ohio seeking, among other things, information and documents regarding contingent commission payments to brokers, the Holding Company's and/or subsidiaries' awareness of any "sham" bids for business, bids and quotes that the Holding Company and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Holding Company and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Holding Company and/or subsidiaries continue to cooperate fully with these inquiries and are responding to the subpoenas and other discovery requests.

     Approximately sixteen broker-related lawsuits in which the Holding Company and/or subsidiaries were named as a defendant were filed. Voluntary dismissals and consolidations have reduced the number of pending actions to two:

     The People of the State of California, by and through John Garamendi, Ins. Commissioner of the State of California v. MetLife, Inc., et al. (Cal. Super. Ct., County of San Diego, filed November 18, 2004). The California Insurance Commissioner filed suit against Metropolitan Life and other non-affiliated companies alleging that the defendants violated certain provisions of the California Insurance Code. This action seeks injunctive relief relating to compensation disclosures.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed in February 24,
2005). In this multi-district proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey in 2004 and 2005. The consolidated amended complaint alleges that the Holding Company, Metropolitan Life, several non-affiliated insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. A motion to dismiss has not been fully decided. Plaintiffs in several other actions have voluntarily dismissed their claims. The Holding Company and/or subsidiaries are vigorously defending against the claims in these matters.

     In February 2006, the Company learned that the SEC commenced a formal investigation of New England Securities ("NES") in connection with the suitability of its sales of variable universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

  Other Litigation

     Roberts, et al. v. Tishman Speyer Properties, et al. (Sup. Ct., N.Y. County, filed January 22, 2007). This lawsuit was filed by a putative class of "market rate" tenants at Stuyvesant Town and Peter Cooper Village against parties including Metropolitan Tower Life Insurance Company and Metropolitan Insurance and Annuity Company. Metropolitan Life was initially a named defendant but the action has been discontinued as to Metropolitan Life since it did not own the properties during the time period in question. This group of tenants claims that the MetLife entities, and since the sale of the properties, Tishman Speyer as current owner, improperly charged market rents when only lower regulated rents were permitted. The allegations are based on the impact of so-called J-51 tax abatements. The lawsuit seeks declaratory relief and damages. A second purported class action, originally titled Carroll v. Tishman Speyer Properties, et. al (Sup. Ct., N.Y. County, filed February 14, 2007), was filed against the same defendants alleging similar claims as in the Roberts case, and in addition includes a claim of unjust enrichment and purported violation of New York General Business Law

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Section 349. The Carroll action was consolidated into the Roberts action, and the MetLife entities are vigorously defending against these claims.

     Brubaker, et al. v. Metropolitan Life Ins. Co., et al. (D.C. Cir, filed October 20, 2000). Plaintiffs, in this putative class action lawsuit, allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases. In September 2005, Metropolitan Life's motion for summary judgment was granted. Plaintiffs' motion for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals for the District of Columbia Circuit. The court heard oral argument on March 15, 2007.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued the Holding Company, Metropolitan Life, and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The district court has granted in part and denied in part Metropolitan Life's and the Holding Company's motion to dismiss. Metropolitan Life and the Holding Company have filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which stays the lawsuit indefinitely.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life, MetLife Securities, Inc. and MetLife Investment Advisors Company, LLC. Plaintiff asserts legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products (as opposed to non-proprietary products) by the Company's agency distribution group. Plaintiff seeks rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. The Company intends to vigorously defend against the claims in this matter.

     Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to vigorously defend against the claims in these matters.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments.....   $28    $28
  Premium tax offsets currently available for paid
     assessments.............................................     5      6
                                                                ---    ---
                                                                $33    $34
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $49    $48
                                                                ===    ===



     Assessments levied against the Company were $1 million for both the years ended December 31, 2006 and 2005. For the year ended December 31, 2004, the assessment was $1 million less a refund of $2 million related to prior years assessments.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama, causing catastrophic damage to these coastal regions. The Company's cumulative gross losses were $21 million at December 31, 2005. During the year ended December 31, 2005, the Company recognized total net losses, related to the catastrophe of $14 million, net of income tax and reinsurance recoverables and including reinstatement premiums and other reinsurance-related premium adjustments. There were no additional losses recognized for the year ended December 31, 2006.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds and claims to reinsurers are processed. Reinsurance recoveries are dependent upon the continued creditworthiness of the reinsurers, which may be affected by their other reinsured losses in connection with Hurricanes Katrina and otherwise. In addition, lawsuits, including purported class actions, have been filed in Louisiana, Mississippi and Alabama challenging denial of claims for damages caused to property during Hurricane Katrina. The Company is a named party in some of these lawsuits. In addition, rulings in cases in which the Company is not a party may affect interpretation of its policies. The Company intends to vigorously defend these matters. However, any adverse rulings could result in an increase in the Company's hurricane-related claim exposure and losses. Based on information known by management, it does not believe that additional claim losses resulting from Hurricane Katrina will have a material adverse impact on the Company's consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:


                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)


2007...............................................   $326       $20      $  177
2008...............................................   $276       $18      $  148
2009...............................................   $224       $10      $  158
2010...............................................   $184       $ 5      $  149
2011...............................................   $155       $ 5      $  124
Thereafter.........................................   $564       $10      $1,180


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.4 billion and $2.0 billion at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion and $2.6 billion at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND BRIDGE LOANS

     The Company commits to lend funds under bank credit facilities and bridge loans. The amounts of these unfunded commitments were $1.7 billion and $323 million at December 31, 2006 and 2005, respectively.

  OTHER COMMITMENTS

     Metropolitan Life is a member of the Federal Home Loan Bank of New York (the "FHLB of NY") and holds $136 million of common stock of the FHLB of NY, which is included in equity securities on the Company's consolidated balance sheet. Metropolitan Life had no funding agreements with the FHLB of NY at December 31, 2006 or 2005.

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2006, the Company's ownership was approximately 53% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.5 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2006, the Company did not record any additional liabilities for indemnities, guarantees and commitments. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to indemnities provided in connection with a certain disposition. The Company had no liability for indemnities, guarantees and commitments at December 31, 2006. The Company's recorded liabilities at December 31, 2005 for indemnities, guarantees and commitments were $4 million.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $342 million at December 31, 2006. The credit default swaps expire at various times during the next ten years.

15.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates have no legal obligation for benefits under the pension plans; however, participating affiliates are allocated a proportionate share of net expense related to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. As of December 31, 2006, virtually all of the plans' benefit obligations have been calculated using the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level employees. The Company's proportionate share of net pension expense related to the pension plans was $161 million or 90% for the year ended December 31, 2006.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates have no legal obligation for benefits under these other postretirement plans; however, participating affiliates are allocated a proportionate share of net expense related to the postretirement plan. The Company's proportionate share of net expense related to the postretirement plan was $49 million or 86% for the year ended December 31, 2006. Other postretirement plans are sponsored and administered by subsidiaries of the Company.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million, net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:


                                                               DECEMBER 31, 2006
                                             ----------------------------------------------------
                                                             MINIMUM
                                                 PRE         PENSION    ADOPTION OF       POST
                                               SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                        ADJUSTMENTS   ADJUSTMENT   ADJUSTMENTS   ADJUSTMENTS
---------------------                        -----------   ----------   -----------   -----------
                                                                 (IN MILLIONS)


Other assets: Prepaid pension benefit
  cost.....................................     $1,878        $ --        $  (999)      $   879
Other assets: Intangible asset.............     $   12         (12)            --       $    --
Other liabilities: Accrued pension benefit
  cost.....................................     $ (482)        (14)           (79)      $  (575)
Other liabilities: Accrued postretirement
  benefit cost.............................     $ (696)         --           (100)      $  (796)
                                                              ----        -------
Accumulated other comprehensive income
  (loss), before income tax:
Defined benefit plans......................     $  (66)        (26)        (1,178)      $(1,270)
Minority interest..........................                     --              8
Deferred income tax........................                      8            421
                                                              ----        -------
Accumulated other comprehensive income
  (loss),  net of income tax:
Defined benefit plans......................     $  (41)       $(18)       $  (749)      $  (808)
                                                              ====        =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS


                                                             DECEMBER 31,
                                                  ----------------------------------
                                                                          OTHER
                                                      PENSION        POSTRETIREMENT
                                                      BENEFITS          BENEFITS
                                                  ---------------   ----------------
                                                   2006     2005     2006      2005
                                                  ------   ------   ------   -------
                                                             (IN MILLIONS)


Change in benefit obligation:
Benefit obligation at beginning of year.........  $5,717   $5,481   $2,160   $ 1,962
  Service cost..................................     158      141       35        36
  Interest cost.................................     330      315      116       120
  Plan participants' contributions..............      --       --       29        28
  Acquisitions and divestitures.................      (3)      --       --         1
  Net acturial (gains) losses...................      15       90       (1)      168
  Change in benefits............................      (2)      --     (143)        3
  Prescription drug subsidy.....................      --       --       10        --
  Benefits paid.................................    (319)    (310)    (151)     (158)
                                                  ------   ------   ------   -------
Benefit obligation at end of year...............   5,896    5,717    2,055     2,160
                                                  ------   ------   ------   -------
Change in plan assets:
Fair value of plan assets at beginning of year..   5,471    5,351    1,091     1,059
  Actual return on plan assets..................     715      397      103        61
  Divestitures..................................      (3)      --       --        --
  Employer contribution.........................     385       33        1         1
  Benefits paid.................................    (319)    (310)     (26)      (30)
                                                  ------   ------   ------   -------
Fair value of plan assets at end of year........   6,249    5,471    1,169     1,091
                                                  ------   ------   ------   -------
Funded status at end of year....................  $  353     (246)  $ (886)   (1,069)
                                                  ======            ======
  Unrecognized net acturial (gains) losses......            1,526                376
  Unrecognized prior service cost (credit)......               52               (123)
                                                           ------            -------
Net prepaid (accrued) benefit cost recognized...           $1,332            $  (816)
                                                           ======            =======
Components of net amount recognized:
  Qualified plan prepaid pension cost...........           $1,691            $    --
  Non-qualified plan accrued pension cost.......             (359)              (816)
                                                           ------            -------
  Net prepaid (accrued) benefit cost
     recognized.................................            1,332               (816)
  Intangible assets.............................               12                 --
  Additional minimum pension liability..........              (78)                --
                                                           ------            -------
       Net amount recognized....................           $1,266            $  (816)
                                                           ======            =======
Amounts recognized in the consolidated balance
  sheet consist of:
  Other assets..................................  $  935   $1,703   $   --   $    --
  Other liabilities.............................    (582)    (437)    (886)     (816)
                                                  ------   ------   ------   -------
       Net amount recognized....................  $  353   $1,266   $ (886)  $  (816)
                                                  ======   ======   ======   =======
Accumulated other comprehensive (income) loss:
  Net actuarial (gains) losses..................  $1,126   $   --   $  328   $    --
  Prior service cost (credit)...................      39       --     (230)       --
  Additional minimum pension liability..........      --       66       --        --
                                                  ------   ------   ------   -------
     Accumulated other comprehensive (income)
       loss:....................................  $1,165   $   66   $   98   $    --
                                                  ======   ======   ======   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:


                                                       DECEMBER 31,
                                    -------------------------------------------------
                                                      NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN            TOTAL
                                    ---------------   -------------   ---------------
                                     2006     2005     2006    2005    2006     2005
                                    ------   ------   -----   -----   ------   ------
                                                      (IN MILLIONS)


Aggregate fair value of plan
  assets (principally Company
  contracts)......................  $6,249   $5,471   $  --   $  --   $6,249   $5,471
Aggregate projected benefit
  obligation......................   5,318    5,209     578     508    5,896    5,717
                                    ------   ------   -----   -----   ------   ------
Over (under) funded...............  $  931   $  262   $(578)  $(508)  $  353   $ (246)
                                    ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,457 million and $5,308 million at December 31, 2006 and 2005, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Projected benefit obligation................................  $578   $530
Accumulated benefit obligation..............................  $497   $442
Fair value of plan assets...................................  $ --   $ 16


     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets is as follows:


                                                           DECEMBER 31,
                                                  -----------------------------
                                                                     OTHER
                                                    PENSION      POSTRETIREMENT
                                                    BENEFITS        BENEFITS
                                                  -----------   ---------------
                                                  2006   2005    2006     2005
                                                  ----   ----   ------   ------
                                                          (IN MILLIONS)


Projected benefit obligation....................  $603   $530   $2,055   $2,160
Fair value of plan assets.......................  $ 22   $ 16   $1,169   $1,091


     The components of net periodic benefit cost recognized in net income were as follows:


                                                YEARS ENDED DECEMBER 31,
                                       ------------------------------------------
                                                                      OTHER
                                                                 POSTRETIREMENT
                                          PENSION BENEFITS          BENEFITS
                                       ---------------------   ------------------
                                        2006    2005    2004   2006   2005   2004
                                       -----   -----   -----   ----   ----   ----
                                                      (IN MILLIONS)


Service cost.........................  $ 158   $ 141   $ 128   $ 35   $ 36   $ 31
Interest cost........................    330     315     308    116    120    118
Expected return on plan assets.......   (448)   (443)   (425)   (79)   (78)   (77)
Amortization of net acturial (gains)
  losses.............................    128     116     102     22     14      7
Amortization of prior service cost
  (credit)...........................     10      16      16    (37)   (18)   (19)
                                       -----   -----   -----   ----   ----   ----
Net periodic benefit cost............  $ 178   $ 145   $ 129   $ 57   $ 74   $ 60
                                       =====   =====   =====   ====   ====   ====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $54 million and $12 million, respectively.

     The estimated net actuarial losses and prior service credit for the other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $14 million and $36 million, respectively.

     As discussed more fully in Note 1, the Company adopted the guidance in FSP 106-2 to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during 2006. The APBO was remeasured effective July 1, 2004 in order to determine the effect of the expected subsidies on net periodic other postretirement benefit cost. As a result, the APBO was reduced by $213 million at July 1, 2004. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit cost is as follows:


                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Cumulative reduction in benefit obligation:
  Beginning of year....................................  $298   $230   $ --
  Service cost.........................................     6      6      3
  Interest cost........................................    19     16      6
  Net actuarial gains (losses).........................    15     46    221
  Prescription drug subsidy............................   (10)    --     --
                                                         ----   ----   ----
     End of year.......................................  $328   $298   $230
                                                         ====   ====   ====





                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Reduction in net periodic benefit cost:
  Service cost...........................................   $ 6    $ 6    $ 3
  Interest cost..........................................    19     16      6
  Amortization of net actuarial gains (losses)...........    30     23      8
                                                            ---    ---    ---
     Total reduction in net periodic benefit cost........   $55    $45    $17
                                                            ===    ===    ===



     The Company received subsidies of $8 million for prescription claims processed from January 1, 2006 through September 30, 2006 and expects to receive an additional $2 million in 2007 for prescription claims processed October 1, 2006 through December 31, 2006.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:


                                                         DECEMBER 31,
                                                -----------------------------
                                                                    OTHER
                                                   PENSION       POSTRETIRE-
                                                   BENEFITS     MENT BENEFITS
                                                -------------   -------------
                                                 2006    2005    2006    2005
                                                -----   -----   -----   -----


Weighted average discount rate................  6.00%   5.80%   6.00%   5.79%
Rate of compensation increase.................  4%-8%   4%-8%     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Assumptions used in determining net periodic benefit cost were as follows:


                                                    DECEMBER 31,
                                   ---------------------------------------------
                                                            OTHER POSTRETIREMENT
                                      PENSION BENEFITS            BENEFITS
                                   ---------------------   ---------------------
                                    2006    2005    2004    2006    2005    2004
                                   -----   -----   -----   -----   -----   -----


Weighted average discount rate...  5.80%   5.85%   6.10%   5.79%   5.83%   6.74%
Weighted average expected rate of
  return on plan assets..........  8.25%   8.49%   8.49%   7.42%   7.50%   7.91%
Rate of compensation increase....  4%-8%   4%-8%   4%-8%     N/A     N/A     N/A


     The discount rate is based on the yield of a hypothetical portfolio constructed of bonds rated AA or better by Moody's Investors Services available on the valuation date measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2007 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:


                                                       DECEMBER 31,
                                    --------------------------------------------------
                                              2006                      2005
                                    -----------------------   ------------------------


Pre-Medicare eligible claims......  9.0% down to 5% in 2014    9.5% down to 5% in 2014
Medicare eligible claims..........   11% down to 5% in 2018   11.5% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:


                                                        ONE PERCENT   ONE PERCENT
                                                          INCREASE      DECREASE
                                                        -----------   -----------
                                                              (IN MILLIONS)


Effect on total of service and interest cost
  components..........................................      $ 14         $ (12)
Effect of accumulated postretirement benefit
  obligation..........................................      $176         $(147)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 98% of all pension and other postretirement benefit plans assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $7,321 million and $6,471 million as of December 31, 2006 and 2005, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $29 million, $28 million and $28 million for the years ended December 31, 2006, 2005 and 2004, respectively, and includes policy charges, net investment income from investments backing the contracts and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


administrative fees. Total investment income, including realized and unrealized gains and losses, credited to the account balances was $818 million, $460 million and $519 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:


                                                              DECEMBER 31,
                                                    -------------------------------
                                                                          OTHER
                                                                       POSTRETIRE-
                                                       PENSION             MENT
                                                       BENEFITS          BENEFITS
                                                    -------------     -------------
                                                    2006     2005     2006     2005
                                                    ----     ----     ----     ----



ASSET CATEGORY
Equity securities.................................    42%      47%      37%      42%
Fixed maturity securities.........................    42%      37%      57%      53%
Other (Real Estate and Alternative Investments)...    16%      16%       6%       5%
                                                     ---      ---      ---      ---
  Total...........................................   100%     100%     100%     100%
                                                     ===      ===      ===      ===



     The weighted-average target allocations of pension plan and other postretirement benefit plan assets for 2007 is as follows:


                                                                       OTHER
                                                        PENSION   POSTRETIREMENT
                                                       BENEFITS      BENEFITS
                                                       --------   --------------



ASSET CATEGORY
Equity securities....................................   30%-65%       30%-45%
Fixed maturity securities............................   20%-70%       45%-70%
Other (Real Estate and Alternative Investments)......    0%-25%        0%-10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended, and/or to maintain a fully funded ABO. In accordance with such practice, no contributions were required for the years ended December 31, 2006 or 2005. No contributions will be required for 2007. The Company elected to make discretionary contributions to the qualified pension plans of $335 million during the year ended December 31, 2006. No contributions were made during the year ended December 31, 2005. The Company expects to make additional discretionary contributions of $145 million in 2007.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $35 million and $33 million for the years ended December 31, 2006 and 2005, respectively. These payments are expected to be at approximately the same level in 2007.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to use its general assets to pay claims as they

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


come due in lieu of utilizing plan assets. These payments totaled $151 million and $158 million for the years ended December 31, 2006 and 2005, respectively.

     The Company expects to make contributions up to $131 million, based upon expected gross benefit payments, towards the other postretirement plan obligations in 2007. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:


                                                          OTHER POSTRETIREMENT BENEFITS
                                                        --------------------------------
                                              PENSION           PRESCRIPTION DRUG
                                             BENEFITS   GROSS       SUBSIDIES        NET
                                             --------   -----   -----------------   ----
                                                            (IN MILLIONS)


2007.......................................   $  335     $131          $(14)        $117
2008.......................................   $  346     $135          $(14)        $121
2009.......................................   $  364     $141          $(15)        $126
2010.......................................   $  370     $146          $(16)        $130
2011.......................................   $  383     $152          $(16)        $136
2012-2016..................................   $2,136     $824          $(98)        $726


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $73 million, $70 million and $60 million for the years ended December 31, 2006, 2005 and 2004, respectively.

16.  EQUITY

  CAPITAL CONTRIBUTIONS

     On October 20, 2006, the Holding Company contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, the Holding Company contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, General American, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, the Holding Company. Immediately following the sale, the Holding Company merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, the Holding Company contributed $76 million to the Company.

  PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to the Holding Company without insurance regulatory approval and dividends paid to the Holding Company:


                                         2005                      2006                 2007
                               -----------------------   -----------------------   -------------
                               PERMITTED W/O             PERMITTED W/O             PERMITTED W/O
COMPANY                         APPROVAL(1)    PAID(2)    APPROVAL(1)    PAID(2)    APPROVAL(3)
-------                        -------------   -------   -------------   -------   -------------
                                                         (IN MILLIONS)


Metropolitan Life............       $880        $3,200        $863         $863         $919


--------

   (1) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (2) Includes amounts paid including those requiring regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

     Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance (the "Department") has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices.

     Stockholder dividends or other distributions proposed to be paid by NELICO to its parent, Metropolitan Life, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2006, 2005 and 2004.

     For the years ended December 31, 2006, 2005 and 2004, Metropolitan Life received dividends from subsidiaries of $34 million, $77 million and $14 million, respectively.

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with the Holding Company, the Company adopted SFAS 123(r), using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's consolidated financial position or consolidated results of operations.

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of the Holding Company, as described herein.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of Holding Company common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the LTPCP, as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of Holding Company common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of Holding Company common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,423,881 as of December 31, 2006. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. As of December 31, 2006, the aggregate number of shares of Holding Company common stock remaining available for issuance pursuant to the 2005 Stock Plan was 66,712,241.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by the Holding Company. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     The Holding Company allocated 90%, 92% and 91% of stock-based compensation to the Company for the years ended December 31, 2006, 2005 and 2004, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses the Holding Company's practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $130 million, $112 million and $82 million, and income tax benefits of $46 million, $39 million and $29 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2006, 2005 and 2004, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of the Holding Company's stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A summary of the activity related to Stock Options for the year ended December 31, 2006 is presented below. The aggregate intrinsic value was computed using the Holding Company's closing share price on December 29, 2006 of $59.01 and December 30, 2005 of $49.00, as applicable.


                                                                      WEIGHTED
                                                      WEIGHTED        AVERAGE
                                      NUMBER OF        AVERAGE       REMAINING
                                    SHARES UNDER   EXERCISE PRICE   CONTRACTUAL      AGGREGATE
                                       OPTION         PER SHARE         TERM      INTRINSIC VALUE
                                    ------------   --------------   -----------   ---------------
                                                                      (YEARS)      (IN MILLIONS)


Outstanding at January 1, ........   24,304,315        $31.83           6.69            $417
                                                       ======           ====            ====
  Granted.........................    3,758,955        $50.21
  Exercised.......................   (2,754,390)       $30.00
  Cancelled/Expired...............     (153,494)       $32.04
  Forfeited.......................     (341,403)       $37.14
                                     ----------
Outstanding at December 31, ......   24,813,983        $34.69           6.58            $604
                                     ==========        ======           ====            ====
Aggregate number of stock  options
  expected to vest at December 31,
  2006............................   24,312,689        $34.49           6.54            $596
                                     ==========        ======           ====            ====
Exercisable, December 31, 2006....   16,957,320        $30.66           5.72            $481
                                     ==========        ======           ====            ====



     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of Stock Options granted and recognized in the financial statements or as reported in the pro forma disclosure which follows. The fair value of Stock Options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Holding Company made this change because lattice models produce more accurate option values due to the ability to incorporate assumptions about grantee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The Holding Company used daily historical volatility since the inception of trading when calculating Stock Option values using the Black-Scholes model. In conjunction with the change to the binomial lattice model, the Holding Company began estimating expected future volatility based upon an analysis of historical prices of the Holding Company's common stock and call options on that common stock traded on the open market. The Holding Company uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of the Holding Company's common stock. The Holding Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the Stock Options. Whereas the Black-Scholes model requires a single spot rate for instruments with a term matching the expected life of the option at the valuation date, the binomial lattice model allows for the use of different rates for each year over the contractual term of the option. The table below presents the full range of imputed forward rates for U.S. Treasury Strips that was used in the binomial lattice model over the contractual term of all Stock Options granted in the period.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Use of the Black-Scholes model requires an input of the expected life of the Stock Options, or the average number of years before Stock Options will be exercised or expired. The Holding Company estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested Stock Options. Alternatively, the binomial model used by the Holding Company incorporates the contractual term of the Stock Options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. The post-vesting termination rate is determined from actual historical exercise and expiration activity under the Incentive Plans. Exercise behavior in the binomial lattice model used by the Holding Company is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:


                                                   YEARS ENDED DECEMBER 31,
                                              ----------------------------------
                                                  2006          2005       2004
                                              -----------   -----------   ------


Dividend yield..............................     1.04%         1.19%       0.70%
Risk-free rate of return....................  4.17%-4.96%   3.34%-5.41%    3.69%
Expected volatility.........................     22.00%        23.24%     34.85%
Exercise multiple...........................      1.52          1.48        N/A
Post-vesting termination rate...............     4.09%         5.19%        N/A
Contractual term (years)....................       10            10         10
Expected Life (years).......................       6             6           6
Weighted average exercise price of stock
  options granted...........................     $50.21        $38.70     $35.28
Weighted average fair value of stock options
  granted...................................     $13.84        $10.09     $13.25


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $51 million, $47 million and $37 million related to Stock Options was allocated to the Company for the years ended December 31, 2006, 2005 and 2004, respectively.

     Had compensation expense for grants awarded prior to January 1, 2003 been determined based on the fair value at the date of grant rather than the intrinsic value method, the Company's earnings would have been reduced to the following pro forma amounts for the following:


                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                            ---------------
                                                             2005     2004
                                                            ------   ------
                                                             (IN MILLIONS)


Net income................................................  $3,253   $2,239
Add: Stock option-based employee compensation expense
  included in  reported net income, net of income tax.....      30       24
Deduct: Total stock option-based employee compensation
  determined  under fair value based method for all
  awards, net of income tax...............................     (32)     (42)
                                                            ------   ------
Pro forma net income......................................  $3,251   $2,221
                                                            ======   ======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As of December 31, 2006, the Holding Company had $41 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.67 years. The Company's allocated portion of Stock Option expense is 91%. This allocated percentage of Stock Option expense is not expected to significantly change.

  Performance Shares

     Beginning in 2005, the Holding Company awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of the Holding Company's performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's common stock.

     The following is a summary of Performance Share activity for the year ended December 31, 2006:


                                                                       WEIGHTED
                                                                        AVERAGE
                                                        PERFORMANCE   GRANT DATE
                                                           SHARES     FAIR VALUE
                                                        -----------   ----------


Outstanding at January 1, 2006........................   1,029,700      $36.87
  Granted.............................................     884,875      $48.43
  Forfeited...........................................     (65,000)     $41.37
                                                         ---------
Outstanding at December 31, 2006......................   1,849,575      $42.24
                                                         =========
Performance Shares expected to vest at December 31,
  2006................................................   1,820,742      $42.16
                                                         =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. None of the Performance Shares vested during the year ended December 31, 2006.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on the Holding Company's common stock during the performance period. Accordingly, the fair value of Performance Shares is based upon the closing price of the Holding Company's common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $67 million and $22 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2006 and 2005, respectively.

     As of December 31, 2006, the Holding Company had $59 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


period of 1.59 years. The Company's allocated portion of Performance Share expense was 90%. This allocated percentage of Performance Share expense is not expected to significantly change.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, the Holding Company granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's common stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Payments on the Opportunity Awards are normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and may be paid in whole or in part with shares of the Holding Company's common stock, as approved by the Holding Company's Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2006 and 2005.

     A portion of each Opportunity Award under the LTPCP is expected to be settled in shares of the Holding Company's common stock while the remainder will be settled in cash. The portion of the Opportunity Award expected to be settled in shares of the Holding Company's common stock is accounted for as an equity award with the fair value of the award determined based upon the closing price of the Holding Company's common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, is recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award expected to be settled in cash is accounted for as a liability and is remeasured using the closing price of the Holding Company's common stock on the final day of each subsequent reporting period during the three-year performance period.

     Compensation expense of $12 million, $43 million and $45 million, related to LTPCP Opportunity Awards was allocated to the Company the years ended December 31, 2006, 2005 and 2004, respectively.

     The Holding Company had LTPCP Opportunity Awards with an aggregate fair value of $41 million outstanding at December 31, 2006, all of which has been recognized. The Company's allocated portion of LTPCP expense is 90%. This allocated percentage of LTPCP expense is not expected to significantly change.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Each of the Company's U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of Metropolitan Life, a New York domiciled insurer, was $1.0 billion, $2.2 billion and $2.6 billion for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $9.2 billion and $8.8 billion at December 31, 2006 and 2005, respectively. Due to the mergers of Paragon and CLIC with Metropolitan Life, the 2005 statutory net income and statutory capital and surplus balances were adjusted.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2006     2005     2004
                                                      -----   -------   -----
                                                           (IN MILLIONS)


Holding gains (losses) on investments arising during
  the year..........................................  $(926)  $(2,611)  $ 795
Income tax effect of holding gains (losses).........    324       984    (281)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    403       241    (511)
  Amortization of premiums and accretion of
     discounts associated with investments..........   (443)     (186)     (3)
  Income tax effect.................................     14       (21)    185
Allocation of holding losses on investments relating
  to other policyholder amounts.....................    792     1,580    (284)
Income tax effect of allocation of holding losses to
  other
  policyholder amounts..............................   (277)     (596)    102
Unrealized investment gains of subsidiary at date of
  sale..............................................     --        15      --
Deferred income tax on unrealized investment gains
  of subsidiary
  at date of sale...................................     --        (5)     --
                                                      -----   -------   -----
Net unrealized investment gains (losses)............   (113)     (599)      3
                                                      -----   -------   -----
Foreign currency translation adjustments arising
  during the year...................................      7       (54)     79
Foreign currency translation adjustments of
  subsidiary at due  date of sale...................     --         5      --
                                                      -----   -------   -----
Foreign currency translation adjustment.............      7       (49)     79
Minimum pension liability adjustment................    (18)       89      (2)
                                                      -----   -------   -----
Other comprehensive income (loss)...................  $(124)  $  (559)  $  80
                                                      =====   =======   =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

17.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Compensation.....................................  $ 2,187   $ 2,284   $ 2,242
Commissions......................................    1,701     1,334     1,782
Interest and debt issue cost.....................      332       245       183
Amortization of DAC and VOBA.....................    1,089     1,385     1,145
Capitalization of DAC............................   (1,677)   (1,619)   (1,817)
Rent, net of sublease income.....................      201       227       216
Minority interest................................      249       181       168
Insurance tax....................................      527       417       343
Other............................................    1,705     1,263     1,321
                                                   -------   -------   -------
  Total other expenses...........................  $ 6,314   $ 5,717   $ 5,583
                                                   =======   =======   =======



     As discussed in Note 8, the Company recognized an expense related to the recapture of a reinsurance treaty by an affiliate for the year ended December 31, 2006. For the year ended December 31, 2005, the Company entered into a reinsurance agreement with an affiliate and it received a ceding commission which is included in the table above.

18.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of insurance and other financial services with operations throughout the United States and Canada. The Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     In connection with the Travelers acquisition by the Holding Company, management has utilized its economic capital model to evaluate the deployment of capital based upon the unique and specific nature of the risks inherent in the Company's existing and newly acquired businesses and has adjusted such allocations based upon this model.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, the Reinsurance segment provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off entities, the Company's ancillary international operations consisting of the Company's Canadian branch and a joint venture in China, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 19 for disclosures regarding discontinued operations, including real estate.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006, 2005 and 2004. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.


                                                                                 CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006  INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER        TOTAL
------------------------------------  -------------   ----------   -----------   -----------   --------
                                                                (IN MILLIONS)


STATEMENT OF INCOME:
Premiums............................     $ 11,801      $  4,129      $ 4,348       $     6     $ 20,284
Universal life and investment-type
  product policy fees...............          750         1,433           --            --        2,183
Net investment income...............        5,817         5,481          732           277       12,307
Other revenues......................          677           114           66            33          890
Net investment gains (losses).......         (348)         (394)           7           (92)        (827)
Policyholder benefits and claims....       12,918         4,712        3,490            17       21,137
Interest credited to policyholder
  account balances..................        1,944         1,049          254            --        3,247
Policyholder dividends..............           --         1,669           --             2        1,671
Other expenses......................        2,483         2,213        1,227           391        6,314
                                         --------      --------      -------       -------     --------
Income (loss) from continuing
  operations before provision
  (benefit)  for income tax.........        1,352         1,120          182          (186)       2,468
Provision (benefit) for income tax..          446           400           64          (270)         640
Income (loss) from discontinued
  operations, net of income tax.....           41            18           --            39           98
Cumulative effect of a change in
  accounting, net of income tax.....           --            --           --            --           --
                                         --------      --------      -------       -------     --------
Net income..........................     $    947      $    738      $   118       $   123     $  1,926
                                         ========      ========      =======       =======     ========
BALANCE SHEET:
Total assets........................     $157,673      $150,617      $18,818       $12,950     $340,058
DAC and VOBA........................     $  1,205      $  7,677      $ 3,152       $     9     $ 12,043
Separate account assets.............     $ 44,546      $ 36,403      $    16       $    --     $ 80,965
Policyholder liabilities............     $ 86,359      $ 86,473      $13,332       $   325     $186,489
Separate account liabilities........     $ 44,546      $ 36,403      $    16       $    --     $ 80,965

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                 CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005  INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER        TOTAL
------------------------------------  -------------   ----------   -----------   -----------   --------
                                                                (IN MILLIONS)


STATEMENT OF INCOME:
Premiums............................     $ 11,271      $  4,113      $ 3,869       $     3     $ 19,256
Universal life and investment-type
  product policy fees...............          753         1,193           --             2        1,948
Net investment income...............        5,232         5,555          606           336       11,729
Other revenues......................          642            92           58            28          820
Net investment gains (losses).......           76            83           22            (2)         179
Policyholder benefits and claims....       12,448         4,823        3,206           (32)      20,445
Interest credited to policyholder
  account balances..................        1,347         1,029          220            --        2,596
Policyholder dividends..............            1         1,644           --             2        1,647
Other expenses......................        2,199         2,173          991           354        5,717
                                         --------      --------      -------       -------     --------
Income (loss) from continuing
  operations before provision
  (benefit)  for income tax.........        1,979         1,367          138            43        3,527
Provision (benefit) for income tax..          662           487           46           (97)       1,098
Income (loss) from discontinued
  operations, net of income tax.....          174           296           --           354          824
Cumulative effect of a change in
  accounting, net of income tax.....           --            --           --            --           --
                                         --------      --------      -------       -------     --------
Net income..........................     $  1,491      $  1,176      $    92       $   494     $  3,253
                                         ========      ========      =======       =======     ========
BALANCE SHEET:
Total assets........................     $139,680      $140,413      $16,049       $11,184     $307,326
DAC and VOBA........................     $  1,098      $  7,513      $ 2,815       $    12     $ 11,438
Separate account assets.............     $ 42,063      $ 31,075      $    14       $    --     $ 73,152
Policyholder liabilities............     $ 78,011      $ 86,565      $11,751       $   278     $176,605
Separate account liabilities........     $ 42,063      $ 31,075      $    14       $    --     $ 73,152

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                  CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2004   INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER       TOTAL
------------------------------------   -------------   ----------   -----------   -----------   -------
                                                                 (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.............................     $10,037        $4,046        $3,348        $   6      $17,437
Universal life and investment-type
  product policy fees................         710         1,299            --           --        2,009
Net investment income................       4,564         5,348           538          345       10,795
Other revenues.......................         654           131            56           21          862
Net investment gains (losses)........         162            85            59          (24)         282
Policyholder benefits and claims.....      11,172         4,836         2,694           34       18,736
Interest credited to policyholder
  account balances...................       1,014         1,131           212           --        2,357
Policyholder dividends...............          --         1,634             1            1        1,636
Other expenses.......................       1,972         2,348           957          306        5,583
                                          -------        ------        ------        -----      -------
Income (loss) from continuing
  operations before provision
  (benefit) for income tax...........       1,969           960           137            7        3,073
Provision (benefit) for income tax...         671           312            46         (161)         868
Income (loss) from discontinued
  operations, net of income tax......          28            25            --           33           86
Cumulative effect of a change in
  accounting, net of income tax......         (59)            9            --           (2)         (52)
                                          -------        ------        ------        -----      -------
Net income...........................     $ 1,267        $  682        $   91        $ 199      $ 2,239
                                          =======        ======        ======        =====      =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Revenues from U.S. operations were $33.0 billion, $32.4 billion and $29.5 billion for the years ended December 31, 2006, 2005 and 2004, respectively, which represented 95%, 95% and 94%, respectively, of consolidated revenues.

19.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                       2006    2005     2004
                                                       ----   ------   -----
                                                           (IN MILLIONS)


Investment income....................................  $ 26   $  134   $ 227
Investment expense...................................   (15)     (73)   (139)
Net investment gains.................................    91      961      27
                                                       ----   ------   -----
  Total revenues.....................................   102    1,022     115
Provision for income tax.............................    36      366      39
                                                       ----   ------   -----
  Income from discontinued operations, net of income
     tax.............................................  $ 66   $  656   $  76
                                                       ====   ======   =====



     There was no real estate classified as held-for-sale at December 31, 2006. The carrying value of real estate related to discontinued operations was $309 million at December 31, 2005.

     The following table presents the discontinued real estate operations by segment:


                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2006     2005     2004
                                                         ----     ----     ----
                                                              (IN MILLIONS)


Net investment income
  Institutional........................................   $ 6     $ 28      $37
  Individual...........................................     4       20       30
  Corporate & Other....................................     1       13       21
                                                          ---     ----      ---
     Total net investment income.......................   $11     $ 61      $88
                                                          ===     ====      ===
Net investment gains (losses)
  Institutional........................................   $58     $242      $ 9
  Individual...........................................    23      443        4
  Corporate & Other....................................    10      276       14
                                                          ---     ----      ---
     Total net investment gains (losses)...............   $91     $961      $27
                                                          ===     ====      ===



     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million resulting in a gain, net of income tax, of $431 million. Net investment income on One Madison Avenue was $13 million and $44 million, respectively, for the years ended December 31, 2005 and 2004.

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party, resulting in a gain upon disposal of $10 million, net of income tax. As a result of this sale, the Company recognized income (loss) from discontinued operations of $5 million and ($9) million, net of income tax, for the years ended December 31, 2005 and 2004, respectively. The Company reclassified the operations of MetLife Indonesia into discontinued operations for all years presented.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amounts related to the operations of MetLife Indonesia that have been combined with the discontinued real estate operations in the consolidated statements of income:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                           2005        2004
                                                         -------     -------
                                                            (IN MILLIONS)


Revenues...............................................    $ 5         $ 5
Expenses...............................................     10          14
                                                           ---         ---
Income before provision for income tax.................     (5)         (9)
Provision for income tax...............................     --          --
                                                           ---         ---
  Loss from discontinued operations, net of income
     tax...............................................     (5)         (9)
Net investment gain, net of income tax.................     10          --
                                                           ---         ---
  Income (loss) from discontinued operations, net of
     income tax........................................    $ 5         $(9)
                                                           ===         ===



     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of $157 million, net of income tax, comprised of a realized gain of $165 million, net of income tax, and an operating expense related to a lease abandonment of $8 million, net of income tax. Under the terms of the sale agreement, MetLife will have an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received payments of $30 million, net of income tax, in the second quarter of 2006 and $12 million, net of income tax, in the fourth quarter of 2005 due to the retention of these specific customer accounts. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

     The Company reported the operations of SSRM in discontinued operations. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The Company's discontinued operations for the year ended December 31, 2005 included expenses of $6 million, net of income tax, related to the sale of SSRM.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The operations of SSRM include affiliated revenues of $5 million and $59 million for the years ended December 31, 2005 and 2004, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continued after the sale of SSRM. The following table presents the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated statements of income:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2006     2005     2004
                                                        ----     ----     ----
                                                             (IN MILLIONS)


Revenues..............................................   $--     $ 19     $328
Expenses..............................................    --       38      296
                                                         ---     ----     ----
Income before provision for income tax................    --      (19)      32
Provision for income tax..............................    --       (5)      13
                                                         ---     ----     ----
  Income (loss) from discontinued operations, net of
     income tax.......................................    --      (14)      19
Net investment gain, net of income tax................    32      177       --
                                                         ---     ----     ----
  Income from discontinued operations, net of income
     tax..............................................   $32     $163     $ 19
                                                         ===     ====     ====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

20.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                  NOTIONAL   CARRYING    ESTIMATED
                                                   AMOUNT      VALUE    FAIR VALUE
                                                  --------   --------   ----------
                                                            (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities.....................             $162,385    $162,385
  Trading securities............................             $    563    $    563
  Equity securities.............................             $  3,487    $  3,487
  Mortgage and consumer loans...................             $ 35,939    $ 36,184
  Policy loans..................................             $  8,587    $  8,587
  Short-term investments........................             $  1,244    $  1,244
  Cash and cash equivalents.....................             $  1,455    $  1,455
  Accrued investment income.....................             $  2,328    $  2,328
  Mortgage loan commitments.....................   $3,290    $     --    $     --
  Commitments to fund bank credit facilities and
     bridge loans...............................   $1,662    $     --    $     --
Liabilities:
  Policyholder account balances.................             $ 69,198    $ 66,965
  Short-term debt...............................             $    833    $    833
  Long-term debt................................             $  3,219    $  3,364
  Junior subordinated debt securities...........             $    399    $    400
  Shares subject to mandatory redemption........             $    278    $    357
  Payables for collateral under securities
     loaned and other transactions..............             $ 32,119    $ 32,119

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  NOTIONAL   CARRYING    ESTIMATED
                                                  AMOUNT       VALUE    FAIR VALUE
                                                  --------   --------   ----------
                                                            (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities.....................             $147,897    $147,897
  Trading securities............................             $    373    $    373
  Equity securities.............................             $  2,217    $  2,217
  Mortgage and consumer loans...................             $ 33,094    $ 33,710
  Policy loans..................................             $  8,412    $  8,412
  Short-term investments........................             $    883    $    883
  Cash and cash equivalents.....................             $  1,787    $  1,787
  Accrued investment income.....................             $  2,030    $  2,030
  Mortgage loan commitments.....................   $2,603    $     --    $     (3)
  Commitments to bank credit facilities and
     bridge loans...............................   $  323    $     --    $     --
Liabilities:
  Policyholder account balances.................             $ 61,700    $ 60,749
  Short-term debt...............................             $    453    $    453
  Long-term debt................................             $  2,562    $  2,840
  Junior subordinated debt securities...........             $    399    $    406
  Shares subject to mandatory redemption........             $    278    $    362
  Payables for collateral under securities
     loaned and other transactions..............             $ 21,009    $ 21,009


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, AND COMMITMENTS TO FUND BANK CREDIT FACILITIES AND BRIDGE LOANS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities and bridge loans, the estimated fair value is the net premium or discount of the commitments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM AND LONG-TERM DEBT, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, junior subordinated debt securities, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

21.  RELATED PARTIES

     MetLife Group, Incorporated, a wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services were approximately $1.9 billion, $1.9 billion and $1.7 billion in 2006, 2005 and 2004, respectively.

     As of December 31, 2006 and 2005, the Company held $222 million and $103 million, respectively, of assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company. Net investment income from these invested assets was $10 million, $6 million and $4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is managed by Metropolitan Life. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities held by the MIIP was $210 million and $198 million as of December 31, 2006 and 2005 respectively. Net investment income allocated to affiliates from the MIIP was $8 million, $7 million, and $9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Fair market value of assets transferred to affiliates..  $ 97   $762   $382
Amortized cost of assets transferred to affiliates.....  $ 99   $723   $367
Net investment gains (losses) recognized on transfers..  $ (2)  $ 39   $ 15
Fair market value of assets transferred from
  affiliates...........................................  $307   $691   $849


     See Notes 3 and 8 for additional related party transactions.

22.  SUBSEQUENT EVENTS

     On March 9, 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA expects to use the net proceeds of the offering to repay $50 million of indebtedness under a bank credit facility and for general corporate purposes.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS


         The following financial statements are included in Part B of this Post Effective Amendment on Form N-4:

            Metropolitan Life Separate Account E
               Independent Registered Public Accounting Firm's Report




           Financial Statements for the Years Ended December 31, 2005 and 2006:

               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements


            Metropolitan Life Insurance Company
               Independent Registered Public Accounting Firm's Report




            Financial Statements for the Years Ended December 31, 2006, 2005 and 2004:

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS

      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Metropolitan Life Insurance Company Sales
                  Agreement.(13)
        (b)(i) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC) (13)
        (c)    -- Participation Agreement--New England Zenith Fund(3)
        (d)    -- Participation Agreement--American Funds Insurance Series(2)

        (e)    -- Participation Agreement--Met Investors Series Trust (4)

     (4)       -- Form of Deferred Annuity Contract.(2)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02)(5)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02)(5)
        (c)    -- Individual Retirement Annuity Endorsement. Form ML-408.2
                  (9/02)(6)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02)(5)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02)(5)
        (f) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03)(10)
        (g)    -- Guaranteed Withdrawal Benefit Rider (9)
        (h)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05)(6)
        (i)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05)(6)
        (j)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I (9)
        (k) -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05) E (10)
        (l) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I (10)
        (m) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05) (10)
        (n) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced) (10)
        (o)    -- Lifetime Withdrawal Guarantee Benefit Rider. Form
                  MLI-690-1.24 (7/04). (12)
           (i) -- Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (12)

     (5)       -- Application Form for the Deferred Annuity (2)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)


        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(8)


     (7)       -- Not applicable.


     (8)       -- Automatic Reinsurance Agreement between Metropolitian Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective October 1, 2004. Agreement No. 17258. (6)


     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(2)

    (10)       -- Consent of Independent Registered Public Accounting Firm (14)

    (11)       -- Not applicable.
    (12)       -- Not applicable.

    (13)(a)    -- Powers of Attorney.(14)

------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001. As incorporated herein by reference.



3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.



5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003. As incorporated herein by reference.



6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.




7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.



8. Filed with Registration Statement No. 333-12288/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 17, 2005.



9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.


10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.


11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.


12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.


13. Filed with Post-Effective Amendment No. 13 to this Registration Statement on April 25, 2006.


14. Filed herewith. Power of Attorney for C. Robert Henrikson, Curtis
    H. Burnette, Burton A. Dole, Jr., Cheryl W. Grise, R. Glenn Hubbard, James R. Houghton, Harry P. Kamen, Helene L. Kaplan, John M. Keane, James M.Kilts, Charles M Leighton, Sylvia M. Mathews, Hugh B.Price, David Satcher, Kenton J.Sicchitano, William C. Steere, William J.Wheeler and James J. Prochaska, Jr.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.



                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
          ----                     ----------------------           ---------------------
Curtis H. Barnette....... Of Counsel                                Director
                          Skadden, Arps, Slate, Meagher & Flom
                          LLP and Affiliates
                          1440 New York Avenue, N.W.
                          Washington, D.C. 20005

Burton A. Dole, Jr....... Retired Chairman,                         Director
                          Nellcor Puritan Bennett,
                          Pauma Valley Country Club
                          15835 Pauma Valley Drive
                          Pauna Valley, CA 92061.

Cheryl W. Grise.......... Executive Vice President,                 Director
                          Utility Group
                          Northeast Utilities
                          P.O. Box 270
                          Hartford, CT 06141-0270

C. Robert Henrikson...... Chairman of the Board,                    Chairman of the Board, President
                          President and Chief                       and Chief Executive Officer
                          Executive Officer, MetLife, Inc.
                          and Metropolitan Life Insurance Company,
                          200 Park Avenue
                          New York, NY 10166

James R. Houghton........ Chairman of the Board                     Director
                          Corning Incorporated,
                          One Riverfront Plaza,
                          MP HQ O2-E6,
                          Corning, NY 14831.

R. Glenn Hubbard......... Dean and Russell L Carson Professor of
                          Finance and Economics,
                          Graduate School of Business,
                          Columbia University,
                          Uris Hall, Room 101,
                          3022 Broadway
                          New York, NY 10027-6902

Harry P. Kamen .......... Retired Chairman and Chief Executive      Director
                          Officer,
                          Metropolitan Life Insurance Company,
                          200 Park Avenue, 32nd Floor
                          New York, NY 10166.

Helene L. Kaplan......... Of Counsel, Skadden, Arps, Slate,         Director
                          Meagher and Flom, LLP,
                          Four Times Square,
                          New York, NY 10036.

John M. Keane............ General (Retired),                        Director
                          United States Army,
                          2020 K Street N.W.
                          Suite 300
                          Washington, D.C. 20006

James M. Kilts .......... Founding Partner,                         Director
                          Centerview Partners Management, LLC
                          16 School Street
                          Rye, NY 10580

Charles M. Leighton...... Retired Chairman and Chief                Director
                          Executive Officer,
                          CML Group, Inc.
                          Executive Director
                          U.S. Sailing
                          15 Maritime Drive
                          Portsmouth, RI 02871

Sylvia M. Mathews........ Chief Operating Officer                   Director
                          and Executive Director,
                          The Bill & Melinda Gates
                          Foundation,
                          1551 Eastlake Avenue East,
                          Seattle, WA 98102.

David Satcher............ Professor of Family Medicine and
                          Community Health, Director of Center
                          of Excellence on Health Disparity,
                          Morehouse School of Medicine,
                          720 Westview Drive, SW
                          Suite 238
                          Atlanta, GA 30310-1495

Kenton J. Sicchitano..... Retired Global Managing Partner,          Director
                          PricewaterhouseCoopers LLP,
                          25 Phillips Road,
                          Natick, MA 01760.

William C. Steere, Jr.... Chairman of the Board,                    Director
                          Pfizer, Inc.,
                          235 East 42nd Street, 22nd Floor,
                          New York, NY 10017.




     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.




       NAME OF OFFICER              POSITION WITH METROPOLITAN LIFE
       ---------------              -------------------------------
C. Robert Henrikson ...... Chairman of the Board, President and Chief Executive
                           Officer
William J. Toppeta........ President, International
William J. Mullaney....... President Institutional Business
Lisa M. Weber............. President, Individual Business
Catherine A. Rein......... Senior Executive Vice President and Chief
                            Administrative Officer
Steven L. Sheinhart....... Executive Vice President and Chief
                            Information Officer
James L. Lipscomb......... Executive Vice President and General
                           Counsel
Steven A Kandarian........ Executive Vice President and Chief Investment Officer
Joseph J. Prochaska....... Executive Vice President and Chief Accounting Officer
William J. Wheeler........ Executive Vice President and Chief Financial Office
Joseph A. Reali........... Senior Vice President and Tax Director
Timothy L. Journy......... Senior Vice President and General Auditor
Anthony J. Williamson..... Senior Vice President and Treasurer
Gwenn L. Carr............. Senior Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.



        As of February 28, 2007 Non-Qualified: 59,714
Qualified: 128,836

ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.


        (a) On or about May 1, 2007, it is anticipated that MetLife Investors Distribution Company will become the principal underwriter and distributor of the registrant. Previously,Metropoliton Life Insurance Company was the principal underwriter. Metropoliton Life Insurance Company acts in the following capacities with respect to the following investment companies as of the date of this registration statement.


Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)


The New England Variable Annuity (depositor)
New England Variable Annuity Fund I (depositor)


New England Life Retirement Investment Account (depositor)
Security Equity Separate Account Thirteen (depositor)
Security Equity Separate Account 26 (depositor)
Security Equity Separate Account 27 (depositor)

Paragon Seperate Account A (principal underwriter)
Paragon Seperate Account B (principal underwriter)
Paragon Seperate Account C (principal underwriter)
Paragon Seperate Account D (principal underwriter)



        (b) See response to Item 25 above.

        (c)

                (1)                                           (2)

    NAME OF PRINCIPAL UNDERWRITER                NET UNDERWRITING DISCOUNTS AND
 Metropolitan Life Insurance Company                      COMMISSIONS
                                                              N/A


                (3)                                           (4)

   COMPENSATION ON REDEMPTION OR                      BROKERAGE COMMISSIONS
           ANNUITIZATION

                                                          $134,856.87
           $12,366,708.82
        (Withdrawal Charges)


                (5)

           COMPENSATION


          $93,294,925.98
     (Separate Account Charge)

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES




    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(B) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 17th day of April 2007.



                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Products and
                                                   Regulation


                              Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Products and
                                                   Regulation

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Chairman, President and Chief Executive ______________________________________ Officer and Director
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
        Joseph J. Prochaska


                 *                     Director
______________________________________
          Curtis H. Barnette

                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                                       Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          James R. Houghton


                 *                     Director
______________________________________
          R. Glenn Hubbard


                 *                     Director
______________________________________
           Harry P. Kamen

                 *                     Director
______________________________________
           Helene L. Kaplan

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Charles M. Leighton

                 *                     Director
______________________________________
          Sylvia M. Mathews

                 *                     Director
______________________________________
           Hugh B. Price



                 *                     Director
______________________________________
           David Satcher


                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       William C. Steere, Jr.

 /s/ Myra L. Saul, Esq.                                       April 17, 2007


*By: _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact



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